February 28, 2002

Annual Report 02


                                                    LifePath/R/ Income Portfolio
                                                      LifePath/R/ 2010 Portfolio
                                                      LifePath/R/ 2020 Portfolio
                                                      LifePath/R/ 2030 portfolio
                                                      LifePath/R/ 2040 portfolio


                                     Advised by Barclays Global Fund Advisors
                                     Sponsored and distributed by Stephens Inc., Member NYSE/SIPC


                                                 Barclays Global Investors Funds

TABLE OF CONTENTS


To Our Shareholders.........................................    1
Market Overview.............................................    2
Managers' Discussion and Analysis...........................    4

BARCLAYS GLOBAL INVESTORS FUNDS

  Financial Statements......................................    9
  Financial Highlights......................................   13
  Notes to the Financial Statements.........................   16
  Report of Independent Accountants.........................   19
  Tax Information (Unaudited)...............................   20
  Shareholder Meeting Results (Unaudited)...................   21
  Trustees Information (Unaudited)..........................   25

MASTER INVESTMENT PORTFOLIO
  Schedules of Investments..................................   26
    LifePath Income Master Portfolio........................   26
    LifePath 2010 Master Portfolio..........................   37
    LifePath 2020 Master Portfolio..........................   49
    LifePath 2030 Master Portfolio..........................   62
    LifePath 2040 Master Portfolio..........................   73
  Financial Statements......................................   84
  Notes to the Financial Statements.........................   87
  Report of Independent Accountants.........................   91
  Trustees Information (Unaudited)..........................   92

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

TO OUR SHAREHOLDERS

    The LifePath Portfolios' fiscal year ended February 28, 2002 can be described as a period of volatility and opportunity. Highlights from the fiscal year include:

    . The Federal Reserve Board lowered short-term interest rates nine times during the twelve-month period, bringing the federal funds rate to 1.75% and the discount rate to 1.25%.

    . The events of September 11 resulted in the equity markets remaining closed for four business days, the longest period since World War I.

    . On December 31, 2001, the unemployment rate stood at 5.8%, the highest since April 1995.

    . On January 11, 2002, Barclays Global Investors Funds, Inc. (the "Company") redomiciled from a Maryland corporation to a Delaware business trust. The name of the new trust is Barclays Global Investors Funds (the "Trust"). The Trust has adopted the registration statement of the Company and will continue to offer multiple series including the Portfolios in this report.

    As you read through this report and review the performance of the funds in your portfolio, we urge you to maintain a broad perspective in your investment decisions. While one fund's recent performance may be better than another's, it is important to remember that past performance is no guarantee of future returns. Even as market conditions change, you should maintain your investment strategy as long as it remains appropriate for your personal objectives. One trait many successful investors share is the ability to stay focused on their personal financial goals while ignoring temporary market swings.

    The Barclays Global Investors Funds offer a simple, cost-effective way for you to invest in your future. We trust that the Funds are fulfilling your expectations and will continue to do so. We appreciate your confidence and look forward to continuing to help you meet your investment goals.

BARCLAYS GLOBAL INVESTORS FAMILY OF FUNDS                             APRIL 2002

BARCLAYS GLOBAL INVESTORS FUNDS MARKET OVERVIEW
12-MONTH PERIOD ENDED FEBRUARY 28, 2002

US EQUITY MARKETS

    The U.S. stock market endured another volatile period during the 12 months ended February 28, 2002. For most of the reporting period, earnings disappointments, job cuts, and weak economic indicators continued to plague equity markets. In response to the bleak economic signs and weak markets, the Federal Reserve Board (the "Fed") continued its campaign to stimulate the sagging economy. After nine rate cuts, the Fed had lowered short-term rates a total of 3.75%. By year-end, the federal funds rate stood at 1.75%, its lowest level in 40 years. The federal government also acted to stimulate the economy. In the second quarter, a $1.35 trillion tax cut was passed, including a tax rebate intended to inject capital into the economy.

    Despite these actions, discouraging economic signs and poor earnings growth weighed on the markets for much of the year. The events of September 11 accelerated the broad market sell off. After remaining closed for four business days following September 11, equity markets reopened on September 17. Despite the combined effects of monetary stimulus from the Fed and fiscal stimulus from the federal government, equity markets declined sharply through the remainder of the month. The losses resulted in the largest quarterly declines for both the S&P 500 Index and the Dow Jones Industrial Average since the quarter that included the stock market crash of 1987.

    Finally, in the fourth quarter, markets rallied. Other economic indicators delivered positive news: inventories declined, factory orders surged, housing starts increased, and consumer confidence rose. Although job losses remained high and third quarter GDP shrank, many investors found cause to be optimistic about economic recovery. In January, additional positive news helped to boost consumer confidence. Newly released figures showed that fourth quarter 2001 GDP had grown 0.2%, ahead of the 1.1% decline predicted by many analysts. By the end of January, the jobless rate declined to 5.6%, ending eight straight months of increases. Citing these improvements in the economy, the Fed left short-term rates unchanged at its January meeting. February brought more positive news: the previously reported 0.2% fourth quarter 2001 GDP growth rate was revised upward, to a surprising 1.4%, and unemployment rates continued to fall. Not all news was positive, however: most notably, accounting concerns resulting from Enron's and Arthur Anderson's problems dominated the news and drove many investors from stock markets.

U.S. FIXED INCOME MARKETS

    Like U.S. equity markets, bond markets experienced a volatile period. However, because what is positive for stocks typically tends to be negative for bonds and vice versa, the bond markets' performance pattern was opposite the equities markets'.

    During the second quarter of 2001, the signs of possible economic recovery that had temporarily buoyed equity markets hurt bonds, particularly long-term Treasury bonds. Because the prospect of economic strength brought with it the potential for inflation, long-term rates crept up during the second quarter. The federal government's tax cut also lowered projections of future government budget surpluses. This led investors to conclude that the Treasury would not be able to buy back as many of its outstanding bonds. Meanwhile, additional Fed rate cuts helped short-term yields to drift lower through the second quarter.

    In the wake of the September 11 events, the Fed lowered short-term rates in an attempt to boost investor confidence. This move caused a further steepening of the yield curve. A flight to quality that led investors from equities and lower-quality bonds to the safe haven of government securities, particularly short-term issues, contributed to the phenomenon. For Treasury bonds, yields reached their lows in early November before spiking upward as investors began anticipating an economic recovery, the stock market rebounded strongly, and the campaign in Afghanistan progressed successfully. Long-term bonds rallied more than 8.5% in October, when the Treasury announced its suspension of the 30-year bond, but erased those gains in November and December as yields increased. During the first two months of 2002, fixed-income markets posted gains, benefiting from investors' apprehension about equity markets.

INTERNATIONAL EQUITY MARKETS

    The economic slowdown that the United States experienced during this period also continued to take its toll in Europe and Asia. In Europe, economies continued to slide, although authorities were reluctant to describe the condition as a recession. By year-end, Germany appeared to be approaching recession, with France and Italy close behind. In the United Kingdom, however, economic conditions were markedly better. Because the Bank of England had pursued a more proactive monetary policy, and fiscal policy was also loosened before the economic slowdown was fully appreciated, the United Kingdom ended the year with one of the strongest rates of growth of any of the major industrial countries. In Asia, Japan found itself in its fourth recession in a decade. The country has, in effect, been in a prolonged slump for the entire decade, alleviated periodically by massive injections of government spending. Consequently, Japan now stands at a point where any additional government spending would threaten its international credit standing. Similarly, monetary easing has been overused to the point where nominal interest rates can no longer be cut.

    As it became more apparent that the global economy was slowing, investors increasingly favored stocks considered relatively "defensive," such as consumer staples, utilities and financials. Conversely, information-technology and telecommunications stocks were among the worst performers on a sector basis, as demand for technology and telecommunications products and services declined on a worldwide basis.

MANAGERS' DISCUSSION & ANALYSIS

                   LIFEPATH-REGISTERED TRADEMARK(R) PORTFOLIOS
                           PERFORMANCE AS OF 2/28/02

--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

LifePath Income Portfolio                                   One Year     2.25%
                                                            Five Year    6.40%
                                Since Inception Date (3/1/94-2/28/02)    6.78%
LifePath 2010 Portfolio                                     One Year    (1.13)%
                                                            Five Year    7.26%
                                Since Inception Date (3/1/94-2/28/02)    8.85%
LifePath 2020 Portfolio                                     One Year    (5.44)%
                                                            Five Year    7.15%
                                Since Inception Date (3/1/94-2/28/02)    9.65%
LifePath 2030 Portfolio                                     One Year    (8.25)%
                                                            Five Year    7.26%
                                Since Inception Date (3/1/94-2/28/02)   10.41%
LifePath 2040 Portfolio                                     One Year   (10.89)%
                                                            Five Year    6.85%
                                Since Inception Date (3/1/94-2/28/02)   10.92%


--------------------------------------------------------------------------------

Average annual total return represents the LifePath Portfolios' average annual increase or decrease in value during the time periods noted above. These figures assume that dividends and capital gain distributions have been reinvested in the Portfolio at net asset value. A Portfolio's "net asset value" is the value of one share of a fund.

The returns shown both in the table above and on the graphs that follow do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of shares of the Portfolio will vary with changes in market conditions. Shares of the Portfolio may be worth more or less than their original cost when they are redeemed. An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Portfolio, the Index does not actually hold a portfolio of securities and therefore does not incur the management, administration, distribution, transaction or other expenses incurred by the Portfolio. These expenses negatively impact the performance of the Portfolio. The Portfolio's past performance is no guarantee of future results.

The Portfolios are successors to the assets of the institutional class of shares of the Stagecoach Trust LifePath Funds (the "predecessor funds"), that began operations on March 1, 1994. Performance information for the periods before March 26, 1996, the date the LifePath Portfolios began operations, reflects the performance of the predecessor funds.

    Most of the twelve-month period ending February 28, 2002 was a continuation of the same themes from the previous period. The wave of earnings disappointments, weak economic indicators and job cuts that had already begun to drag down markets again weighed on investors. Against a backdrop of a slowing economy, the Federal Reserve ("the Fed") continued to aggressively lower interest rates in an effort to keep the economy out of recession. The Fed cut rates an additional nine times during the period, bringing the federal funds rate to 1.75%, its lowest level in 40 years.

    By the fourth quarter, however, some encouraging economic indicators began to point to the prospect of an improving economy. Declining inventory levels, lower inflation, and low interest rates all suggested the possibility of economic recovery. The Fed's actions, combined with proposed tax cuts helped buoy markets in the fourth quarter, and consumer confidence responded positively as well.

    January marked an important turnaround in both earnings expectations and economic expectations for 2002. This upward trend continued in February. Earnings estimates for all four quarters of 2002 moved higher, initial jobless claims began trending down, and fourth quarter 2001 GDP growth was revised up to a more vigorous 1.4% annualized growth rate. This GDP growth was a significant contrast to analysts' consensus estimates at the end of January of a 1.1% decline. Despite these signs of both an economic and earnings recovery, however, accounting concerns sparked by the Enron bankruptcy continued to have a negative impact on equity prices and created uncertainty regarding the exact timing and strength of these recoveries.

LIFEPATH(R) PORTFOLIOS
MANAGERS' DISCUSSION & ANALYSIS (CONTINUED)

    In general, the economic concerns that drove down stocks for much of the period helped the bond market. Long-term bonds posted gains early in the period, then suffered a setback in the fourth quarter as investor optimism about the stock market was renewed. In January and February, the accounting concerns that drove many investors away from stocks helped the bond market. Short-term paper did well throughout the period, benefiting directly from the Fed's interest rate campaign.

    For the twelve-month period ending February 28, 2002, U.S. equities as measured by the BGI U.S. Equity Index declined 9.51%. Fixed-income markets, on the other hand, posted positive returns: U.S. bonds as measured by the Lehman Brothers Aggregate Index returned 7.67% and U.S. money market instruments, as measured by 3-month Treasury bills rose 3.67%. Following the U.S. markets' lead, most international markets endured a difficult period, as measured by the MSCI EAFE Index's decline of 18.91%.

    On February 28, 2001, assets in the LifePath Portfolios were as follows:

                           U.S.  International   U.S.     Money
        Portfolio        Equity         Equity  Bonds   Market*
        ---------        ------  -------------  -----  --------

        LifePath Income     15%             4%    54%       27%
        LifePath 2010       31%             8%    46%       15%
        LifePath 2020       50%            13%    29%        8%
        LifePath 2030       61%            16%    17%        6%
        LifePath 2040       73%            21%     5%        1%

* THE PERCENTAGE OF THE PORTFOLIOS' ASSETS THAT ARE INVESTED IN MONEY MARKET INSTRUMENTS IS NET OF THE PORTFOLIOS' OTHER ASSETS AND LIABILITIES

    During the reporting period, shorter-horizon Portfolios outperformed longer-horizon Portfolios. Because of their lower risk targets, the LifePath Income and shorter-horizon Portfolios held more bonds than the LifePath 2040 and other longer-horizon Portfolios. This allocation to bonds, which outperformed equities during the year, caused the LifePath Income Portfolio to outperform the rest of the Portfolios in the group, followed by the 2010, 2020, 2030 and 2040 Portfolios.

    Because of an inverted yield curve (long-term bonds had lower yields than short-term paper), at the beginning of the period, the LifePath Portfolios held a higher cash allocation and a lower bond allocation. As the Fed cut short-term interest rates, the LifePath strategies moved out of cash and into bonds. In the beginning of December, the normal equity allocation was increased from approximately 20% to 35%, in the LifePath Income Portfolio and by a lesser amount in the other strategies.

    On February 28, 2002, assets in the LifePath Portfolios were as follows:

                           U.S.  International   U.S.     Money
        Portfolio        Equity         Equity  Bonds   Market*
        ---------        ------  -------------  -----  --------

        LifePath Income     29%            10%    59%        2%
        LifePath 2010       45%            14%    40%        1%
        LifePath 2020       55%            17%    26%        2%
        LifePath 2030       63%            20%    16%        1%
        LifePath 2040       74%            21%     4%        1%

* THE PERCENTAGE OF THE PORTFOLIOS' ASSETS THAT ARE INVESTED IN MONEY MARKET INSTRUMENTS IS NET OF THE PORTFOLIOS' OTHER ASSETS AND LIABILITIES

    As of the date of this Annual Report, the LifePath Portfolios are positioned with a moderate overweight in equities and underweight in bonds. Our equity overweight reflects the strengthening economic environment, and the improved earnings outlook. Further, bond prices remain high, with low yields.

    The graphs below illustrate the value of a hypothetical $10,000 investment in each of the LifePath Portfolios since inception. The result is compared with not only the indexes and benchmarks used in the past, but also compared with two additional market indexes (the MSCI EAFE Index and Salomon Brothers 3-Month Treasury Bill Index). These two additional market indexes, along with the Lehman Brothers Aggregate Index and Wilshire 5000 Index used in the past, will replace the LifePath Benchmark Index for each of the Portfolios. The four indexes will serve as more useful comparisons as they are representative of the four asset classes in the portfolio holdings of each of the LifePath Portfolios.

LIFEPATH(R) PORTFOLIOS
MANAGERS' DISCUSSION & ANALYSIS (CONTINUED)

+ Additional index for comparison to the Portfolio.

                                  [LINE GRAPH]

                          LifePath(R) Income Portfolio
                          GROWTH OF $10,000 INVESTMENT
                            SINCE INCEPTION (3/1/94)

                           LIFEPATH(R)    LEHMAN BROTHERS  LIFEPATH INCOME                  WILSHIRE       MSCI
                        Income Portfolio  Aggregate Index  Benchmark Index  S&P 500 Index  5000 Index+  EAFE Index+
3/1/94                           $10,000          $10,000          $10,000        $10,000      $10,000      $10,000
2/28/95                          $10,238          $10,178          $10,262        $10,735      $10,529       $9,581
2/28/96                          $11,557          $11,424          $11,914        $14,445      $14,092      $11,230
2/28/97                          $12,257          $12,035          $12,962        $18,222      $17,315      $11,628
2/28/98                          $13,489          $13,283          $14,823        $24,618      $23,225      $13,464
2/28/99                          $14,159          $14,115          $15,990        $29,493      $26,438      $14,170
2/28/00                          $14,641          $14,271          $16,975        $32,923      $32,192      $17,822
2/28/01                          $15,257          $16,190          $18,090        $30,227      $28,024      $14,739
2/28/02                          $15,482          $17,431          $18,709        $27,352      $25,693      $11,977


                SALOMON BROTHERS 3-MONTH
                   Treasury Bill Index+
3/1/94                    $10,000
2/28/95                   $10,450
2/28/96                   $11,049
2/28/97                   $11,632
2/28/98                   $12,248
2/28/99                   $12,858
2/28/00                   $13,487
2/28/01                   $14,302
2/28/02                   $14,790


Yearly periods ended February 28

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

LifePath(R) 2010 Portfolio
GROWTH OF $10,000 INVESTMENT
SINCE INCEPTION (3/1/94)



                                               LIFEPATH (R)     LEHMAN BROTHERS  LIFEPATH 2010
                                             2010 PORTFOLIO     AGGREGATE INDEX  BENCHMARK INDEX  S&P 500 INDEX  WILSHIRE 5000 INDEX
3/1/94                                          $10,000          $10,000          $10,000         $10,000              $10,000
2/28/95                                         $10,354          $10,178          $10,280         $10,735              $10,529
2/28/96                                         $12,323          $11,424          $12,249         $14,445              $14,092
2/28/97                                         $13,521          $12,035          $13,589         $18,222              $17,315
2/28/98                                         $15,394          $13,283          $15,994         $24,618              $23,225
2/28/99                                         $16,413          $14,115          $17,436         $29,493              $26,438
2/28/00                                         $17,205          $14,271          $19,079         $32,923              $32,192
2/28/01                                         $17,378          $16,190          $19,550         $30,227              $28,024
2/28/02                                         $17,265          $17,431          $19,744         $27,352              $25,693

              MCSI       SALOMON BROTHERS 3-MONTH
           EAFE INDEX+     TREASURY BILL INDEX+
3/1/94       $10,000               $10,000
2/28/95       $9,581               $10,450
2/28/96      $11,230               $11,049
2/28/97      $11,628               $11,632
2/28/98      $13,464               $12,248
2/28/99      $14,170               $12,858
2/28/00      $17,822               $13,487
2/28/01      $14,739               $14,302
2/28/02      $11,977               $14,790


Yearly periods ended February 28

LIFEPATH(R) PORTFOLIOS
MANAGERS' DISCUSSION & ANALYSIS (CONTINUED)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
LifePath(R) 2020 Portfolio
GROWTH OF $10,000 INVESTMENT
SINCE INCEPTION (3/1/94)

                                   LEHMAN
                                 BROTHERS   LIFEPATH 2020                                                  SALOMON BROTHERS
                  LIFEPATH(R)   AGGREGATE       BENCHMARK    S&P 500   WILSHIRE 5000    MSCI EAFE                   3-MONTH
               2020 PORTFOLIO       INDEX           INDEX      INDEX           INDEX       INDEX+      TREASURY BILL INDEX+
3/1/94                $10,000     $10,000         $10,000    $10,000         $10,000      $10,000                   $10,000
2/28/95               $10,439     $10,178         $10,298    $10,735         $10,529       $9,581                   $10,450
2/28/96               $12,757     $11,424         $12,590    $14,445         $14,092      $11,230                   $11,049
2/28/97               $14,263     $12,035         $14,240    $18,222         $17,315      $11,628                   $11,632
2/28/98               $16,688     $13,283         $17,240    $24,618         $23,225      $13,464                   $12,248
2/28/99               $17,930     $14,115         $18,976    $29,493         $26,438      $14,170                   $12,858
2/28/00               $19,014     $14,271         $21,388    $32,923         $32,192      $17,822                   $13,487
2/28/01               $18,660     $16,190         $21,018    $30,227         $28,024      $14,739                   $14,302
2/28/02               $18,116     $17,431         $20,632    $27,352         $25,693      $11,977                   $14,790


Yearly periods ended February 28

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
LifePath(R) 2030 Portfolio
GROWTH OF $10,000 INVESTMENT
SINCE INCEPTION (3/1/94)

                                   LEHMAN
                                 BROTHERS   LIFEPATH 2030                                                  SALOMON BROTHERS
                LIFEPATH(R)     AGGREGATE       BENCHMARK     S&P 500  WILSHIRE 5000    MSCI EAFE                   3-MONTH
             2030 PORTFOLIO         INDEX           INDEX       INDEX          INDEX       INDEX+      TREASURY BILL INDEX+
3/1/94              $10,000        $10,000        $10,000     $10,000        $10,000      $10,000                   $10,000
2/28/95             $10,442        $10,178        $10,314     $10,735        $10,529       $9,581                   $10,450
2/28/96             $13,130        $11,424        $12,936     $14,445        $14,092      $11,230                   $11,049
2/28/97             $14,867        $12,035        $14,914     $18,222        $17,315      $11,628                   $11,632
2/28/98             $17,689        $13,283        $18,561     $24,618        $23,225      $13,464                   $12,248
2/28/99             $19,044        $14,115        $20,584     $29,493        $26,438      $14,170                   $12,858
2/28/00             $20,348        $14,271        $23,887     $32,923        $32,192      $17,822                   $13,487
2/28/01             $19,749        $16,190        $22,498     $30,227        $28,024      $14,739                   $14,302
2/28/02             $18,924        $17,431        $21,453     $27,352        $25,693      $11,977                   $14,790


Yearly periods ended February 28

LIFEPATH(R) PORTFOLIOS
MANAGERS' DISCUSSION & ANALYSIS (CONTINUED)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
LifePath(R) 2040 Portfolio
GROWTH OF $10,000 INVESTMENT
SINCE INCEPTION (3/1/94)

                                  LEHMAN
                                BROTHERS    LIFEPATH 2040                                                     SALOMON BROTHERS
               LIFEPATH(R)     AGGREGATE        BENCHMARK     S&P 500     WILSHIRE 5000    MSCI EAFE                   3-MONTH
            2040 PORTFOLIO         INDEX            INDEX       INDEX             INDEX       INDEX+      TREASURY BILL INDEX+
3/1/94             $10,000       $10,000          $10,000     $10,000           $10,000      $10,000                   $10,000
2/28/95            $10,556       $10,178          $10,328     $10,735           $10,529       $9,581                   $10,450
2/28/96            $13,488       $11,424          $13,288     $14,445           $14,092      $11,230                   $11,049
2/28/97            $15,535       $12,035          $15,611     $18,222           $17,315      $11,628                   $11,632
2/28/98            $18,630       $13,283          $19,965     $24,618           $23,225      $13,464                   $12,248
2/28/99            $20,166       $14,115          $22,300     $29,493           $26,438      $14,170                   $12,858
2/28/00            $21,768       $14,271          $26,630     $32,923           $32,192      $17,822                   $13,487
2/28/01            $20,687       $16,190          $24,017     $30,227           $28,024      $14,739                   $14,302
2/28/02            $19,598       $17,431          $22,226     $27,352           $25,693      $11,977                   $14,790

Yearly periods ended February 28

The LifePath Portfolios do not have their own investment advisor. They are organized as "feeder" funds in a "master/feeder" structure. Instead of investing directly in the individual securities in the portfolio, the feeder fund, which is offered to the public, holds interests in the net assets of the Master Portfolio. It is the Master Portfolio that actually invests in the individual securities. References to "the Portfolios" are to the feeder funds or the Master Portfolios. Barclays Global Fund Advisors (BGFA) advises the Master Portfolios.

BARCLAYS GLOBAL INVESTORS FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
FEBRUARY 28, 2002

                              LifePath      LifePath      LifePath      LifePath      LifePath
                                Income          2010          2020          2030          2040
                             Portfolio     Portfolio     Portfolio     Portfolio     Portfolio
 ---------------------------------------------------------------------------------------------
ASSETS
 Investments:
  In corresponding Master
    Portfolio, at market
    value (Note 1)         $37,138,769  $108,671,864  $320,550,589  $108,530,619  $ 85,140,219
Receivables:
  Capital shares sold           19,808        69,738       117,311       155,264        63,224
                           -----------  ------------  ------------  ------------  ------------
Total Assets                37,158,577   108,741,602   320,667,900   108,685,883    85,203,443
                           -----------  ------------  ------------  ------------  ------------
LIABILITIES
Payables:
  Capital shares redeemed      213,150       108,793       621,822       113,758       223,847
  Administration fees
    (Note 2)                     9,021        31,410       110,677        34,602        18,870
                           -----------  ------------  ------------  ------------  ------------
Total Liabilities              222,171       140,203       732,499       148,360       242,717
                           -----------  ------------  ------------  ------------  ------------
NET ASSETS                 $36,936,406  $108,601,399  $319,935,401  $108,537,523  $ 84,960,726
                           ===========  ============  ============  ============  ============
NET ASSETS CONSIST OF:
  Paid-in capital          $36,914,414  $111,083,432  $354,315,012  $114,234,467  $ 98,583,295
  Undistributed net
    investment income          188,349       398,627       861,868       216,545        94,266
  Undistributed net
    realized gain (loss)
    on investments              60,084       240,536    (4,173,677)      162,763    (3,695,065)
  Net unrealized
    depreciation of
    investments               (226,441)   (3,121,196)  (31,067,802)   (6,076,252)  (10,021,770)
                           -----------  ------------  ------------  ------------  ------------
NET ASSETS                 $36,936,406  $108,601,399  $319,935,401  $108,537,523  $ 84,960,726
                           ===========  ============  ============  ============  ============
Shares outstanding           3,487,435     9,164,285    23,665,011     7,929,860     5,769,278
                           ===========  ============  ============  ============  ============
Net asset value and
  offering price per
  share                    $     10.59  $      11.85  $      13.52  $      13.69  $      14.73
                           ===========  ============  ============  ============  ============
----------------------------------------------------------------------------------------------


STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED FEBRUARY 28, 2002

                              LifePath      LifePath      LifePath      LifePath      LifePath
                                Income          2010          2020          2030          2040
                             Portfolio     Portfolio     Portfolio     Portfolio     Portfolio
----------------------------------------------------------------------------------------------
NET INVESTMENT INCOME
  ALLOCATED FROM
  CORRESPONDING MASTER
  PORTFOLIO
  Dividends                $   140,626  $    744,392  $  3,250,212  $  1,297,726  $  1,222,749
  Interest                   1,281,804     2,945,986     5,357,066       985,238       165,225
  Expenses                    (147,189)     (448,228)   (1,382,700)     (449,410)     (393,894)
                           -----------  ------------  ------------  ------------  ------------
Net investment income
  allocated from
  corresponding Master
  Portfolio                  1,275,241     3,242,150     7,224,578     1,833,554       994,080
                           -----------  ------------  ------------  ------------  ------------
FUND EXPENSES (NOTE 2)
  Administration fees          162,853       495,002     1,526,565       498,320       418,184
                           -----------  ------------  ------------  ------------  ------------
Total fund expenses            162,853       495,002     1,526,565       498,320       418,184
                           -----------  ------------  ------------  ------------  ------------
Net investment income        1,112,388     2,747,148     5,698,013     1,335,234       575,896
                           -----------  ------------  ------------  ------------  ------------
REALIZED AND UNREALIZED
  GAIN (LOSS) ON
  INVESTMENTS ALLOCATED
  FROM CORRESPONDING
  MASTER PORTFOLIO
  Net realized gain            879,800     7,333,013    21,881,975    11,130,277    17,326,803
  Net change in
    unrealized
    appreciation
    (depreciation)          (1,224,199)  (10,532,849)  (42,810,225)  (20,961,737)  (28,612,667)
                           -----------  ------------  ------------  ------------  ------------
Net loss on investments       (344,399)   (3,199,836)  (20,928,250)   (9,831,460)  (11,285,864)
                           -----------  ------------  ------------  ------------  ------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS          $   767,989  $   (452,688) $(15,230,237) $ (8,496,226) $(10,709,968)
                           ===========  ============  ============  ============  ============


--------------------------------------------------------------------------------
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
                                                                               9

BARCLAYS GLOBAL INVESTORS FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

                                                      LIFEPATH INCOME PORTFOLIO                           LIFEPATH 2010 PORTFOLIO
                               ------------------------------------------------  ------------------------------------------------
                                               FOR THE                  FOR THE                  FOR THE                  FOR THE
                                            YEAR ENDED               YEAR ENDED               YEAR ENDED               YEAR ENDED
                                     FEBRUARY 28, 2002        FEBRUARY 28, 2001        FEBRUARY 28, 2002        FEBRUARY 28, 2001
---------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET
  ASSETS
OPERATIONS:
  Net investment income                   $  1,112,388             $  1,260,700             $  2,747,148             $  2,879,157
  Net realized gain                            879,800                1,598,995                7,333,013                4,724,771
  Net change in unrealized
    appreciation
    (depreciation)                          (1,224,199)              (1,050,307)             (10,532,849)              (6,008,577)
                                       ----------------  -----------------------  -----------------------  -----------------------
Net increase (decrease) in
  net assets resulting from
  operations                                   767,989                1,809,388                 (452,688)               1,595,351
                               -----------------------  -----------------------  -----------------------  -----------------------
DISTRIBUTIONS TO
  SHAREHOLDERS:
  From net investment income                (1,122,275)              (1,241,206)              (2,788,806)              (2,830,893)
  From net realized gain on
    sale of investments                       (231,518)              (1,968,848)              (1,181,330)              (6,232,440)
                               -----------------------  -----------------------  -----------------------  -----------------------
Total distributions to
  shareholders                              (1,353,793)              (3,210,054)              (3,970,136)              (9,063,333)
                               -----------------------  -----------------------  -----------------------  -----------------------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold                 19,731,124               19,332,593               59,184,328               37,116,361
  Net asset value of shares
    issued in reinvestment of
    dividends and
    distributions                            1,350,246                3,188,819                3,943,544                8,943,538
  Cost of shares redeemed                  (16,322,558)             (17,129,776)             (40,091,401)             (37,318,821)
                               -----------------------  -----------------------  -----------------------  -----------------------
Net increase in net assets
  resulting from capital
  share transactions                         4,758,812                5,391,636               23,036,471                8,741,078
                               -----------------------  -----------------------  -----------------------  -----------------------
Increase in net assets                       4,173,008                3,990,970               18,613,647                1,273,096

NET ASSETS:
Beginning of year                           32,763,398               28,772,428               89,987,752               88,714,656
                               -----------------------  -----------------------  -----------------------  -----------------------
End of year                               $ 36,936,406             $ 32,763,398             $108,601,399             $ 89,987,752
                               =======================  =======================  =======================  =======================
Undistributed net investment
  income included in net
  assets at end of year                   $    188,349             $    199,554             $    398,627  $               446,190
                               =======================  =======================  =======================  =======================

SHARES ISSUED AND REDEEMED:
  Shares sold                                1,847,700                1,726,003                4,921,447                2,789,286
  Shares issued in
    reinvestment of dividends
    and distributions                          127,274                  292,544                  329,114                  687,655
  Shares redeemed                           (1,530,208)              (1,548,642)              (3,307,156)              (2,833,065)
                               -----------------------  -----------------------  -----------------------  -----------------------
Net increase in shares
  outstanding                                  444,766                  469,905                1,943,405                  643,876
                               =======================  =======================  =======================  =======================

--------------------------------------------------------------------------------
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BARCLAYS GLOBAL INVESTORS FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                LIFEPATH 2020 PORTFOLIO                           LIFEPATH 2030 PORTFOLIO
                               ------------------------------------------------  ------------------------------------------------
                                               FOR THE                  FOR THE                  FOR THE                  FOR THE
                                            YEAR ENDED               YEAR ENDED               YEAR ENDED               YEAR ENDED
                                     FEBRUARY 28, 2002        FEBRUARY 28, 2001        FEBRUARY 28, 2002        FEBRUARY 28, 2001

---------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET
  ASSETS
OPERATIONS:
  Net investment income                   $  5,698,013             $   3,740,220            $  1,335,234             $  1,186,978
  Net realized gain                         21,881,975                6,419,207               11,130,277                3,872,141
  Net change in unrealized
    appreciation
    (depreciation)                         (42,810,225)             (19,301,313)             (20,961,737)             (10,576,268)
                                           ------------             ------------             ------------             ------------
Net decrease in net assets
  resulting from operations                (15,230,237)              (9,141,886)              (8,496,226)              (5,517,149)
                                           ------------              -----------               ----------              ----------
DISTRIBUTIONS TO
  SHAREHOLDERS:
  From net investment income                (5,456,953)              (3,512,514)              (1,284,503)              (1,167,080)
  From net realized gain on
    sale of investments                        (59,612)              (9,804,236)              (4,510,194)              (4,388,703)
                                           ------------              -----------              -----------              -----------
Total distributions to
  shareholders                              (5,516,565)             (13,316,750)              (5,794,697)              (5,555,783)
                                           ------------             ------------             ------------              -----------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold                232,961,306              112,177,884               70,559,568               37,256,030
  Net asset value of shares
    issued in reinvestment of
    dividends and
    distributions                            5,503,683               13,255,564                5,760,350                5,507,941
  Cost of shares redeemed                  (80,589,737)             (63,219,749)             (33,156,836)             (36,041,958)
                                           ------------             ------------             ------------              -----------
Net increase in net assets
  resulting from capital
  share transactions                       157,875,252               62,213,699               43,163,082                6,722,013
                                           -----------               -----------              ----------              -----------
Increase (decrease) in net
  assets                                   137,128,450               39,755,063               28,872,159               (4,350,919)

NET ASSETS:
Beginning of year                          182,806,951              143,051,888               79,665,364               84,016,283
                                           -----------              -----------              -----------              -----------
End of year                               $319,935,401             $182,806,951              108,537,523              79,665,364
                                          ============              ===========              ===========               ==========
Undistributed net investment
 income included in net
  assets at end of year                   $    861,868             $    618,054             $    216,545             $   170,024
                                          ============             ============             ============             ============

SHARES ISSUED AND REDEEMED:
  Shares sold                               16,503,097                6,817,728                4,714,637                2,090,743
  Shares issued in
    reinvestment of dividends
    and distributions                          401,414                  847,517                  412,574                  316,698
  Shares redeemed                           (5,800,325)              (3,947,464)              (2,249,154)              (2,063,853)
                                           ------------              -----------              -----------              -----------
Net increase in shares
  outstanding                               11,104,186                3,717,781                2,878,057                  343,588
                                            ==========              ============             ===========              ============


--------------------------------------------------------------------------------
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BARCLAYS GLOBAL INVESTORS FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                                   LIFEPATH 2040 PORTFOLIO
                                          ------------------------------------------------
                                                          FOR THE                  FOR THE
                                                       YEAR ENDED               YEAR ENDED
                                                FEBRUARY 28, 2002        FEBRUARY 28, 2001
------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net investment income                              $    575,896             $    616,158
  Net realized gain                                    17,326,803                9,116,690
  Net change in unrealized appreciation
    (depreciation)                                    (28,612,667)             (22,414,260)
                                                     ------------            -------------
Net decrease in net assets resulting
  from operations                                     (10,709,968)             (12,681,412)
                                                     ------------            -------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                             (576,425)                (570,768)
  From net realized gain on sale of
    investments                                          (475,967)             (10,402,656)
                                                     ------------             ------------
Total distributions to shareholders                    (1,052,392)             (10,973,424)
                                                     ------------            -------------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold                            31,978,773               49,119,954
  Net asset value of shares issued in
    reinvestment of dividends and
    distributions                                       1,045,497               10,894,420
  Cost of shares redeemed                             (34,163,747)             (61,180,371)
                                                      -----------             ------------
Net decrease in net assets resulting
  from capital share transactions                      (1,139,477)              (1,165,997)
                                                     ------------             ------------
Decrease in net assets                                (12,901,837)             (24,820,833)

NET ASSETS:
Beginning of year                                      97,862,563              122,683,396
                                                     ------------             ------------
End of year                                          $ 84,960,726             $ 97,862,563
                                                     ============             ============
Undistributed net investment income
  included in net assets at end of year              $     94,266             $     82,752
                                                     ============             ============

SHARES ISSUED AND REDEEMED:
  Shares sold                                           2,047,219                2,384,022
  Shares issued in reinvestment of
    dividends and distributions                            71,926                  592,999
  Shares redeemed                                      (2,195,606)              (3,074,996)
                                                     ------------            -------------
Net decrease in shares outstanding                        (76,461)                 (97,975)
                                                     ============            =============


--------------------------------------------------------------------------------
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BARCLAYS GLOBAL INVESTORS FUNDS
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD



                                                                           LIFEPATH INCOME PORTFOLIO
                           -------------------------------------------------------------------------
                              YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                           FEB. 28, 2002  FEB. 28, 2001  FEB. 29, 2000  FEB. 28, 1999  FEB. 28, 1998
----------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF YEAR           $ 10.77        $ 11.18        $ 11.53        $ 11.56        $ 10.97
                              -------        -------        -------        -------        -------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income          0.34(3)        0.44           0.43           0.42           0.46
  Net realized and
    unrealized gain
    (loss) on investments       (0.10)(3)       0.23           0.12           0.34           0.85
                              -------        -------        -------        -------        -------
TOTAL FROM INVESTMENT
  OPERATIONS                     0.24           0.67           0.55           0.76           1.31
                              -------        -------        -------        -------        -------
LESS DISTRIBUTIONS FROM:
  Net investment income         (0.35)         (0.44)         (0.43)         (0.42)         (0.46)
  Net realized gain             (0.07)         (0.64)         (0.47)         (0.37)         (0.26)
                              -------        -------        -------        -------        -------
TOTAL DISTRIBUTIONS             (0.42)         (1.08)         (0.90)         (0.79)         (0.72)
                              -------        -------        -------        -------        -------
NET ASSET VALUE, END OF
  YEAR                        $ 10.59        $ 10.77        $ 11.18        $ 11.53        $ 11.56
                              =======        =======        =======        =======        =======
TOTAL RETURN                     2.25%          6.16%          4.82%          6.70%         12.32%
                              =======        =======        =======        =======        =======
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of year
    (000s)                    $36,936        $32,763        $28,772        $51,281        $48,731
  Ratio of expenses to
    average net assets(1)        0.89%          0.95%          0.95%          0.95%          0.95%
  Ratio of net investment
    income to average net
    assets(1)                    3.19%(3)       4.00%          3.63%          3.55%          4.06%
  Portfolio turnover
    rate(2)                       116%(4)         58%            55%            66%            39%
----------------------------------------------------------------------------------------------------



                                                                             LIFEPATH 2010 PORTFOLIO
                           -------------------------------------------------------------------------
                              YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                           FEB. 28, 2002  FEB. 28, 2001  FEB. 29, 2000  FEB. 28, 1999  FEB. 28, 1998
----------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF YEAR          $  12.46        $ 13.49        $ 14.29       $  13.90       $  12.46
                             --------        -------        -------       --------       --------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income          0.31(3)        0.41           0.42           0.38           0.40
  Net realized and
    unrealized gain
    (loss) on investments       (0.46)(3)      (0.16)          0.71           1.01           1.87
                             --------        -------        -------       --------       --------
TOTAL FROM INVESTMENT
  OPERATIONS                    (0.15)          0.25           1.13           1.39           2.27
                             --------        -------        -------       --------       --------
LESS DISTRIBUTIONS FROM:
  Net investment income         (0.33)         (0.41)         (0.42)         (0.38)         (0.40)
  Net realized gain             (0.13)         (0.87)         (1.51)         (0.62)         (0.43)
                             --------        -------        -------       --------       --------
TOTAL DISTRIBUTIONS             (0.46)         (1.28)         (1.93)         (1.00)         (0.83)
                             --------        -------        -------       --------       --------
NET ASSET VALUE, END OF
  YEAR                       $  11.85        $ 12.46        $ 13.49       $  14.29       $  13.90
                             ========        =======        =======       ========       ========
TOTAL RETURN                    (1.13)%         1.73%          7.92%         10.19%         18.73%
                             ========        =======        =======       ========       ========
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of year
    (000s)                   $108,601        $89,988        $88,715       $132,798       $112,436
  Ratio of expenses to
    average net assets(1)        0.89%          0.95%          0.95%          0.95%          0.95%
  Ratio of net investment
    income to average net
    assets(1)                    2.59%(3)       3.09%          2.80%          2.73%          3.09%
  Portfolio turnover
    rate(2)                        86%(4)         54%            49%            38%            46%
----------------------------------------------------------------------------------------------------

(1)  THESE RATIOS INCLUDE EXPENSES CHARGED TO THE CORRESPONDING MASTER
     PORTFOLIO.
(2) REPRESENTS THE PORTFOLIO TURNOVER RATE OF EACH PORTFOLIO'S CORRESPONDING MASTER PORTFOLIO.
(3) EFFECTIVE MARCH 1, 2001 THE PORTFOLIO ADOPTED THE PROVISIONS OF THE REVISED AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES THAT REQUIRES THE AMORTIZATION OF DISCOUNTS AND PREMIUMS ON DEBT SECURITIES PURCHASED, USING A CONSTANT YIELD TO MATURITY METHOD. THE ADOPTION OF THIS POLICY HAD NO MATERIAL EFFECT ON THE RATIOS AND PER SHARE DATA FOR THE YEAR ENDED FEBRUARY 28, 2002. RATIOS AND PER SHARE DATA FOR THE PERIODS PRIOR TO
     MARCH 1, 2001 HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE IN POLICY.
(4) PORTFOLIO TURNOVER RATES EXCLUDING IN-KIND TRANSACTIONS WERE 52% FOR THE LIFEPATH INCOME PORTFOLIO AND 48% FOR THE LIFEPATH 2010 PORTFOLIO.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BARCLAYS GLOBAL INVESTORS FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD



                                                                             LIFEPATH 2020 PORTFOLIO
                           -------------------------------------------------------------------------
                              YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                           FEB. 28, 2002  FEB. 28, 2001  FEB. 29, 2000  FEB. 28, 1999  FEB. 28, 1998
----------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF YEAR          $  14.55       $  16.18       $  16.38       $  15.73       $  13.40
                             --------       --------       --------       --------       --------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income          0.23(3)        0.31           0.32           0.31           0.33
  Net realized and
    unrealized gain
    (loss) on investments       (1.02)(3)      (0.83)          1.47           1.58           2.84
                             --------       --------       --------       --------       --------
TOTAL FROM INVESTMENT
  OPERATIONS                    (0.79)         (0.52)          1.79           1.89           3.17
                             --------       --------       --------       --------       --------
LESS DISTRIBUTIONS FROM:
  Net investment income         (0.24)         (0.31)         (0.32)         (0.31)         (0.33)
  Net realized gain             (0.00)(4)      (0.80)         (1.67)         (0.93)         (0.51)
                             --------       --------       --------       --------       --------
TOTAL DISTRIBUTIONS             (0.24)         (1.11)         (1.99)         (1.24)         (0.84)
                             --------       --------       --------       --------       --------
NET ASSET VALUE, END OF
  YEAR                       $  13.52       $  14.55       $  16.18       $  16.38       $  15.73
                             ========       ========       ========       ========       ========
TOTAL RETURN                    (5.44)%        (3.54)%        10.84%         12.42%         24.25%
                             ========       ========       ========       ========       ========
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of year
    (000s)                   $319,935       $182,807       $143,052       $166,130       $148,197
  Ratio of expenses to
    average net assets(1)        0.89%          0.95%          0.95%          0.95%          0.95%
  Ratio of net investment
    income to average net
    assets(1)                    1.74%(3)       1.99%          1.87%          1.91%          2.28%
  Portfolio turnover
    rate(2)                        86%(5)         39%            43%            36%            41%
----------------------------------------------------------------------------------------------------


                                                                             LIFEPATH 2030 PORTFOLIO
                           -------------------------------------------------------------------------
                              YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                           FEB. 28, 2002  FEB. 28, 2001  FEB. 29, 2000  FEB. 28, 1999  FEB. 28, 1998
----------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF YEAR          $  15.77        $ 17.84        $ 18.57       $  17.39        $ 14.17
                             --------        -------        -------       --------        -------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income          0.18(3)        0.23           0.26           0.24           0.26
  Net realized and
    unrealized gain
    (loss) on investments       (1.48)(3)      (1.22)          2.22           2.06           3.65
                             --------        -------        -------       --------        -------
TOTAL FROM INVESTMENT
  OPERATIONS                    (1.30)         (0.99)          2.48           2.30           3.91
                             --------        -------        -------       --------        -------
LESS DISTRIBUTIONS FROM:
  Net investment income         (0.19)         (0.23)         (0.26)         (0.24)         (0.26)
  Net realized gain             (0.59)         (0.85)         (2.95)         (0.88)         (0.43)
                             --------        -------        -------       --------        -------
TOTAL DISTRIBUTIONS             (0.78)         (1.08)         (3.21)         (1.12)         (0.69)
                             --------        -------        -------       --------        -------
NET ASSET VALUE, END OF
  YEAR                       $  13.69        $ 15.77        $ 17.84       $  18.57        $ 17.39
                             ========        =======        =======       ========        =======
TOTAL RETURN                    (8.25)%        (5.99)%        13.04%         13.55%         28.22%
                             ========        =======        =======       ========        =======
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of year
    (000s)                   $108,538        $79,665        $84,016       $116,729        $95,309
  Ratio of expenses to
    average net assets(1)        0.89%          0.95%          0.95%          0.95%          0.95%
  Ratio of net investment
    income to average net
    assets(1)                    1.25%(3)       1.32%          1.32%          1.35%          1.72%
  Portfolio turnover
    rate(2)                        53%(5)         27%            26%            19%            27%
----------------------------------------------------------------------------------------------------

(1)  THESE RATIOS INCLUDE EXPENSES CHARGED TO THE CORRESPONDING MASTER
     PORTFOLIO.
(2) REPRESENTS THE PORTFOLIO TURNOVER RATE OF EACH PORTFOLIO'S CORRESPONDING MASTER PORTFOLIO.
(3) EFFECTIVE MARCH 1, 2001, THE PORTFOLIO ADOPTED THE PROVISIONS OF THE REVISED AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES THAT REQUIRES THE AMORTIZATION OF DISCOUNTS AND PREMIUMS ON DEBT SECURITIES PURCHASED, USING A CONSTANT YIELD TO MATURITY METHOD. THE ADOPTION OF THIS POLICY HAD NO MATERIAL EFFECT ON THE RATIOS AND PER SHARE DATA FOR THE YEAR ENDED FEBRUARY 28, 2002. RATIOS AND PER SHARE DATA FOR THE PERIODS PRIOR TO MARCH 1, 2001 HAVE NOT BEEN RESTATED TO RELECT THIS CHANGE IN POLICY.
(4)  ROUNDS TO LESS THAN $0.01.
(5) PORTFOLIO TURNOVER RATES EXCLUDING IN-KIND TRANSACTIONS WERE 35% FOR THE LIFEPATH 2020 PORTFOLIO AND 25% FOR THE LIFEPATH 2030 PORTFOLIO.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BARCLAYS GLOBAL INVESTORS FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD



                                                                             LIFEPATH 2040 PORTFOLIO
                           -------------------------------------------------------------------------
                              YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                           FEB. 28, 2002  FEB. 28, 2001  FEB. 29, 2000  FEB. 28, 1999  FEB. 28, 1998
----------------------------------------------------------------------------------------------------

NET ASSET VALUE,
  BEGINNING OF YEAR           $ 16.74        $ 20.64       $  20.25       $  18.77       $  15.21
                              -------        -------       --------       --------       --------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income          0.10(3)        0.11           0.13           0.14           0.18
  Net realized and
    unrealized gain
    (loss) on investments       (1.93)(3)      (2.20)          3.18           2.67           4.41
                              -------        -------       --------       --------       --------
TOTAL FROM INVESTMENT
  OPERATIONS                    (1.83)         (2.09)          3.31           2.81           4.59
                              -------        -------       --------       --------       --------
LESS DISTRIBUTIONS FROM:
  Net investment income         (0.10)         (0.10)         (0.13)         (0.14)         (0.19)
  Net realized gain             (0.08)         (1.71)         (2.79)         (1.19)         (0.84)
                              -------        -------       --------       --------       --------
TOTAL DISTRIBUTIONS             (0.18)         (1.81)         (2.92)         (1.33)         (1.03)
                              -------        -------       --------       --------       --------
NET ASSET VALUE, END OF
  YEAR                        $ 14.73        $ 16.74       $  20.64       $  20.25       $  18.77
                              =======        =======       ========       ========       ========
TOTAL RETURN                   (10.89)%       (10.81)%        16.01%         15.35%         30.95%
                              =======        =======       ========       ========       ========
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of year
    (000s)                    $84,961        $97,863       $122,683       $163,883       $126,601
  Ratio of expenses to
    average net assets(1)        0.90%          0.95%          0.95%          0.95%          0.95%
  Ratio of net investment
    income to average net
    assets(1)                    0.64%(3)       0.50%          0.59%          0.72%          1.04%
  Portfolio turnover
    rate(2)                        15%(4)         20%            29%            19%            34%
-----------------------------------------------------------------------------------------------------

(1)  THESE RATIOS INCLUDE EXPENSES CHARGED TO THE CORRESPONDING MASTER
     PORTFOLIO.
(2) REPRESENTS THE PORTFOLIO TURNOVER RATE OF EACH PORTFOLIO'S CORRESPONDING MASTER PORTFOLIO.
(3) EFFECTIVE MARCH 1, 2001, THE PORTFOLIO ADOPTED THE PROVISIONS OF THE REVISED AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES THAT REQUIRES THE AMORTIZATION OF DISCOUNTS AND PREMIUMS ON DEBT SECURITIES PURCHASED, USING A CONSTANT YIELD TO MATURITY METHOD. THE ADOPTION OF THIS POLICY HAD NO MATERIAL EFFECT ON THE RATIOS AND PER SHARE DATA FOR THE YEAR ENDED FEBRUARY 28, 2002. RATIOS AND PER SHARE DATA FOR THE PERIODS PRIOR TO MARCH 1, 2001 HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE IN POLICY.
(4)  PORTFOLIO TURNOVER RATE EXCLUDING IN-KIND TRANSACTIONS WAS 15%.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BARCLAYS GLOBAL INVESTORS FUNDS
NOTES TO THE FINANCIAL STATEMENTS

1.  SIGNIFICANT ACCOUNTING POLICIES

    Barclays Global Investors Funds (the "Trust"), a Delaware business trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series investment company. The Trust, formerly known as Barclays Global Investors Funds, Inc., was redomiciled from a Maryland corporation to a Delaware business trust effective January 11, 2002. The Trust currently offers the following diversified funds: the Asset Allocation, Bond Index, Institutional Money Market, Money Market and S&P 500 Stock Funds, and the LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030, and LifePath 2040 Portfolios.

    These financial statements relate only to the LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Portfolios (each, a "Portfolio", collectively, the "Portfolios").

    The Portfolios offer two classes of shares: Class I and Class R Shares. Both classes of shares have equal rights to assets and earnings, and differ principally in that the Class R shares have an initial sales charge and also bear distribution fees. As of February 28, 2002, there were no Class R shares outstanding.

    The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

   INVESTMENT POLICY AND SECURITY VALUATION

    Each Portfolio invests all of its assets in a separate series (each a "Master Portfolio") of Master Investment Portfolio ("MIP"). Each Master Portfolio has the same investment objective as the Portfolio bearing the corresponding name. The value of each Portfolio's investment in its corresponding Master Portfolio reflects that Portfolio's interest in the net assets of that Master Portfolio (86.84%, 86.79%, 93.09%, 90.54% and 89.35% for
the LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Portfolios, respectively, as of February 28, 2002). The method by which MIP values its securities is discussed in Note 1 of MIP's Notes to the Financial Statements, which are included elsewhere in this report.

    The performance of each Portfolio is directly affected by the performance of its corresponding Master Portfolio. The financial statements of each Master Portfolio, including the Schedules of Investments, are included elsewhere in this report and should be read in conjunction with the Portfolio's financial statements.

   SECURITY TRANSACTIONS AND INCOME RECOGNITION

    Each Portfolio records daily its proportionate interest in the net investment income and realized and unrealized capital gains and losses of its corresponding Master Portfolio. In addition, each Portfolio accrues its own expenses. Net investment income, common fund expenses and realized and unrealized gains and losses are allocated among the classes of shares of each Portfolio based on the relative net assets of each class. Dividends are determined separately for each class based on income and expenses allocable to each class.

   CHANGE IN ACCOUNTING POLICY

    Effective March 1, 2001, the Portfolios adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies that require the amortization of discounts and premiums on debt securities purchased, using a constant yield to maturity method. The adoption of this policy had no material effect on the financial statements and had no impact on the net asset values of the Portfolios.

   DISTRIBUTIONS TO SHAREHOLDERS

    Distributions to shareholders from net investment income are declared and distributed quarterly. Distributions to shareholders from any net realized capital gains are declared and distributed annually, generally in December.

    Due to the timing of distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) were recorded by the Portfolios.

BARCLAYS GLOBAL INVESTORS FUNDS
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

   FEDERAL INCOME TAXES

    Each Portfolio is treated as a separate entity for federal income tax purposes. It is the policy of each Portfolio to continue to qualify as a "regulated investment company" by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute annually substantially all of its income and any gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. If so qualified, a Portfolio will not be subject to federal income tax to the extent it distributes its net income to shareholders. Accordingly, no provision for federal income taxes was required for the year ended February 28, 2002.

    At December 31, 2001, the Portfolios' tax year end, the LifePath 2020 Portfolio and the LifePath 2040 Portfolio had tax basis net capital loss carryforwards of $1,968,165 and $1,548,612 respectively. Such losses may be applied against any net realized taxable gains in each succeeding year or until their respective expiration date (December 31, 2009) whichever occurs first.

    At February 28, 2002, the components of distributable earnings on a tax basis were as follows:


------------------------------------------------------------------------------------
                                                       UNDISTRIBUTED           TOTAL
                                       UNDISTRIBUTED       LONG TERM   DISTRIBUTABLE
PORTFOLIO                            ORDINARY INCOME     GAIN (LOSS)        EARNINGS
------------------------------------------------------------------------------------

LifePath Income                      $       189,388  $       77,387  $      266,775
LifePath 2010                                401,632         429,373         831,005
LifePath 2020                                860,088        (654,583)        205,505
LifePath 2030                                214,229         383,496         597,725
LifePath 2040                                 90,760      (2,225,789)     (2,135,029)
------------------------------------------------------------------------------------

    The tax character of distributions paid for the year ended February 28, 2002 was as follows:


----------------------------------------------------------
                                                       PER
PORTFOLIO                                   AMOUNT   SHARE

----------------------------------------------------------

LIFEPATH INCOME PORTFOLIO
Distributions paid from:
  Ordinary Income                       $1,131,313   $0.35
  Long-Term Capital Gain                   222,480    0.07
                                         ---------   -----
Total Distributions                     $1,353,793   $0.42
LIFEPATH 2010 PORTFOLIO
Distributions paid from:
  Ordinary Income                       $2,850,309   $0.34
  Long-Term Capital Gain                 1,119,827    0.12
                                        ----------   -----
Total Distributions                     $3,970,136   $0.46
LIFEPATH 2020 PORTFOLIO
Distributions paid from:
  Ordinary Income                       $5,456,953   $0.24
  Long-Term Capital Gain                    59,612    0.00(1)
                                        ----------   -----
Total Distributions                     $5,516,565   $0.24
LIFEPATH 2030 PORTFOLIO
Distributions paid from:
  Ordinary Income                       $1,380,704  $0.20
  Long-Term Capital Gain                 4,413,993   0.58
                                        ----------  -----
Total Distributions                     $5,794,697  $0.78
LIFEPATH 2040 PORTFOLIO
Distributions paid from:
  Ordinary Income                       $ 594,288    $0.10
  Long-Term Capital Gain                  458,104   0.08
                                        ---------  -----
Total Distributions                    $1,052,392  $0.18
----------------------------------------------------------

(1)ROUNDS TO LESS THAN $0.01

BARCLAYS GLOBAL INVESTORS FUNDS
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

    From November 1, 2001 to December 31, 2001, the LifePath Income Portfolio, the LifePath 2020 Portfolio, the LifePath 2030 Portfolio and the LifePath 2040 Portfolio incurred net realized capital losses or net foreign currency losses. As permitted by tax regulations, these Portfolios have elected to defer these losses of $1,140, $682,459, $389 and $875,366 respectively and treat them as arising in the tax year ending December 31, 2002.

2.  AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

    Investors Bank & Trust Company ("IBT") serves as the custodian and sub-administrator of the Portfolios. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as sub-administrator of the Portfolios. IBT also serves as the transfer agent and dividend disbursement agent for the Portfolios.

    Stephens Inc. ("Stephens") is the Portfolios' distributor. The Portfolios have adopted a plan pursuant to Rule 12b-1 of the 1940 Act, which authorizes the Portfolios to pay expenses relating to the distribution of its Class R shares. Under the plan, Stephens is entitled to receive a fee for these services of 0.75% of the average daily net asset of each Portfolio's Class R shares.
Class I shareholders do not pay any fees for distribution services. The Portfolios did not pay any distribution expenses during the year ended
February 28, 2002.

    The Trust has entered into administration services arrangements with BGI and Stephens, as co-administrators, who have agreed jointly to provide general administration services to the Portfolios, such as managing and coordinating third-party service relationships. This fee is an "all-in" or "semi-unified" fee and BGI and Stephens, in consideration thereof, have agreed to bear all of the Portfolios' ordinary operating expenses, excluding, generally, advisory fees, distribution fees and costs related to securities transactions. BGI and Stephens may delegate certain of their administration duties to sub-administrators. Effective July 1, 2001, BGI and Stephens are entitled to receive for these administration services a combined fee (expressed as a percentage of average daily net assets) of 0.50% from each Portfolio. Prior to July 1, 2001, BGI and Stephens received a combined fee of 0.40% from each Portfolio.

    Certain officers and trustees of the Trust are also officers of Stephens and BGI. As of February 28, 2002, these officers of Stephens and BGI collectively owned less than 1% of the outstanding shares of each Portfolio.

3.  CAPITAL SHARE TRANSACTIONS

    As of February 28, 2002, there were an unlimited number of no par value shares of beneficial interest authorized. Transactions in capital shares for each Portfolio are disclosed in detail in the Statements of Changes in Net Assets.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Board of Trustees of Barclays Global Investors Funds:

    In our opinion, the accompanying statements of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the LifePath Income Portfolio, LifePath 2010 Portfolio, LifePath 2020 Portfolio, LifePath 2030 Portfolio and LifePath 2040 Portfolio, each a series of Barclays Global Investors Funds (the "Portfolios"), at February 28, 2002, and the results of each of their operations, the changes in each of their net assets and their financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

    The financial statements of the Portfolios as of February 28, 2001 and for the years then ended were audited by other auditors whose report dated
April 13, 2001 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP
San Francisco, California
April 12, 2002

TAX INFORMATION -- UNAUDITED

    Pursuant to section 852 of the Internal Revenue Code, the Portfolios designate the following amounts as capital gains dividends for the tax year ended December 31, 2001, of which 100% represents 20% gains:



-------------------------------------------------------------
PORTFOLIO                                              AMOUNT
-------------------------------------------------------------

LifePath Income                                     $ 222,480
LifePath 2010                                       1,119,827
LifePath 2020                                          59,612
LifePath 2030                                       4,413,993
LifePath 2040                                         458,104
-------------------------------------------------------------

    For corporate shareholders, the following percentages of the income dividends paid by the Portfolios during the tax year ended December 31, 2001 qualified for the dividends received deduction:


--------------------------------------------------------------
PORTFOLIO                                           PERCENTAGE
--------------------------------------------------------------

LifePath Income                                          7.87%
LifePath 2010                                           20.14%
LifePath 2020                                           49.79%
LifePath 2030                                           77.29%
LifePath 2040                                          100.00%
--------------------------------------------------------------


CHANGE IN INDEPENDENT ACCOUNTANTS -- UNAUDITED

    As a result of the resignation of KPMG LLP ("KPMG") as the Portfolios' independent accountants, the Audit Committee and the Board of Directors of the Portfolios voted to appoint PricewaterhouseCoopers LLP as the independent accountants for the Portfolios' year ended February 28, 2002. During the two previous years, the audit reports of KPMG contained no adverse opinion or disclaimer of opinion; nor were its reports qualified nor modified as to uncertainty, audit scope, or accounting principle. Further, in connection with its audits for the two previous years, there were no disagreements between the Portfolios and KPMG on any matters of accounting principles or practices, financial statement disclosure or auditing scope or procedures, which if not resolved to the satisfaction of KPMG would have caused it to make reference to the disagreements in its report on the financial statements for such years.

SHAREHOLDER MEETING RESULTS -- UNAUDITED

    The Annual Meeting of Shareholders of Barclays Global Investors Funds, Inc. was held on November 16, 2001. At the Meeting, the following matters were voted upon and approved by the shareholders of the LifePath Portfolios. The results of the voting are presented below.
--------------------------------------------------------------------------------
PROPOSAL 1(A)*



                                                           VOTES        VOTES
                                                           FOR        WITHHELD
                                                       ------------  ----------

To elect the seven nominees specified below as
  Directors of the Company.
    Mary G.F. Bitterman                                 390,663,741   7,648,219
    Jack S. Euphrat                                     390,664,196   7,647,764
    R. Greg Feltus                                      390,665,087   7,646,873
    W. Rodney Hughes                                    390,664,196   7,647,764
    Lee T. Kranefuss                                    390,665,223   7,646,737
    Richard K. Lyons                                    390,665,223   7,646,737
    Leo Soong                                           390,665,223   7,646,737


     Messrs. Euphrat, Feltus, Hughes and S oong previously served as Directors of the Company and were reelected. Ms. Bitte rman, Mr. Kranefuss and Mr. Lyons were newly elected. The Directors of the Compa ny now serve as Trustees of the Trust.
--------------------------------------------------------------------------------
PROPOSAL 1(B)

                                                             VOTES      VOTES
                                                              FOR      WITHHELD
                                                          ----------- ----------

To elect the seven nominees specified below as
  Trustees of Master Investment Portfolio.
  LifePath Income Portfolio
    Mary G.F. Bitterman                                   1,680,863     118,435
    Jack S. Euphrat                                       1,680,863     118,435
    R. Greg Feltus                                        1,680,863     118,435
    W. Rodney Hughes                                      1,680,863     118,435
    Lee T. Kranefuss                                      1,680,863     118,435
    Richard K. Lyons                                      1,680,863     118,435
    Leo Soong                                             1,680,863     118,435
  LifePath 2010 Portfolio
    Mary G.F. Bitterman                                   5,187,404     267,051
    Jack S. Euphrat                                       5,187,404     267,051
    R. Greg Feltus                                        5,187,404     267,051
    W. Rodney Hughes                                      5,187,404     267,051
    Lee T. Kranefuss                                      5,187,404     267,051
    Richard K. Lyons                                      5,187,404     267,051
    Leo Soong                                             5,187,404     267,051
  LifePath 2020 Portfolio
    Mary G.F. Bitterman                                  12,804,693   2,456,561
    Jack S. Euphrat                                      12,804,693   2,456,561
    R. Greg Feltus                                       12,804,693   2,456,561
    W. Rodney Hughes                                     12,804,693   2,456,561
    Lee T. Kranefuss                                     12,804,693   2,456,561
    Richard K. Lyons                                     12,804,693   2,456,561
    Leo Soong                                            12,804,693   2,456,561
  LifePath 2030 Portfolio
    Mary G.F. Bitterman                                   3,927,029     161,211
    Jack S. Euphrat                                       3,927,029     161,211
    R. Greg Feltus                                        3,927,029     161,211
    W. Rodney Hughes                                      3,927,029     161,211
    Lee T. Kranefuss                                      3,927,029     161,211
    Richard K. Lyons                                      3,927,029     161,211
    Leo Soong                                             3,927,029     161,211
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PROPOSAL 1(B) (CONTINUED)

                                             VOTES       VOTES
                                              FOR       WITHHELD
                                          -----------  ----------

  LifePath 2040 Portfolio
    Mary G.F. Bitterman                     3,597,730      82,345
    Jack S. Euphrat                         3,597,730      82,345
    R. Greg Feltus                          3,597,730      82,345
    W. Rodney Hughes                        3,597,730      82,345
    Lee T. Kranefuss                        3,597,730      82,345
    Richard K. Lyons                        3,597,730      82,345
    Leo Soong                               3,597,730      82,345

--------------------------------------------------------------------------------
PROPOSAL 2(A)

                                   VOTES      VOTES      VOTES       BROKER
                                    FOR      AGAINST   ABSTAINING  NON-VOTES**
                                -----------  --------  ----------  -----------

To approve converting the
Portfolio's investment
objectives from fundamental to
non-fundamental.
    LifePath Income Portfolio     1,600,773    74,699     121,358        2,468
    LifePath 2010 Portfolio       4,795,083   384,112     192,338       82,922
    LifePath 2020 Portfolio      12,270,628   446,327   2,440,459      103,840
    LifePath 2030 Portfolio       3,470,562   417,143     139,668       60,867
    LifePath 2040 Portfolio       3,019,915   519,216      83,670       57,274

--------------------------------------------------------------------------------
PROPOSAL 2(B)

                                   VOTES      VOTES      VOTES       BROKER
                                    FOR      AGAINST   ABSTAINING  NON-VOTES**
                                -----------  --------  ----------  -----------

To instruct the Portfolio to
approve a proposal to convert
the investment objectives of
each Portfolio's corresponding
Master Portfolio from
fundamental to
non-fundamental.
    LifePath Income Portfolio     1,601,303    74,169     121,358        2,468
    LifePath 2010 Portfolio       4,794,863   384,112     192,558       82,922
    LifePath 2020 Portfolio      12,271,741   445,580   2,440,094      103,839
    LifePath 2030 Portfolio       3,470,183   417,522     139,668       60,867
    LifePath 2040 Portfolio       3,018,597   520,612      83,593       57,273

--------------------------------------------------------------------------------
PROPOSAL 3

    Not applicable to the LifePath Portfolios.
--------------------------------------------------------------------------------
PROPOSAL 4

                                   VOTES      VOTES      VOTES       BROKER
                                    FOR      AGAINST   ABSTAINING  NON-VOTES**
                                -----------  --------  ----------  -----------

To approve changing the asset
allocation model of the
LifePath Portfolios to
increase the "normal" equity
allocation percentage for each
LifePath Portfolio that has
reached its time horizon.
    LifePath Income Portfolio     1,587,790    87,682     121,358        2,468
    LifePath 2010 Portfolio       5,084,166    95,029     192,338       82,922

--------------------------------------------------------------------------------
PROPOSAL 5(A)

                                   VOTES      VOTES      VOTES       BROKER
                                    FOR      AGAINST   ABSTAINING  NON-VOTES**
                                -----------  --------  ----------  -----------

To approve amending the
Portfolio's fundamental
investment policy concerning
industry concentration.
    LifePath Income Portfolio     1,601,303    74,169     121,358        2,468
    LifePath 2010 Portfolio       4,796,186   382,789     192,558       82,922
    LifePath 2020 Portfolio      12,273,424   443,883   2,440,107      103,840
    LifePath 2030 Portfolio       3,470,852   415,633     140,888       60,867
    LifePath 2040 Portfolio       3,020,127   518,630      84,045       57,273

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PROPOSAL 5(B)

                                   VOTES      VOTES      VOTES       BROKER
                                    FOR      AGAINST   ABSTAINING  NON-VOTES**
                                -----------  --------  ----------  -----------

To approve amending the
Portfolio's fundamental
investment policy concerning
diversification.
    LifePath Income Portfolio     1,600,773    74,699     121,358        2,468
    LifePath 2010 Portfolio       4,797,079   381,896     192,558       82,922
    LifePath 2020 Portfolio      12,273,756   443,574   2,440,084      103,840
    LifePath 2030 Portfolio       3,470,182   413,795     143,396       60,867
    LifePath 2040 Portfolio       3,020,436   518,791      83,574       57,274

--------------------------------------------------------------------------------
PROPOSAL 5(C)

                                   VOTES      VOTES      VOTES       BROKER
                                    FOR      AGAINST   ABSTAINING  NON-VOTES**
                                -----------  --------  ----------  -----------

To approve amending the
Portfolio's fundamental
investment policy concerning
the borrowing of money.
    LifePath Income Portfolio     1,601,199    74,169     121,462        2,468
    LifePath 2010 Portfolio       4,794,160   384,414     192,960       82,921
    LifePath 2020 Portfolio      12,263,822   453,508   2,440,084      103,840
    LifePath 2030 Portfolio       3,466,007   421,697     139,668       60,868
    LifePath 2040 Portfolio       3,017,849   521,359      83,593       57,274

--------------------------------------------------------------------------------
PROPOSAL 5(D)

                                   VOTES      VOTES      VOTES       BROKER
                                    FOR      AGAINST   ABSTAINING  NON-VOTES**
                                -----------  --------  ----------  -----------

To approve amending the
Portfolio's fundamental
investment policy concerning
the issuance of senior
securities.
    LifePath Income Portfolio     1,601,303    74,169     121,358        2,468
    LifePath 2010 Portfolio       4,797,423   380,930     193,180       82,922
    LifePath 2020 Portfolio      12,272,177   445,130   2,440,107      103,840
    LifePath 2030 Portfolio       3,466,027   421,332     140,013       60,868
    LifePath 2040 Portfolio       3,014,274   524,688      83,839       57,274

--------------------------------------------------------------------------------
PROPOSAL 5(E)

                                   VOTES      VOTES      VOTES       BROKER
                                    FOR      AGAINST   ABSTAINING  NON-VOTES**
                                -----------  --------  ----------  -----------

To approve amending the
Portfolio's fundamental
investment policy concerning
lending.
    LifePath Income Portfolio     1,601,199    74,169     121,462        2,468
    LifePath 2010 Portfolio       4,797,757   381,438     192,338       82,922
    LifePath 2020 Portfolio      12,264,967   452,363   2,440,084      103,840
    LifePath 2030 Portfolio       3,466,027   417,950     143,396       60,867
    LifePath 2040 Portfolio       3,018,105   521,123      83,574       57,273

--------------------------------------------------------------------------------
PROPOSAL 5(F)

                                   VOTES      VOTES      VOTES       BROKER
                                    FOR      AGAINST   ABSTAINING  NON-VOTES**
                                -----------  --------  ----------  -----------

To approve amending the
Portfolio's fundamental
investment policy concerning
underwriting.
    LifePath Income Portfolio     1,600,773    74,699     121,358        2,468
    LifePath 2010 Portfolio       4,793,681   384,892     192,960       82,922
    LifePath 2020 Portfolio      12,266,584   450,737   2,440,094      103,839
    LifePath 2030 Portfolio       3,465,497   421,333     140,543       60,867
    LifePath 2040 Portfolio       3,018,126   521,102      83,574       57,273

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PROPOSAL 5(G)



                                   VOTES      VOTES      VOTES       BROKER
                                    FOR      AGAINST   ABSTAINING  NON-VOTES**
                                -----------  --------  ----------  -----------

To approve amending the
Portfolio's fundamental
investment policy concerning
investments in real estate.
    LifePath Income Portfolio     1,600,773    74,699     121,358        2,468
    LifePath 2010 Portfolio       4,873,828   305,368     192,338       82,921
    LifePath 2020 Portfolio      12,301,429   415,901   2,440,084      103,840
    LifePath 2030 Portfolio       3,497,098   390,607     139,668       60,867
    LifePath 2040 Portfolio       3,020,465   518,762      83,574       57,274

--------------------------------------------------------------------------------
PROPOSAL 5(H)



                                   VOTES      VOTES      VOTES       BROKER
                                    FOR      AGAINST   ABSTAINING  NON-VOTES**
                                -----------  --------  ----------  -----------

To approve amending the
Portfolio's fundamental
investment policy concerning
investments in commodities and
commodity contracts.
    LifePath Income Portfolio     1,601,303    74,169     121,358        2,468
    LifePath 2010 Portfolio       4,795,388   383,804     192,341       82,922
    LifePath 2020 Portfolio      12,272,177   445,153   2,440,084      103,840
    LifePath 2030 Portfolio       3,471,695   416,009     139,669       60,867
    LifePath 2040 Portfolio       3,018,502   520,725      83,574       57,274

--------------------------------------------------------------------------------
PROPOSAL 5(I)(I)

    Not applicable to the LifePath Portfolios.
--------------------------------------------------------------------------------
PROPOSAL 5(I)(II)

    Not applicable to the LifePath Portfolios.
--------------------------------------------------------------------------------
PROPOSAL 5(I)(III)

    Not applicable to the LifePath Portfolios.
--------------------------------------------------------------------------------
PROPOSAL 5(I)(IV)

    Not applicable to the LifePath Portfolios.
--------------------------------------------------------------------------------
PROPOSAL 5(I)(V)

                                   VOTES        VOTES       VOTES      BROKER
                                    FOR        AGAINST    ABSTAINING NON-VOTES**
                                ------------  ----------  ---------- -----------

To approve converting the
Portfolio's fundamental policy
concerning securities on
margin to a non-fundamental
policy.
    LifePath Income Portfolio      1,588,295      87,073     121,462       2,468
    LifePath 2010 Portfolio        4,760,731     417,622     193,180      82,922
    LifePath 2020 Portfolio       12,224,767     492,554   2,440,094     103,839
    LifePath 2030 Portfolio        3,464,068     423,636     139,668      60,868
    LifePath 2040 Portfolio        3,018,145     521,064      83,593      57,273


--------------------------------------------------------------------------------
PROPOSAL 6*



                                   VOTES        VOTES       VOTES      BROKER
                                    FOR        AGAINST    ABSTAINING NON-VOTES**
                                ------------  ----------  ---------- -----------

To approve the redomiciling of
the Company as a Delaware
Business Trust and thereafter
dissolve the existing Maryland
Corporation.                     386,821,101   4,690,788   4,843,461   1,956,610

--------------------------------------------------------------------------------

  *  DENOTES COMPANY-WIDE PROPOSALS AND VOTING RESULTS.
 ** BROKER NON-VOTES ARE PROXIES RECEIVED BY THE PORTFOLIO FROM BROKERS OR NOMINEES, WHO NEITHER HAS RECEIVED INSTRUCTIONS FROM THE BENEFICIAL OWNER OR OTHER PERSONS ENTITLED TO VOTE, NOR HAS DISCRETIONARY POWER TO VOTE ON A PARTICULAR MATTER.

BARCLAYS GLOBAL INVESTORS FUNDS
TRUSTEES INFORMATION -- UNAUDITED

    The Board of Trustees has responsibility for the overall management and operations of the Portfolios. Each Trustee serves until he or she resigns, retires, or his or her successor is elected and qualified. Each Officer serves until his or her successor is chosen and qualified.

    Barclays Global Investors Funds, Master Investment Portfolio ("MIP"), iShares Trust and iShares, Inc. are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Trustee also serves as a Trustee for MIP and oversees 23 portfolios within the fund complex. In addition, Richard K. Lyons serves as a Trustee for iShares Trust and as a Director for iShares, Inc. and oversees 100 portfolios within the fund complex.

    Unless otherwise noted in the tables below, the address for each Trustee is 111 Center Street, Little Rock, Arkansas 72201. Additional information about the Portfolios' Trustees may be found in the Portfolios' Statement of Additional Information, which is available without charge upon request by calling toll-free 1-888-204-3956.


                        INTERESTED TRUSTEES AND OFFICERS

---------------------------------------------------------------------------------------------------------------------
                                                POSITION(S),
       NAME, ADDRESS AND AGE                  LENGTH OF SERVICE           PRINCIPAL OCCUPATION DURING PAST FIVE YEARS

---------------------------------------------------------------------------------------------------------------------

Richard H. Blank, Jr., 45            Chief Operating Officer, Secretary   Senior Vice President of Stephens Inc.
                                     and Treasurer

*Lee T. Kranefuss, 40                Trustee since November 16, 2001      Chief Executive Officer of the Individual
45 Fremont Street                                                         Investor Business of Barclays Global
San Francisco, CA 94105                                                   Investors, N.A.


-----------------------------------  -----------------------------------
                                          OTHER PUBLIC COMPANY AND
                                             INVESTMENT COMPANY
       NAME, ADDRESS AND AGE                    DIRECTORSHIPS

-----------------------------------  -----------------------------------
Richard H. Blank, Jr., 45            Director of Capo Inc.


*Lee T. Kranefuss, 40                None.
45 Fremont Street
San Francisco, CA 94105


--------------------------------------------------------------------------------

  *  LEE T. KRANEFUSS IS DEEMED TO BE AN "INTERESTED PERSON" OF THE TRUST
     BECAUSE HE SERVES AS CHIEF EXECUTIVE OFFICER OF THE INDIVIDUAL INVESTOR
     BUSINESS OF BARCLAYS GLOBAL INVESTORS, N.A., THE CO-ADMINISTRATOR OF THE
     PORTFOLIOS AND THE PARENT COMPANY OF BGFA, THE INVESTMENT ADVISOR OF THE
     MASTER PORTFOLIOS.

                              INDEPENDENT TRUSTEES

-------------------------------------------------------------------------------------------------------------
                                                POSITION(S),                     PRINCIPAL OCCUPATION
       NAME, ADDRESS AND AGE                  LENGTH OF SERVICE                 DURING PAST FIVE YEARS

-------------------------------------------------------------------------------------------------------------

Mary G.F. Bitterman, 57              Trustee since November 16, 2001      President and Chief Executive
                                                                          Officer of The James Irvine
                                                                          Foundation (non-profit foundation);
                                                                          President and Chief Executive
                                                                          Officer of KQED, Inc. (public
                                                                          television and radio) from
                                                                          1993-2002.

Jack S. Euphrat, 79                  Trustee since October 20, 1993       Private Investor.

W. Rodney Hughes, 75                 Trustee since October 20, 1993       Private Investor.

Richard K. Lyons, 41                 Trustee since November 16, 2001      Professor, University of
                                                                          California, Berkeley: Haas School
                                                                          of Business; Member, Consultant for
                                                                          IMF World Bank, Federal Reserve
                                                                          Bank and Citibank N.A.

Leo Soong, 55                        Trustee since February 9, 2000       Managing Director of CG LLC (water
                                                                          company); Co-founder of Crystal
                                                                          Geyser Water Co.; President of
                                                                          Crystal Geyser Water Company
                                                                          (through 2000).
-------------------------------------------------------------------------------------------------------------


-----------------------------------  -----------------------------------
                                          OTHER PUBLIC COMPANY AND
                                             INVESTMENT COMPANY
       NAME, ADDRESS AND AGE                    DIRECTORSHIPS

-----------------------------------  -----------------------------------
Mary G.F. Bitterman, 57              Director of Pacific Century
                                     Financial Corporation/Bank of
                                     Hawaii.

Jack S. Euphrat, 79                  None.

W. Rodney Hughes, 75                 Trustee of the Wells Fargo Funds
                                     (oversees 96 portfolios); President
                                     of Wells Fargo Funds from November
                                     1999 to May 2000.

Richard K. Lyons, 41                 Trustee of Matthews Asian Funds
                                     (oversees 6 portfolios).

Leo Soong, 55                        None.

-----------------------------------  -----------------------------------

LIFEPATH INCOME MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2002



SECURITY                               SHARES       VALUE
-------------------------------------------------------------

COMMON STOCKS - 38.10%

U.S. COMMON STOCKS - 28.57%

ADVERTISING - 0.08%
-------------------------------------------------------------
Interpublic Group of Companies Inc.        334   $     9,085
Omnicom Group Inc.                         275        25,723
Ventiv Health Inc.(1)                      322           683
-------------------------------------------------------------
                                                      35,491
-------------------------------------------------------------

AEROSPACE / DEFENSE - 0.41%
-------------------------------------------------------------
BE Aerospace Inc.(1)                       215         1,643
Boeing Co.                               1,265        58,139
Goodrich (B.F.) Co.                        301         8,985
Lockheed Martin Corp.                      600        33,846
Northrop Grumman Corp.                     246        26,332
Raytheon Co.                               500        19,345
Sequa Corp. "A"(1)                         512        25,170
Titan Corp. (The)(1)                       215         3,870
-------------------------------------------------------------
                                                     177,330
-------------------------------------------------------------

AIRLINES - 0.08%
-------------------------------------------------------------
AMR Corp.(1)                               500        13,050
Midway Airlines Corp.(1)                   465            84
Southwest Airlines Co.                     988        20,857
U.S. Airways Group Inc.(1)                  94           500
-------------------------------------------------------------
                                                      34,491
-------------------------------------------------------------

APPAREL - 0.10%
-------------------------------------------------------------
Liz Claiborne Inc.                         330        10,002
Nike Inc. "B"                              276        16,245
Oxford Industries Inc.                     286         7,236
Unifi Inc.(1)                            1,276         9,289
-------------------------------------------------------------
                                                      42,772
-------------------------------------------------------------

AUTO MANUFACTURERS - 0.20%
-------------------------------------------------------------
Ford Motor Company                       2,200        32,736
General Motors Corp. "A"                   604        32,000
PACCAR Inc.                                269        19,349
-------------------------------------------------------------
                                                      84,085
-------------------------------------------------------------

AUTO PARTS & EQUIPMENT - 0.02%
-------------------------------------------------------------
Cooper Tire & Rubber Co.                   452         8,642
-------------------------------------------------------------
                                                       8,642
-------------------------------------------------------------

BANKS - 2.35%
-------------------------------------------------------------
AmSouth Bancorp                            284         6,007
Bank of America Corp.                    1,987       127,069
Bank of New York Co. Inc.                  886        33,349
Bank One Corp.                           1,431        51,291
BankUnited Financial Corp. "A"(1)          894        13,633


SECURITY                               SHARES       VALUE
-------------------------------------------------------------
BANKS (CONTINUED)
-------------------------------------------------------------
BB&T Corp.                                 717   $    26,536
Central Coast Bancorp(1)                   268         5,564
Comerica Inc.                              305        18,254
Fifth Third Bancorp                        653        41,635
Firstfed America Bancorp Inc.              322         6,424
FleetBoston Financial Corp.              1,420        47,400
GA Financial Inc.                          537         9,129
Golden West Financial Corp.                337        21,484
Hamilton Bancorp Inc.(1)                 1,073             5
Huntington Bancshares Inc.                 117         2,159
ITLA Capital Corp.(1)                      622        14,424
JP Morgan Chase & Co.                    2,437        71,282
Mellon Financial Corp.                     716        25,776
Northern Trust Corp.                       421        22,785
PNC Financial Services Group               486        26,701
Regions Financial Corp.                    490        15,925
SouthTrust Corp.                           512        12,938
State Street Corp.                         447        22,663
Sun Bancorp Inc. "B"(1)                    526         6,654
SunTrust Banks Inc.                        457        28,695
Synovus Financial Corp.                    249         7,296
Troy Financial Corp.                       829        22,565
U.S. Bancorp                             2,240        46,704
Union Planters Corp.                       462        21,511
USB Holding Co. Inc.                       432         6,286
Wachovia Corp.                           1,826        60,678
Washington Mutual Inc.                   1,200        39,036
Wells Fargo & Company                    2,165       101,538
Wintrust Financial Corp.                   286         9,315
WSFS Financial Corp.                     1,437        24,932
Yardville National Bancorp                 501         6,273
-------------------------------------------------------------
                                                   1,003,916
-------------------------------------------------------------

BEVERAGES - 0.51%
-------------------------------------------------------------
Brown-Forman Corp. "B"                     123         8,358
Coca-Cola Co.                            2,268       107,481
Coca-Cola Enterprises Inc.                 256         4,462
Coors (Adolf) Company "B"                  200        12,102
Gumtech International Inc.(1)              393         2,743
PepsiCo Inc.                             1,671        84,385
-------------------------------------------------------------
                                                     219,531
-------------------------------------------------------------

BIOTECHNOLOGY - 0.22%
-------------------------------------------------------------
Amgen Inc.(1)                              989        57,342
Biogen Inc.(1)                             206        10,949
Cellegy Pharmaceuticals Inc.(1)            751         4,356
Immunomedics Inc.(1)                       250         4,152
Integra LifeSciences Holdings
  Corp.(1)                                 215         6,041
Myriad Genetics Inc.(1)                    143         4,683
Nanogen Inc.(1)                            322         1,333
Regeneron Pharmaceuticals Inc.(1)          286         6,495
-------------------------------------------------------------
                                                      95,351
-------------------------------------------------------------

LIFEPATH INCOME MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2002


SECURITY                               SHARES       VALUE
-------------------------------------------------------------

BUILDING MATERIALS - 0.02%
-------------------------------------------------------------
Vulcan Materials Co.                       168   $     8,119
-------------------------------------------------------------
                                                       8,119
-------------------------------------------------------------

CHEMICALS - 0.64%
-------------------------------------------------------------
Airgas Inc.(1)                           1,860        32,736
Ashland Inc.                               235        10,197
Dow Chemical Co.                         1,000        31,280
Du Pont (E.I.) de Nemours                1,294        60,611
Eastman Chemical Co.                       363        15,972
Engelhard Corp.                            393        11,307
Gentek Inc.                                179           175
Georgia Gulf Corp.                         729        17,503
Grace (W.R.) & Co.(1)                      837         1,883
Great Lakes Chemical Corp.                  24           565
Hercules Inc.(1)                           101         1,262
Mississippi Chemical Corp.(1)            2,325         8,044
PPG Industries Inc.                        600        30,810
Schulman (A.) Inc.                       2,076        37,949
Sherwin-Williams Co.                       136         3,593
Sigma-Aldrich Corp.                        150         6,838
Uniroyal Technology Corp.(1)               393           149
Vertex Pharmaceuticals Inc.(1)             110         2,399
-------------------------------------------------------------
                                                     273,273
-------------------------------------------------------------

COMMERCIAL SERVICES - 0.39%
-------------------------------------------------------------
Arbitron Inc.(1)                           121         3,727
Atrix Laboratories Inc.(1)                 107         2,228
Block (H & R) Inc.                         218        10,998
Bowne & Co. Inc.                           429         5,362
Cendant Corp.(1)                         1,216        21,171
Charles River Associates Inc.(1)           250         5,037
Consolidated Graphics Inc.(1)              322         5,996
Deluxe Corp.                                94         4,456
Donnelley (R.R.) & Sons Co.                385        11,015
Ecolab Inc.                                102         4,777
Electro Rent Corp.(1)                      286         3,847
Equifax Inc.                               275         8,250
First Consulting Group Inc.(1)             393         3,561
ICT Group Inc.(1)                          250         3,997
Kendle International Inc.(1)               215         3,117
McKesson Corp.                             395        13,924
Michael Baker Corp.(1)                     537         7,518
Moody's Corp.                              134         4,958
National Service Industries Inc.           254         1,956
Nobel Learning Communities Inc.(1)         465         2,557
Paychex Inc.                               433        15,999
ProsoftTraining.com(1)                     214           255
Quintiles Transnational Corp.(1)           318         5,282
Quovadx Inc.(1)                            215         1,479
Staff Leasing Inc.                          71           213
Stewart Enterprises Inc. "A"(1)          2,400        13,248
-------------------------------------------------------------
                                                     164,928
-------------------------------------------------------------

SECURITY                               SHARES       VALUE
-------------------------------------------------------------

COMPUTERS - 1.40%
-------------------------------------------------------------
Apple Computer Inc.(1)                     268   $     5,816
Brocade Communications Systems
  Inc.(1)                                  300         6,591
Cisco Systems Inc.(1)                    6,439        91,885
Cognizant Technology Solutions
  Corp.(1)                                 179         6,347
Compaq Computer Corp.                    1,954        19,814
Computer Network Technology
  Corp.(1)                                 358         4,353
Computer Sciences Corp.(1)                 219        10,405
Computer Task Group Inc.(1)                393         1,572
Datastream Systems Inc.(1)                 393         3,116
Dell Computer Corp.(1)                   2,306        56,935
Digimarc Corp.(1)                          107         1,625
Dynamics Research Corp.(1)                 465         8,951
Electronic Data Systems Corp.              471        27,803
EMC Corp.(1)                             1,814        19,773
Enterasys Networks Inc.(1)                 314         1,115
Extended Systems Inc.(1)                   214         1,302
FalconStor Software Inc.(1)                358         2,485
Gateway Inc.(1)                            290         1,334
Hewlett-Packard Co.                      2,083        41,910
Innodata Corp.(1)                          393           857
International Business Machines
  Corp.                                  1,544       151,497
Juniper Networks Inc.(1)                   300         2,796
Lexmark International Group
  Inc. "A"(1)                              100         4,971
MapInfo Corp.(1)                           143         1,266
NCR Corp.(1)                                93         3,887
Network Appliance Inc.(1)                  850        13,591
NYFIX Inc.(1)                              286         3,383
Palm Inc.(1)                               432         1,305
Performance Technologies Inc.(1)           250         2,364
RadiSys Corp.(1)                           143         2,491
Riverstone Networks Inc.(1)                161           615
SCM Microsystems Inc.(1)                   143         1,574
Secure Computing Corp.(1)                2,500        38,075
Sun Microsystems Inc.(1)                 2,722        23,164
Travelocity.com Inc.(1)                    543        13,955
Unisys Corp.(1)                            772         8,569
Vasco Data Security International
  Inc.(1)                                  501         1,152
Veritas Software Corp.(1)                  320        11,357
-------------------------------------------------------------
                                                     600,001
-------------------------------------------------------------

COSMETICS / PERSONAL CARE - 0.49%
-------------------------------------------------------------
Alberto-Culver Co. "B"                     462        24,056
Avon Products Inc.                         261        13,491
Colgate-Palmolive Co.                      582        32,580
Gillette Co.                             1,000        34,190
International Flavors & Fragrances
  Inc.                                      92         3,169

LIFEPATH INCOME MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2002


SECURITY                               SHARES       VALUE
-------------------------------------------------------------
COSMETICS / PERSONAL CARE (CONTINUED)
-------------------------------------------------------------
Procter & Gamble Co.                     1,200   $   101,748
-------------------------------------------------------------
                                                     209,234
-------------------------------------------------------------

DISTRIBUTION / WHOLESALE - 0.14%
-------------------------------------------------------------
Advanced Marketing Services Inc.           179         4,081
Costco Wholesale Corp.(1)                  640        26,406
Daisytek International Corp.(1)            322         4,698
Grainger (W.W.) Inc.                       326        19,322
Watsco Inc.                                322         4,814
-------------------------------------------------------------
                                                      59,321
-------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES - 1.84%
-------------------------------------------------------------
American Express Co.                     1,270        46,291
Capital One Financial Corp.                243        11,973
Citigroup Inc.                           5,867       265,482
Countrywide Credit Industries Inc.         205         8,415
DVI Inc.(1)                                215         3,627
Fannie Mae                                 965        75,511
Franklin Resources Inc.                    485        19,817
Freddie Mac                                858        54,689
Household International Inc.               600        30,900
Innotrac Corp.(1)                          536         2,117
Legg Mason Inc.                            400        20,968
Lehman Brothers Holdings Inc.              365        20,622
MBNA Corp.                               1,142        39,605
Merrill Lynch & Co. Inc.                 1,022        49,005
Morgan Stanley Dean Witter & Co.         1,340        65,821
PMC Capital Inc.                           501         3,878
Providian Financial Corp.                  141           548
S1 Corp.(1)                                358         5,395
Schwab (Charles) Corp.                   1,151        15,009
SoundView Technology Group Inc.(1)       1,180         2,950
Stifel Financial Corp.                     680         8,038
Stilwell Financial Inc.                    202         4,608
T. Rowe Price Group Inc.                   504        20,064
USA Education Inc.                          84         7,791
WFS Financial Inc.(1)                      107         2,026
World Acceptance Corp.(1)                  501         3,457
-------------------------------------------------------------
                                                     788,607
-------------------------------------------------------------

ELECTRIC - 0.63%
-------------------------------------------------------------
AES Corp.(1)                               822         4,242
Ameren Corp.                               467        19,026
American Electric Power Inc.               214         9,384
Cinergy Corp.                              156         4,961
CMS Energy Corp.                            36           785
Consolidated Edison Inc.                    91         3,713
Constellation Energy Group Inc.            260         7,509
Dominion Resources Inc.                    582        33,919
DTE Energy Co.                             174         7,207
Duke Energy Corp.                          823        29,052
Edison International(1)                    485         7,663


SECURITY                               SHARES       VALUE
-------------------------------------------------------------
ELECTRIC (CONTINUED)
-------------------------------------------------------------
Entergy Corp.                              289   $    11,930
Exelon Corp.                               523        25,773
FirstEnergy Corp.                          321        11,749
FPL Group Inc.                             175         9,294
Mirant Corp.(1)                            443         3,845
NiSource Inc.                               60         1,259
PG&E Corp.(1)                              424         8,993
Pinnacle West Capital Corp.                400        16,224
Progress Energy Inc.                       251        11,230
Public Service Enterprise Group
  Inc.                                     174         7,338
Reliant Energy Inc.                        219         4,555
Southern Co.                               970        24,638
Xcel Energy Inc.                           188         4,446
-------------------------------------------------------------
                                                     268,735
-------------------------------------------------------------

ELECTRICAL COMPONENTS & EQUIPMENT - 0.02%
-------------------------------------------------------------
Medis Technologies Ltd.(1)                 179         1,548
UCAR International Inc.(1)                 787         8,476
-------------------------------------------------------------
                                                      10,024
-------------------------------------------------------------

ELECTRONICS - 0.29%
-------------------------------------------------------------
Agilent Technologies Inc.(1)               617        19,220
Analogic Corp.                              72         2,887
Applera Corp. - Applied Biosystems
  Group                                    256         5,786
BMC Industries Inc.                        715         1,394
Cubic Corp.                                407        22,332
Evans & Sutherland Computer
  Corp.(1)                                 393         2,723
Johnson Controls Inc.                      338        30,001
Millipore Corp.                             87         4,541
PCD Inc.(1)                                286           372
REMEC Inc.(1)                              465         3,636
Solectron Corp.(1)                       1,061         8,774
Thermo Electron Corp.(1)                   383         7,794
Thomas & Betts Corp.                       164         3,132
Watts Industries Inc. "A"                  322         5,104
X-Rite Inc.                                465         4,231
-------------------------------------------------------------
                                                     121,927
-------------------------------------------------------------

ENERGY & RELATED - 0.00%
-------------------------------------------------------------
Syntroleum Corp.(1)                        286         1,682
-------------------------------------------------------------
                                                       1,682
-------------------------------------------------------------

ENGINEERING & CONSTRUCTION - 0.02%
-------------------------------------------------------------
Fluor Corp.                                176         6,672
Washington Group Warrants
  (Expires 03/11/03)(1)                      4             1
-------------------------------------------------------------
                                                       6,673
-------------------------------------------------------------

LIFEPATH INCOME MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2002


SECURITY                               SHARES       VALUE
-------------------------------------------------------------

ENTERTAINMENT - 0.02%
-------------------------------------------------------------
Penn National Gaming Inc.(1)               215   $     7,665
-------------------------------------------------------------
                                                       7,665
-------------------------------------------------------------

ENVIRONMENTAL CONTROL - 0.08%
-------------------------------------------------------------
Allied Waste Industries Inc.(1)            644         8,404
Waste Management Inc.                      900        23,679
-------------------------------------------------------------
                                                      32,083
-------------------------------------------------------------

FOOD - 0.58%
-------------------------------------------------------------
Albertson's Inc.                           402        12,165
Archer-Daniels-Midland Co.                 723        10,014
Campbell Soup Co.                          400        10,696
ConAgra Foods Inc.                         432        10,113
Dreyer's Grand Ice Cream Inc.              107         4,677
General Mills Inc.                         272        12,575
Great Atlantic & Pacific Tea Co.(1)      1,173        31,788
Heinz (H.J.) Co.                           459        18,713
Hershey Foods Corp.                        228        16,108
Kellogg Co.                                292        10,089
Kroger Co.(1)                              733        16,236
Penn Traffic Company (The)(1)              214         1,498
Safeway Inc.(1)                            639        27,464
Sara Lee Corp.                           1,000        20,920
SUPERVALU Inc.                             331         8,589
Sysco Corp.                                665        19,664
Winn-Dixie Stores Inc.                     303         5,075
Wrigley (William Jr.) Co.                  189        10,592
-------------------------------------------------------------
                                                     246,976
-------------------------------------------------------------

FOREST PRODUCTS & PAPER - 0.16%
-------------------------------------------------------------
Boise Cascade Corp.                        121         4,350
Chesapeake Corp.                           557        15,512
Glatfelter (P.H.) Co.                    1,849        31,895
MeadWestvaco Corp.                         252         8,754
Temple-Inland Inc.                         118         6,571
-------------------------------------------------------------
                                                      67,082
-------------------------------------------------------------

GAS - 0.14%
-------------------------------------------------------------
NICOR Inc.                                 624        26,114
Peoples Energy Corp.                       735        27,305
Sempra Energy                              253         5,647
Southwestern Energy Co.(1)                 250         2,800
-------------------------------------------------------------
                                                      61,866
-------------------------------------------------------------

HAND / MACHINE TOOLS - 0.07%
-------------------------------------------------------------
Black & Decker Corp.                       213        10,330
Snap-On Inc.                               285         9,818
Stanley Works (The)                        204        10,288
-------------------------------------------------------------
                                                      30,436
-------------------------------------------------------------

SECURITY                               SHARES       VALUE
-------------------------------------------------------------

HEALTH CARE - 1.36%
-------------------------------------------------------------
Abaxis Inc.(1)                             644   $     4,250
Advanced Tissue Sciences Inc.(1)           429         1,579
Aksys Ltd.(1)                              358         2,313
American Retirement Corp.(1)               286           343
Apria Healthcare Group Inc.(1)             787        16,991
Bard (C.R.) Inc.                            51         2,774
Bausch & Lomb Inc.                          52         1,975
Baxter International Inc.                  618        34,287
Biomet Inc.                                198         6,051
Boston Scientific Corp.(1)                 455        10,174
Cobalt Corp.(1)                            680         5,202
Conmed Corp.(1)                            214         4,411
Cyberonics Inc.(1)                         250         3,685
Cygnus Inc.(1)                           1,001         4,174
Endocardial Solutions Inc.(1)              465         3,115
Flir Systems Inc.(1)                       250        13,632
Genelabs Technologies Inc.(1)              250           460
Guidant Corp.(1)                           342        14,193
HCA - The Healthcare Company               700        28,511
Healthsouth Corp.(1)                       511         6,086
Humana Inc.(1)                           1,312        17,187
Johnson & Johnson                        2,818       171,616
Laser Vision Centers Inc.(1)               429           854
Manor Care Inc.(1)                         286         5,362
Matria Healthcare Inc.(1)                   89         1,830
Medtronic Inc.                           1,194        53,181
Oakley Inc.(1)                             715        11,569
Ocular Sciences Inc.(1)                    215         5,654
OraSure Technologies Inc.(1)               393         2,044
Oratec Interventions Inc.(1)               393         4,885
PolyMedica Corp.(1)                        407         8,645
RITA Medical Systems Inc.(1)               465         2,841
Sierra Health Services Inc.(1)             858         9,352
Spacelabs Medical Inc.(1)                  322         4,621
St. Jude Medical Inc.(1)                   219        17,148
Tenet Healthcare Corp.(1)                  600        34,650
UnitedHealth Group Inc.                    420        30,446
Urologix Inc.(1)                           143         2,002
Valentis Inc.(1)                           572           818
Viasys Healthcare Inc.(1)                   26           571
West Pharmaceutical Services Inc.          543        15,720
Zimmer Holdings Inc.(1)                    482        17,236
-------------------------------------------------------------
                                                     582,438
-------------------------------------------------------------

HOME BUILDERS - 0.15%
-------------------------------------------------------------
Centex Corp.                               273        15,954
Champion Enterprises Inc.(1)               465         4,106
KB HOME                                    375        16,369
Pulte Corp.                                569        29,554
-------------------------------------------------------------
                                                      65,983
-------------------------------------------------------------

HOME FURNISHINGS - 0.07%
-------------------------------------------------------------
Leggett & Platt Inc.                       464        11,902
Maytag Corp.                               131         5,231

LIFEPATH INCOME MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2002


SECURITY                               SHARES       VALUE
 -------------------------------------------------------------
HOME FURNISHINGS (CONTINUED)
-------------------------------------------------------------
Whirlpool Corp.                            162   $    12,166
-------------------------------------------------------------
                                                      29,299
-------------------------------------------------------------

HOUSEHOLD PRODUCTS / WARES - 0.18%
-------------------------------------------------------------
American Greetings Corp. "A"               902        12,421
Avery Dennison Corp.                       125         8,000
Central Garden & Pet Co.(1)              1,896        17,557
Clorox Co.                                 235        10,291
Enesco Group Inc.(1)                       358         2,227
Fortune Brands Inc.                        200         9,100
Newell Rubbermaid Inc.                     216         6,724
Tupperware Corp.                           452         9,121
-------------------------------------------------------------
                                                      75,441
-------------------------------------------------------------

INSURANCE - 1.33%
-------------------------------------------------------------
AFLAC Inc.                                 600        15,420
Allstate Corp.                             900        31,518
American International Group Inc.        3,092       228,715
AON Corp.                                  423        14,648
Chubb Corp.                                270        20,288
CIGNA Corp.                                213        19,106
Cincinnati Financial Corp.                 343        13,792
Hartford Financial Services Group
  Inc.                                     440        29,480
LandAmerica Financial Group Inc.           179         5,365
Lincoln National Corp.                     357        18,282
Marsh & McLennan Companies Inc.            314        33,143
MBIA Inc.                                  222        12,976
MetLife Inc.                             1,400        44,632
MGIC Investment Corp.                      206        13,827
ProAssurance Corp.(1)                      160         2,600
Progressive Corp.                           63         9,815
SAFECO Corp.                                92         3,123
St. Paul Companies Inc.                    366        17,897
Torchmark Corp.                            258        10,369
Vesta Insurance Group                    1,145         6,114
XL Capital Ltd. "A"                        200        19,052
-------------------------------------------------------------
                                                     570,162
-------------------------------------------------------------
IRON / STEEL - 0.00%
-------------------------------------------------------------
United States Steel Corp.                   45           797
-------------------------------------------------------------
                                                         797
-------------------------------------------------------------

LEISURE TIME - 0.18%
-------------------------------------------------------------
Brunswick Corp.                            317         8,556
Carnival Corp. "A"                         847        23,115
Coastcast Corp.                            608         2,584
Harley-Davidson Inc.                       412        21,119
Hotel Reservations Network
  Inc. "A"(1)                              107         5,457
K2 Inc.(1)                                 393         2,515


SECURITY                               SHARES       VALUE
-------------------------------------------------------------
LEISURE TIME (CONTINUED)
-------------------------------------------------------------
Sabre Holdings Corp.(1)                    342   $    15,051
-------------------------------------------------------------
                                                      78,397
-------------------------------------------------------------

LODGING - 0.10%
-------------------------------------------------------------
Choice Hotels International Inc.(1)      1,280        26,752
Harrah's Entertainment Inc.(1)             324        13,103
Hilton Hotels Corp.                        215         2,765
-------------------------------------------------------------
                                                      42,620
-------------------------------------------------------------

MACHINERY - 0.17%
-------------------------------------------------------------
Briggs & Stratton Corp.                    458        21,595
Dover Corp.                                366        14,483
Flow International Corp.(1)                393         4,048
Gardner Denver Inc.(1)                     215         4,259
Gerber Scientific Inc.(1)                  536         4,610
Kadant Inc.(1)                              11           143
Nordson Corp.                              797        21,702
-------------------------------------------------------------
                                                      70,840
-------------------------------------------------------------

MANUFACTURERS - 1.31%
-------------------------------------------------------------
Crane Co.                                  114         2,785
Eaton Corp.                                299        24,141
General Electric Co.                     9,024       347,424
Honeywell International Inc.             1,057        40,293
ITT Industries Inc.                        417        24,603
Minnesota Mining & Manufacturing
  Co.                                      500        58,965
Pall Corp.                                 348         6,793
Tyco International Ltd.                  1,961        57,065
-------------------------------------------------------------
                                                     562,069
-------------------------------------------------------------

MANUFACTURING - 0.06%
-------------------------------------------------------------
Acuity Brands Inc.                       1,016        14,427
ESCO Technologies Inc.(1)                  286        10,919
-------------------------------------------------------------
                                                      25,346
-------------------------------------------------------------

MEDIA - 1.13%
-------------------------------------------------------------
AOL Time Warner Inc.(1)                  4,962       123,058
Beasley Broadcast Group Inc. "A"(1)        429         6,062
Clear Channel Communications
  Inc.(1)                                  670        31,235
Comcast Corp. "A"(1)                     1,072        36,309
Dow Jones & Co. Inc.                        59         3,293
Gannett Co. Inc.                           242        18,436
Gray Communications Systems Inc.           286         3,947
Hollywood Media Corp.(1)                   393         2,083
Knight Ridder Inc.                          80         5,392
Lynch Interactive Corp.(1)                  72         2,952
McGraw-Hill Companies Inc.                 244        16,055
Meredith Corp.                             745        29,398
New York Times Co. "A"                     229        10,053
Pulitzer Inc.                              700        35,693
TiVo Inc.(1)                               286         1,501

LIFEPATH INCOME MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2002


SECURITY                               SHARES       VALUE
-------------------------------------------------------------
MEDIA (CONTINUED)
-------------------------------------------------------------
Tribune Co.                                213   $     9,121
Viacom Inc. "B"(1)                       2,013        93,705
Walt Disney Co. (The)                    2,455        56,465
-------------------------------------------------------------
                                                     484,758
-------------------------------------------------------------
METAL FABRICATE / HARDWARE - 0.07%
-------------------------------------------------------------
Timken Co. (The)                           516         9,262
Worthington Industries Inc.              1,279        18,814
-------------------------------------------------------------
                                                      28,076
-------------------------------------------------------------

METALS-DIVERSIFIED - 0.06%
-------------------------------------------------------------
Griffon Corporation(1)                   1,151        21,696
Gulf Island Fabrication Inc.(1)            358         4,708
-------------------------------------------------------------
                                                      26,404
-------------------------------------------------------------
MINING - 0.12%
-------------------------------------------------------------
Alcoa Inc.                               1,114        41,853
Newmont Mining Corp.                       211         5,077
Phelps Dodge Corp.                         145         5,497
-------------------------------------------------------------
                                                      52,427
-------------------------------------------------------------

OFFICE / BUSINESS EQUIPMENT - 0.09%
-------------------------------------------------------------
CompX International Inc.                   322         4,186
General Binding Corp.(1)                   393         5,070
Global Imaging Systems Inc.(1)             465         7,240
Imagistics International Inc.(1)            34           534
Pitney Bowes Inc.                          431        17,981
Xerox Corp.(1)                             401         3,894
-------------------------------------------------------------
                                                      38,905
-------------------------------------------------------------

OIL & GAS PRODUCERS - 1.58%
-------------------------------------------------------------
Amerada Hess Corp.                         208        14,408
Anadarko Petroleum Corp.                   369        19,225
Burlington Resources Inc.                  341        12,815
ChevronTexaco Corp.                      1,219       102,932
Conoco Inc.                                622        17,205
Exxon Mobil Corp.                        7,970       329,161
Kerr-McGee Corp.                           235        12,993
Marathon Oil Corp.                         563        15,482
MarkWest Hydrocarbon Inc.(1)               465         3,278
Phillips Petroleum Co.                     632        37,358
Plains Resource Inc.(1)                    215         4,837
Prize Energy Corp.(1)                      572        13,436
Rowan Companies Inc.(1)                  1,060        19,769
South Jersey Industries                    472        14,372
Sunoco Inc.                                709        27,311
Transocean Sedco Forex Inc.                765        21,428
Unocal Corp.                               309        11,102
-------------------------------------------------------------
                                                     677,112
-------------------------------------------------------------

SECURITY                               SHARES       VALUE
-------------------------------------------------------------

OIL & GAS SERVICES - 0.21%
-------------------------------------------------------------
Baker Hughes Inc.                          622   $    21,963
Halliburton Co.                            745        12,263
Lufkin Industries Inc.                     250         5,525
Schlumberger Ltd.                          844        49,129
-------------------------------------------------------------
                                                      88,880
-------------------------------------------------------------

PACKAGING & CONTAINERS - 0.17%
-------------------------------------------------------------
AEP Industries Inc.(1)                      72         1,944
Ball Corp.                                 604        25,543
Bemis Co.                                  115         6,550
Pactiv Corp.(1)                          1,255        23,883
Sealed Air Corp.(1)                        292        13,134
-------------------------------------------------------------
                                                      71,054
-------------------------------------------------------------

PHARMACEUTICALS - 2.20%
-------------------------------------------------------------
Abbott Laboratories                      1,545        87,370
American Home Products Corp.             1,271        80,772
Antigenics Inc.(1)                         179         2,334
Barr Laboratories Inc.(1)                   91         6,211
Bristol-Myers Squibb Co.                 1,822        85,634
Cardinal Health Inc.                       538        35,556
Corixa Corp.(1)                          2,900        28,536
Corvas International Inc.(1)               429         2,527
Genzyme Corp. - Molecular
  Oncology(1)                              358         2,914
Hyseq Inc.(1)                              215         1,150
Ilex Oncology Inc.(1)                      179         2,672
Inkine Pharmaceutical Co.(1)               286           372
King Pharmaceuticals Inc.(1)               200         6,212
Kos Pharmaceuticals Inc.(1)                215         4,900
La Jolla Pharmaceutical Co.(1)             465         2,939
Lilly (Eli) and Co.                      1,070        81,031
Merck & Co. Inc.                         2,175       133,393
MGI Pharma Inc.(1)                         322         5,023
NaPro BioTherapeutics Inc.(1)              358         3,580
Orphan Medical Inc.(1)                     322         4,041
Penwest Pharmaceuticals Co.(1)             250         4,507
Pfizer Inc.                              5,785       236,954
Pharmaceutical Resources Inc.(1)           322         5,474
Pharmacia Corporation                    1,270        52,133
Schering-Plough Corp.                    1,466        50,562
Texas Biotech Corp.(1)                     429         2,531
Twinlab Corp.(1)                           393           495
VaxGen Inc.(1)                             715         7,944
Watson Pharmaceuticals Inc.(1)             175         5,124
-------------------------------------------------------------
                                                     942,891
-------------------------------------------------------------

LIFEPATH INCOME MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2002


SECURITY                               SHARES       VALUE
-------------------------------------------------------------

PIPELINES - 0.11%
-------------------------------------------------------------
Dynegy Inc. "A"                            400   $    10,228
El Paso Corp.                              666        26,027
Williams Companies Inc.                    768        11,866
-------------------------------------------------------------
                                                      48,121
-------------------------------------------------------------

PUBLISHING - 0.00%
-------------------------------------------------------------
Golden Books Family Entertainment
  Inc. Warrants (Expires 01/27/03)           1             -
-------------------------------------------------------------
                                                           -
-------------------------------------------------------------

REAL ESTATE - 0.24%
-------------------------------------------------------------
Aegis Realty Inc.                        2,210        24,089
Annaly Mortgage Management Inc.          1,637        26,683
Boykin Lodging Co.                         787         6,729
Entertainment Properties Trust           1,351        27,763
Mid Atlantic Realty Trust                1,037        15,918
National Golf Properties Inc.              465         2,743
-------------------------------------------------------------
                                                     103,925
-------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS - 0.08%
-------------------------------------------------------------
Mid-America Apartment Communities,
  Inc.                                   1,300        33,345
-------------------------------------------------------------
                                                      33,345
-------------------------------------------------------------

RETAIL - 2.00%
-------------------------------------------------------------
AG Services of America Inc.(1)             143         1,802
AutoZone Inc.(1)                           145         9,622
Bed Bath & Beyond Inc.(1)                  379        12,659
Best Buy Co. Inc.(1)                       218        14,693
Big Lots Inc.                              200         2,520
Brookstone Inc.(1)                         179         2,613
Circuit City Stores Inc.                   323         5,775
Cost Plus Inc.(1)                          107         2,729
CVS Corp.                                  416        11,365
Darden Restaurants Inc.                    204         8,625
Dillards Inc. "A"                          185         3,719
Dollar General Corp.                       201         2,965
eBay Inc.(1)                               100         5,205
Fred's Inc.                                268         8,386
Gap Inc. (The)                             814         9,744
Gart Sports Co.(1)                         277         7,230
Global Sports Inc.(1)                      322         5,136
Golden State Bancorp Inc.(1)               200           242
Gottschalks Inc.(1)                        501         1,202
Hancock Fabrics Inc.                       429         7,319
Home Depot Inc.                          2,065       103,250
Jill (J.) Group Inc. (The)(1)              179         4,144
Kohls Corp.(1)                             420        28,421
Limited Inc.                               585        10,536
Longs Drug Stores Corp.                    560        14,672


SECURITY                               SHARES       VALUE
-------------------------------------------------------------
RETAIL (CONTINUED)
-------------------------------------------------------------
Lowe's Companies Inc.                      732   $    33,123
Marinemax Inc.(1)                          358         4,153
May Department Stores Co.                  500        18,320
McDonald's Corp.                         1,722        44,944
Movie Gallery Inc.(1)                      562         7,441
Nordstrom Inc.                             148         3,768
Office Depot Inc.(1)                       242         4,600
1-800-FLOWERS.com Inc.(1)                  358         4,647
1-800 Contacts Inc.(1)                     143         1,592
PC Connection Inc.(1)                      143         1,237
Pricesmart Inc.(1)                          72         2,628
RadioShack Corp.                           183         5,022
Ruby Tuesday Inc.                        1,470        29,694
Sears, Roebuck and Co.                     400        21,032
7-Eleven Inc.(1)                           236         2,107
Shopko Stores Inc.(1)                      250         3,525
Staples Inc.(1)                            690        13,572
Target Corp.                               846        35,447
TJX Companies Inc.                         442        16,783
Ultimate Electronics Inc.(1)               143         3,392
United Auto Group Inc.(1)                  179         3,841
Value City Department Stores
  Inc.(1)                                  286         1,030
Walgreen Co.                             1,047        42,131
Wal-Mart Stores Inc.                     3,998       247,916
Wendy's International Inc.                 483        14,978
Whitehall Jewellers Inc.(1)                215         2,999
-------------------------------------------------------------
                                                     854,496
-------------------------------------------------------------

SEMICONDUCTORS - 1.04%
-------------------------------------------------------------
Advanced Micro Devices Inc.(1)             608         8,208
Altera Corp.(1)                            479         9,135
Analog Devices Inc.(1)                     444        16,521
Applied Materials Inc.(1)                  837        36,384
Applied Micro Circuits Corp.(1)            586         4,506
Broadcom Corp. "A"(1)                      479        14,681
Elantec Semiconductor Inc.(1)              179         5,481
EMCORE Corp.(1)                            107           815
Integrated Device Technology
  Inc.(1)                                  300         7,671
Intel Corp.                              6,192       176,782
Linear Technology Corp.                    352        12,964
LSI Logic Corp.(1)                         627         9,399
Maxim Integrated Products Inc.(1)          486        22,239
Micron Technology Inc.(1)                  826        26,556
Mykrolis Corp.(1)                           59           624
PMC-Sierra Inc.(1)                         300         4,383
QLogic Corp.(1)                            100         3,725
Teradyne Inc.(1)                           194         6,501
Texas Instruments Inc.                   2,123        62,310
Xilinx Inc.(1)                             453        16,272
-------------------------------------------------------------
                                                     445,157
-------------------------------------------------------------

LIFEPATH INCOME MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2002


SECURITY                               SHARES       VALUE

-------------------------------------------------------------

SOFTWARE - 1.53%
-------------------------------------------------------------
Actuate Corp.(1)                           250   $     1,253
Adobe Systems Inc.                         303        11,023
Akamai Technologies Inc.(1)              5,600        17,416
Alico Inc.                                 215         6,211
Automatic Data Processing Inc.             689        36,317
Avant! Corp.(1)                            800        13,960
BMC Software Inc.(1)                       204         3,274
BroadVision Inc.(1)                        393           751
Centra Software Inc.(1)                    679         3,938
Certegy Inc.(1)                            137         5,090
Computer Associates International
  Inc.                                     746        12,145
Compuware Corp.(1)                         411         4,690
Documentum Inc.(1)                         250         4,458
EXE Technologies Inc.(1)                   250           420
F5 Networks Inc.(1)                      1,100        24,035
First Data Corp.                           430        35,054
Globix Corp.(1)                            250             9
IMS Health Inc.                            175         3,500
Intuit Inc.(1)                             300        11,367
Microsoft Corp.(1)                       4,756       277,465
Netegrity Inc.(1)                          107         1,320
NetIQ Corp.(1)                             169         3,667
Novell Inc.(1)                             402         1,644
Oracle Corp.(1)                          4,762        79,144
Overture Services Inc.(1)                  179         5,417
PeopleSoft Inc.(1)                         300         8,721
Per-Se Technologies Inc.(1)                429         4,869
Rational Software Corp.(1)                 500         9,280
Siebel Systems Inc.(1)                     722        20,043
SkillSoft Corp.(1)                         172         3,722
Synplicity Inc.(1)                         107           902
Vastera Inc.(1)                            579         7,591
Websense Inc.(1)                         1,400        31,374
Yahoo! Inc.(1)                             336         4,859
-------------------------------------------------------------
                                                     654,929
-------------------------------------------------------------
TELECOMMUNICATION EQUIPMENT - 0.33%
-------------------------------------------------------------
ADC Telecommunications Inc.(1)             682         2,455
Andrew Corp.(1)                            283         4,757
Avanex Corp.(1)                          5,200        16,926
Avaya Inc.(1)                              712         3,809
CIENA Corp.(1)                             500         3,880
Comverse Technology Inc.(1)                107         1,675
Harmonic Inc.(1)                           465         4,948
JDS Uniphase Corp.(1)                    1,658         8,041
Lucent Technologies Inc.                 3,861        21,583
Motorola Inc.                            2,569        33,397
NMS Communications Corp.(1)                465         1,628
QUALCOMM Inc.(1)                           751        24,971
Sorrento Networks Corp.(1)                 358           716
Tellabs Inc.(1)                            573         5,879
Terayon Communication Systems
  Inc.(1)                                  600         3,546
Tollgrade Communications Inc.(1)           143         3,067


SECURITY                               SHARES       VALUE

-------------------------------------------------------------
TELECOMMUNICATION EQUIPMENT (CONTINUED)
-------------------------------------------------------------
Williams Communications Group
  Inc.(1)                                  132   $        17
-------------------------------------------------------------
                                                     141,295
-------------------------------------------------------------

TELECOMMUNICATIONS - 0.55%
-------------------------------------------------------------
Anaren Microwave Inc.(1)                   215         2,731
AT&T Wireless Services Inc.(1)           2,789        28,141
Catapult Communications Corp.(1)           179         3,360
Celeritek Inc.(1)                          650         5,818
Channell Commercial Corp.(1)               465         1,860
Choice One Communications Inc.(1)          250           363
Corning Inc.                               745         5,014
General Communication Inc. "A"(1)          429         3,857
InterDigital Communications
  Corp.(1)                                 250         2,088
ITC DeltaCom Inc.(1)                       465           130
Leap Wireless International Inc.(1)        500         2,355
Lightpath Technologies Inc. "A"(1)         322           506
Nextel Communications Inc. "A"(1)          921         4,596
NTELOS Inc.(1)                             600         2,490
Pentastar Communications Inc.(1)           215           516
Qwest Communications International
  Inc.                                   1,619        14,085
Sprint Corp. (PCS Group)(1)                859         7,946
Verizon Communications Inc.              3,147       147,280
WebEx Communications Inc.(1)               215         2,455
-------------------------------------------------------------
                                                     235,591
-------------------------------------------------------------

TELEPHONE - 0.76%
-------------------------------------------------------------
Alltel Corp.                               361        20,090
AT&T Corp.                               3,542        55,043
BellSouth Corp.                          2,244        86,977
CenturyTel Inc.                            207         6,872
SBC Communications Inc.                  3,107       117,569
Sprint Corp. (FON Group)                 1,051        14,809
WorldCom Inc.(1)                         3,064        23,041
-------------------------------------------------------------
                                                     324,401
-------------------------------------------------------------

TEXTILES - 0.02%
-------------------------------------------------------------
Cutter & Buck Inc.(1)                      572         3,947
Interface Inc. "A"                         536         2,653
Westpoint Stevens Inc.                     572           978
-------------------------------------------------------------
                                                       7,578
-------------------------------------------------------------

TOBACCO - 0.28%
-------------------------------------------------------------
Philip Morris Companies Inc.             2,109       111,060
UST Inc.                                   240         8,366
-------------------------------------------------------------
                                                     119,426
-------------------------------------------------------------

TOYS / GAMES / HOBBIES - 0.04%
-------------------------------------------------------------
Hasbro Inc.                                203         2,905
Mattel Inc.                                395         7,485

LIFEPATH INCOME MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2002

SECURITY                               SHARES       VALUE

-------------------------------------------------------------
TOYS / GAMES / HOBBIES (CONTINUED)
-------------------------------------------------------------
Topps Co. (The)(1)                         536   $     5,140
-------------------------------------------------------------
                                                      15,530
-------------------------------------------------------------

TRANSPORTATION - 0.07%
-------------------------------------------------------------
FedEx Corp.(1)                             500        28,930
Morgan Group Holding Co.(1)                 72            73
-------------------------------------------------------------
                                                      29,003
-------------------------------------------------------------

TRUCKING & LEASING - 0.04%
-------------------------------------------------------------
Ryder System Inc.                          583        16,382
Willis Lease Finance Corp.(1)              393         1,690
-------------------------------------------------------------
                                                      18,072
-------------------------------------------------------------

WATER - 0.04%
-------------------------------------------------------------
American States Water Co.                  443        15,483
-------------------------------------------------------------
                                                      15,483
-------------------------------------------------------------
TOTAL U.S. COMMON STOCKS
(Cost: $12,384,283)                               12,220,492
-------------------------------------------------------------
INTERNATIONAL COMMON STOCKS - 9.53%
AUSTRALIA - 0.28%
-------------------------------------------------------------
Coles Myer Ltd. ADR                        384        13,901
National Australia Bank ADR                448        41,261
News Corporation Ltd. ADR                  348         8,902
Rio Tinto PLC ADR                          368        29,422
Westpac Banking Corp. ADR                  632        26,765
-------------------------------------------------------------
                                                     120,251
-------------------------------------------------------------

CANADA - 0.12%
-------------------------------------------------------------
Alcan Aluminum Ltd.                          1            20
Barrick Gold Corp.                       1,525        27,526
Inco Ltd.(1)                                95         1,770
Nortel Networks Corp.                    3,357        17,020
Placer Dome Inc.                           401         4,660
-------------------------------------------------------------
                                                      50,996
-------------------------------------------------------------

DENMARK - 0.28%
-------------------------------------------------------------
Novo-Nordisk A/S ADR                     2,514        98,172
TDC A/S ADR                              1,244        19,531
-------------------------------------------------------------
                                                     117,703
-------------------------------------------------------------

FINLAND - 0.40%
-------------------------------------------------------------
Nokia OYJ ADR                            1,699        35,288
Outokumpu OYJ                            5,474        63,923
Rautaruukki OYJ                         18,768        73,054
-------------------------------------------------------------
                                                     172,265
-------------------------------------------------------------

SECURITY                               SHARES       VALUE

-------------------------------------------------------------

FRANCE - 0.84%
-------------------------------------------------------------
Alcatel SA ADR                           1,516   $    20,754
Aventis SA ADR                             921        68,292
AXA-UAP ADR                              1,699        31,330
BNP Paribas SA                             930        45,089
France Telecom SA ADR                      258         6,760
LVMH Moet-Hennessy Louis Vuitton
  ADR                                    1,909        17,868
Total Fina SA ADR                        1,883       138,495
Vivendi Universal SA                       595        23,099
Vivendi Universal SA ADR                   270        10,449
-------------------------------------------------------------
                                                     362,136
-------------------------------------------------------------

GERMANY - 0.49%
-------------------------------------------------------------
DaimlerChrysler AG                       1,520        60,618
Deutsche Telekom AG ADR                  1,426        20,092
E.On AG                                  1,093        53,673
SAP AG ADR                                 451        15,411
Siemens AG                                 956        55,984
-------------------------------------------------------------
                                                     205,778
-------------------------------------------------------------

HONG KONG - 0.12%
-------------------------------------------------------------
Cheung Kong (Holdings) Ltd.              6,000        50,005
-------------------------------------------------------------
                                                      50,005
-------------------------------------------------------------

IRELAND - 0.11%
-------------------------------------------------------------
Allied Irish Banks PLC ADR               2,053        45,494
-------------------------------------------------------------
                                                      45,494
-------------------------------------------------------------

ITALY - 0.28%
-------------------------------------------------------------
Benetton Group SpA ADR                     865        21,020
ENI-Ente Nazionale Idrocarburi SpA
  ADR                                      279        19,388
Fiat SpA ADR                               819        10,295
San Paolo-IMI SpA ADR                    1,098        22,125
Seat-Pagine Gialle SpA(1)               60,712        46,004
-------------------------------------------------------------
                                                     118,832
-------------------------------------------------------------

JAPAN - 1.84%
-------------------------------------------------------------
Canon Inc.                               1,000        35,046
Canon Inc. ADR                             372        12,886
Dai Nippon Printing Co. Ltd.             5,000        48,085
Fuji Photo Film Co. Ltd. ADR               281         8,970
Fujitsu Ltd.                             7,000        45,873
Hitachi Ltd. ADR                           169        10,564
Honda Motor Company Ltd. ADR               764        15,211
Ito-Yokado Co. Ltd. ADR                    343        13,566
Japan Air Lines ADR                      2,170        11,501
Kinki Nippon Railway Co. Ltd.           14,000        42,578
Kirin Brewery Co. Ltd. ADR                 274        17,541
Kubota Corp. ADR                           316        17,459
Kyocera Corp. ADR                          118         7,021
Makita Corp. ADR                           347         2,082

LIFEPATH INCOME MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2002


SECURITY                               SHARES       VALUE

-------------------------------------------------------------
JAPAN (CONTINUED)
-------------------------------------------------------------
Matsushita Electric Industrial Co.
  Ltd.                                   1,000   $    12,113
Matsushita Electric Industrial Co.
  Ltd. ADR                                 848        10,227
Mitsubishi Corp. ADR                       992        13,739
Mitsui & Co. ADR                           136        14,960
Murata Manufacturing Co. Ltd.              800        49,737
NEC Corp.                                4,000        29,083
NEC Corp. ADR                            3,107        22,526
Nippon Telegraph & Telephone Corp.
  ADR                                      685        10,967
Nissan Motor Co. Ltd. ADR                1,182        15,165
Nomura Holdings Inc.                     4,000        45,731
NTT DoCoMo Inc.                              4        41,547
Pioneer Corp. ADR                          480         9,115
Ricoh Corp. Ltd. ADR                       146        12,848
Secom Co. Ltd.                           1,000        44,461
Sony Corp.                               1,100        49,976
Sony Corp. ADR                             227        10,487
Takeda Chemical Industries Ltd.          1,000        40,575
Tokio Marine and Fire Insurance Co.
  Ltd. ADR                                 754        26,918
Toyota Motor Corp.                         700        17,889
Toyota Motor Corp. ADR                     493        25,365
-------------------------------------------------------------
                                                     791,812
-------------------------------------------------------------

NETHERLANDS - 0.94%
-------------------------------------------------------------
Abn Amro Holding NV ADR                  1,681        29,535
Aegon NV ADR                               847        18,295
Akzo Nobel NV ADR                          472        20,971
Elsevier NV ADR                          1,491        38,021
ING Groep NV                             1,508        35,859
ING Groep NV ADR                           616        14,642
Koninklijke Ahold NV ADR                 1,162        27,086
Koninklijke (Royal) Philips
  Electronics NV - NY Shares(1)            850        22,066
Royal Dutch Petroleum Co.                1,320        68,108
Royal Dutch Petroleum Co. - NY
  Shares                                 2,521       129,504
-------------------------------------------------------------
                                                     404,087
-------------------------------------------------------------

NEW ZEALAND - 0.02%
-------------------------------------------------------------
Telecom Corp. of New Zealand Ltd.
  ADR                                      390         6,739
-------------------------------------------------------------
                                                       6,739
-------------------------------------------------------------

PORTUGAL - 0.02%
-------------------------------------------------------------
Banco Comercial Portugues ADR              456         7,912
-------------------------------------------------------------
                                                       7,912
-------------------------------------------------------------

SECURITY                               SHARES       VALUE

-------------------------------------------------------------

SINGAPORE - 0.01%
-------------------------------------------------------------
Chartered Semiconductor
  Manufacturing Ltd. ADR(1)                193   $     4,339
-------------------------------------------------------------
                                                       4,339
-------------------------------------------------------------

SPAIN - 0.22%
-------------------------------------------------------------
Banco Bilbao Vizcaya Argentaria SA
  ADR                                    1,578        18,368
Banco Santander Central Hispano SA
  ADR                                    4,523        36,139
Repsol SA ADR                              945        11,567
Telefonica SA ADR                          686        24,088
-------------------------------------------------------------
                                                      90,162
-------------------------------------------------------------

SWEDEN - 0.44%
-------------------------------------------------------------
Hoganas AB "B"                           5,047        85,372
Sapa AB                                  5,651        83,708
Telefonaktiebolaget LM Ericsson AB
  ADR(1)                                 4,153        17,526
-------------------------------------------------------------
                                                     186,606
-------------------------------------------------------------

SWITZERLAND - 0.91%
-------------------------------------------------------------
Adecco SA ADR                            1,038        15,466
Credit Suisse Group(1)                   1,867        64,519
Nestle S.A.                                340        75,106
Novartis AG                              2,079        78,981
Roche Holding AG - Genusschein           1,073        75,388
Sulzer Medica ADR                          569         4,347
UBS AG - Registered(1)                   1,603        74,159
-------------------------------------------------------------
                                                     387,966
-------------------------------------------------------------




SECURITY                               SHARES       VALUE

UNITED KINGDOM - 2.21%
-------------------------------------------------------------
AstraZeneca PLC ADR                        945        48,176
Barclays PLC ADR                           308        37,176
BP PLC                                   5,979        49,260
BP PLC ADR                                 861        42,663
British Sky Broadcasting PLC ADR           242        14,764
British Telecom PLC ADR(1)                 552        20,231
Cadbury Schweppes PLC ADR                1,107        30,166
Diageo PLC ADR                           1,519        73,353
GlaxoSmithKline PLC ADR                  2,441       119,487
Hanson PLC ADR                             937        31,333
HBOS PLC                                14,793       155,041
Hong Kong & Shanghai Banking ADR           283        15,865
HSBC Holdings PLC                        3,215        35,128
Lloyds TSB Group PLC                     3,221        30,979
Reuters Group PLC ADR                      273        12,028
Royal Bank of Scotland Group PLC         2,802        68,642
Tesco PLC                               21,161        75,424
Vodafone Group PLC                      21,251        40,202

LIFEPATH INCOME MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2002


                                      SHARES OR
SECURITY                             FACE AMOUNT     VALUE

--------------------------------------------------------------
UNITED KINGDOM (CONTINUED)
--------------------------------------------------------------
Vodafone Group PLC ADR                    2,697   $    51,243
--------------------------------------------------------------
                                                      951,161
--------------------------------------------------------------
TOTAL INTERNATIONAL COMMON STOCKS
(Cost: $4,459,914)                                  4,074,244
--------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $16,844,197)                                16,294,736
--------------------------------------------------------------




                                      SHARES OR
SECURITY                             FACE AMOUNT     VALUE

U.S. GOVERNMENT OBLIGATIONS - 59.42%
--------------------------------------------------------------
U.S. Treasury Bonds
  8.75%,  11/15/08                   $  450,000       493,295
  9.38%,  02/15/06                      110,000       131,343
  10.75%,  05/15/03                     850,000       934,070
  10.75%,  08/15/05                     100,000       122,211
  11.13%,  08/15/03                     550,000       616,537
  11.63%,  11/15/04                     270,000       326,120
  12.00%,  05/15/05                     100,000       124,906
  13.75%,  08/15/04                     200,000       248,883
U.S. Treasury Notes
  2.75%,  10/31/03                    1,500,000     1,499,824
  3.00%,  01/31/04                      450,000       450,053
  4.25%,  11/15/03                      500,000       512,051
  4.75%,  02/15/04                      400,000       413,391
  4.75%,  11/15/08                      890,000       895,597
  5.00%,  08/15/11                    1,200,000     1,207,781
  5.25%,  08/15/03                    1,100,000     1,141,895
  5.25%,  05/15/04                      900,000       940,008
  5.38%,  06/30/03                       30,000        31,141
  5.50%,  03/31/03                      400,000       413,844
  5.50%,  05/31/03                      200,000       207,633
  5.50%,  02/15/08                      145,000       152,522
  5.50%,  05/15/09                      800,000       838,062
  5.63%,  02/15/06                      300,000       317,906
  5.63%,  05/15/08                      680,000       718,675
  5.75%,  08/15/03                      300,000       313,465
  5.75%,  11/15/05                      560,000       595,328
  5.75%,  08/15/10                      500,000       530,274
  5.88%,  02/15/04                      400,000       421,797
  5.88%,  11/15/04                      200,000       212,406
  5.88%,  11/15/05                      320,000       341,713
  6.00%,  08/15/04                      400,000       425,391
  6.00%,  08/15/09                      185,000       199,193
  6.13%,  08/15/07                      500,000       541,035
  6.25%,  02/15/07                      650,000       706,291
  6.50%,  05/15/05                      300,000       325,442
  6.50%,  08/15/05                      200,000       217,453
  6.50%,  10/15/06                      800,000       875,750
  6.63%,  05/15/07                      400,000       441,734
  6.75%,  05/15/05                      700,000       764,066
  6.88%,  05/15/06                      400,000       442,766
  7.00%,  07/15/06                    2,680,000     2,982,127
  7.25%,  05/15/04                      880,000       956,037



SECURITY                             FACE AMOUNT     VALUE

---------------------------------------------------------------

  7.25%,  08/15/04                    $  450,000   $   491,660
  7.50%,  02/15/05                       400,000       443,891
  7.88%,  11/15/04                       400,000       445,031
---------------------------------------------------------------

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $24,589,144)                                 25,410,598
---------------------------------------------------------------

SHORT TERM INSTRUMENTS - 11.14%
---------------------------------------------------------------
Barclays Global Investors Funds
  Institutional Money Market Fund,
  Institutional Shares                 3,032,120     3,032,120
Dreyfus Money Market Fund                641,635       641,635
Goldman Sachs Financial Square
  Prime Obligation Fund                  263,944       263,944
Providian Temp Cash Money Market
  Fund                                   827,372       827,372
---------------------------------------------------------------

TOTAL SHORT TERM INSTRUMENTS
(Cost: $4,765,071)                                   4,765,071
---------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES - 108.66%
(Cost $46,198,412)                                  46,470,405
---------------------------------------------------------------

Other Assets, Less Liabilities - (8.66%)            (3,702,052)
---------------------------------------------------------------

NET ASSETS - 100.00%                               $42,768,353
---------------------------------------------------------------




-------------------------------------------------------------------------

(1)                     NON-INCOME EARNING SECURITIES.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

LIFEPATH 2010 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2002



SECURITY                               SHARES       VALUE
-------------------------------------------------------------

COMMON STOCKS - 58.37%

U.S. COMMON STOCKS - 44.73%

ADVERTISING - 0.14%
-------------------------------------------------------------
Equity Marketing Inc.(1)                   593   $      7,799
Interpublic Group of Companies Inc.      1,986         54,019
Omnicom Group Inc.                         972         90,921
TMP Worldwide Inc.(1)                      900         25,128
-------------------------------------------------------------
                                                      177,867
-------------------------------------------------------------
AEROSPACE / DEFENSE - 0.68%
-------------------------------------------------------------
Boeing Co.                               5,052        232,190
General Dynamics Corp.                   1,181        107,329
Goodrich (B.F.) Co.                        910         27,163
L-3 Communications Holdings Inc.(1)        300         32,955
Lockheed Martin Corp.                    2,090        117,897
Northrop Grumman Corp.                     779         83,384
Raytheon Co.                             1,766         68,327
Rockwell Collins                           678         15,763
United Technologies Corp.                2,211        161,292
-------------------------------------------------------------
                                                      846,300
-------------------------------------------------------------

AGRICULTURE - 0.02%
-------------------------------------------------------------
Maui Land & Pineapple Co.(1)               932         19,581
-------------------------------------------------------------
                                                       19,581
-------------------------------------------------------------

AIRLINES - 0.11%
-------------------------------------------------------------
AMR Corp.(1)                               969         25,291
Delta Air Lines Inc.                       800         27,600
Northwest Airlines Corp. "A"(1)            790         12,593
Southwest Airlines Co.                   3,411         72,006
U.S. Airways Group Inc.(1)                 898          4,777
-------------------------------------------------------------
                                                      142,267
-------------------------------------------------------------

APPAREL - 0.18%
-------------------------------------------------------------
Garan Inc.                               1,005         44,119
Haggar Corp.                             1,187         15,194
Liz Claiborne Inc.                       2,028         61,469
Nike Inc. "B"                            1,263         74,340
VF Corp.                                   787         33,093
-------------------------------------------------------------
                                                      228,215
-------------------------------------------------------------

AUTO MANUFACTURERS - 0.30%
-------------------------------------------------------------
Ford Motor Company                       8,407        125,096
General Motors Corp. "A"                 2,953        156,450
Navistar International Corp.             1,054         44,816
PACCAR Inc.                                739         53,156
-------------------------------------------------------------
                                                      379,518
-------------------------------------------------------------

AUTO PARTS & EQUIPMENT - 0.17%
-------------------------------------------------------------
BorgWarner Inc.                            500         30,075


SECURITY                               SHARES       VALUE
-------------------------------------------------------------
AUTO PARTS & EQUIPMENT (CONTINUED)
-------------------------------------------------------------
Dana Corp.                               1,044   $     19,418
Delphi Automotive Systems Corp.          1,560         24,944
Goodyear Tire & Rubber Co.                 889         24,447
Modine Manufacturing Co.                   500         13,495
Superior Industries International
  Inc.                                     600         27,000
TRW Inc.                                 1,012         50,853
Visteon Corp.                            1,354         19,200
-------------------------------------------------------------
                                                      209,432
-------------------------------------------------------------

BANKS - 3.41%
-------------------------------------------------------------
AmSouth Bancorp                          1,839         38,895
Area Bancshares Corp.                    1,166         23,658
Bancorp South Inc.                       1,255         23,217
Bank of America Corp.                    7,812        499,577
Bank of New York Co. Inc.                3,232        121,652
Bank One Corp.                           6,110        218,982
BankUnited Financial Corp. "A"(1)        1,865         28,441
Banner Corporation                       1,280         24,960
BB&T Corp.                               2,658         98,373
Centennial Bancorp                       2,107         16,477
CFS Bancorp Inc.                         2,265         30,487
Charter One Financial Inc.               1,403         42,735
Comerica Inc.                            1,236         73,975
Community Trust Bancorp Inc.             1,387         32,803
Dime Community Bancshares                1,335         39,115
Fifth Third Bancorp                      2,552        162,716
First Republic Bank(1)                     763         20,639
First Sentinel Bancorp Inc.              1,907         24,333
FirstFed Financial Corp.(1)              1,144         30,202
Flagstar Bancorp Inc.                    1,653         39,011
FleetBoston Financial Corp.              5,606        187,128
Gold Bancorp Inc.                        1,950         14,176
Golden West Financial Corp.                693         44,179
Hamilton Bancorp Inc.(1)                 1,738              9
Huntington Bancshares Inc.               1,191         21,974
Investors Financial Services Corp.         300         20,844
JP Morgan Chase & Co.                   11,494        336,199
KeyCorp                                  1,700         42,636
Mellon Financial Corp.                   2,325         83,700
National City Corp.                      3,639        103,784
NBT Bancorp Inc.                         1,187         16,677
Northern Trust Corp.                     1,299         70,302
Northwest Bancorp Inc.                   1,992         23,506
OceanFirst Financial Corp.               1,302         35,258
PNC Financial Services Group             1,454         79,883
Regions Financial Corp.                  1,572         51,090
Republic Bancorp Inc.                    2,014         24,974
Republic Bancorp Inc. "A"                1,314         16,136
Republic Bancshares Inc.(1)              1,572         22,480
Royal Bancshares of
  Pennsylvania "A"                       1,792         36,288
SouthTrust Corp.                         2,045         51,677
State Street Corp.                       1,593         80,765
Sterling Bancorp - NY Shares               440         13,134
Sterling Financial Corp.(WA)               932         21,958

LIFEPATH 2010 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2002


SECURITY                               SHARES       VALUE
-------------------------------------------------------------
BANKS (CONTINUED)
-------------------------------------------------------------
SunTrust Banks Inc.                      1,424   $     89,413
Synovus Financial Corp.                  1,717         50,308
U.S. Bancorp                             9,369        195,344
Union Planters Corp.                     1,408         65,556
United Community Financial Corp.         1,950         14,430
USB Holding Co. Inc.                     1,885         27,427
Wachovia Corp.                           7,097        235,833
Washington Mutual Inc.                   3,699        120,328
Wells Fargo & Company                    8,782        411,876
West Coast Bancorp                       2,256         31,584
Zions Bancorp                              800         42,280
-------------------------------------------------------------
                                                    4,273,384
-------------------------------------------------------------

BEVERAGES - 1.12%
-------------------------------------------------------------
Anheuser-Busch Companies Inc.            3,501        178,026
Brown-Forman Corp. "B"                     389         26,433
Coca-Cola Co.                           15,354        727,626
Coca-Cola Enterprises Inc.               2,099         36,586
National Beverage Corp.(1)               2,077         26,482
Peet's Coffee & Tea Inc.(1)                975         14,428
Pepsi Bottling Group Inc.                1,200         29,820
PepsiCo Inc.                             7,247        365,973
-------------------------------------------------------------
                                                    1,405,374
-------------------------------------------------------------

BIOTECHNOLOGY - 0.61%
-------------------------------------------------------------
Amgen Inc.(1)                            4,850        281,203
Applera Corp. - Celera Genomics
  Group(1)                                 539         10,888
Biogen Inc.(1)                             912         48,473
Bio-Technology General Corp.(1)          2,331         12,354
Chiron Corp.(1)                          1,309         56,837
Cryolife Inc.(1)                           890         22,250
Deltagen Inc.(1)                           170          1,379
Exelixis Inc.(1)                           763          8,622
Genentech Inc.(1)                        1,112         52,486
Genzyme Corp. - General Division(1)      1,100         48,818
Human Genome Sciences Inc.(1)              681         13,974
IDEC Pharmaceuticals Corp.(1)              800         50,256
Immunex Corp.(1)                         2,934         84,323
Immunomedics Inc.(1)                       551          9,152
Integra LifeSciences Holdings
  Corp.(1)                                 454         12,757
Millennium Pharmaceuticals Inc.(1)       1,500         28,170
Transkaryotic Therapies Inc.(1)            666         25,455
-------------------------------------------------------------
                                                      767,397
-------------------------------------------------------------

BROADCASTING - 0.00%
-------------------------------------------------------------
Cablevision Systems Corporation-
  Rainbow Media Group(1)                   165          4,174
-------------------------------------------------------------
                                                        4,174
-------------------------------------------------------------

BUILDING MATERIALS - 0.18%
-------------------------------------------------------------
American Standard Companies Inc.(1)        670         43,751
Butler Manufacturing Co.                   400          9,992


SECURITY                               SHARES       VALUE
-------------------------------------------------------------

BUILDING MATERIALS (CONTINUED)
-------------------------------------------------------------
Ceradyne Inc.(1)                           297   $      2,985
Masco Corp.                              3,339         93,726
Rayonier Inc.                              700         35,406
Vulcan Materials Co.                       838         40,501
-------------------------------------------------------------
                                                      226,361
-------------------------------------------------------------

CHEMICALS - 0.66%
-------------------------------------------------------------
Air Products & Chemicals Inc.            1,178         57,133
Dow Chemical Co.                         4,151        129,843
Du Pont (E.I.) de Nemours                5,341        250,172
Eastman Chemical Co.                       569         25,036
Engelhard Corp.                          2,633         75,751
Great Lakes Chemical Corp.                 600         14,130
Hercules Inc.(1)                         1,923         24,037
Nanophase Technologies Corp.(1)            890          5,660
PPG Industries Inc.                        900         46,215
Praxair Inc.                               902         52,226
Rohm & Haas Co. "A"                      1,249         47,974
Sherwin-Williams Co.                     1,104         29,168
Sigma-Aldrich Corp.                      1,417         64,601
-------------------------------------------------------------
                                                      821,946
-------------------------------------------------------------

COMMERCIAL SERVICES - 0.65%
-------------------------------------------------------------
Arbitron Inc.(1)                           520         16,016
Block (H & R) Inc.                       1,176         59,329
CDI Corp.(1)                               932         19,665
Cendant Corp.(1)                         4,944         86,075
Charles River Associates Inc.(1)           721         14,528
Concord EFS Inc.(1)                      2,362         70,931
Convergys Corp.(1)                       1,132         34,515
CPI Corp.                                  593          9,191
Donnelley (R.R.) & Sons Co.              3,244         92,811
Dun & Bradstreet Corp.(1)                  869         34,065
Ecolab Inc.                                626         29,316
Electro Rent Corp.(1)                    1,399         18,817
Equifax Inc.                               975         29,250
First Consulting Group Inc.(1)             593          5,373
Insurance Auto Auctions Inc.(1)            890         13,528
Interactive Data Corp.(1)                1,399         22,734
kForce.com Inc.(1)                         382          1,662
McKesson Corp.                           1,753         61,793
Moody's Corp.                            1,229         45,473
NationsRent Inc.(1)                      2,713            190
Paychex Inc.                             1,940         71,683
ProsoftTraining.com(1)                     424            506
Wackenhut Corrections Corp.(1)           2,395         39,901
World Fuel Services Corp.                2,553         42,124
-------------------------------------------------------------
                                                      819,476
-------------------------------------------------------------

COMPUTERS - 2.32%
-------------------------------------------------------------
Affiliated Computer Services
  Inc. "A"(1)                              600         29,346
Apple Computer Inc.(1)                   2,018         43,791
Art Technology Group Inc.(1)               466          1,146

LIFEPATH 2010 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2002


SECURITY                               SHARES       VALUE
-------------------------------------------------------------

COMPUTERS (CONTINUED)
-------------------------------------------------------------
Bottomline Technologies Inc.(1)          4,789   $     40,611
Brocade Communications Systems
  Inc.(1)                                1,400         30,758
CCC Information Services Group
  Inc.(1)                                   85            766
Cisco Systems Inc.(1)                   33,370        476,190
Compaq Computer Corp.                    8,165         82,793
Computer Sciences Corp.(1)               1,051         49,933
Covansys Corporation(1)                  1,636         13,366
Datalink Corp.(1)                          424          2,094
Dataram Corp.(1)                           212          1,401
Datastream Systems Inc.(1)                 721          5,718
Dell Computer Corp.(1)                  12,131        299,514
DST Systems Inc.(1)                        700         29,183
Echelon Corp.(1)                           424          6,742
Electronic Data Systems Corp.            2,200        129,866
EMC Corp.(1)                             9,616        104,814
Enterasys Networks Inc.(1)                 932          3,309
Extended Systems Inc.(1)                   170          1,034
Extreme Networks Inc.(1)                 1,181          7,428
Gateway Inc.(1)                          1,301          5,985
Hewlett-Packard Co.                      9,918        199,550
Inrange Technologies Corp.(1)              890          8,179
International Business Machines
  Corp.                                  7,957        780,741
Interwoven Inc.(1)                         593          3,718
Juniper Networks Inc.(1)                 1,251         11,659
Keynote Systems Inc.(1)                  1,490         13,023
Lexmark International Group
  Inc. "A"(1)                              923         45,882
McDATA Corp. "A"(1)                        701         11,048
NCR Corp.(1)                             1,197         50,035
Network Appliance Inc.(1)                1,994         31,884
Nuance Communications Inc.(1)              527          3,057
NYFIX Inc.(1)                            1,105         13,072
Palm Inc.(1)                             2,033          6,140
Pegasus Solutions Inc.(1)                1,693         27,190
Performance Technologies Inc.(1)         1,051          9,940
Procom Technology Inc.(1)                  551          1,174
Qualstar Corp.(1)                          466          3,165
Rainbow Technologies Inc.(1)                42            317
Red Hat Inc.(1)                          1,823         10,737
Safeguard Scientifics Inc.(1)              127            358
Sapient Corp.(1)                           593          2,603
SilverStream Software Inc.(1)            1,181          5,669
SS&C Technologies Inc.(1)                1,144          9,552
Sun Microsystems Inc.(1)                14,044        119,514
SunGard Data Systems Inc.(1)             1,400         43,218
Turnstone Systems Inc.(1)                  424          1,933
Unisys Corp.(1)                          1,931         21,434
Vasco Data Security International
  Inc.(1)                                1,017          2,339
VeriSign Inc.(1)                           981         23,279
Veritas Software Corp.(1)                2,126         75,452
-------------------------------------------------------------
                                                    2,901,650
-------------------------------------------------------------


SECURITY                               SHARES       VALUE
-------------------------------------------------------------

COSMETICS / PERSONAL CARE - 0.80%
-------------------------------------------------------------
Avon Products Inc.                       1,140   $     58,927
Colgate-Palmolive Co.                    2,336        130,769
Estee Lauder Companies Inc. "A"            400         12,480
Gillette Co.                             4,462        152,556
International Flavors & Fragrances
  Inc.                                   1,146         39,480
Kimberly-Clark Corp.                     2,211        138,409
Procter & Gamble Co.                     5,595        474,400
Tristar Corp.(1)                         2,119            233
-------------------------------------------------------------
                                                    1,007,254
-------------------------------------------------------------

DISTRIBUTION / WHOLESALE - 0.16%
-------------------------------------------------------------
Costco Wholesale Corp.(1)                2,462        101,582
Genuine Parts Co.                        1,077         39,343
Grainger (W.W.) Inc.                     1,074         63,656
-------------------------------------------------------------
                                                      204,581
-------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES - 2.84%
-------------------------------------------------------------
Acacia Research Corp.(1)                 1,212         11,999
American Express Co.                     5,927        216,039
Bear Stearns Companies Inc.                784         43,191
Capital One Financial Corp.                941         46,363
Charter Municipal Mortgage
  Acceptance Corp.                       1,823         28,876
Citigroup Inc.                          29,997      1,357,364
Countrywide Credit Industries Inc.       1,057         43,390
Digital Insight Corp.(1)                   497         11,694
Fannie Mae                               4,047        316,678
First Albany Companies Inc.                572          3,863
Forrester Research Inc.(1)                 600         11,682
Franklin Resources Inc.                  1,885         77,021
Freddie Mac                              3,446        219,648
Friedman Billings Ramsey Group
  Inc. "A"(1)                              678          4,407
Household International Inc.             2,429        125,093
Lehman Brothers Holdings Inc.            1,383         78,139
MBNA Corp.                               4,370        151,552
Merrill Lynch & Co. Inc.                 4,541        217,741
MicroFinancial Inc.                      1,417          9,919
Morgan Stanley Dean Witter & Co.         6,099        299,583
NextCard Inc.(1)                           805             97
Providian Financial Corp.                1,066          4,147
Schwab (Charles) Corp.                   5,958         77,692
Seacoast Financial Services Corp.        2,204         41,788
Stilwell Financial Inc.                  1,596         36,405
T. Rowe Price Group Inc.                 1,273         50,678
USA Education Inc.                         772         71,603
-------------------------------------------------------------
                                                    3,556,652
-------------------------------------------------------------

ELECTRIC - 0.95%
-------------------------------------------------------------
AES Corp.(1)                             2,644         13,643
Ameren Corp.                               827         33,692
American Electric Power Inc.             1,100         48,235
Calpine Corp.(1)                         1,148          8,438

LIFEPATH 2010 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2002


SECURITY                               SHARES       VALUE
-------------------------------------------------------------
ELECTRIC (CONTINUED)
-------------------------------------------------------------
CH Energy Group Inc.                       600   $     27,672
Cinergy Corp.                            1,046         33,263
CMS Energy Corp.                         2,309         50,336
Constellation Energy Group Inc.            856         24,721
Dominion Resources Inc.                  1,000         58,280
DTE Energy Co.                             665         27,544
Duke Energy Corp.                        3,750        132,375
Edison International(1)                  1,200         18,960
Entergy Corp.                            1,115         46,027
Exelon Corp.                             1,581         77,912
FirstEnergy Corp.                        2,186         80,008
FPL Group Inc.                             700         37,177
Mirant Corp.(1)                          1,827         15,858
NiSource Inc.                            1,405         29,491
PG&E Corp.(1)                            1,400         29,694
Pinnacle West Capital Corp.              2,119         85,947
PPL Corp.                                1,009         32,903
Progress Energy Inc.                     1,129         50,511
Reliant Energy Inc.                      1,523         31,678
Southern Co.                             1,832         46,533
TXU Corp.                                1,000         50,870
Xcel Energy Inc.                         4,163         98,455
-------------------------------------------------------------
                                                    1,190,223
-------------------------------------------------------------

ELECTRICAL COMPONENTS & EQUIPMENT - 0.15%
-------------------------------------------------------------
American Power Conversion Corp.(1)       1,282         16,781
Emerson Electric Co.                     2,217        127,677
Energizer Holdings Inc.(1)                   1             22
Evercel Inc.(1)                            890          1,405
Molex Inc.                               1,344         39,782
-------------------------------------------------------------
                                                      185,667
-------------------------------------------------------------

ELECTRONICS - 0.54%
-------------------------------------------------------------
Agilent Technologies Inc.(1)             2,574         80,180
Alpha Industries Inc.(1)                   466          7,181
Applera Corp. - Applied Biosystems
  Group                                  1,315         29,719
Astropower Inc.(1)                         497         17,325
Diodes Inc.(1)                             254          1,844
Energy Conversion Devices Inc.(1)          597         11,313
General Cable Corp.                        851         10,042
HI/FN Inc.(1)                            1,093         11,378
Hutchinson Technology Inc.(1)            1,636         34,765
II-VI Inc.(1)                              636          8,949
inTEST Corp.(1)                            339          1,458
Jabil Circuit Inc.(1)                    1,421         26,502
JNI Corp.(1)                               805          5,683
Johnson Controls Inc.                      794         70,475
Keithley Instruments Inc.                  339          6,566
Mackie Designs Inc.(1)                   1,017          4,221
Maxwell Technologies Inc.(1)               466          4,101
Merix Corp.(1)                             300          4,875
Millipore Corp.                            672         35,078
OYO Geospace Corp.(1)                      424          5,554


SECURITY                               SHARES       VALUE
-------------------------------------------------------------

ELECTRONICS (CONTINUED)
-------------------------------------------------------------
Parker Hannifin Corp.                      809   $     40,304
Parlex Corp.(1)                            470          6,016
PCD Inc.(1)                                170            221
PerkinElmer Inc.                         1,096         25,208
Photon Dynamics Inc.(1)                    624         25,784
Sanmina-SCI Corp.(1)                     2,397         24,330
Signal Technology Corp.(1)               1,399          7,051
Solectron Corp.(1)                       4,151         34,329
Spectrum Control Inc.(1)                 1,144          5,949
Symbol Technologies Inc.                 1,163         10,037
Tektronix Inc.(1)                        1,132         27,066
Thermo Electron Corp.(1)                 2,023         41,168
Trimble Navigation Ltd.(1)                 678          8,814
UQM Technologies Inc.(1)                 1,483          5,932
Waters Corp.(1)                          1,027         32,094
Zoltek Companies Inc.(1)                 1,526          3,662
-------------------------------------------------------------
                                                      675,174
-------------------------------------------------------------

ENERGY & RELATED - 0.02%
-------------------------------------------------------------
Headwaters Inc.(1)                       1,929         26,003
-------------------------------------------------------------
                                                       26,003
-------------------------------------------------------------

ENGINEERING & CONSTRUCTION - 0.04%
-------------------------------------------------------------
Fluor Corp.                              1,382         52,392
Washington Group Warrants (Expires
  03/11/03)(1)                              17              2
-------------------------------------------------------------
                                                       52,394
-------------------------------------------------------------

ENTERTAINMENT - 0.08%
-------------------------------------------------------------
Churchill Downs Inc.                       751         31,872
Expedia Inc. "A"(1)                        327         18,279
International Game Technology
  Inc.(1)                                  500         33,760
Steinway Musical Instruments
  Inc.(1)                                1,063         21,207
-------------------------------------------------------------
                                                      105,118
-------------------------------------------------------------

ENTERTAINMENT & LEISURE - 0.01%
-------------------------------------------------------------
Alliance Gaming Corp.(1)                   508         16,429
-------------------------------------------------------------
                                                       16,429
-------------------------------------------------------------

ENVIRONMENTAL CONTROL - 0.07%
-------------------------------------------------------------
Allied Waste Industries Inc.(1)          1,483         19,353
Waste Management Inc.                    2,668         70,195
-------------------------------------------------------------
                                                       89,548
-------------------------------------------------------------

FOOD - 0.84%
-------------------------------------------------------------
Albertson's Inc.                         1,927         58,311
Archer-Daniels-Midland Co.               3,112         43,101
Campbell Soup Co.                        1,736         46,421
ConAgra Foods Inc.                       2,221         51,994
General Mills Inc.                       1,397         64,583
Heinz (H.J.) Co.                         1,200         48,924

LIFEPATH 2010 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2002


SECURITY                               SHARES       VALUE
-------------------------------------------------------------

FOOD (CONTINUED)
-------------------------------------------------------------
Hershey Foods Corp.                        699   $     49,384
J & J Snack Foods Corp.(1)                 805         29,793
Kellogg Co.                              1,539         53,172
Kroger Co.(1)                            3,265         72,320
M&F Worldwide Corp.(1)                   1,907          4,672
Nash Finch Co.                           1,526         43,674
P.F. Chang's China Bistro Inc.(1)          500         29,465
Safeway Inc.(1)                          2,623        112,737
Sanderson Farms Inc.                     1,907         48,800
Sara Lee Corp.                           2,623         54,873
SUPERVALU Inc.                           2,524         65,498
Sysco Corp.                              2,483         73,422
Winn-Dixie Stores Inc.                   2,691         45,074
Wrigley (William Jr.) Co.                1,084         60,747
-------------------------------------------------------------
                                                    1,056,965
-------------------------------------------------------------

FOREST PRODUCTS & PAPER - 0.28%
-------------------------------------------------------------
Georgia-Pacific Corp.                    1,312         33,653
International Paper Co.                  2,360        103,250
MeadWestvaco Corp.                       2,210         76,775
Temple-Inland Inc.                         975         54,298
Weyerhaeuser Co.                         1,400         86,548
-------------------------------------------------------------
                                                      354,524
-------------------------------------------------------------

GAS - 0.07%
-------------------------------------------------------------
EnergySouth Inc.                         1,187         31,574
Sempra Energy                            1,459         32,565
Southwestern Energy Co.(1)               2,311         25,883
-------------------------------------------------------------
                                                       90,022
-------------------------------------------------------------

HAND / MACHINE TOOLS - 0.12%
-------------------------------------------------------------
Black & Decker Corp.                       858         41,613
SPX Corp.(1)                               200         25,302
Stanley Works (The)                      1,756         88,555
-------------------------------------------------------------
                                                      155,470
-------------------------------------------------------------

HEALTH CARE - 1.78%
-------------------------------------------------------------
Aetna Inc.                                 863         30,257
America Service Group Inc.(1)              678          3,390
Bard (C.R.) Inc.                           600         32,640
Bausch & Lomb Inc.                         773         29,359
Baxter International Inc.                2,641        146,523
Becton Dickinson & Co.                   1,797         65,932
Biomet Inc.                              1,503         45,932
Boston Scientific Corp.(1)               2,053         45,905
Cobalt Corp.(1)                          2,458         18,804
Cyberoptics Corp.(1)                       678          7,119
Guidant Corp.(1)                         1,456         60,424
HCA - The Healthcare Company             2,860        116,488
Healthsouth Corp.(1)                     2,463         29,334
Hycor Biomedical Inc.(1)                   763          4,082
Johnson & Johnson                       13,317        811,005
Medtronic Inc.                           5,426        241,674


SECURITY                               SHARES       VALUE
-------------------------------------------------------------

HEALTH CARE (CONTINUED)
-------------------------------------------------------------
Oxford Health Plans Inc.(1)              1,178   $     42,820
PharmaNetics Inc.(1)                     1,060          7,950
Q-Med Inc.(1)                              424          4,232
SpectRx Inc.(1)                          1,187          6,184
St. Jude Medical Inc.(1)                   874         68,434
Stryker Corp.                            1,239         76,198
Tenet Healthcare Corp.(1)                1,851        106,895
Triad Hospitals Inc.(1)                  1,349         41,279
UnitedHealth Group Inc.                  1,605        116,346
Wellpoint Health Networks Inc.(1)          541         65,796
-------------------------------------------------------------
                                                    2,225,002
-------------------------------------------------------------

HOME BUILDERS - 0.00%
-------------------------------------------------------------
Champion Enterprises Inc.(1)               627          5,536
-------------------------------------------------------------
                                                        5,536
-------------------------------------------------------------

HOME FURNISHINGS - 0.10%
-------------------------------------------------------------
Cobra Electronics Corp.(1)               1,102          7,933
Leggett & Platt Inc.                     1,522         39,039
Maytag Corp.                               931         37,175
Whirlpool Corp.                            503         37,775
-------------------------------------------------------------
                                                      121,922
-------------------------------------------------------------

HOUSEHOLD PRODUCTS / WARES - 0.14%
-------------------------------------------------------------
Avery Dennison Corp.                       748         47,872
Clorox Co.                               1,043         45,673
Enesco Group Inc.(1)                     1,653         10,282
Fortune Brands Inc.                        632         28,756
Newell Rubbermaid Inc.                   1,352         42,088
-------------------------------------------------------------
                                                      174,671
-------------------------------------------------------------

INSURANCE - 2.12%
-------------------------------------------------------------
AFLAC Inc.                               2,236         57,465
Allstate Corp.                           3,653        127,928
Ambac Financial Group Inc.                 500         31,025
American International Group Inc.       15,941      1,179,156
American Medical Security Group
  Inc.(1)                                2,765         36,609
AON Corp.                                1,406         48,672
Chubb Corp.                              1,000         75,140
CIGNA Corp.                                824         73,913
Cincinnati Financial Corp.               1,193         47,971
Conseco Inc.(1)                            890          3,337
Hancock (John) Financial Services
  Inc.                                   2,100         80,661
Hartford Financial Services Group
  Inc.                                   1,397         93,599
Jefferson-Pilot Corp.                    1,092         55,222
Lincoln National Corp.                   1,043         53,412
Loews Corp.                              1,145         66,788
Marsh & McLennan Companies Inc.          1,318        139,115
MBIA Inc.                                  886         51,787
MetLife Inc.                             3,395        108,233

LIFEPATH 2010 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2002


SECURITY                               SHARES       VALUE
-------------------------------------------------------------

INSURANCE (CONTINUED)
-------------------------------------------------------------
MGIC Investment Corp.                      708   $     47,521
MIIX Group Inc. (The)                    2,314          7,289
Penn Treaty American Corp.(1)            1,102          5,797
PICO Holdings Inc.(1)                    1,017         12,885
ProAssurance Corp.(1)                      722         11,733
Progressive Corp.                          392         61,074
SAFECO Corp.                               890         30,215
St. Paul Companies Inc.                  1,308         63,961
Torchmark Corp.                          1,200         48,228
UNUMProvident Corp.                      1,422         40,271
-------------------------------------------------------------
                                                    2,659,007
-------------------------------------------------------------

IRON / STEEL - 0.07%
-------------------------------------------------------------
Allegheny Technologies Inc.              3,191         49,812
Nucor Corp.                                681         38,477
Oregon Steel Mills Inc.(1)                 254          1,486
-------------------------------------------------------------
                                                       89,775
-------------------------------------------------------------

LEISURE TIME - 0.16%
-------------------------------------------------------------
Carnival Corp. "A"                       2,995         81,734
Harley-Davidson Inc.                     1,372         70,329
Sabre Holdings Corp.(1)                    953         41,942
-------------------------------------------------------------
                                                      194,005
-------------------------------------------------------------

LODGING - 0.14%
-------------------------------------------------------------
Harrah's Entertainment Inc.(1)             500         20,220
Hilton Hotels Corp.                      3,094         39,789
Marriott International Inc. "A"          1,339         52,850
Starwood Hotels & Resorts Worldwide
  Inc.                                   1,800         64,800
-------------------------------------------------------------
                                                      177,659
-------------------------------------------------------------

MACHINERY - 0.24%
-------------------------------------------------------------
Caterpillar Inc.                         1,709         94,867
Deere & Co.                              1,100         52,723
Dover Corp.                              1,338         52,945
Electroglas Inc.(1)                      2,063         31,811
Ingersoll-Rand Co. "A"                   1,000         50,000
Rockwell International Corp.               678         13,391
-------------------------------------------------------------
                                                      295,737
-------------------------------------------------------------
MANUFACTURERS - 2.53%
-------------------------------------------------------------
Carlisle Companies Inc.                    600         22,500
Cooper Industries Inc.                     540         19,089
Danaher Corp.                              964         64,810
Eastman Kodak Co.                        1,509         47,534
Eaton Corp.                                656         52,965
FMC Corp.(1)                               600         22,650
General Electric Co.                    52,101      2,005,889
Honeywell International Inc.             4,228        161,171
Illinois Tool Works Inc.                 1,651        121,448
ITT Industries Inc.                      1,182         69,738


SECURITY                               SHARES       VALUE
-------------------------------------------------------------

MANUFACTURERS (CONTINUED)
-------------------------------------------------------------
Minnesota Mining & Manufacturing
  Co.                                    1,672   $    197,179
Pall Corp.                               2,693         52,567
Textron Inc.                             1,000         47,530
Tyco International Ltd.                  9,781        284,627
-------------------------------------------------------------
                                                    3,169,697
-------------------------------------------------------------

MEDIA - 1.68%
-------------------------------------------------------------
AOL Time Warner Inc.(1)                 22,574        559,835
Cablevision Systems Corp.(1)               631         22,653
Clear Channel Communications
  Inc.(1)                                3,235        150,816
Comcast Corp. "A"(1)                     4,978        168,605
Dow Jones & Co. Inc.                       633         35,328
Gannett Co. Inc.                         1,466        111,680
Gemstar-TV Guide International
  Inc.(1)                                1,300         23,777
Gray Communications Systems Inc.         2,217         30,595
Knight Ridder Inc.                         694         46,776
LodgeNet Entertainment Corp.(1)            551          8,265
Lynch Interactive Corp.(1)                 227          9,307
McGraw-Hill Companies Inc.               1,112         73,170
New York Times Co. "A"                   1,042         45,744
Spanish Broadcasting System
  Inc. "A"(1)                            1,399         17,404
Tribune Co.                              1,900         81,358
Univision Communications Inc.(1)         1,309         53,983
Viacom Inc. "B"(1)                       8,871        412,945
Walt Disney Co. (The)                   10,438        240,074
XM Satellite Radio Holdings
  Inc. "A"(1)                            1,272         15,162
-------------------------------------------------------------
                                                    2,107,477
-------------------------------------------------------------

MINING - 0.21%
-------------------------------------------------------------
Alcoa Inc.                               4,540        170,568
Newmont Mining Corp.                     2,564         61,844
Phelps Dodge Corp.                         637         24,149
-------------------------------------------------------------
                                                      256,561
-------------------------------------------------------------

OFFICE / BUSINESS EQUIPMENT - 0.09%
-------------------------------------------------------------
Global Imaging Systems Inc.(1)           1,060         16,504
Pitney Bowes Inc.                        1,784         74,428
Xerox Corp.(1)                           2,603         25,275
-------------------------------------------------------------
                                                      116,207
-------------------------------------------------------------

OIL & GAS PRODUCERS - 2.29%
-------------------------------------------------------------
Amerada Hess Corp.                         838         58,048
Anadarko Petroleum Corp.                 1,649         85,913
Apache Corp.                             1,184         62,456
Atwood Oceanics Inc.(1)                  2,400         95,880
Burlington Resources Inc.                1,513         56,859
ChevronTexaco Corp.                      4,605        388,846
Devon Energy Corp.                       1,199         52,372
EOG Resources Inc.                       1,200         42,228
Exxon Mobil Corp.                       34,648      1,430,962

LIFEPATH 2010 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2002


SECURITY                               SHARES       VALUE
-------------------------------------------------------------

OIL & GAS PRODUCERS (CONTINUED)
-------------------------------------------------------------
Kerr-McGee Corp.                         1,070   $     59,160
Kinder Morgan Inc.                         700         28,700
Marathon Oil Corp.                       1,789         49,198
Nabors Industries Inc.(1)                1,327         47,069
Noble Drilling Corp.(1)                    981         34,561
Occidental Petroleum Corp.               1,813         48,661
Penn Virginia Corp.                      1,178         42,538
Phillips Petroleum Co.                   2,087        123,363
Rowan Companies Inc.(1)                    975         18,184
Sunoco Inc.                                900         34,668
Transocean Sedco Forex Inc.              1,675         46,917
Unocal Corp.                             1,564         56,195
-------------------------------------------------------------
                                                    2,862,778
-------------------------------------------------------------

OIL & GAS SERVICES - 0.28%
-------------------------------------------------------------
Baker Hughes Inc.                        1,406         49,646
FMC Technologies Inc.(1)                   915         17,028
Halliburton Co.                          2,203         36,261
OSCA Inc.(1)                             2,460         68,388
Schlumberger Ltd.                        3,007        175,037
-------------------------------------------------------------
                                                      346,360
-------------------------------------------------------------

PACKAGING & CONTAINERS - 0.06%
-------------------------------------------------------------
Astronics Corp.(1)                         127          1,193
Owens-Illinois Inc.(1)                   2,805         41,177
Sealed Air Corp.(1)                        768         34,545
-------------------------------------------------------------
                                                       76,915
-------------------------------------------------------------

PHARMACEUTICALS - 3.67%
-------------------------------------------------------------
Abbott Laboratories                      6,773        383,013
Abgenix Inc.(1)                            766         13,826
Allergan Inc.                              722         46,814
American Home Products Corp.             5,885        373,992
Amylin Pharmaceuticals Inc.(1)           1,187         10,552
Aphton Corp.(1)                            127          1,453
Arqule Inc.(1)                           1,181         14,644
BioSphere Medical Inc.(1)                  721          5,408
Bristol-Myers Squibb Co.                 8,609        404,623
Cardinal Health Inc.                     2,229        147,315
Celgene Corp.(1)                           700         18,263
Cell Therapeutics Inc.(1)                  466         10,294
Columbia Laboratories Inc.(1)            1,356          5,153
Dendreon Corp.(1)                        1,144          3,718
Forest Laboratories Inc. "A"(1)            966         76,816
Geron Corp.(1)                           1,178          8,823
Gilead Sciences Inc.(1)                    600         42,276
Hemispherx Biopharma Inc.(1)               424          1,488
Herbalife International Inc. "A"         3,087         42,755
Isis Pharmaceuticals Inc.(1)             1,860         27,286
King Pharmaceuticals Inc.(1)             1,500         46,590
KV Pharmaceuticals Co.(1)                1,051         26,538
Lilly (Eli) and Co.                      4,896        370,774
Medarex Inc.(1)                            766         11,590
MedImmune Inc.(1)                        1,483         61,144


SECURITY                               SHARES       VALUE
-------------------------------------------------------------

PHARMACEUTICALS (CONTINUED)
-------------------------------------------------------------
Merck & Co. Inc.                        10,861   $    666,105
MGI Pharma Inc.(1)                       1,778         27,737
Northfield Laboratories Inc.(1)            570          4,298
Penwest Pharmaceuticals Co.(1)           1,729         31,174
Pfizer Inc.                             28,821      1,180,508
Pharmacia Corporation                    5,829        239,280
Schering-Plough Corp.                    6,734        232,256
Sepracor Inc.(1)                           498         21,424
Vical Inc.(1)                            1,405         11,760
Watson Pharmaceuticals Inc.(1)             970         28,402
-------------------------------------------------------------
                                                    4,598,092
-------------------------------------------------------------

PIPELINES - 0.15%
-------------------------------------------------------------
Dynegy Inc. "A"                          1,663         42,523
El Paso Corp.                            2,701        105,555
Williams Companies Inc.                  2,509         38,764
-------------------------------------------------------------
                                                      186,842
-------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS - 0.47%
-------------------------------------------------------------
Alexandria Real Estate Equities
  Inc.                                   2,690        111,232
Ameresco Capital Trust                   1,611          2,046
Capstead Mortgage Corp.                  1,240         21,142
Crown American Realty Trust              5,934         51,566
Koger Equity Inc.                        4,223         73,396
Konover Property Trust Inc.              4,366          7,815
Mid-America Apartment Communities,
  Inc.                                   3,599         92,314
Parkway Properties Inc.                  3,217        107,448
Senior Housing Properties Trust              1              8
Thornbury Mortgage Inc.                  1,695         33,561
Washington Real Estate Investment
  Trust                                  1,907         49,792
Winston Hotels Inc.                      3,730         33,757
-------------------------------------------------------------
                                                      584,077
-------------------------------------------------------------

RETAIL - 3.25%
-------------------------------------------------------------
Abercrombie & Fitch Co. "A"(1)             600         15,984
Amazon.com Inc.(1)                       1,387         19,557
AutoZone Inc.(1)                           780         51,761
Bed Bath & Beyond Inc.(1)                1,473         49,198
Best Buy Co. Inc.(1)                     1,090         73,466
Cato Corp. "A"                             890         17,818
CDW Computer Centers Inc.(1)               400         21,120
Charming Shoppes Inc.(1)                 2,416         18,217
Circuit City Stores Inc.                 1,021         18,255
CVS Corp.                                2,302         62,891
Darden Restaurants Inc.                  2,748        116,185
Deb Shops Inc.                             805         19,328
Dollar General Corp.                     1,603         23,644
Dollar Tree Stores Inc.(1)                 900         28,836
eBay Inc.(1)                               897         46,689
Family Dollar Stores Inc.                1,400         45,976
Federated Department Stores Inc.(1)      1,228         51,465
Finlay Enterprises Inc.(1)                 890          9,256

LIFEPATH 2010 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2002


SECURITY                               SHARES       VALUE
-------------------------------------------------------------

RETAIL (CONTINUED)
-------------------------------------------------------------
Footstar Inc.(1)                           639   $     17,764
Fred's Inc.                              1,792         56,072
Gap Inc. (The)                           3,424         40,985
Golden State Bancorp Inc.(1)               500            605
Guitar Center Inc.(1)                      932         15,238
Home Depot Inc.                         10,672        533,600
Kohls Corp.(1)                           1,733        117,272
Limited Inc.                             2,287         41,189
Lowe's Companies Inc.                    3,504        158,556
May Department Stores Co.                1,624         59,503
McDonald's Corp.                         6,169        161,011
Men's Wearhouse Inc. (The)(1)              800         19,648
Michaels Stores Inc.(1)                    700         20,860
Nordstrom Inc.                           1,043         26,555
Office Depot Inc.(1)                     2,075         39,446
Penney (J.C.) Company Inc.               1,213         23,702
RadioShack Corp.                         1,188         32,599
Sears, Roebuck and Co.                   1,712         90,017
Staples Inc.(1)                          2,433         47,857
Starbucks Corp.(1)                       1,811         41,671
Target Corp.                             4,175        174,933
Tiffany & Co.                            1,031         33,827
TJX Companies Inc.                       1,304         49,513
Toys R Us Inc.(1)                        1,170         20,838
Tricon Global Restaurants Inc.(1)          742         43,874
Tweeter Home Entertainment Group
  Inc.(1)                                  527          8,959
Walgreen Co.                             4,563        183,615
Wal-Mart Stores Inc.                    20,057      1,243,735
Wendy's International Inc.               2,646         82,052
-------------------------------------------------------------
                                                    4,075,142
-------------------------------------------------------------

SEMICONDUCTORS - 1.76%
-------------------------------------------------------------
Advanced Micro Devices Inc.(1)           2,094         28,269
Altera Corp.(1)                          1,919         36,595
Analog Devices Inc.(1)                   1,710         63,629
Applied Materials Inc.(1)                3,892        169,185
Applied Micro Circuits Corp.(1)          1,587         12,204
Atmel Corp.(1)                           2,229         16,116
Broadcom Corp. "A"(1)                    1,605         49,193
Conexant Systems Inc.(1)                 1,453         14,879
Credence Systems Corp.(1)                  890         13,955
EMCORE Corp.(1)                             85            648
GlobeSpan Virata Inc.(1)                   883          9,898
Integrated Device Technology
  Inc.(1)                                1,000         25,570
Intel Corp.                             30,459        869,604
KLA-Tencor Corp.(1)                      1,038         60,111
Linear Technology Corp.                  1,677         61,764
LSI Logic Corp.(1)                       2,169         32,513
Maxim Integrated Products Inc.(1)        1,692         77,426
Microchip Technology Inc.(1)               900         30,762
Micron Technology Inc.(1)                3,143        101,047
Mykrolis Corp.(1)                          455          4,821
National Semiconductor Corp.(1)          1,015         25,527
Novellus Systems Inc.(1)                 1,044         44,464


SECURITY                               SHARES       VALUE
-------------------------------------------------------------

SEMICONDUCTORS (CONTINUED)
-------------------------------------------------------------
NVIDIA Corp.(1)                            770   $     39,278
Optical Communication Products
  Inc.(1)                                1,314          2,497
QLogic Corp.(1)                            609         22,685
Rambus Inc.(1)                             339          2,322
Teradyne Inc.(1)                         1,027         34,415
Texas Instruments Inc.                   8,935        262,242
TriQuint Semiconductor Inc.(1)             600          5,430
Veeco Instruments Inc.(1)                  370          9,254
Vitesse Semiconductor Corp.(1)           1,114          7,820
White Electronic Designs Corp.(1)        1,102          6,998
Xilinx Inc.(1)                           1,644         59,052
-------------------------------------------------------------
                                                    2,200,173
-------------------------------------------------------------

SOFTWARE - 2.43%
-------------------------------------------------------------
Adobe Systems Inc.                       1,490         54,206
Akamai Technologies Inc.(1)                212            659
Ansoft Corp.(1)                          1,148         16,302
Ariba Inc.(1)                              593          2,627
Automatic Data Processing Inc.           3,030        159,711
BEA Systems Inc.(1)                      2,197         27,924
BMC Software Inc.(1)                     1,908         30,623
BNS Co. "A"                                 76            175
BroadVision Inc.(1)                      1,653          3,157
Cadence Design Systems Inc.(1)           1,900         40,185
Certegy Inc.(1)                            487         18,092
Citrix Systems Inc.(1)                   1,283         19,463
Computer Associates International
  Inc.                                   3,044         49,556
Compuware Corp.(1)                       2,570         29,324
Electronic Arts Inc.(1)                    800         43,056
First Data Corp.                         1,830        149,182
Fiserv Inc.(1)                           1,021         43,638
i2 Technologies Inc.(1)                  1,422          7,750
IMS Health Inc.                          1,566         31,320
Inktomi Corp.(1)                           466          2,036
Inter-Tel Inc.                             890         14,685
Intuit Inc.(1)                           1,421         53,842
Mercury Interactive Corp.(1)               954         32,322
Micromuse Inc.(1)                          739          6,695
Microsoft Corp.(1)                      25,106      1,464,684
Network Associates Inc.(1)               1,100         26,092
Novell Inc.(1)                           1,969          8,053
Oracle Corp.(1)                         25,696        427,068
PeopleSoft Inc.(1)                       1,705         49,564
Per-Se Technologies Inc.(1)              1,424         16,162
Pinnacle Systems Inc.(1)                 1,321         10,542
Quality Systems Inc.(1)                    805         13,524
Rational Software Corp.(1)               1,456         27,023
Siebel Systems Inc.(1)                   2,536         70,399
SignalSoft Corp.(1)                        127            227
Stellent Inc.(1)                           454          6,805
Symantec Corp.(1)                          900         32,454
Yahoo! Inc.(1)                           3,273         47,328
-------------------------------------------------------------
                                                    3,036,455
-------------------------------------------------------------

LIFEPATH 2010 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2002


SECURITY                               SHARES       VALUE
-------------------------------------------------------------

TELECOMMUNICATION EQUIPMENT - 0.41%
-------------------------------------------------------------
ADC Telecommunications Inc.(1)           3,113   $     11,207
Avaya Inc.(1)                            1,902         10,176
CIENA Corp.(1)                           1,732         13,440
Comverse Technology Inc.(1)              1,419         22,207
JDS Uniphase Corp.(1)                    6,747         32,723
Lucent Technologies Inc.                15,274         85,382
Motorola Inc.                           10,518        136,734
NumereX Corp. "A"(1)                     1,356         11,933
Peco II Inc.(1)                            551          2,893
QUALCOMM Inc.(1)                         3,413        113,482
RF Micro Devices Inc.(1)                 1,251         19,566
Scientific-Atlanta Inc.                    894         19,999
Tellabs Inc.(1)                          2,000         20,520
Terayon Communication Systems
  Inc.(1)                                  800          4,728
Tollgrade Communications Inc.(1)           300          6,435
Williams Communications Group
  Inc.(1)                                1,488            193
-------------------------------------------------------------
                                                      511,618
-------------------------------------------------------------

TELECOMMUNICATIONS - 0.92%
-------------------------------------------------------------
Aether Systems Inc.(1)                   1,136          4,771
AT&T Wireless Services Inc.(1)          13,504        136,255
Avocent Corp.(1)                           900         21,204
Aware Inc.(1)                              763          4,898
C-COR.net Corp.(1)                       1,187         16,915
Celeritek Inc.(1)                          851          7,616
Conestoga Enterprises Inc.                 539         16,881
Corning Inc.                             4,350         29,276
EchoStar Communications Corp.(1)         1,497         39,102
EMS Technologies Inc.(1)                   893         17,815
Emulex Corp.(1)                            554         17,983
Hungarian Telephone and Cable
  Corp.(1)                                  42            210
InterDigital Communications
  Corp.(1)                                 636          5,311
InterVoice-Brite Inc.(1)                 1,017          5,126
Intrado Inc.(1)                          2,924         41,667
LCC International Inc. "A"(1)               42            215
Lightpath Technologies Inc. "A"(1)         466            732
Metro One Telecommunications
  Inc.(1)                                  327          7,308
MRV Communications Inc.(1)                 509          1,278
Nextel Communications Inc. "A"(1)        3,390         16,916
NTL Inc.(1)                              3,239            583
Qwest Communications International
  Inc.                                   7,565         65,816
Sprint Corp. (PCS Group)(1)              4,171         38,582
US LEC Corp. "A"(1)                      2,543         11,876
Verizon Communications Inc.             13,585        635,778
Western Wireless Corp. "A"(1)              400          3,252
-------------------------------------------------------------
                                                    1,147,366
-------------------------------------------------------------


SECURITY                               SHARES       VALUE
-------------------------------------------------------------

TELEPHONE - 1.22%
-------------------------------------------------------------
Alltel Corp.                             1,816   $    101,060
AT&T Corp.                              16,805        261,150
BellSouth Corp.                          9,298        360,390
CenturyTel Inc.                          1,145         38,014
SBC Communications Inc.                 16,031        606,613
Sprint Corp. (FON Group)                 3,993         56,261
WorldCom Inc.(1)                        14,551        109,424
-------------------------------------------------------------
                                                    1,532,912
-------------------------------------------------------------

TEXTILES - 0.10%
-------------------------------------------------------------
Cintas Corp.                               970         42,961
G&K Services Inc. "A"                      805         28,578
UniFirst Corp.                           2,241         50,176
-------------------------------------------------------------
                                                      121,715
-------------------------------------------------------------

TOBACCO - 0.47%
-------------------------------------------------------------
Philip Morris Companies Inc.             9,509        500,744
UST Inc.                                 2,618         91,263
-------------------------------------------------------------
                                                      592,007
-------------------------------------------------------------

TOYS / GAMES / HOBBIES - 0.06%
-------------------------------------------------------------
Hasbro Inc.                              2,956         42,300
Mattel Inc.                              1,954         37,028
-------------------------------------------------------------
                                                       79,328
-------------------------------------------------------------

TRANSPORTATION - 0.34%
-------------------------------------------------------------
Burlington Northern Santa Fe Corp.       1,554         45,097
CSX Corp.                                1,404         52,987
FedEx Corp.(1)                           1,732        100,214
Kansas City Southern Industries
  Inc.                                   1,835         26,314
Morgan Group Holding Co.(1)                227            229
Norfolk Southern Corp.                   2,159         51,363
Union Pacific Corp.                      1,297         78,689
United Parcel Service Inc.               1,000         58,940
USA Truck Inc.(1)                        1,356         17,357
-------------------------------------------------------------
                                                      431,190
-------------------------------------------------------------

TRUCKING & LEASING - 0.02%
-------------------------------------------------------------
Interpool Inc.                           1,102         19,395
-------------------------------------------------------------
                                                       19,395
-------------------------------------------------------------

WATER - 0.05%
-------------------------------------------------------------
Middlesex Water Co.                      1,807         41,109
Southwest Water Co.                      1,779         24,817
-------------------------------------------------------------
                                                       65,926
-------------------------------------------------------------

TOTAL U.S. COMMON STOCKS
(Cost: $57,428,908)                                56,050,513
-------------------------------------------------------------

LIFEPATH 2010 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2002


SECURITY                               SHARES       VALUE
-------------------------------------------------------------

INTERNATIONAL COMMON STOCKS - 13.64%

AUSTRALIA - 0.58%
-------------------------------------------------------------
Coles Myer Ltd. ADR                      2,154   $     77,975
National Australia Bank ADR              2,429        223,711
News Corporation Ltd. ADR                1,839         47,042
Rio Tinto PLC ADR                        2,034        162,618
Sons of Gwalia Ltd.                     20,416         70,603
Westpac Banking Corp. ADR                3,428        145,176
-------------------------------------------------------------
                                                      727,125
-------------------------------------------------------------

CANADA - 0.21%
-------------------------------------------------------------
Alcan Aluminum Ltd.                      1,921         77,877
Barrick Gold Corp.                       2,972         53,645
Genesis Microchip Inc.(1)                  580         13,624
Inco Ltd.(1)                             2,352         43,818
Nortel Networks Corp.                   15,143         76,775
-------------------------------------------------------------
                                                      265,739
-------------------------------------------------------------

DENMARK - 0.53%
-------------------------------------------------------------
Novo-Nordisk A/S ADR                    13,967        545,411
TDC A/S ADR                              6,983        109,633
-------------------------------------------------------------
                                                      655,044
-------------------------------------------------------------

FINLAND - 0.38%
-------------------------------------------------------------
Comptel OYJ                             25,972         63,354
Nokia OYJ ADR                            9,483        196,962
Outokumpu OYJ                            1,044         12,191
Rautaruukki OYJ                         14,863         57,854
Stora Enso OYJ - R Shares                  806         10,458
TietoEnator OYJ                            808         20,548
Uponor OYJ                               5,616        100,557
-------------------------------------------------------------
                                                      461,924
-------------------------------------------------------------

FRANCE - 1.42%
-------------------------------------------------------------
Alcatel SA ADR                           8,456        115,763
Aventis SA ADR                           5,088        377,275
AXA-UAP ADR                              9,535        175,825
BNP Paribas SA                             994         48,192
France Telecom SA ADR                    1,356         35,527
LVMH Moet-Hennessy Louis Vuitton
  ADR                                   10,695        100,105
Societe Generale "A"                       745         44,079
STMicroelectronics NV                    1,504         44,584
Total Fina SA ADR                       10,528        774,334
Total Fina SA Warrants (Expires
  08/08/03)                                 81          2,147
Vivendi Universal SA ADR                 1,492         57,740
-------------------------------------------------------------
                                                    1,775,571
-------------------------------------------------------------

GERMANY - 0.64%
-------------------------------------------------------------
Bayer AG                                   314         10,009
DaimlerChrysler AG                       8,523        339,897


SECURITY                               SHARES       VALUE
-------------------------------------------------------------

GERMANY (CONTINUED)
-------------------------------------------------------------
Deutsche Bank AG                           748   $     43,933
Deutsche Telekom AG ADR                  8,004        112,776
E.On AG                                  1,118         54,901
RWE AG                                   1,286         46,198
SAP AG ADR                               2,437         83,272
Siemens AG                               1,659         97,152
-------------------------------------------------------------
                                                      788,138
-------------------------------------------------------------

HONG KONG - 0.21%
-------------------------------------------------------------
Bank of East Asia Ltd.                  25,200         47,982
Cheung Kong (Holdings) Ltd.              1,000          8,334
CLP Holdings Ltd.                        7,000         28,182
Hang Seng Bank Ltd.                        900          9,866
Hong Kong & China Gas Co. Ltd.          43,000         60,096
Hongkong Electric Holdings Ltd.          7,500         28,080
Sun Hung Kai Properties Ltd.             1,000          7,148
Swire Pacific Ltd. "A"                   7,500         40,773
Wharf Holdings Ltd.                     11,000         24,188
-------------------------------------------------------------
                                                      254,649
-------------------------------------------------------------

IRELAND - 0.20%
-------------------------------------------------------------
Allied Irish Banks PLC ADR              11,399        252,602
-------------------------------------------------------------
                                                      252,602
-------------------------------------------------------------

ITALY - 0.43%
-------------------------------------------------------------
Assicurazioni Generali SpA                 370          9,163
Autostrade SpA                           6,777         49,359
Benetton Group SpA ADR                   4,882        118,633
ENI-Ente Nazionale Idrocarburi SpA
  ADR                                    1,560        108,404
Fiat SpA ADR                             4,478         56,288
IntesaBci SpA                           14,435         33,588
San Paolo-IMI SpA ADR                    5,997        120,840
Seat-Pagine Gialle SpA(1)               41,059         31,112
-------------------------------------------------------------
                                                      527,387
-------------------------------------------------------------

JAPAN - 2.66%
-------------------------------------------------------------
Canon Inc. ADR                           3,272        113,342
Daiwa Securities Group Inc.             11,000         66,662
Fuji Photo Film Co. Ltd. ADR             2,462         78,587
Hitachi Ltd. ADR                         1,460         91,265
Honda Motor Company Ltd. ADR             6,620        131,804
Ito-Yokado Co. Ltd. ADR                  3,001        118,690
Japan Air Lines ADR                     19,081        101,129
Kirin Brewery Co. Ltd. ADR               2,412        154,416
Kubota Corp. ADR                         2,782        153,706
Kyocera Corp. ADR                        1,046         62,237
Makita Corp. ADR                         3,040         18,240
Matsushita Electric Industrial Co.
  Ltd. ADR                               7,599         91,644
Mitsubishi Corp. ADR                     8,741        121,063
Mitsui & Co. ADR                         1,172        128,920
Murata Manufacturing Co. Ltd.            1,000         62,171

LIFEPATH 2010 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2002


SECURITY                               SHARES       VALUE
-------------------------------------------------------------

JAPAN (CONTINUED)
-------------------------------------------------------------
NEC Corp. ADR                           11,218   $     81,331
Nikko Cordial Corp.                     11,000         42,331
Nintendo Co. Ltd.                          300         44,252
Nippon Steel Corp.                      31,000         46,792
Nippon Telegraph & Telephone Corp.
  ADR                                    6,022         96,412
Nissan Motor Co. Ltd. ADR               10,428        133,791
Nomura Holdings Inc.                     6,000         68,597
NTT DoCoMo Inc.                              7         72,707
Pioneer Corp. ADR                        4,237         80,461
Ricoh Corp. Ltd. ADR                     1,292        113,696
Rohm Co. Ltd.                              600         86,755
Secom Co. Ltd.                           2,000         88,922
Seven-Eleven Japan Co. Ltd.              1,000         30,712
Shin-Etsu Chemical Co. Ltd.              1,300         49,348
Sony Corp. ADR                           1,998         92,308
Sumitomo Mitsui Banking Corp.            9,000         33,357
Takeda Chemical Industries Ltd.          1,000         40,575
Takefuji Corp.                             490         29,841
Tokio Marine and Fire Insurance Co.
  Ltd. ADR                               6,642        237,119
Tokyo Electric Power Co. Inc. (The)      2,800         52,935
Tokyo Electron Ltd.                      1,100         71,100
Toyota Motor Corp. ADR                   4,345        223,550
UFJ Holdings Inc.(1)                        11         23,344
-------------------------------------------------------------
                                                    3,334,112
-------------------------------------------------------------

NETHERLANDS - 1.41%
-------------------------------------------------------------
Abn Amro Holding NV ADR                  9,233        162,224
Aegon NV ADR                             4,571         98,734
Akzo Nobel NV ADR                        2,640        117,295
Elsevier NV ADR                          8,240        210,120
ING Groep NV ADR                         3,618         86,000
Koninklijke Ahold NV ADR                 6,465        150,699
Koninklijke (Royal) Philips
  Electronics NV - NY Shares(1)          4,729        122,765
Royal Dutch Petroleum Co.                2,340        120,738
Royal Dutch Petroleum Co. - NY
  Shares                                 9,634        494,899
Unilever NV - CVA                        1,104         64,173
Unilever NV - NY Shares                  2,350        136,958
-------------------------------------------------------------
                                                    1,764,605
-------------------------------------------------------------

NEW ZEALAND - 0.03%
-------------------------------------------------------------
Telecom Corp. of New Zealand Ltd.
  ADR                                    2,178         37,636
-------------------------------------------------------------
                                                       37,636
-------------------------------------------------------------

PORTUGAL - 0.04%
-------------------------------------------------------------
Banco Comercial Portugues ADR            2,762         47,921
-------------------------------------------------------------
                                                       47,921
-------------------------------------------------------------

SECURITY                               SHARES         VALUE
-------------------------------------------------------------

SINGAPORE - 0.12%
-------------------------------------------------------------
Chartered Semiconductor
  Manufacturing Ltd. ADR(1)              1,089   $     24,481
Haw Par Corp. Ltd.                      48,000        108,481
United Overseas Bank Ltd.                2,000         15,176
-------------------------------------------------------------
                                                      148,138
-------------------------------------------------------------

SPAIN - 0.40%
-------------------------------------------------------------
Banco Bilbao Vizcaya Argentaria SA
  ADR                                    8,683        101,070
Banco Santander Central Hispano SA
  ADR                                   25,209        201,420
Repsol SA ADR                            5,256         64,333
Telefonica SA ADR                        3,801        133,360
-------------------------------------------------------------
                                                      500,183
-------------------------------------------------------------

SWEDEN - 0.40%
-------------------------------------------------------------
Hennes & Mauritz AB "B"                    505          8,759
Hoganas AB "B"                           5,606         94,828
Nordea AB                                2,015         10,495
Sapa AB                                  9,671        143,256
Securitas AB "B"                           559         11,192
SSAB Svenskt Stal AB "A"                 5,278         56,493
SSAB Svenskt Stal AB "B"                 5,413         54,576
Svenska Cellulosa AB "B"                   398         12,799
Telefonaktiebolaget LM Ericsson AB
  ADR(1)                                23,122         97,575
-------------------------------------------------------------
                                                      489,973
-------------------------------------------------------------


SWITZERLAND - 0.84%
-------------------------------------------------------------
Adecco SA ADR                            6,256         93,214
Credit Suisse Group(1)                   2,871         99,215
Lonza AG                                   362        228,321
Nestle S.A.                                621        137,178
Novartis AG                              3,301        125,405
Roche Holding AG - Genusschein           1,101         77,356
Sulzer Medica ADR                        3,145         24,028
Swiss Re                                   724         65,098
UBS AG - Registered(1)                   3,059        141,517
Zurich Financial Services AG               414         80,036
-------------------------------------------------------------
                                                    1,071,368
-------------------------------------------------------------

UNITED KINGDOM - 3.14%
-------------------------------------------------------------
AstraZeneca PLC ADR                      5,300        270,194
Barclays PLC ADR                         1,814        218,950
BHP Billiton PLC                        10,183         57,611
BP PLC                                  14,076        115,970
BP PLC ADR                               4,878        241,705
British Sky Broadcasting PLC ADR         1,435         87,549
British Telecom PLC ADR(1)               3,066        112,369
Cadbury Schweppes PLC ADR                6,075        165,544
CGNU PLC                                 8,561         86,880
Diageo PLC ADR                           8,530        411,914
GlaxoSmithKline PLC ADR                 13,626        666,993

LIFEPATH 2010 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2002



                                      SHARES OR
SECURITY                             FACE AMOUNT      VALUE
---------------------------------------------------------------

UNITED KINGDOM (CONTINUED)
---------------------------------------------------------------
Hanson PLC ADR                             5,207   $    174,122
HBOS PLC                                  15,403        161,434
Hong Kong & Shanghai Banking ADR           1,585         88,855
HSBC Holdings PLC                         10,564        115,425
Lloyds TSB Group PLC                      12,355        118,829
Reuters Group PLC ADR                      1,502         66,178
Royal Bank of Scotland Group PLC           6,332        155,118
Shell Transport & Trading Co. PLC         10,821         75,302
Tesco PLC                                 31,060        110,707
Unilever PLC                              13,800        114,380
Vodafone Group PLC                        17,764         33,605
Vodafone Group PLC ADR                    14,928        283,632
---------------------------------------------------------------
                                                      3,933,266
---------------------------------------------------------------

TOTAL INTERNATIONAL COMMON STOCKS
(Cost: $19,649,195)                                  17,035,381
---------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $77,078,103)                                  73,085,894
---------------------------------------------------------------

PREFERRED STOCKS - 0.00%

AUSTRALIA - 0.00%
---------------------------------------------------------------

News Corporation Ltd.                      1,578          8,299
---------------------------------------------------------------
                                                          8,299
---------------------------------------------------------------

TOTAL PREFERRED STOCKS
(Cost: $10,226)                                           8,299
---------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS - 39.99%
---------------------------------------------------------------
U.S. Treasury Bonds
  9.13%,   05/15/09                   $  200,000        224,664
  9.38%,   02/15/06                      350,000        417,908
  10.63%,  11/15/09                      300,000        351,820
  10.75%,  05/15/03                      400,000        439,563
  10.75%,  08/15/05                      900,000      1,099,898
  11.13%,  08/15/03                      200,000        224,195
  11.63%,  11/15/04                      350,000        422,748
  11.75%,  02/15/10                       50,000         61,125
  11.88%,  11/15/03                      590,000        678,546
  12.00%,  05/15/05                      450,000        562,078
  12.38%,  05/15/04                      600,000        716,742
  13.75%,  08/15/04                      280,000        348,436
U.S. Treasury Notes
  2.75%,   10/31/03                    3,550,000      3,549,585
  4.25%,   11/15/03                    1,350,000      1,382,538
  4.63%,   05/15/06                    2,600,000      2,654,844
  4.75%,   02/15/04                      550,000        568,412
  4.75%,   11/15/08                      720,000        724,528
  5.00%,   02/15/11                    1,200,000      1,209,047
  5.25%,   05/15/04                    1,900,000      1,984,461
  5.50%,   03/31/03                    1,100,000      1,138,070


SECURITY                             FACE AMOUNT      VALUE
---------------------------------------------------------------
  5.50%,  05/31/03                    $  500,000   $    519,082
  5.50%,  02/15/08                       600,000        631,125
  5.50%,  05/15/09                     1,230,000      1,288,521
  5.63%,  02/15/06                     1,650,000      1,748,485
  5.63%,  05/15/08                       550,000        581,281
  5.75%,  04/30/03                       550,000        571,571
  5.75%,  08/15/03                     1,300,000      1,358,348
  5.75%,  11/15/05                     2,400,000      2,551,406
  5.75%,  08/15/10                     1,100,000      1,166,602
  5.88%,  02/15/04                     1,450,000      1,529,013
  6.00%,  08/15/04                       900,000        957,129
  6.00%,  08/15/09                     1,220,000      1,313,597
  6.13%,  08/15/07                     1,550,000      1,677,209
  6.25%,  02/15/07                     2,690,000      2,922,959
  6.50%,  05/15/05                     1,000,000      1,084,805
  6.50%,  08/15/05                     1,100,000      1,195,993
  6.50%,  10/15/06                     1,450,000      1,587,298
  6.50%,  02/15/10                       560,000        621,206
  6.63%,  05/15/07                       710,000        784,079
  6.75%,  05/15/05                     1,300,000      1,418,980
  6.88%,  05/15/06                     1,600,000      1,771,062
  7.25%,  05/15/04                       900,000        977,765
  7.50%,  02/15/05                     1,150,000      1,276,186
  7.88%,  11/15/04                     1,600,000      1,780,125
---------------------------------------------------------------

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $48,339,107)                                  50,073,035
---------------------------------------------------------------

SHORT TERM INSTRUMENTS - 12.05%
---------------------------------------------------------------
Barclays Global Investors Funds
  Institutional Money Market Fund,
  Institutional Shares                 9,490,608      9,490,608
Dreyfus Money Market Fund                410,345        410,345
General Electric Commercial Paper
  1.77%,  03/11/02                     2,500,000      2,500,000
Goldman Sachs Financial Square
  Prime Obligation Fund                  156,412        156,412
Providian Temp Cash Money Market
  Fund                                 2,527,813      2,527,813
---------------------------------------------------------------

TOTAL SHORT TERM INSTRUMENTS
(Cost: $15,085,178)                                  15,085,178
---------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES - 110.41%
(Cost $140,512,614)                                 138,252,406
---------------------------------------------------------------
Other Assets, Less Liabilities - (10.41%)           (13,039,427)
---------------------------------------------------------------

NET ASSETS - 100.00%                               $125,212,979
===============================================================
(1) NON-INCOME EARNING SECURITIES.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

LIFEPATH 2020 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2002


SECURITY                               SHARES        VALUE

--------------------------------------------------------------

COMMON STOCKS - 72.35%

U.S. COMMON STOCKS - 54.93%
ADVERTISING - 0.15%
--------------------------------------------------------------
Interpublic Group of Companies Inc.       6,282   $    170,870
Omnicom Group Inc.                        3,190        298,393
TMP Worldwide Inc.(1)                     2,055         57,376
--------------------------------------------------------------
                                                       526,639
--------------------------------------------------------------

AEROSPACE / DEFENSE - 0.77%
--------------------------------------------------------------
Boeing Co.                               14,538        668,166
General Dynamics Corp.                    4,007        364,156
Goodrich (B.F.) Co.                       2,186         65,252
L-3 Communications Holdings Inc.(1)         400         43,940
Lockheed Martin Corp.                     7,983        450,321
Northrop Grumman Corp.                    2,060        220,502
Raytheon Co.                              5,580        215,890
Rockwell Collins                          3,173         73,772
United Technologies Corp.                 7,699        561,642
--------------------------------------------------------------
                                                     2,663,641
--------------------------------------------------------------

AIRLINES - 0.17%
--------------------------------------------------------------
AMR Corp.(1)                              2,121         55,358
Delta Air Lines Inc.                      2,062         71,139
Northwest Airlines Corp. "A"(1)             985         15,701
Southwest Airlines Co.                   17,852        376,856
U.S. Airways Group Inc.(1)                1,120          5,958
UAL Corp.                                 4,215         54,036
--------------------------------------------------------------
                                                       579,048
--------------------------------------------------------------

APPAREL - 0.16%
--------------------------------------------------------------
Jones Apparel Group Inc.(1)               1,683         60,016
Liz Claiborne Inc.                        2,760         83,656
Nike Inc. "B"                             4,601        270,815
VF Corp.                                  2,881        121,146
--------------------------------------------------------------
                                                       535,633
--------------------------------------------------------------

AUTO MANUFACTURERS - 0.32%
--------------------------------------------------------------
Ford Motor Company                       27,616        410,926
General Motors Corp. "A"                  9,073        480,688
Navistar International Corp.              1,394         59,273
PACCAR Inc.                               1,911        137,458
--------------------------------------------------------------
                                                     1,088,345
--------------------------------------------------------------

AUTO PARTS & EQUIPMENT - 0.26%
--------------------------------------------------------------
BorgWarner Inc.                           3,700        222,555
Dana Corp.                                4,628         86,081
Delphi Automotive Systems Corp.           8,752        139,944
Goodyear Tire & Rubber Co.                3,498         96,195
IMPCO Technologies Inc.(1)                1,000         10,490
Lear Corp.(1)                             1,451         64,860
Standard Motor Products Inc.              4,502         61,047


SECURITY                               SHARES        VALUE

--------------------------------------------------------------
AUTO PARTS & EQUIPMENT (CONTINUED)
--------------------------------------------------------------
TRW Inc.                                  2,961   $    148,790
Visteon Corp.                             4,536         64,320
--------------------------------------------------------------
                                                       894,282
--------------------------------------------------------------

BANKS - 4.21%
--------------------------------------------------------------
ABC Bancorp                               3,527         46,274
AmericanWest Bancorporation(1)            3,082         36,524
AmSouth Bancorp                           5,893        124,637
Associated Bancorp                        2,183         80,029
Bank of America Corp.                    24,614      1,574,065
Bank of New York Co. Inc.                10,140        381,670
Bank One Corp.                           18,370        658,381
BB&T Corp.                                6,348        234,939
Bostonfed Bancorp Inc.                    2,230         53,520
Bryn Mawr Bank Corp.                      1,430         45,617
Capitol Bancorp Ltd.                      2,379         36,874
Cascade Bancorp                           4,349         74,585
Cavalry Bancorp Inc.                      2,447         30,955
CB Bancshares Inc.                          831         28,753
Charter One Financial Inc.                3,235         98,538
City National Corp.                       1,860         94,525
Civic Bancorp(1)                          1,855         37,731
CoBiz Inc.                                2,650         37,180
Columbia Bancorp                          3,379         60,653
Comerica Inc.                             2,511        150,283
Commerce Bancshares Inc.                  2,103         87,779
Compass Bancshares Inc.                   1,473         44,116
Connecticut Bankshares Inc.               5,262        141,548
Fifth Third Bancorp                       9,700        618,472
First Federal Bancshares of
  Arkansas                                1,361         31,820
First M&F Corp.                           1,361         29,942
First Oak Brook Bancshares "A"            1,630         46,944
First Place Financial Corp.               3,634         60,542
First Security Financial Inc.             4,199         81,880
First South Bancorp Inc.                  1,430         53,797
First Tennessee National Corp.            2,899        100,015
First Virginia Banks Inc.                 1,447         76,488
FirstMerit Corp.                          1,471         40,276
FleetBoston Financial Corp.              16,955        565,958
Fulton Financial Corp.                    2,500         58,250
GA Financial Inc.                         1,930         32,810
German American Bancorp                   1,861         29,869
Golden West Financial Corp.               1,939        123,611
Granite State Bankshares Inc.             1,355         32,574
Greenpoint Financial Corp.                1,025         45,100
Heritage Commerce Corp.(1)                   58            450
Heritage Financial Corp.                  5,580         69,025
Hibernia Corp. "A"                        2,313         42,559
Horizon Financial Corp.                  33,837        438,189
Huntington Bancshares Inc.                4,364         80,516
Interchange Financial Services
  Corp.                                   1,973         43,505
ITLA Capital Corp.(1)                     2,298         53,288
JP Morgan Chase & Co.                    30,890        903,533

LIFEPATH 2020 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2002


SECURITY                               SHARES        VALUE

--------------------------------------------------------------
BANKS (CONTINUED)
--------------------------------------------------------------
M&T Bank Corp.                            1,469   $    112,378
Main Street Bancorp Inc.                  3,153         50,889
Marshall & Ilsley Corp.                   1,884        114,905
Massbank Corp.                            1,224         50,796
Mellon Financial Corp.                    8,280        298,080
Mercantile Bankshares Corp.               1,544         67,643
Merchants Bancshares Inc.                 1,630         41,728
National City Corp.                       7,868        224,395
National Commerce Financial Corp.         2,895         76,283
North Fork Bancorp                        3,172        109,688
Northern Trust Corp.                      4,341        234,935
Oak Hill Financial Inc.                   1,361         25,791
Ohio Valley Bancorp                       1,155         27,558
Peoples Bancorp Inc.                      2,834         58,947
PNC Financial Services Group              1,714         94,167
Prosperity Bancshares Inc.                3,945        114,405
Regions Financial Corp.                   3,142        102,115
SouthTrust Corp.                          4,687        118,440
Sovereign Bancorp Inc.                    3,544         44,902
State Bancorp Inc.                        2,347         40,486
State Street Corp.                        4,513        228,809
Summit Bancshares Inc.                    1,292         25,194
Sun Bancorp Inc.                          1,561         26,381
SunTrust Banks Inc.                       4,078        256,058
Synovus Financial Corp.                   4,586        134,370
TCF Financial Corp.                       1,639         84,245
Trustmark Corp.                           4,831        117,973
U.S. Bancorp                             30,330        632,381
Union Planters Corp.                      3,211        149,504
Valley National Bancorp                   5,344        185,330
VIB Corp.(1)                              3,970         40,692
Vista Bancorp Inc.                        2,659         69,001
Wachovia Corp.                           21,486        713,980
Washington Mutual Inc.                   14,343        466,578
Wells Fargo & Company                    27,497      1,289,609
Wilmington Trust Corp.                    1,329         87,169
Yardville National Bancorp                3,162         39,588
Zions Bancorp                             2,525        133,446
--------------------------------------------------------------
                                                    14,507,428
--------------------------------------------------------------

BEVERAGES - 1.32%
--------------------------------------------------------------
Anheuser-Busch Companies Inc.            12,701        645,846
Brown-Forman Corp. "B"                      858         58,301
Coca-Cola Co.                            45,565      2,159,325
Coca-Cola Enterprises Inc.                7,545        131,509
Coors (Adolf) Company "B"                   517         31,284
Pepsi Bottling Group Inc.                 3,400         84,490
PepsiAmericas Inc.                        3,257         44,686
PepsiCo Inc.                             27,291      1,378,195
--------------------------------------------------------------
                                                     4,533,636
--------------------------------------------------------------


SECURITY                               SHARES        VALUE

--------------------------------------------------------------

BIOTECHNOLOGY - 0.78%
--------------------------------------------------------------
Amgen Inc.(1)                            18,322   $  1,062,310
Applera Corp. - Celera Genomics
  Group(1)                                2,455         49,591
Biogen Inc.(1)                            3,057        162,480
Cephalon, Inc.(1)                           400         23,320
Chiron Corp.(1)                           4,908        213,105
CuraGen Corp.(1)                          1,949         32,412
Gene Logic Inc.(1)                        2,492         40,296
Genentech Inc.(1)                         4,335        204,612
Genzyme Corp. - General Division(1)       3,071        136,291
Human Genome Sciences Inc.(1)             2,330         47,812
IDEC Pharmaceuticals Corp.(1)             3,041        191,036
Immunex Corp.(1)                         10,534        302,747
Immunomedics Inc.(1)                      1,487         24,699
Incyte Genomics Inc.(1)                   2,261         24,848
Millennium Pharmaceuticals Inc.(1)        6,143        115,366
Protein Design Labs Inc.(1)               2,362         37,485
ViroLogic Inc.(1)                         1,658          3,896
--------------------------------------------------------------
                                                     2,672,306
--------------------------------------------------------------

BUILDING MATERIALS - 0.16%
--------------------------------------------------------------
American Standard Companies Inc.(1)       1,102         71,961
Masco Corp.                               6,673        187,311
Texas Industries Inc.                     6,000        230,100
Vulcan Materials Co.                      1,646         79,551
--------------------------------------------------------------
                                                       568,923
--------------------------------------------------------------

CHEMICALS - 0.87%
--------------------------------------------------------------
Air Products & Chemicals Inc.             3,453        167,470
Ashland Inc.                              2,233         96,890
Cabot Corp.                               2,344         76,602
Cabot Microelectronics Corp.(1)           1,102         60,654
Crompton Corp.                            4,617         45,893
Dow Chemical Co.                         14,707        460,035
Du Pont (E.I.) de Nemours                16,567        775,998
Eastman Chemical Co.                      1,401         61,644
Engelhard Corp.                           2,696         77,564
Great Lakes Chemical Corp.                1,321         31,110
Hawkins Inc.                              3,733         31,730
Hercules Inc.(1)                          3,071         38,387
IMC Global Inc.                           4,036         53,679
Landec Corp.(1)                             572          2,088
Lubrizol Corp.                            3,206        105,477
Millennium Chemicals Inc.                 3,999         54,586
PPG Industries Inc.                       2,909        149,377
Praxair Inc.                              2,679        155,114
Rogers Corp.(1)                             500         15,500
Rohm & Haas Co. "A"                       3,636        139,659
Sherwin-Williams Co.                      3,180         84,016
Sigma-Aldrich Corp.                       2,609        118,944
Solutia Inc.                              2,516         17,109
Valspar Corp.                             3,215        142,360

LIFEPATH 2020 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2002


SECURITY                               SHARES        VALUE

--------------------------------------------------------------
CHEMICALS (CONTINUED)
--------------------------------------------------------------
Vertex Pharmaceuticals Inc.(1)            1,555   $     33,915
--------------------------------------------------------------
                                                     2,995,801
--------------------------------------------------------------

COMMERCIAL SERVICES - 0.78%
--------------------------------------------------------------
Arbitron Inc.(1)                          1,534         47,247
Block (H & R) Inc.                        3,512        177,180
Caremark Rx Inc.(1)                       3,127         54,566
Cendant Corp.(1)                         15,572        271,109
Concord EFS Inc.(1)                       8,966        269,249
Convergys Corp.(1)                        3,684        112,325
CorVel Corp.(1)                           1,282         36,986
Deluxe Corp.                              3,402        161,255
Donnelley (R.R.) & Sons Co.               2,943         84,199
Dun & Bradstreet Corp.(1)                 1,994         78,165
Ecolab Inc.                               2,023         94,737
Equifax Inc.                              3,221         96,630
First Health Group Corp.(1)               2,180         50,096
Landauer Inc.                             3,804        141,509
Manpower Inc.                             2,076         69,608
McKesson Corp.                            5,426        191,266
Moody's Corp.                             3,399        125,763
MPS Group Inc.(1)                         3,118         20,548
Paychex Inc.                              6,907        255,214
Plexus Corp.(1)                           1,949         41,923
Quintiles Transnational Corp.(1)          2,427         40,312
Robert Half International Inc.(1)         3,199         83,206
Scient Inc.(1)                            1,944            311
Servicemaster Co.                         4,819         65,394
Valassis Communications Inc.(1)           1,615         62,113
Viad Corp.                                1,836         45,716
--------------------------------------------------------------
                                                     2,676,627
--------------------------------------------------------------

COMPUTERS - 2.81%
--------------------------------------------------------------
Affiliated Computer Services
  Inc. "A"(1)                             1,200         58,692
Apple Computer Inc.(1)                    6,808        147,734
Brocade Communications Systems
  Inc.(1)                                 3,798         83,442
Ceridian Corp.(1)                         2,168         40,325
Cisco Systems Inc.(1)                   116,478      1,662,141
Commerce One Inc.(1)                      1,973          3,315
Compaq Computer Corp.                    26,389        267,584
Computer Sciences Corp.(1)                3,200        152,032
Dell Computer Corp.(1)                   44,087      1,088,508
Diebold Inc.                              3,998        145,927
Drexler Technology Corp.(1)                 800         15,872
DST Systems Inc.(1)                       2,011         83,839
Echelon Corp.(1)                            949         15,089
Electronic Data Systems Corp.             7,144        421,710
EMC Corp.(1)                             39,415        429,623
Enterasys Networks Inc.(1)                3,144         11,161
Entrust Inc.(1)                           1,224          5,900
Extreme Networks Inc.(1)                  1,855         11,668
Gateway Inc.(1)                           4,794         22,052


SECURITY                               SHARES        VALUE

--------------------------------------------------------------
COMPUTERS (CONTINUED)
--------------------------------------------------------------
Hewlett-Packard Co.                      33,663   $    677,300
International Business Machines
  Corp.                                  27,400      2,688,488
Internet Security Systems Inc.(1)           681         16,147
Intraware Inc.(1)                         1,087          1,859
Juniper Networks Inc.(1)                  3,827         35,668
Lexmark International Group
  Inc. "A"(1)                             3,096        153,902
McDATA Corp. "A"(1)                       1,765         27,816
NCR Corp.(1)                              3,307        138,233
Network Appliance Inc.(1)                 5,886         94,117
Palm Inc.(1)                             10,885         32,873
Quantum DLT & Storage Group(1)            4,047         36,018
Redback Networks Inc.(1)                  1,155          3,569
Riverstone Networks Inc.(1)               1,613          6,162
RSA Security Inc.(1)                      1,619         15,413
SanDisk Corp.(1)                            681         10,018
Sapient Corp.(1)                          2,447         10,742
Sun Microsystems Inc.(1)                 53,279        453,404
SunGard Data Systems Inc.(1)              3,956        122,122
Synopsys Inc.(1)                          2,181        102,725
3Com Corp.(1)                             4,489         21,546
Unisys Corp.(1)                           4,983         55,311
VeriSign Inc.(1)                          3,223         76,482
Veritas Software Corp.(1)                 6,805        241,509
--------------------------------------------------------------
                                                     9,688,038
--------------------------------------------------------------

COSMETICS / PERSONAL CARE - 1.02%
--------------------------------------------------------------
Avon Products Inc.                        3,614        186,808
Colgate-Palmolive Co.                     7,946        444,817
Estee Lauder Companies Inc. "A"           1,425         44,460
Gillette Co.                             16,760        573,024
International Flavors & Fragrances
  Inc.                                    1,698         58,496
Kimberly-Clark Corp.                      7,548        472,505
Procter & Gamble Co.                     20,273      1,718,948
--------------------------------------------------------------
                                                     3,499,058
--------------------------------------------------------------

DISTRIBUTION / WHOLESALE - 0.23%
--------------------------------------------------------------
Costco Wholesale Corp.(1)                 8,764        361,603
Fastenal Co.                                981         73,320
Genuine Parts Co.                         2,881        105,243
Grainger (W.W.) Inc.                      3,071        182,018
Tech Data Corp.(1)                        1,859         85,142
--------------------------------------------------------------
                                                       807,326
--------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES - 3.44%
--------------------------------------------------------------
American Express Co.                     20,795        757,978
Atalanta Sosnoff Capital Corp.            2,001         20,010
Bear Stearns Companies Inc.               1,858        102,357
Capital One Financial Corp.               3,096        152,540
Citigroup Inc.                           90,705      4,104,401
Countrywide Credit Industries Inc.        1,737         71,304

LIFEPATH 2020 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2002


SECURITY                               SHARES        VALUE

--------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES (CONTINUED)
--------------------------------------------------------------
E*TRADE Group Inc.(1)                     2,779   $     22,510
Edwards (A.G.) Inc.                       2,474        101,063
Fannie Mae                               15,369      1,202,624
Federated Investors Inc. "B"              4,141        130,773
Franklin Resources Inc.                   4,944        202,012
Freddie Mac                              10,971        699,292
Goldman Sachs Group Inc. (The)            5,390        436,267
Household International Inc.              7,733        398,249
Knight Trading Group Inc.(1)              1,767         14,065
Legg Mason Inc.                           2,033        106,570
Lehman Brothers Holdings Inc.             3,922        221,593
MBNA Corp.                               14,272        494,953
Merrill Lynch & Co. Inc.                 13,586        651,449
Metris Companies Inc.                     1,101         17,924
Morgan Stanley Dean Witter & Co.         19,045        935,490
Providian Financial Corp.                 4,243         16,505
Sanders Morris Harris Group Inc.(1)       4,359         23,539
Schwab (Charles) Corp.                   22,365        291,640
Stifel Financial Corp.                    4,416         52,197
Stilwell Financial Inc.                   4,059         92,586
T. Rowe Price Group Inc.                  2,650        105,496
USA Education Inc.                        2,447        226,959
Wackenhut Corp. "A"(1)                    5,215        171,261
World Acceptance Corp.(1)                 3,373         23,274
--------------------------------------------------------------
                                                    11,846,881
--------------------------------------------------------------

ELECTRIC - 1.30%
--------------------------------------------------------------
AES Corp.(1)                              8,670         44,737
Ameren Corp.                              4,163        169,597
American Electric Power Inc.              5,863        257,093
Calpine Corp.(1)                          4,588         33,722
Cinergy Corp.                             3,545        112,731
CMS Energy Corp.                          1,837         40,047
Consolidated Edison Inc.                  6,173        251,858
Constellation Energy Group Inc.           2,397         69,225
Dominion Resources Inc.                   3,983        232,129
DQE Inc.                                  3,600         73,800
DTE Energy Co.                            3,998        165,597
Duke Energy Corp.                        13,351        471,290
Edison International(1)                   6,110         96,538
Entergy Corp.                             4,662        192,447
Exelon Corp.                              5,910        291,245
FirstEnergy Corp.                         6,156        225,310
FPL Group Inc.                            3,241        172,130
Mirant Corp.(1)                          10,204         88,571
NiSource Inc.                             3,149         66,098
PG&E Corp.(1)                             6,297        133,559
Pinnacle West Capital Corp.               2,058         83,472
PPL Corp.                                 2,557         83,384
Progress Energy Inc.                      4,770        213,410
Public Service Enterprise Group
  Inc.                                    3,558        150,041
Reliant Energy Inc.                       4,513         93,870
Southern Co.                             10,521        267,233
TXU Corp.                                 4,604        234,205


SECURITY                               SHARES        VALUE

--------------------------------------------------------------
ELECTRIC (CONTINUED)
--------------------------------------------------------------
Unitil Corp.                              2,035   $     52,299
Xcel Energy Inc.                          5,234        123,784
--------------------------------------------------------------
                                                     4,489,422
--------------------------------------------------------------

ELECTRICAL COMPONENTS & EQUIPMENT - 0.16%
--------------------------------------------------------------
American Power Conversion Corp.(1)        4,405         57,661
Emerson Electric Co.                      6,120        352,451
Evercel Inc.(1)                              58             92
Molex Inc.                                4,412        130,595
Power-One Inc.(1)                         1,430         10,053
--------------------------------------------------------------
                                                       550,852
--------------------------------------------------------------

ELECTRONICS - 0.44%
--------------------------------------------------------------
Agilent Technologies Inc.(1)              8,597        267,797
Applera Corp. - Applied Biosystems
  Group                                   3,239         73,201
Arrow Electronics Inc.(1)                 1,893         50,732
Badger Meter Inc.                         1,915         48,373
Jabil Circuit Inc.(1)                     4,030         75,159
Johnson Controls Inc.                     2,504        222,255
Millipore Corp.                           1,623         84,721
Parker Hannifin Corp.                     2,423        120,714
PerkinElmer Inc.                          2,415         55,545
Sanmina-SCI Corp.(1)                      9,543         96,861
Solectron Corp.(1)                       12,777        105,666
Symbol Technologies Inc.                  4,272         36,867
Tektronix Inc.(1)                         2,909         69,554
Thermo Electron Corp.(1)                  3,496         71,144
Vishay Intertechnology Inc.(1)            2,514         44,523
Waters Corp.(1)                           2,438         76,187
--------------------------------------------------------------
                                                     1,499,299
--------------------------------------------------------------

ENGINEERING & CONSTRUCTION - 0.02%
--------------------------------------------------------------
Fluor Corp.                               1,858         70,437
UNIFAB International Inc.(1)              2,916            671
Washington Group Warrants (Expires
  03/11/03)(1)                               27              4
--------------------------------------------------------------
                                                        71,112
--------------------------------------------------------------

ENTERTAINMENT - 0.05%
--------------------------------------------------------------
International Game Technology
  Inc.(1)                                 2,154        145,438
International Speedway Corp. "A"            900         39,546
--------------------------------------------------------------
                                                       184,984
--------------------------------------------------------------

ENVIRONMENTAL CONTROL - 0.09%
--------------------------------------------------------------
Allied Waste Industries Inc.(1)           4,097         53,466
Waste Management Inc.                     9,681        254,707
--------------------------------------------------------------
                                                       308,173
--------------------------------------------------------------

LIFEPATH 2020 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2002


SECURITY                               SHARES        VALUE

--------------------------------------------------------------

FOOD - 1.06%
--------------------------------------------------------------
Albertson's Inc.                          6,979   $    211,185
Archer-Daniels-Midland Co.               11,294        156,422
Campbell Soup Co.                         7,193        192,341
ConAgra Foods Inc.                        9,102        213,078
Flowers Foods Inc.(1)                     1,783         44,147
General Mills Inc.                        4,856        224,493
Heinz (H.J.) Co.                          5,288        215,592
Hershey Foods Corp.                       2,126        150,202
Hormel Foods Corp.                        2,904         79,482
Kellogg Co.                               7,232        249,866
Kroger Co.(1)                            13,245        293,377
McCormick & Co. Inc.                      2,508        122,892
Safeway Inc.(1)                           8,615        370,273
Sara Lee Corp.                           13,365        279,596
SUPERVALU Inc.                            3,633         94,276
Sysco Corp.                              11,002        325,329
Tyson Foods Inc. "A"                      2,009         26,097
Whole Foods Market Inc.(1)                2,099         93,301
Winn-Dixie Stores Inc.                    3,564         59,697
Wrigley (William Jr.) Co.                 4,312        241,644
--------------------------------------------------------------
                                                     3,643,290
--------------------------------------------------------------

FOREST PRODUCTS & PAPER - 0.35%
--------------------------------------------------------------
Boise Cascade Corp.                       5,300        190,535
Bowater Inc.                              2,527        130,267
Georgia-Pacific Corp.                     3,534         90,647
International Paper Co.                   7,029        307,519
MeadWestvaco Corp.                        4,435        154,072
Plum Creek Timber Co. Inc.                2,285         70,721
Temple-Inland Inc.                          864         48,116
Weyerhaeuser Co.                          3,427        211,857
--------------------------------------------------------------
                                                     1,203,734
--------------------------------------------------------------
GAS - 0.04%
--------------------------------------------------------------
EnergySouth Inc.                          1,698         45,167
Sempra Energy                             3,495         78,008
--------------------------------------------------------------
                                                       123,175
--------------------------------------------------------------
HAND / MACHINE TOOLS - 0.07%
--------------------------------------------------------------
Black & Decker Corp.                      1,214         58,879
SPX Corp.(1)                                844        106,774
Stanley Works (The)                       1,649         83,159
--------------------------------------------------------------
                                                       248,812
--------------------------------------------------------------

HEALTH CARE - 2.30%
--------------------------------------------------------------
Aetna Inc.                                1,846         64,721
American Retirement Corp.(1)              2,116          2,539
Apogent Technologies Inc.(1)              3,790         90,998
Bard (C.R.) Inc.                          1,274         69,306
Bausch & Lomb Inc.                        1,355         51,463
Baxter International Inc.                 9,784        542,816
Beckman Coulter Inc.                      2,467        117,602


SECURITY                               SHARES        VALUE

--------------------------------------------------------------
HEALTH CARE (CONTINUED)
--------------------------------------------------------------
Becton Dickinson & Co.                    4,672   $    171,416
Biomet Inc.                               4,953        151,364
Boston Scientific Corp.(1)                6,273        140,264
Cyber-Care Inc.(1)                        1,601            704
Endocardial Solutions Inc.(1)               572          3,832
Enzon Inc.(1)                             1,624         71,294
Guidant Corp.(1)                          5,688        236,052
HCA - The Healthcare Company              9,499        386,894
Health Management Associates Inc.
  "A"(1)                                  3,470         61,246
Health Net Inc.(1)                        2,517         61,012
Healthsouth Corp.(1)                      6,290         74,914
Healthtronics Inc.(1)                        58            498
Humana Inc.(1)                            3,390         44,409
Johnson & Johnson                        48,653      2,962,968
LCA-Vision Inc.(1)                       10,281         14,522
Manor Care Inc.(1)                        2,813         52,744
Medtronic Inc.                           20,507        913,382
Oxford Health Plans Inc.(1)               2,198         79,897
Quest Diagnostics Inc.(1)                 1,456        103,245
St. Jude Medical Inc.(1)                  1,778        139,217
Stryker Corp.                             3,953        243,109
Tenet Healthcare Corp.(1)                 5,427        313,409
UnitedHealth Group Inc.                   5,255        380,935
Universal Health Services
  Inc. "B"(1)                             1,425         54,848
Viasys Healthcare Inc.(1)                   481         10,568
Wellpoint Health Networks Inc.(1)         1,127        137,066
Zimmer Holdings Inc.(1)                   4,422        158,131
--------------------------------------------------------------
                                                     7,907,385
--------------------------------------------------------------

HOLDING COMPANIES-DIVERSIFIED - 0.28%
--------------------------------------------------------------
Berkshire Hathaway Inc. "A"(1)               13        949,000
--------------------------------------------------------------
                                                       949,000
--------------------------------------------------------------

HOME BUILDERS - 0.10%
--------------------------------------------------------------
Clayton Homes Inc.                        5,250         79,800
Pulte Corp.                               5,282        274,347
--------------------------------------------------------------
                                                       354,147
--------------------------------------------------------------

HOME FURNISHINGS - 0.12%
--------------------------------------------------------------
Ethan Allen Interiors Inc.                1,630         66,064
Leggett & Platt Inc.                      4,650        119,272
Maytag Corp.                              2,009         80,219
Polycom Inc.(1)                           2,161         52,599
Whirlpool Corp.                           1,089         81,784
--------------------------------------------------------------
                                                       399,938
--------------------------------------------------------------

HOUSEHOLD PRODUCTS / WARES - 0.17%
--------------------------------------------------------------
Avery Dennison Corp.                      2,082        133,248
Clorox Co.                                3,947        172,839
Fortune Brands Inc.                       2,106         95,823

LIFEPATH 2020 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2002


SECURITY                               SHARES        VALUE

--------------------------------------------------------------
HOUSEHOLD PRODUCTS / WARES (CONTINUED)
--------------------------------------------------------------
Newell Rubbermaid Inc.                    4,598   $    143,136
Tupperware Corp.                          2,725         54,990
--------------------------------------------------------------
                                                       600,036
--------------------------------------------------------------
INSURANCE - 2.43%
--------------------------------------------------------------
ACE Ltd.                                    100          4,390
AFLAC Inc.                                7,732        198,712
Allmerica Financial Corp.                   877         38,132
Allstate Corp.                           10,931        382,804
Ambac Financial Group Inc.                1,646        102,134
American International Group Inc.        46,925      3,471,042
American National Insurance Co.             949         84,660
AON Corp.                                 4,370        151,316
Ceres Group Inc.(1)                       2,916         10,906
Chubb Corp.                               2,360        177,330
CIGNA Corp.                               2,400        215,280
Cincinnati Financial Corp.                4,379        176,080
CNA Financial Corp.(1)                    2,084         60,457
Conseco Inc.(1)                           5,852         21,945
Hancock (John) Financial Services
  Inc.                                    4,716        181,142
Hartford Financial Services Group
  Inc.                                    4,230        283,410
Jefferson-Pilot Corp.                     2,857        144,478
Lincoln National Corp.                    3,360        172,066
Loews Corp.                               3,030        176,740
Marsh & McLennan Companies Inc.           4,662        492,074
MBIA Inc.                                 2,146        125,434
MetLife Inc.                             11,256        358,841
MGIC Investment Corp.                     1,736        116,520
Old Republic International Corp.          1,992         63,664
PMI Group Inc. (The)                      1,393         98,694
Progressive Corp.                         1,312        204,410
Protective Life Corp.                     1,219         37,862
Radian Group Inc.                           991         46,250
SAFECO Corp.                              2,960        100,492
St. Paul Companies Inc.                   3,829        187,238
Stewart Information Services
  Corp.(1)                                2,567         43,639
Torchmark Corp.                           2,010         80,782
Unitrin Inc.                              1,388         54,798
UNUMProvident Corp.                       3,736        105,804
XL Capital Ltd. "A"                       2,000        190,520
--------------------------------------------------------------
                                                     8,360,046
--------------------------------------------------------------
IRON / STEEL - 0.08%
--------------------------------------------------------------
Allegheny Technologies Inc.               3,299         51,497
Nucor Corp.                               1,453         82,094
United States Steel Corp.                 7,493        132,776
--------------------------------------------------------------
                                                       266,367
--------------------------------------------------------------


SECURITY                               SHARES        VALUE

--------------------------------------------------------------

LEISURE TIME - 0.22%
--------------------------------------------------------------
Callaway Golf Co.                         2,525   $     46,990
Carnival Corp. "A"                        9,470        258,436
Harley-Davidson Inc.                      5,395        276,548
Royal Caribbean Cruises Ltd.              2,173         40,157
Sabre Holdings Corp.(1)                   2,877        126,617
--------------------------------------------------------------
                                                       748,748
--------------------------------------------------------------

LODGING - 0.21%
--------------------------------------------------------------
Harrah's Entertainment Inc.(1)            1,928         77,968
Hilton Hotels Corp.                       7,529         96,823
Mandalay Resort Group Inc.(1)             5,936        173,925
Marriott International Inc. "A"           4,573        180,496
Park Place Entertainment Corp.(1)         3,694         36,090
Starwood Hotels & Resorts Worldwide
  Inc.                                    3,965        142,740
--------------------------------------------------------------
                                                       708,042
--------------------------------------------------------------

MACHINERY - 0.26%
--------------------------------------------------------------
AGCO Corp.(1)                             1,591         35,734
Caterpillar Inc.                          5,062        280,992
Deere & Co.                               3,513        168,378
Dover Corp.                               4,177        165,284
Hardinge Inc.                             1,904         19,611
Ingersoll-Rand Co. "A"                    2,997        149,850
Kadant Inc.(1)                            1,301         16,913
Rockwell International Corp.              3,173         62,667
--------------------------------------------------------------
                                                       899,429
--------------------------------------------------------------

MANUFACTURERS - 2.89%
--------------------------------------------------------------
Cooper Industries Inc.                    1,849         65,362
Crane Co.                                 1,422         34,739
Danaher Corp.                             3,243        218,027
Eastman Kodak Co.                         4,994        157,311
FMC Corp.(1)                                748         28,237
General Electric Co.                    170,472      6,563,172
Honeywell International Inc.             13,759        524,493
Illinois Tool Works Inc.                  5,390        396,488
ITT Industries Inc.                       3,259        192,281
Minnesota Mining & Manufacturing
  Co.                                     5,824        686,824
Pall Corp.                                2,621         51,162
Textron Inc.                              2,974        141,354
Tyco International Ltd.                  31,027        902,886
--------------------------------------------------------------
                                                     9,962,336
--------------------------------------------------------------

MEDIA - 2.33%
--------------------------------------------------------------
Adelphia Communications
  Corp. "A"(1)                            3,587         78,735
AOL Time Warner Inc.(1)                  75,616      1,875,277
Belo (A.H.) Corp.                         3,689         80,974
Cablevision Systems Corp.(1)              2,592         93,053

LIFEPATH 2020 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2002


SECURITY                               SHARES        VALUE

--------------------------------------------------------------
MEDIA (CONTINUED)
--------------------------------------------------------------
Clear Channel Communications
  Inc.(1)                                11,474   $    534,918
Comcast Corp. "A"(1)                     18,843        638,212
Dow Jones & Co. Inc.                      2,184        121,889
Gannett Co. Inc.                          5,140        391,565
Gemstar-TV Guide International
  Inc.(1)                                 4,345         79,470
Gray Communications Systems Inc.
  "B"                                     3,767         41,814
Hispanic Broadcasting Corp.(1)            4,857        126,622
Knight Ridder Inc.                        2,255        151,987
Liberty Media Corp. "A"(1)               30,400        389,120
McGraw-Hill Companies Inc.                3,742        246,224
New York Times Co. "A"                    3,505        153,869
Readers Digest Association Inc.
  (The) "A"                               2,477         51,720
Tribune Co.                               6,915        296,100
UnitedGlobalCom Inc. "A"(1)               1,561          6,244
Univision Communications Inc.(1)          3,591        148,093
USA Networks Inc.(1)                      3,472        102,632
Viacom Inc. "B"(1)                       30,261      1,408,650
Walt Disney Co. (The)                    34,274        788,302
Washington Post Company (The) "B"           351        200,695
Young Broadcasting Inc. "A"(1)              800         19,504
--------------------------------------------------------------
                                                     8,025,669
--------------------------------------------------------------

METAL FABRICATE / HARDWARE - 0.01%
--------------------------------------------------------------
Precision Castparts Corp.                 1,597         51,503
--------------------------------------------------------------
                                                        51,503
--------------------------------------------------------------

MINING - 0.21%
--------------------------------------------------------------
Alcoa Inc.                               13,981        525,266
Arch Coal Inc.                            2,041         37,044
Newmont Mining Corp.                      4,424        106,695
Phelps Dodge Corp.                        1,413         53,567
--------------------------------------------------------------
                                                       722,572
--------------------------------------------------------------
OFFICE / BUSINESS EQUIPMENT - 0.15%
--------------------------------------------------------------
Herman Miller Inc.                        1,890         43,961
HON Industries Inc.                       2,309         62,597
Imagistics International Inc.(1)            517          8,117
Pitney Bowes Inc.                         6,472        270,012
Xerox Corp.(1)                           13,334        129,473
--------------------------------------------------------------
                                                       514,160
--------------------------------------------------------------
OIL & GAS PRODUCERS - 2.73%
--------------------------------------------------------------
Anadarko Petroleum Corp.                  3,954        206,003
Apache Corp.                              2,236        117,949
Burlington Resources Inc.                 2,812        105,675
ChevronTexaco Corp.                      16,808      1,419,268
Conoco Inc.                               9,041        250,074


SECURITY                               SHARES        VALUE

--------------------------------------------------------------
OIL & GAS PRODUCERS (CONTINUED)
--------------------------------------------------------------
Devon Energy Corp.                        2,260   $     98,717
Diamond Offshore Drilling Inc.              729         21,119
ENSCO International Inc.                  1,709         43,528
EOG Resources Inc.                        2,778         97,758
Exxon Mobil Corp.                       112,244      4,635,677
Kerr-McGee Corp.                          1,060         58,607
Kinder Morgan Inc.                        2,644        108,404
Marathon Oil Corp.                        5,662        155,705
Murphy Oil Corp.                          2,954        254,576
Nabors Industries Inc.(1)                 3,116        110,525
Newfield Exploration Co.(1)               4,700        170,563
Noble Affiliates Inc.                     2,124         76,889
Noble Drilling Corp.(1)                   2,079         73,243
Occidental Petroleum Corp.                6,018        161,523
Ocean Energy Inc.                         8,386        153,044
Phillips Petroleum Co.                    3,892        230,056
Pioneer Natural Resources Co.(1)          4,044         80,152
Rowan Companies Inc.(1)                   9,329        173,986
Sunoco Inc.                               5,615        216,290
Transocean Sedco Forex Inc.               4,698        131,591
Unocal Corp.                              3,550        127,551
WD-40 Company                             3,862        107,788
--------------------------------------------------------------
                                                     9,386,261
--------------------------------------------------------------

OIL & GAS SERVICES - 0.44%
--------------------------------------------------------------
Baker Hughes Inc.                         4,604        162,567
BJ Services Co.(1)                        1,957         64,875
Cooper Cameron Corp.(1)                     847         38,030
FMC Technologies Inc.(1)                  1,286         23,932
GlobalSantaFe Corp.                       5,960        164,794
Grant Prideco Inc.(1)                    11,127        139,199
Halliburton Co.                           6,045         99,501
OSCA Inc.(1)                              4,873        135,469
Schlumberger Ltd.                         9,044        526,451
Smith International Inc.(1)                 639         41,311
Tidewater Inc.                              769         29,976
Varco International Inc.(1)               1,782         28,512
Weatherford International Inc.(1)         1,310         60,391
--------------------------------------------------------------
                                                     1,515,008
--------------------------------------------------------------

PACKAGING & CONTAINERS - 0.04%
--------------------------------------------------------------
Sealed Air Corp.(1)                       1,917         86,227
Smurfit-Stone Container Corp.(1)          3,669         59,841
--------------------------------------------------------------
                                                       146,068
--------------------------------------------------------------

PHARMACEUTICALS - 4.61%
--------------------------------------------------------------
Abbott Laboratories                      24,628      1,392,713
Abgenix Inc.(1)                           2,592         46,786
Allergan Inc.                             2,623        170,075
American Home Products Corp.             21,394      1,359,589
Bristol-Myers Squibb Co.                 31,029      1,458,363
Cardinal Health Inc.                      7,991        528,125
Celgene Corp.(1)                          2,187         57,059

LIFEPATH 2020 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2002


SECURITY                               SHARES        VALUE

--------------------------------------------------------------
PHARMACEUTICALS (CONTINUED)
--------------------------------------------------------------
DENTSPLY International Inc.               3,621   $    120,109
Forest Laboratories Inc. "A"(1)           3,182        253,033
Gilead Sciences Inc.(1)                   2,261        159,310
ICN Pharmaceuticals Inc.                  2,039         56,786
ImClone Systems Inc.(1)                   1,850         41,458
IVAX Corp.(1)                             2,933         49,861
King Pharmaceuticals Inc.(1)              4,856        150,827
Lilly (Eli) and Co.                      17,452      1,321,640
Medarex Inc.(1)                           1,924         29,110
MedImmune Inc.(1)                         5,173        213,283
Merck & Co. Inc.                         37,586      2,305,149
Mylan Laboratories Inc.                   2,774         84,274
Omnicare Inc.                             2,216         46,868
Pfizer Inc.                             101,910      4,174,234
Pharmacia Corporation                    21,564        885,202
Schering-Plough Corp.                    23,484        809,963
Sepracor Inc.(1)                          1,787         76,877
Watson Pharmaceuticals Inc.(1)            2,401         70,301
--------------------------------------------------------------
                                                    15,860,995
--------------------------------------------------------------

PIPELINES - 0.17%
--------------------------------------------------------------
Dynegy Inc. "A"                           4,759        121,688
El Paso Corp.                             7,255        283,525
Questar Corp.                             1,801         40,216
Williams Companies Inc.                   8,243        127,354
--------------------------------------------------------------
                                                       572,783
--------------------------------------------------------------

PUBLISHING - 0.00%
--------------------------------------------------------------
Golden Books Family Entertainment
  Inc. Warrants (Expires 01/27/03)            2              -
--------------------------------------------------------------
                                                             -
--------------------------------------------------------------

REAL ESTATE - 0.17%
--------------------------------------------------------------
Annaly Mortgage Management Inc.          14,626        238,404
Catellus Development Corp.(1)             3,931         74,296
LNR Property Corp.                        7,900        261,490
--------------------------------------------------------------
                                                       574,190
--------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS - 0.57%
--------------------------------------------------------------
Apartment Investment & Management
  Co. "A"                                 6,443        291,095
Archstone-Smith Trust                     6,447        166,848
AvalonBay Communities Inc.                4,265        196,787
Capital Automotive REIT                     115          2,469
Capstead Mortgage Corp.                   1,700         28,985
Duke-Weeks Realty Corp.                   7,976        189,829
Equity Office Properties Trust           10,861        311,711
Equity Residential Properties Trust       8,896        239,747
Host Marriott Corp.                      12,070        130,356
Simon Property Group Inc.                 5,347        164,581


SECURITY                               SHARES        VALUE

--------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
--------------------------------------------------------------
Vornado Realty Trust                      5,964   $    249,295
--------------------------------------------------------------
                                                     1,971,703
--------------------------------------------------------------

RETAIL - 3.89%
--------------------------------------------------------------
Amazon.com Inc.(1)                        3,446         48,589
AutoNation Inc.(1)                        6,891         86,069
AutoZone Inc.(1)                          2,562        170,014
Bed Bath & Beyond Inc.(1)                 4,658        155,577
Best Buy Co. Inc.(1)                      3,558        239,809
BJ's Wholesale Club Inc.(1)               1,514         62,301
Brinker International Inc.(1)             2,350         80,699
Cash American Investments Inc.            8,018         63,342
CDW Computer Centers Inc.(1)              1,849         97,627
Circuit City Stores Inc.                  4,386         78,422
CVS Corp.                                 6,227        170,122
Darden Restaurants Inc.                   4,130        174,616
Dollar General Corp.                      5,017         74,001
Dollar Tree Stores Inc.(1)                1,947         62,382
eBay Inc.(1)                              2,973        154,745
Edison Brothers Stores Warrants
  (Expires 09/26/05)(1)                      16              -
Family Dollar Stores Inc.                 4,806        157,829
Federated Department Stores Inc.(1)       3,379        141,614
Gap Inc. (The)                           13,912        166,527
Golden State Bancorp Inc.(1)                800            968
Home Depot Inc.                          36,832      1,841,600
Intimate Brands Inc.                      1,835         35,471
Kohls Corp.(1)                            6,429        435,050
Limited Inc.                              7,197        129,618
Lowe's Companies Inc.                    11,914        539,108
May Department Stores Co.                 5,349        195,987
McDonald's Corp.                         22,181        578,924
Nordstrom Inc.                            3,231         82,261
Office Depot Inc.(1)                      5,141         97,730
Outback Steakhouse Inc.(1)                1,644         58,625
Payless Shoesource Inc.(1)                  825         49,038
Penney (J.C.) Company Inc.                6,106        119,311
Pier 1 Imports Inc.                       2,607         52,062
RadioShack Corp.                          3,284         90,113
Rite Aid Corp.(1)                         6,347         21,199
Ross Stores Inc.                          2,190         78,971
Saks Inc.(1)                              3,726         42,849
Sears, Roebuck and Co.                    4,826        253,751
Staples Inc.(1)                           7,389        145,342
Starbucks Corp.(1)                        5,669        130,444
Target Corp.                             13,984        585,930
Tiffany & Co.                             2,695         88,423
TJX Companies Inc.                        4,704        178,611
Toys R Us Inc.(1)                         3,822         68,070
Tractor Supply Co.(1)                       500         21,655
Tricon Global Restaurants Inc.(1)         2,690        159,060
Walgreen Co.                             16,715        672,612
Wal-Mart Stores Inc.                     69,862      4,332,143

LIFEPATH 2020 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2002


SECURITY                                 SHARES          VALUE
--------------------------------------------------------------
RETAIL (CONTINUED)
--------------------------------------------------------------
Wendy's International Inc.                3,632    $   112,628
--------------------------------------------------------------
                                                    13,381,839
--------------------------------------------------------------

SEMICONDUCTORS - 2.21%
--------------------------------------------------------------
Advanced Micro Devices Inc.(1)            4,710         63,585
Altera Corp.(1)                           6,608        126,015
Analog Devices Inc.(1)                    6,112        227,428
Applied Materials Inc.(1)                13,398        582,411
Applied Micro Circuits Corp.(1)           5,514         42,403
Atmel Corp.(1)                            4,651         33,627
Broadcom Corp. "A"(1)                     5,039        154,445
Conexant Systems Inc.(1)                  5,681         58,173
Cree Inc.(1)                              1,824         25,664
Cypress Semiconductor Corp.(1)            2,127         42,221
Integrated Device Technology
  Inc.(1)                                 2,318         59,271
Intel Corp.                             106,617      3,043,915
International Rectifier Corp.(1)          1,442         52,950
Intersil Corp. "A"(1)                       400         11,096
KLA-Tencor Corp.(1)                       3,729        215,946
Lam Research Corp.(1)                     3,438         74,398
Lattice Semiconductor Corp.(1)            2,510         43,122
Linear Technology Corp.                   5,953        219,249
LSI Logic Corp.(1)                        5,550         83,195
Maxim Integrated Products Inc.(1)         6,195        283,483
Microchip Technology Inc.(1)              2,577         88,082
Micron Technology Inc.(1)                 9,885        317,803
Mykrolis Corp.(1)                         1,098         11,644
National Semiconductor Corp.(1)           3,004         75,551
Novellus Systems Inc.(1)                  3,290        140,121
NVIDIA Corp.(1)                           2,510        128,035
PMC-Sierra Inc.(1)                        3,300         48,213
QLogic Corp.(1)                           1,883         70,142
Rambus Inc.(1)                            1,259          8,624
Teradyne Inc.(1)                          3,320        111,253
Texas Instruments Inc.                   29,447        864,269
TranSwitch Corp.(1)                       1,561          4,480
TriQuint Semiconductor Inc.(1)            2,598         23,512
Varian Semiconductor Equipment
  Associates Inc.(1)                      1,367         46,505
Vitesse Semiconductor Corp.(1)            4,020         28,220
Xilinx Inc.(1)                            5,507        197,811
--------------------------------------------------------------
                                                     7,606,862
--------------------------------------------------------------

SOFTWARE - 3.05%
--------------------------------------------------------------
Adobe Systems Inc.                        4,103        149,267
Akamai Technologies Inc.(1)                 612          1,903
Ariba Inc.(1)                             2,516         11,146
Autodesk Inc.                             2,242         99,029
Automatic Data Processing Inc.           10,766        567,476
BEA Systems Inc.(1)                       5,308         67,465
BMC Software Inc.(1)                      5,110         82,016
BroadVision Inc.(1)                       4,108          7,846
Cadence Design Systems Inc.(1)            5,185        109,663

SECURITY                                 SHARES          VALUE
--------------------------------------------------------------
SOFTWARE (CONTINUED)
--------------------------------------------------------------
Certegy Inc.(1)                           1,660    $    61,669
CheckFree Corp.(1)                        1,549         21,609
ChoicePoint Inc.(1)                       1,774         94,377
Citrix Systems Inc.(1)                    3,559         53,990
CMGI Inc.(1)                              2,573          3,782
Computer Associates International
  Inc.                                   11,039        179,715
Compuware Corp.(1)                        6,074         69,304
DoubleClick Inc.(1)                       2,130         22,940
eFunds Corp.(1)                           1,862         32,548
Electronic Arts Inc.(1)                   2,501        134,604
First Data Corp.                          6,359        518,386
Fiserv Inc.(1)                            3,397        145,188
i2 Technologies Inc.(1)                   3,689         20,105
IMS Health Inc.                           5,314        106,280
InfoSpace Inc.(1)                         3,487          4,707
Inktomi Corp.(1)                          1,630          7,123
Intuit Inc.(1)                            4,883        185,017
Macromedia Inc.(1)                          763         13,353
Mercury Interactive Corp.(1)              2,061         69,827
Micromuse Inc.(1)                         1,824         16,525
Microsoft Corp.(1)                       86,048      5,020,040
Network Associates Inc.(1)                3,282         77,849
Novell Inc.(1)                            5,988         24,491
Openwave Systems Inc.(1)                  2,742         15,328
Oracle Corp.(1)                          92,681      1,540,358
Parametric Technology Corp.(1)            4,601         33,863
PeopleSoft Inc.(1)                        5,199        151,135
Peregrine Systems Inc.(1)                 3,504         31,536
Rational Software Corp.(1)                3,828         71,048
RealNetworks Inc.(1)                      1,767          9,630
Reynolds & Reynolds Co. "A"               3,434        100,788
Siebel Systems Inc.(1)                    7,841        217,666
Sybase Inc.(1)                            2,463         41,551
Symantec Corp.(1)                         3,598        129,744
TIBCO Software Inc.(1)                    2,424         25,573
VA Linux Systems Inc.(1)                    515            901
Vignette Corp.(1)                         2,001          5,603
webMethods Inc.(1)                          701         12,057
Yahoo! Inc.(1)                            9,834        142,200
--------------------------------------------------------------
                                                    10,508,221
--------------------------------------------------------------

TELECOMMUNICATION EQUIPMENT - 0.53%
--------------------------------------------------------------
ADC Telecommunications Inc.(1)           11,744         42,278
Advanced Fibre Communications
  Inc.(1)                                 1,645         26,731
American Tower Corp.(1)                   4,726         22,874
Andrew Corp.(1)                           2,269         38,142
Avaya Inc.(1)                             6,295         33,678
CIENA Corp.(1)                            5,522         42,851
Comverse Technology Inc.(1)               3,074         48,108
Digital Lightwave Inc.(1)                 1,044          5,043
Harris Corp.                              1,881         64,424
JDS Uniphase Corp.(1)                    21,928        106,351
Lucent Technologies Inc.                 53,738        300,395

LIFEPATH 2020 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2002


SECURITY                               SHARES        VALUE
--------------------------------------------------------------
TELECOMMUNICATION EQUIPMENT (CONTINUED)
--------------------------------------------------------------
Motorola Inc.                            37,246   $    484,198
Nx Networks Inc.(1)                          58              -
QUALCOMM Inc.(1)                         12,389        411,934
RF Micro Devices Inc.(1)                  3,041         47,561
Scientific-Atlanta Inc.                   3,315         74,157
Sonus Networks Inc.(1)                    2,730          7,235
Sycamore Networks Inc.(1)                 1,698          5,926
Tellabs Inc.(1)                           6,894         70,732
Terayon Communication Systems
  Inc.(1)                                   800          4,728
Williams Communications Group
  Inc.(1)                                 6,103            793
--------------------------------------------------------------
                                                     1,838,139
--------------------------------------------------------------

TELECOMMUNICATIONS - 1.08%
--------------------------------------------------------------
Adelphia Business Solutions Inc.(1)       1,786            143
Allegiance Telecom Inc.(1)                2,270          5,947
AT&T Wireless Services Inc.(1)           42,363        427,443
Broadwing Inc.(1)                         5,114         32,116
Citizen Communications Co.(1)             6,091         55,489
Corning Inc.                             15,334        103,198
Cox Communications Inc. "A"(1)            6,427        236,835
Crown Castle International Corp.(1)       2,641         16,401
EchoStar Communications Corp.(1)          4,616        120,570
Emulex Corp.(1)                           1,724         55,961
General Motors Corp. "H"(1)               8,386        123,694
Leap Wireless International Inc.(1)       4,046         19,057
Level 3 Communications Inc.(1)            3,988         12,044
Loral Space & Communications
  Ltd.(1)                                 3,673          7,309
McLeodUSA Inc. "A"(1)                     4,623            832
Metromedia Fiber Network
  Inc. "A"(1)                             4,039          1,252
MRV Communications Inc.(1)                1,430          3,589
Newport Corp.                             1,212         22,919
Next Level Communications Inc.(1)         1,767          2,863
Nextel Communications Inc. "A"(1)        14,089         70,304
NTL Inc.(1)                               1,633            294
Powerwave Technologies Inc.(1)              744          9,694
Qwest Communications International
  Inc.                                   28,849        250,986
Sprint Corp. (PCS Group)(1)              15,803        146,178
Verizon Communications Inc.              42,348      1,981,886
--------------------------------------------------------------
                                                     3,707,004
--------------------------------------------------------------

TELEPHONE - 1.51%
--------------------------------------------------------------
Alltel Corp.                              5,922        329,559
AT&T Corp.                               57,898        899,735
BellSouth Corp.                          28,086      1,088,613
CenturyTel Inc.                           3,983        132,236
SBC Communications Inc.                  53,899      2,039,538

SECURITY                               SHARES        VALUE
--------------------------------------------------------------
TELEPHONE (CONTINUED)
--------------------------------------------------------------
Sprint Corp. (FON Group)                 14,723   $    207,447
Telephone & Data Systems Inc.             1,632        142,229
WorldCom Inc.(1)                         48,038        361,246
--------------------------------------------------------------
                                                     5,200,603
--------------------------------------------------------------

TEXTILES - 0.05%
--------------------------------------------------------------
Cintas Corp.                              3,956        175,211
--------------------------------------------------------------
                                                       175,211
--------------------------------------------------------------

TOBACCO - 0.61%
--------------------------------------------------------------
Philip Morris Companies Inc.             34,095      1,795,443
R.J. Reynolds Tobacco Holdings Inc.       3,461        227,215
UST Inc.                                  2,480         86,453
--------------------------------------------------------------
                                                     2,109,111
--------------------------------------------------------------

TOYS / GAMES / HOBBIES - 0.05%
--------------------------------------------------------------
Hasbro Inc.                               3,995         57,168
Marvel Enterprises Inc. "C"
  Warrants (Expires 10/02/01)(1)             66              1
Mattel Inc.                               6,198        117,452
--------------------------------------------------------------
                                                       174,621
--------------------------------------------------------------

TRANSPORTATION - 0.34%
--------------------------------------------------------------
Burlington Northern Santa Fe Corp.        5,838        169,419
CNF Transportation Inc.                   2,062         63,943
CSX Corp.                                 4,032        152,168
FedEx Corp.(1)                            5,129        296,764
Kansas City Southern Industries
  Inc.                                    4,045         58,005
Norfolk Southern Corp.                    6,812        162,057
Old Dominion Freight Line Inc.(1)         2,916         37,616
Union Pacific Corp.                       3,622        219,747
--------------------------------------------------------------
                                                     1,159,719
--------------------------------------------------------------

TRUCKING & LEASING - 0.02%
--------------------------------------------------------------
GATX Corp.                                1,859         56,923
--------------------------------------------------------------
                                                        56,923
--------------------------------------------------------------

WATER - 0.07%
--------------------------------------------------------------
American Water Works Inc.                 2,741        118,165
Connecticut Water Service Inc.            2,616         73,483
Middlesex Water Co.                       2,332         53,053
--------------------------------------------------------------
                                                       244,701
--------------------------------------------------------------

TOTAL U.S. COMMON STOCKS
(Cost: $226,738,197)                               189,065,805
--------------------------------------------------------------

LIFEPATH 2020 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2002


SECURITY                                 SHARES          VALUE
--------------------------------------------------------------

INTERNATIONAL COMMON STOCKS - 17.42%

AUSTRALIA - 0.95%
--------------------------------------------------------------
Coles Myer Ltd. ADR                      10,219     $  369,928
National Australia Bank ADR              11,366      1,046,809
Newcrest Mining Ltd.                     80,855        189,887
News Corporation Ltd. ADR                 8,760        224,081
Rio Tinto PLC ADR                         9,615        768,719
Westpac Banking Corp. ADR                16,195        685,858
--------------------------------------------------------------
                                                     3,285,282
--------------------------------------------------------------
CANADA - 0.24%
--------------------------------------------------------------
Alcan Aluminum Ltd.                       4,951        200,714
Barrick Gold Corp.                        8,807        158,966
Inco Ltd.(1)                              4,948         92,181
Nortel Networks Corp.                    50,115        254,083
Placer Dome Inc.                         11,222        130,400
--------------------------------------------------------------
                                                       836,344
--------------------------------------------------------------
DENMARK - 0.90%
--------------------------------------------------------------
Novo-Nordisk A/S ADR                     65,778      2,568,631
TDC A/S ADR                              33,035        518,650
--------------------------------------------------------------
                                                     3,087,281
--------------------------------------------------------------
FINLAND - 0.33%
--------------------------------------------------------------
Nokia OYJ ADR                            44,658        927,547
Stora Enso OYJ - R Shares                16,832        218,395
--------------------------------------------------------------
                                                     1,145,942
--------------------------------------------------------------

FRANCE - 2.24%
--------------------------------------------------------------
Alcatel SA ADR                           39,930        546,642
Aventis SA ADR                           23,879      1,770,628
AXA-UAP ADR                              44,745        825,098
France Telecom SA ADR                     6,308        165,270
LVMH Moet-Hennessy Louis Vuitton
  ADR                                    50,469        472,390
Total Fina SA ADR                        49,505      3,641,093
Total Fina SA Warrants (Expires
  08/08/03)                                  81          2,147
Vivendi Universal SA ADR                  7,022        271,751
--------------------------------------------------------------
                                                     7,695,019
--------------------------------------------------------------

GERMANY - 0.72%
--------------------------------------------------------------
DaimlerChrysler AG                       40,129      1,600,345
Deutsche Telekom AG ADR                  37,720        531,475
SAP AG ADR                               11,445        391,076
--------------------------------------------------------------
                                                     2,522,896
--------------------------------------------------------------

HONG KONG - 0.15%
--------------------------------------------------------------
ASM Pacific Technology Ltd.              67,500        130,686
Bank of East Asia Ltd.                   78,800        150,038
Giordano International Ltd.             150,000         76,450
Hang Lung Properties Ltd.                26,000         25,836

SECURITY                                 SHARES          VALUE
--------------------------------------------------------------
HONG KONG (CONTINUED)
--------------------------------------------------------------
Hong Kong Exchanges & Clearing Ltd.      10,000     $   14,040
Sino Land Co. Ltd.                      350,000        118,922
Wharf Holdings Ltd.                       5,000         10,995
--------------------------------------------------------------
                                                       526,967
--------------------------------------------------------------

IRELAND - 0.35%
--------------------------------------------------------------
Allied Irish Banks PLC ADR               53,666      1,189,239
--------------------------------------------------------------
                                                     1,189,239
--------------------------------------------------------------

ITALY - 0.56%
--------------------------------------------------------------
Benetton Group SpA ADR                   23,003        558,973
ENI-Ente Nazionale Idrocarburi SpA
  ADR                                     7,224        501,996
Fiat SpA ADR                             21,073        264,888
San Paolo-IMI SpA ADR                    28,328        570,809
--------------------------------------------------------------
                                                     1,896,666
--------------------------------------------------------------

JAPAN - 3.57%
--------------------------------------------------------------
Anritsu Corp.                             3,000         21,767
Asatsu-DK Inc.                            4,200         82,854
Canon Inc. ADR                           12,647        438,092
CSK Corp.                                 1,100         23,755
Daicel Chemical Industries Ltd.          31,000         85,941
Daifuku Co. Ltd.                         37,000        129,116
Daimaru Inc. (The)                       17,000         50,813
Fuji Machine Manufacturing Co. Ltd.       7,200        109,755
Fuji Photo Film Co. Ltd. ADR              9,554        304,964
Fujikura Ltd.                            13,000         43,228
Gunma Bank Ltd.                          10,000         44,685
Hitachi Cable Ltd.                       15,000         57,276
Hitachi Ltd. ADR                          5,744        359,057
Hitachi Zosen Corp.(1)                  193,000         85,089
Honda Motor Company Ltd. ADR             25,876        515,191
Ito-Yokado Co. Ltd. ADR                  11,793        466,413
Japan Air Lines ADR                      74,271        393,636
JGC Corp.                                 2,000         13,495
JSR Corp.                                 4,000         28,126
Kaken Pharmaceutical Co. Ltd.            17,000         87,017
Katokichi Co. Ltd.                        7,800        104,622
Kikkoman Corp.                           28,000        137,254
Kinden Corp.                              7,000         24,846
Kirin Brewery Co. Ltd. ADR                9,401        601,852
Kubota Corp. ADR                         10,876        600,899
Kurita Water Industries Ltd.              1,000         12,031
Kyocera Corp. ADR                         4,071        242,225
Makita Corp. ADR                         11,884         71,304
Matsushita Electric Industrial Co.
  Ltd. ADR                               29,617        357,181
Meitec Corp.                              3,300         78,169
Mitsubishi Corp. ADR                     33,966        470,429
Mitsubishi Gas Chemical Co. Inc.         46,000         80,090

LIFEPATH 2020 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2002


SECURITY                               SHARES        VALUE


--------------------------------------------------------------
JAPAN (CONTINUED)
--------------------------------------------------------------
Mitsui & Co. ADR                          4,626   $    508,860
Mitsui Engineering & Shipbuilding
  Co. Ltd.(1)                            50,000         44,835
Mitsui O.S.K. Lines Ltd.                  5,000          9,639
Mitsui Trust Holdings Inc.(1)            55,000         74,799
Mitsumi Electric Co. Ltd.                 5,700         76,795
Namco Ltd.(1)                             3,800         63,747
NEC Corp. ADR                            43,730        317,043
Nichirei Corp.                           42,000        101,999
Nikon Corp.                               1,000          9,042
Nippon Sanso Corp.                       31,000         83,856
Nippon Telegraph & Telephone Corp.
  ADR                                    23,409        374,778
Nishimatsu Construction Co. Ltd.         33,000         87,540
Nissan Chemical Industries Ltd.          18,000         87,697
Nissan Motor Co. Ltd. ADR                40,594        520,821
NKK Corp.(1)                             53,000         43,168
Oki Electric Industry Co. Ltd.            3,000          6,344
Pioneer Corp. ADR                        16,460        312,575
Q.P. Corp.                               20,000        145,713
Ricoh Corp. Ltd. ADR                      5,024        442,112
Rohm Co. Ltd.                               100         14,459
Sekisui Chemical Co. Ltd.                10,000         24,211
77 Bank Ltd. (The)                       10,000         37,437
Showa Denko K.K.(1)                      40,000         51,709
Softbank Corp.                              500          6,736
Sony Corp. ADR                            7,740        357,588
Sumitomo Metal Industries Ltd.(1)       169,000         64,405
Sumitomo Metal Mining Co. Ltd.           11,000         42,167
Suruga Bank Ltd. (The)                    2,000         10,148
Takuma Co. Ltd                           25,000        165,701
Teikoku Oil Co. Ltd.                     16,000         64,801
Toda Corp.                               15,000         35,644
Tokio Marine and Fire Insurance Co.
  Ltd. ADR                               25,899        924,594
Toyota Motor Corp. ADR                   16,858        867,344
Trans Cosmos Inc.                         1,300         30,211
Ube Industries Ltd.                      31,000         30,346
Yamazaki Baking Co. Ltd.                 24,000        125,178
Yokogawa Electric Corp.                   3,000         23,785
--------------------------------------------------------------
                                                    12,308,999
--------------------------------------------------------------
NETHERLANDS - 1.92%
--------------------------------------------------------------
Abn Amro Holding NV ADR                  42,781        751,662
Aegon NV ADR                             21,309        460,274
Akzo Nobel NV ADR                        12,353        548,844
Elsevier NV ADR                          38,913        992,282
ING Groep NV ADR                         16,996        403,995
Koninklijke Ahold NV ADR                 30,081        701,188
Koninklijke (Royal) Philips
  Electronics NV - NY Shares(1)          22,377        580,907
Royal Dutch Petroleum Co. - NY
  Shares                                 32,314      1,659,970

SECURITY                               SHARES        VALUE


--------------------------------------------------------------
NETHERLANDS (CONTINUED)
--------------------------------------------------------------
Unilever NV - NY Shares                   8,656   $    504,472
--------------------------------------------------------------
                                                     6,603,594
--------------------------------------------------------------

NEW ZEALAND - 0.05%
--------------------------------------------------------------
Telecom Corp. of New Zealand Ltd.
  ADR                                    10,375        179,280
--------------------------------------------------------------
                                                       179,280
--------------------------------------------------------------

PORTUGAL - 0.07%
--------------------------------------------------------------
Banco Comercial Portugues ADR            14,551        252,460
--------------------------------------------------------------
                                                       252,460
--------------------------------------------------------------

SINGAPORE - 0.20%
--------------------------------------------------------------
Chartered Semiconductor
  Manufacturing Ltd. ADR(1)               5,209        117,098
Hotel Properties Ltd.                   156,000        110,708
Neptune Orient Lines Ltd.(1)            120,000         78,609
Parkway Holdings Ltd.                   211,000        103,090
Singapore Exchange Ltd.                 197,000        138,729
SMRT Corp. Ltd.                         335,000        127,098
ST Assembly Test Services Ltd.(1)        12,000         15,394
Venture Manufacturing Ltd.                2,000         16,049
--------------------------------------------------------------
                                                       706,775
--------------------------------------------------------------

SPAIN - 0.68%
--------------------------------------------------------------
Banco Bilbao Vizcaya Argentaria SA
  ADR                                    41,026        477,543
Banco Santander Central Hispano SA
  ADR                                   118,876        949,819
Repsol SA ADR                            24,863        304,323
Telefonica SA ADR                        17,857        626,607
--------------------------------------------------------------
                                                     2,358,292
--------------------------------------------------------------

SWEDEN - 0.13%
--------------------------------------------------------------
Telefonaktiebolaget LM Ericsson AB
  ADR(1)                                109,241        460,997
--------------------------------------------------------------
                                                       460,997
--------------------------------------------------------------

SWITZERLAND - 0.44%
--------------------------------------------------------------
Adecco SA ADR                            29,005        432,175
Credit Suisse Group(1)                    5,972        206,378
Kudelski SA - Bearer(1)                   1,347         68,757




SECURITY                               SHARES        VALUE

Sulzer Medica ADR                        14,966        114,340
Swiss Re                                  2,199        197,722
UBS AG - Registered(1)                    7,384        341,603
Zurich Financial Services AG                805        155,625
--------------------------------------------------------------
                                                     1,516,600
--------------------------------------------------------------

LIFEPATH 2020 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2002


                                      SHARES OR
SECURITY                             FACE AMOUNT      VALUE

---------------------------------------------------------------

UNITED KINGDOM - 3.92%
---------------------------------------------------------------
Arm Holdings PLC(1)                       15,550   $     62,243
AstraZeneca PLC ADR                       24,885      1,268,637
Barclays PLC ADR                           8,537      1,030,416
BHP Billiton PLC                          41,751        236,210
BP PLC ADR                                22,914      1,135,389
British Sky Broadcasting PLC ADR           6,736        410,963
British Telecom PLC ADR(1)                14,358        526,221
Cadbury Schweppes PLC ADR                 28,624        780,004
Diageo PLC ADR                            40,162      1,939,423
GlaxoSmithKline PLC ADR                   64,078      3,136,618
Hanson PLC ADR                            24,474        818,411
Hong Kong & Shanghai Banking ADR           7,425        416,246
Reuters Group PLC ADR                      7,085        312,165
Royal Bank of Scotland Group PLC           3,401         83,316
Vodafone Group PLC ADR                    70,313      1,335,947
---------------------------------------------------------------
                                                     13,492,209
---------------------------------------------------------------

TOTAL INTERNATIONAL COMMON STOCKS
(Cost: $78,790,427)                                  60,064,842
---------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $305,528,624)                                249,130,647
---------------------------------------------------------------


                                      SHARES OR
SECURITY                             FACE AMOUNT      VALUE

U.S. GOVERNMENT OBLIGATIONS - 26.42%
---------------------------------------------------------------
U.S. Treasury Bonds
  5.25%,  11/15/28                   $ 3,000,000      2,856,915
  6.00%,  02/15/26                     6,000,000      6,288,750
  8.75%,  11/15/08                       200,000        219,242
  9.13%,  05/15/09                       300,000        336,996
  9.38%,  02/15/06                       450,000        537,310
  10.00%,  05/15/10                      300,000        354,609
  10.75%,  05/15/03                      600,000        659,344
  10.75%,  08/15/05                    1,400,000      1,710,953
  11.13%,  08/15/03                      300,000        336,293
  11.63%,  11/15/04                      500,000        603,926
  11.88%,  11/15/03                      550,000        632,543
  12.00%,  05/15/05                      300,000        374,719
  12.38%,  05/15/04                      400,000        477,828
  13.75%,  08/15/04                      100,000        124,441
U.S. Treasury Notes
  2.75%,  10/31/03                     2,800,000      2,799,672
  4.00%,  04/30/03                       900,000        917,332
  4.25%,  11/15/03                     1,300,000      1,331,333
  4.63%,  05/15/06                     4,400,000      4,492,814
  4.75%,  02/15/04                     3,900,000      4,030,560
  4.75%,  11/15/08                     4,500,000      4,528,300
  5.25%,  08/15/03                     1,100,000      1,141,895
  5.25%,  05/15/04                     3,150,000      3,290,027
  5.38%,  06/30/03                     1,100,000      1,141,852
  5.50%,  03/31/03                       900,000        931,148
  5.50%,  05/31/03                       600,000        622,898
  5.50%,  02/15/08                     1,000,000      1,051,875


SECURITY                             FACE AMOUNT      VALUE

---------------------------------------------------------------
  5.63%,  02/15/06                   $ 1,300,000   $  1,377,594
  5.63%,  05/15/08                     2,600,000      2,747,875
  5.75%,  04/30/03                     1,100,000      1,143,141
  5.75%,  08/15/03                     3,250,000      3,395,870
  5.75%,  08/15/10                     1,440,000      1,527,188
  5.88%,  02/15/04                     5,060,000      5,335,730
  5.88%,  11/15/04                       900,000        955,828
  5.88%,  11/15/05                     1,200,000      1,281,422
  6.00%,  08/15/04                     2,300,000      2,445,997
  6.13%,  08/15/07                     3,040,000      3,289,493
  6.25%,  02/15/07                     1,350,000      1,466,913
  6.50%,  05/15/05                     1,100,000      1,193,285
  6.50%,  08/15/05                     1,650,000      1,793,989
  6.50%,  10/15/06                     3,020,000      3,305,958
  6.50%,  02/15/10                        30,000         33,279
  6.63%,  05/15/07                     1,640,000      1,811,111
  6.75%,  05/15/05                     3,250,000      3,547,450
  7.00%,  07/15/06                     1,600,000      1,780,374
  7.25%,  05/15/04                     3,400,000      3,693,780
  7.25%,  08/15/04                     1,900,000      2,075,898
  7.50%,  02/15/05                     3,500,000      3,884,045
  7.88%,  11/15/04                     1,000,000      1,112,578
---------------------------------------------------------------

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $88,126,040)                                  90,992,373
---------------------------------------------------------------

SHORT TERM INSTRUMENTS - 11.56%
---------------------------------------------------------------
Barclays Global Investors Funds
  Institutional Money Market Fund,
  Institutional Shares                21,537,250     21,537,250
Dreyfus Money Market Fund              4,892,937      4,892,937
General Electric Commercial Paper
  1.77%, 03/11/02                      5,000,000      5,000,000
Goldman Sachs Financial Square
  Prime Obligation Fund                1,774,132      1,774,132
Providian Temp Cash Money Market
  Fund                                 6,598,788      6,598,788
---------------------------------------------------------------

TOTAL SHORT TERM INSTRUMENTS
(Cost: $39,803,107)                                  39,803,107
---------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES - 110.33%
(Cost $433,457,771)                                 379,926,127
---------------------------------------------------------------

Other Assets, Less Liabilities - (10.33%)           (35,578,531)
---------------------------------------------------------------

NET ASSETS - 100.00%                               $344,347,596
---------------------------------------------------------------
(1) NON-INCOME EARNING SECURITIES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL
STATEMENTS.

LIFEPATH 2030 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2002


SECURITY                               SHARES        VALUE

--------------------------------------------------------------

COMMON STOCKS - 83.46%
U.S. COMMON STOCKS - 63.48%
ADVERTISING - 0.20%
--------------------------------------------------------------
Harte-Hanks Inc.                            880   $     26,620
Interpublic Group of Companies Inc.       2,401         65,307
Omnicom Group Inc.                        1,301        121,696
TMP Worldwide Inc.(1)                     1,000         27,920
--------------------------------------------------------------
                                                       241,543
--------------------------------------------------------------

AEROSPACE / DEFENSE - 0.82%
--------------------------------------------------------------
Boeing Co.                                5,559        255,492
General Dynamics Corp.                    1,552        141,046
Goodrich (B.F.) Co.                         807         24,089
Lockheed Martin Corp.                     2,735        154,281
Northrop Grumman Corp.                      643         68,827
Raytheon Co.                              2,478         95,874
Rockwell Collins                          1,215         28,249
United Technologies Corp.                 3,021        220,382
--------------------------------------------------------------
                                                       988,240
--------------------------------------------------------------

AIRLINES - 0.17%
--------------------------------------------------------------
AMR Corp.(1)                              1,274         33,251
Continental Airlines Inc. "B"(1)            486         15,309
Delta Air Lines Inc.                        386         13,317
Northwest Airlines Corp. "A"(1)             501          7,986
Southwest Airlines Co.                    4,760        100,484
U.S. Airways Group Inc.(1)                  488          2,596
UAL Corp.                                 2,315         29,678
--------------------------------------------------------------
                                                       202,621
--------------------------------------------------------------

APPAREL - 0.20%
--------------------------------------------------------------
Jones Apparel Group Inc.(1)                 746         26,602
Liz Claiborne Inc.                        1,636         49,587
Nike Inc. "B"                             1,671         98,355
VF Corp.                                  1,482         62,318
--------------------------------------------------------------
                                                       236,862
--------------------------------------------------------------

AUTO MANUFACTURERS - 0.35%
--------------------------------------------------------------
Ford Motor Company                       11,192        166,537
General Motors Corp. "A"                  3,390        179,602
Navistar International Corp.                606         25,767
PACCAR Inc.                                 718         51,646
--------------------------------------------------------------
                                                       423,552
--------------------------------------------------------------

AUTO PARTS & EQUIPMENT - 0.16%
--------------------------------------------------------------
Dana Corp.                                1,329         24,719
Delphi Automotive Systems Corp.           3,686         58,939
Goodyear Tire & Rubber Co.                1,014         27,885
TRW Inc.                                    928         46,632


SECURITY                               SHARES        VALUE

--------------------------------------------------------------
AUTO PARTS & EQUIPMENT (CONTINUED)
--------------------------------------------------------------
Visteon Corp.                             2,565   $     36,372
--------------------------------------------------------------
                                                       194,547
--------------------------------------------------------------

BANKS - 4.76%
--------------------------------------------------------------
AmSouth Bancorp                           2,931         61,991
Associated Bancorp                        1,735         63,605
Bank of America Corp.                    10,025        641,099
Bank of New York Co. Inc.                 4,533        170,622
Bank One Corp.                            6,966        249,661
BB&T Corp.                                2,424         89,712
Charter One Financial Inc.                2,090         63,661
City National Corp.                       1,858         94,424
Comerica Inc.                             1,087         65,057
Commerce Bancshares Inc.                    603         25,169
Compass Bancshares Inc.                   1,104         33,065
Fifth Third Bancorp                       3,899        248,600
First Tennessee National Corp.            2,662         91,839
First Virginia Banks Inc.                   939         49,636
FleetBoston Financial Corp.               6,610        220,642
Golden West Financial Corp.               1,108         70,635
Hibernia Corp. "A"                        1,646         30,286
Huntington Bancshares Inc.                2,058         37,970
JP Morgan Chase & Co.                    12,122        354,568
KeyCorp                                   2,839         71,202
M&T Bank Corp.                              799         61,123
Marshall & Ilsley Corp.                   1,702        103,805
Mellon Financial Corp.                    2,981        107,316
Mercantile Bankshares Corp.                 825         36,143
National City Corp.                       3,666        104,554
National Commerce Financial Corp.         1,118         29,459
North Fork Bancorp                        2,877         99,487
Northern Trust Corp.                      1,322         71,547
Pacific Century Financial Corp.             883         22,358
PNC Financial Services Group              1,751         96,200
Regions Financial Corp.                   3,498        113,685
Sky Financial Group Inc.                  1,108         23,057
SouthTrust Corp.                          2,116         53,471
State Street Corp.                        2,007        101,755
SunTrust Banks Inc.                       1,764        110,762
Synovus Financial Corp.                   1,821         53,355
TCF Financial Corp.                       1,104         56,746
Trustmark Corp.                             844         20,610
U.S. Bancorp                             11,980        249,783
Union Planters Corp.                      3,094        144,057
Valley National Bancorp                   1,361         47,199
Wachovia Corp.                            7,997        265,740
Washington Federal Inc.                   1,518         39,377
Washington Mutual Inc.                    9,692        315,281
Wells Fargo & Company                    11,345        532,080
Wilmington Trust Corp.                      294         19,283
Zions Bancorp                             1,735         91,695
--------------------------------------------------------------
                                                     5,703,372
--------------------------------------------------------------

LIFEPATH 2030 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2002


SECURITY                               SHARES        VALUE

--------------------------------------------------------------

BEVERAGES - 1.31%
--------------------------------------------------------------
Anheuser-Busch Companies Inc.             4,572   $    232,486
Brown-Forman Corp. "B"                      431         29,286
Coca-Cola Co.                            15,010        711,324
Coca-Cola Enterprises Inc.                2,670         46,538
Coors (Adolf) Company "B"                   254         15,370
PepsiAmericas Inc.                          797         10,935
PepsiCo Inc.                             10,411        525,755
--------------------------------------------------------------
                                                     1,571,694
--------------------------------------------------------------

BIOTECHNOLOGY - 0.81%
--------------------------------------------------------------
Amgen Inc.(1)                             6,831        396,061
Applera Corp. - Celera Genomics
  Group(1)                                1,076         21,735
Biogen Inc.(1)                            1,166         61,973
Chiron Corp.(1)                           2,072         89,966
CuraGen Corp.(1)                          1,146         19,058
Genentech Inc.(1)                         1,515         71,508
Genzyme Corp. - General Division(1)       1,554         68,967
IDEC Pharmaceuticals Corp.(1)             1,100         69,102
Immunex Corp.(1)                          4,514        129,732
Millennium Pharmaceuticals Inc.(1)        2,038         38,274
--------------------------------------------------------------
                                                       966,376
--------------------------------------------------------------

BUILDING MATERIALS - 0.12%
--------------------------------------------------------------
American Standard Companies Inc.(1)         491         32,062
Masco Corp.                               2,990         83,929
Vulcan Materials Co.                        671         32,429
--------------------------------------------------------------
                                                       148,420
--------------------------------------------------------------

CHEMICALS - 0.94%
--------------------------------------------------------------
Air Products & Chemicals Inc.             1,707         82,789
Ashland Inc.                                450         19,525
Cabot Corp.                                 809         26,438
Cabot Microelectronics Corp.(1)             553         30,437
Crompton Corp.                            1,379         13,707
Dow Chemical Co.                          5,557        173,823
Du Pont (E.I.) de Nemours                 6,338        296,872
Eastman Chemical Co.                        822         36,168
Engelhard Corp.                           1,064         30,611
IMC Global Inc.                           1,055         14,031
Lubrizol Corp.                              831         27,340
Lyondell Chemical Co.                     1,089         17,021
Millennium Chemicals Inc.                   895         12,217
Olin Corp.                                1,797         30,351
PPG Industries Inc.                       1,278         65,625
Praxair Inc.                              1,071         62,011
Rohm & Haas Co. "A"                       1,409         54,120
Sherwin-Williams Co.                      1,202         31,757
Sigma-Aldrich Corp.                       1,341         61,136
Solutia Inc.                              1,174          7,983
Valspar Corp.                               627         27,764
--------------------------------------------------------------
                                                     1,121,726
--------------------------------------------------------------


SECURITY                               SHARES        VALUE

--------------------------------------------------------------

COAL - 0.01%
--------------------------------------------------------------
Massey Energy Co.                           573   $      8,102
--------------------------------------------------------------
                                                         8,102
--------------------------------------------------------------

COMMERCIAL SERVICES - 0.96%
--------------------------------------------------------------
Apollo Group Inc. "A"(1)                  1,117         54,230
Arbitron Inc.(1)                            575         17,710
Block (H & R) Inc.                        2,340        118,053
Caremark Rx Inc.(1)                       2,238         39,053
Cendant Corp.(1)                          8,390        146,070
Comdisco Inc.(1)                            995            368
Concord EFS Inc.(1)                       3,592        107,868
Convergys Corp.(1)                        1,507         45,948
Deluxe Corp.                              1,035         49,059
Donnelley (R.R.) & Sons Co.               1,257         35,963
Dun & Bradstreet Corp.(1)                   774         30,341
Ecolab Inc.                                 889         41,632
Equifax Inc.                              1,089         32,670
First Health Group Corp.(1)               1,814         41,686
Manpower Inc.                               788         26,422
McKesson Corp.                            2,444         86,151
Moody's Corp.                             1,295         47,915
MPS Group Inc.(1)                         1,184          7,803
Paychex Inc.                              2,461         90,934
Quintiles Transnational Corp.(1)          1,023         16,992
Robert Half International Inc.(1)         1,584         41,200
Servicemaster Co.                         2,027         27,506
Valassis Communications Inc.(1)             488         18,768
Viad Corp.                                  912         22,709
--------------------------------------------------------------
                                                     1,147,051
--------------------------------------------------------------

COMPUTERS - 3.31%
--------------------------------------------------------------
Affiliated Computer Services
  Inc. "A"(1)                               960         46,954
Apple Computer Inc.(1)                    2,403         52,145
Brocade Communications Systems
  Inc.(1)                                 1,688         37,085
Ceridian Corp.(1)                         1,031         19,177
Cisco Systems Inc.(1)                    46,082        657,590
Commerce One Inc.(1)                      1,015          1,705
Compaq Computer Corp.                    10,641        107,900
Computer Sciences Corp.(1)                1,172         55,682
Dell Computer Corp.(1)                   17,312        427,433
Diebold Inc.                              1,294         47,231
DST Systems Inc.(1)                         519         21,637
Echelon Corp.(1)                            992         15,773
Electronic Data Systems Corp.             2,978        175,791
Electronics For Imaging Inc.(1)             377          7,314
EMC Corp.(1)                             14,576        158,878
Enterasys Networks Inc.(1)                1,329          4,718
Gateway Inc.(1)                           2,019          9,287
Hewlett-Packard Co.                      14,509        291,921
International Business Machines
  Corp.                                  11,021      1,081,381
Internet Security Systems Inc.(1)           380          9,010

LIFEPATH 2030 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2002


SECURITY                               SHARES        VALUE

--------------------------------------------------------------
COMPUTERS (CONTINUED)
--------------------------------------------------------------
Juniper Networks Inc.(1)                  1,634   $     15,229
Lexmark International Group
  Inc. "A"(1)                               951         47,274
Maxtor Corp.(1)                           1,755         12,548
McDATA Corp. "A"(1)                         787         12,403
Mentor Graphics Corp.(1)                  1,504         32,652
NCR Corp.(1)                              1,314         54,925
Network Appliance Inc.(1)                 2,357         37,688
Palm Inc.(1)                              3,659         11,050
Quantum DLT & Storage Group(1)            1,386         12,335
Redback Networks Inc.(1)                    550          1,699
Riverstone Networks Inc.(1)               2,181          8,331
RSA Security Inc.(1)                        545          5,188
Sapient Corp.(1)                          1,142          5,013
Silicon Graphics Inc.(1)                  2,410          8,411
Storage Technology Corp.(1)               1,026         19,699
Sun Microsystems Inc.(1)                 21,723        184,863
SunGard Data Systems Inc.(1)              1,864         57,542
Synopsys Inc.(1)                            599         28,213
3Com Corp.(1)                             2,048          9,830
Unisys Corp.(1)                           1,914         21,245
VeriSign Inc.(1)                          2,025         48,053
Veritas Software Corp.(1)                 2,877        102,105
--------------------------------------------------------------
                                                     3,964,908
--------------------------------------------------------------

COSMETICS / PERSONAL CARE - 1.17%
--------------------------------------------------------------
Alberto-Culver Co. "B"                    1,087         56,600
Avon Products Inc.                        1,633         84,410
Colgate-Palmolive Co.                     3,190        178,576
Estee Lauder Companies Inc. "A"             528         16,474
Gillette Co.                              5,985        204,627
International Flavors & Fragrances
  Inc.                                      921         31,728
Kimberly-Clark Corp.                      2,981        186,611
Procter & Gamble Co.                      7,573        642,115
--------------------------------------------------------------
                                                     1,401,141
--------------------------------------------------------------

DISTRIBUTION / WHOLESALE - 0.24%
--------------------------------------------------------------
Costco Wholesale Corp.(1)                 3,960        163,390
Fastenal Co.                                259         19,358
Genuine Parts Co.                         1,175         42,923
Grainger (W.W.) Inc.                        691         40,956
Tech Data Corp.(1)                          537         24,595
--------------------------------------------------------------
                                                       291,222
--------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 3.95%
--------------------------------------------------------------
American Express Co.                      8,092        294,953
Bear Stearns Companies Inc.               1,141         62,858
Capital One Financial Corp.               1,433         70,604
Citigroup Inc.                           34,086      1,542,391
Countrywide Credit Industries Inc.          817         33,538
Edwards (A.G.) Inc.                         846         34,559
Fannie Mae                                6,242        488,436
Franklin Resources Inc.                   1,930         78,860


SECURITY                               SHARES        VALUE

--------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES (CONTINUED)
--------------------------------------------------------------
Freddie Mac                               4,988   $    317,935
Goldman Sachs Group Inc. (The)            3,180        257,389
Household International Inc.              2,955        152,183
Legg Mason Inc.                             528         27,678
Lehman Brothers Holdings Inc.             2,269        128,199
MBNA Corp.                                5,419        187,931
Merrill Lynch & Co. Inc.                  5,945        285,063
Morgan Stanley Dean Witter & Co.          8,158        400,721
Providian Financial Corp.                 2,006          7,803
Schwab (Charles) Corp.                    9,019        117,608
Stilwell Financial Inc.                   2,480         56,569
T. Rowe Price Group Inc.                  1,653         65,806
USA Education Inc.                        1,362        126,326
--------------------------------------------------------------
                                                     4,737,410
--------------------------------------------------------------

ELECTRIC - 1.42%
--------------------------------------------------------------
AES Corp.(1)                              3,479         17,952
Ameren Corp.                                827         33,692
American Electric Power Inc.              2,591        113,615
Calpine Corp.(1)                          2,446         17,978
Cinergy Corp.                             1,009         32,086
Consolidated Edison Inc.                  1,612         65,770
Constellation Energy Group Inc.           1,074         31,017
Dominion Resources Inc.                   1,531         89,227
DTE Energy Co.                            1,012         41,917
Duke Energy Corp.                         6,104        215,471
Edison International(1)                   2,510         39,658
Entergy Corp.                             1,955         80,702
Exelon Corp.                              2,784        137,196
FirstEnergy Corp.                         3,449        126,233
FPL Group Inc.                            1,125         59,749
Mirant Corp.(1)                           1,454         12,621
NiSource Inc.                             1,782         37,404
PG&E Corp.(1)                             2,726         57,818
Pinnacle West Capital Corp.                 592         24,012
PPL Corp.                                 1,215         39,621
Progress Energy Inc.                      1,348         60,310
Public Service Enterprise Group
  Inc.                                    1,314         55,411
Reliant Energy Inc.                       2,083         43,326
Southern Co.                              4,106        104,292
TXU Corp.                                 2,061        104,843
Xcel Energy Inc.                          2,500         59,125
--------------------------------------------------------------
                                                     1,701,046
--------------------------------------------------------------

ELECTRICAL COMPONENTS & EQUIPMENT - 0.19%
--------------------------------------------------------------
American Power Conversion Corp.(1)        1,623         21,245
Emerson Electric Co.                      2,259        130,096
Hubbell Inc. "B"                          1,209         38,676
Molex Inc.                                1,352         40,019
--------------------------------------------------------------
                                                       230,036
--------------------------------------------------------------

ELECTRONICS - 0.54%
--------------------------------------------------------------
Agilent Technologies Inc.(1)              4,010        124,912

LIFEPATH 2030 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2002


SECURITY                               SHARES        VALUE
--------------------------------------------------------------

ELECTRONICS (CONTINUED)
--------------------------------------------------------------
Applera Corp. - Applied Biosystems
  Group                                   1,428   $     32,273
Arrow Electronics Inc.(1)                   745         19,966
Avnet Inc.                                  673         17,673
AVX Corp.                                 1,680         30,358
Jabil Circuit Inc.(1)                     1,408         26,259
Johnson Controls Inc.                     1,096         97,281
Millipore Corp.                             412         21,506
Parker Hannifin Corp.                       887         44,190
PerkinElmer Inc.                            768         17,664
Sanmina-SCI Corp.(1)                      3,410         34,612
Solectron Corp.(1)                        4,169         34,478
Symbol Technologies Inc.                  1,662         14,343
Tektronix Inc.(1)                           844         20,180
Thermo Electron Corp.(1)                  1,302         26,496
Thomas & Betts Corp.                        525         10,028
Varian Inc.(1)                              844         28,789
Vishay Intertechnology Inc.(1)              910         16,116
Waters Corp.(1)                           1,057         33,031
--------------------------------------------------------------
                                                       650,155
--------------------------------------------------------------

ENGINEERING & CONSTRUCTION - 0.03%
--------------------------------------------------------------
Fluor Corp.                               1,081         40,981
Washington Group Warrants
  (Expires 03/11/03)(1)                      25              3
--------------------------------------------------------------
                                                        40,984
--------------------------------------------------------------

ENTERTAINMENT - 0.06%
--------------------------------------------------------------
International Game Technology
  Inc.(1)                                   785         53,003
Macrovision Corp.(1)                        623         14,547
--------------------------------------------------------------
                                                        67,550
--------------------------------------------------------------
ENVIRONMENTAL CONTROL - 0.09%
--------------------------------------------------------------
Waste Management Inc.                     4,151        109,213
--------------------------------------------------------------
                                                       109,213
--------------------------------------------------------------

FOOD - 1.25%
--------------------------------------------------------------
Albertson's Inc.                          2,601         78,706
Archer-Daniels-Midland Co.                4,170         57,755
Campbell Soup Co.                         3,018         80,701
ConAgra Foods Inc.                        3,226         75,521
Dean Foods Co.(1)                           370         26,518
Dole Food Co.                               719         21,232
Flowers Foods Inc.(1)                     1,000         24,760
General Mills Inc.                        1,623         75,031
Heinz (H.J.) Co.                          1,978         80,643
Hershey Foods Corp.                       1,061         74,960
Hormel Foods Corp.                          728         19,925
Kellogg Co.                               2,933        101,335
Kroger Co.(1)                             5,143        113,917
McCormick & Co. Inc.                        690         33,810
Safeway Inc.(1)                           3,260        140,115
Sara Lee Corp.                            5,150        107,738


SECURITY                               SHARES        VALUE
--------------------------------------------------------------

FOOD (CONTINUED)
--------------------------------------------------------------
Smithfield Foods Inc.(1)                  2,014   $     49,746
SUPERVALU Inc.                              904         23,459
Sysco Corp.                               4,812        142,291
Tyson Foods Inc. "A"                      1,171         15,211
Whole Foods Market Inc.(1)                  867         38,538
Winn-Dixie Stores Inc.                    1,163         19,480
Wrigley (William Jr.) Co.                 1,650         92,466
--------------------------------------------------------------
                                                     1,493,858
--------------------------------------------------------------

FOREST PRODUCTS & PAPER - 0.36%
--------------------------------------------------------------
Boise Cascade Corp.                         451         16,213
Bowater Inc.                                800         41,240
Georgia-Pacific Corp.                     1,535         39,373
International Paper Co.                   3,505        153,344
MeadWestvaco Corp.                        1,432         49,748
Plum Creek Timber Co. Inc.                1,006         31,136
Temple-Inland Inc.                          397         22,109
Weyerhaeuser Co.                          1,319         81,541
--------------------------------------------------------------
                                                       434,704
--------------------------------------------------------------

GAS - 0.03%
--------------------------------------------------------------
Sempra Energy                             1,553         34,663
--------------------------------------------------------------
                                                        34,663
--------------------------------------------------------------

HAND / MACHINE TOOLS - 0.07%
--------------------------------------------------------------
Black & Decker Corp.                        517         25,075
SPX Corp.(1)                                218         27,579
Stanley Works (The)                         698         35,200
--------------------------------------------------------------
                                                        87,854
--------------------------------------------------------------

HEALTH CARE - 2.78%
--------------------------------------------------------------
Aetna Inc.                                  702         24,612
Apogent Technologies Inc.(1)              1,095         26,291
Bard (C.R.) Inc.                            603         32,803
Bausch & Lomb Inc.                          946         35,929
Baxter International Inc.                 4,170        231,352
Beckman Coulter Inc.                      1,466         69,884
Becton Dickinson & Co.                    1,668         61,199
Biomet Inc.                               1,992         60,876
Boston Scientific Corp.(1)                2,882         64,442
Guidant Corp.(1)                          2,186         90,719
HCA - The Healthcare Company              3,655        148,868
Health Management Associates
  Inc. "A"(1)                             2,682         47,337
Health Net Inc.(1)                        3,040         73,690
Healthsouth Corp.(1)                      3,591         42,769
IDEXX Laboratories Inc.(1)                1,369         35,704
Johnson & Johnson                        19,426      1,183,043
Lincare Holdings Inc.(1)                  1,564         39,350
Medtronic Inc.                            7,927        353,069
Oxford Health Plans Inc.(1)                 759         27,590
PacifiCare Health Systems
  Inc. "A"(1)                               409          6,033
Quest Diagnostics Inc.(1)                   716         50,772

LIFEPATH 2030 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2002


SECURITY                               SHARES        VALUE
--------------------------------------------------------------

HEALTH CARE (CONTINUED)
--------------------------------------------------------------
St. Jude Medical Inc.(1)                    636   $     49,799
Steris Corp.(1)                           1,145         23,495
Stryker Corp.                             1,486         91,389
Tenet Healthcare Corp.(1)                 2,472        142,758
UnitedHealth Group Inc.                   1,979        143,458
Universal Health Services
  Inc. "B"(1)                               519         19,976
Varian Medical Systems Inc.(1)            1,342         54,190
Viasys Healthcare Inc.(1)                   190          4,174
Wellpoint Health Networks Inc.(1)           398         48,405
Zimmer Holdings Inc.(1)                   1,280         45,773
--------------------------------------------------------------
                                                     3,329,749
--------------------------------------------------------------

HOLDING COMPANIES-DIVERSIFIED - 0.37%
--------------------------------------------------------------
Berkshire Hathaway Inc. "A"(1)                6        438,000
--------------------------------------------------------------
                                                       438,000
--------------------------------------------------------------

HOME BUILDERS - 0.01%
--------------------------------------------------------------
Clayton Homes Inc.                        1,189         18,073
--------------------------------------------------------------
                                                        18,073
--------------------------------------------------------------

HOME FURNISHINGS - 0.15%
--------------------------------------------------------------
Ethan Allen Interiors Inc.                1,003         40,652
Leggett & Platt Inc.                      1,420         36,423
Maytag Corp.                              1,849         73,831
Whirlpool Corp.                             451         33,870
--------------------------------------------------------------
                                                       184,776
--------------------------------------------------------------

HOUSEHOLD PRODUCTS / WARES - 0.23%
--------------------------------------------------------------
American Greetings Corp. "A"              1,269         17,474
Avery Dennison Corp.                        746         47,744
Clorox Co.                                2,121         92,879
Dial Corp.                                1,867         31,366
Fortune Brands Inc.                         833         37,902
Newell Rubbermaid Inc.                    1,743         54,260
--------------------------------------------------------------
                                                       281,625
--------------------------------------------------------------

INSURANCE - 2.79%
--------------------------------------------------------------
AFLAC Inc.                                3,350         86,095
Allmerica Financial Corp.                   429         18,653
Allstate Corp.                            4,508        157,870
Ambac Financial Group Inc.                  742         46,041
American Financial Group Inc.               592         15,581
American International Group Inc.        17,227      1,274,281
American National Insurance Co.             169         15,076
AON Corp.                                 1,672         57,884
Chubb Corp.                               1,129         84,833
CIGNA Corp.                                 822         73,733
Cincinnati Financial Corp.                1,042         41,899
Conseco Inc.(1)                           2,184          8,190
Hancock (John) Financial Services
  Inc.                                    2,607        100,135


SECURITY                               SHARES        VALUE
--------------------------------------------------------------

INSURANCE (CONTINUED)
--------------------------------------------------------------
Hartford Financial Services Group
  Inc.                                    1,468   $     98,356
Jefferson-Pilot Corp.                       991         50,115
Lincoln National Corp.                    1,252         64,115
Loews Corp.                               1,564         91,228
Markel Corp.(1)                             169         33,631
Marsh & McLennan Companies Inc.           1,712        180,702
MBIA Inc.                                   996         58,216
Mercury General Corp.                       803         34,690
MetLife Inc.                              4,750        151,430
MGIC Investment Corp.                       745         50,004
Old Republic International Corp.          1,194         38,160
PMI Group Inc. (The)                        948         67,166
Progressive Corp.                           715        111,397
Protective Life Corp.                       566         17,580
Radian Group Inc.                         1,892         88,300
SAFECO Corp.                              1,179         40,027
St. Paul Companies Inc.                   1,325         64,793
Torchmark Corp.                             894         35,930
Transatlantic Holdings Inc.                 150         13,076
21st Century Insurance Group                577          9,838
Unitrin Inc.                                604         23,846
UNUMProvident Corp.                       1,666         47,181
--------------------------------------------------------------
                                                     3,350,052
--------------------------------------------------------------

IRON / STEEL - 0.05%
--------------------------------------------------------------
Allegheny Technologies Inc.                 806         12,582
Nucor Corp.                                 903         51,020
--------------------------------------------------------------
                                                        63,602
--------------------------------------------------------------

LEISURE TIME - 0.27%
--------------------------------------------------------------
Brunswick Corp.                           1,045         28,205
Callaway Golf Co.                           992         18,461
Carnival Corp. "A"                        3,732        101,846
Harley-Davidson Inc.                      2,369        121,435
Sabre Holdings Corp.(1)                   1,319         58,049
--------------------------------------------------------------
                                                       327,996
--------------------------------------------------------------

LODGING - 0.26%
--------------------------------------------------------------
Harrah's Entertainment Inc.(1)              817         33,039
Hilton Hotels Corp.                       2,363         30,388
Mandalay Resort Group Inc.(1)             1,268         37,152
Marriott International Inc. "A"           1,425         56,245
MGM Grand Inc.(1)                         2,584         88,890
Park Place Entertainment Corp.(1)         1,659         16,208
Starwood Hotels & Resorts Worldwide
  Inc.                                    1,379         49,644
--------------------------------------------------------------
                                                       311,566
--------------------------------------------------------------

MACHINERY - 0.31%
--------------------------------------------------------------
Caterpillar Inc.                          2,099        116,515
Cognex Corp.(1)                             565         13,057
Deere & Co.                               1,377         66,000

LIFEPATH 2030 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2002


SECURITY                               SHARES        VALUE
--------------------------------------------------------------

MACHINERY (CONTINUED)
--------------------------------------------------------------
Dover Corp.                               1,612   $     63,787
Imation Corp.(1)                          1,160         27,237
Ingersoll-Rand Co. "A"                    1,179         58,950
Rockwell International Corp.              1,215         23,996
--------------------------------------------------------------
                                                       369,542
--------------------------------------------------------------

MANUFACTURERS - 3.16%
--------------------------------------------------------------
Cooper Industries Inc.                      609         21,528
Crane Co.                                   886         21,645
Danaher Corp.                               992         66,692
Eastman Kodak Co.                         1,891         59,567
Eaton Corp.                                 659         53,208
General Electric Co.                     62,239      2,396,202
Harsco Corp.                                470         17,446
Honeywell International Inc.              4,964        189,228
Illinois Tool Works Inc.                  1,858        136,674
ITT Industries Inc.                       1,519         89,621
Minnesota Mining & Manufacturing
  Co.                                     2,179        256,969
Pall Corp.                                1,542         30,100
Textron Inc.                              1,249         59,365
Tyco International Ltd.                  13,129        382,054
U.S. Industries Inc.(1)                   1,030          2,266
--------------------------------------------------------------
                                                     3,782,565
--------------------------------------------------------------

MEDIA - 2.71%
--------------------------------------------------------------
Adelphia Communications
  Corp. "A"(1)                            1,300         28,535
AOL Time Warner Inc.(1)                  31,187        773,438
Belo (A.H.) Corp.                         1,301         28,557
Cablevision Systems Corp.(1)                713         25,597
Clear Channel Communications
  Inc.(1)                                 5,041        235,011
Comcast Corp. "A"'(1)                     8,056        272,857
Dow Jones & Co. Inc.                      1,176         65,633
Gannett Co. Inc.                          1,544        117,622
Gemstar-TV Guide International
  Inc.(1)                                 1,884         34,458
Hearst-Argyle Television Inc.(1)            867         17,904
Hispanic Broadcasting Corp.(1)            2,982         77,741
Hollinger International Inc.              2,650         31,694
Knight Ridder Inc.                        1,029         69,355
McGraw-Hill Companies Inc.                1,249         82,184
Meredith Corp.                              760         29,990
New York Times Co. "A"                    1,059         46,490
Readers Digest Association Inc.
  (The) "A"                                 751         15,681
Scripps (E.W.) Company                    1,233         92,722
Tribune Co.                               3,176        135,996
UnitedGlobalCom Inc. "A"(1)                 803          3,212
Univision Communications Inc.(1)          1,477         60,911
USA Networks Inc.(1)                      1,363         40,290
Viacom Inc. "B"(1)                       11,807        549,616
Walt Disney Co. (The)                    13,121        301,783
Washington Post Company (The) "B"           204        116,643
--------------------------------------------------------------
                                                     3,253,920
--------------------------------------------------------------


SECURITY                               SHARES        VALUE
--------------------------------------------------------------

MINING - 0.28%
--------------------------------------------------------------
Alcoa Inc.                                6,763   $    254,086
Newmont Mining Corp.                      2,191         52,847
Phelps Dodge Corp.                          770         29,191
--------------------------------------------------------------
                                                       336,124
--------------------------------------------------------------

OFFICE / BUSINESS EQUIPMENT - 0.17%
--------------------------------------------------------------
Herman Miller Inc.                        1,034         24,051
HON Industries Inc.                       1,382         37,466
Imagistics International Inc.(1)            557          8,745
Pitney Bowes Inc.                         2,214         92,368
Xerox Corp.(1)                            4,175         40,539
--------------------------------------------------------------
                                                       203,169
--------------------------------------------------------------

OIL & GAS PRODUCERS - 3.28%
--------------------------------------------------------------
Amerada Hess Corp.                          723         50,082
Anadarko Petroleum Corp.                  2,606        135,773
Apache Corp.                              1,706         89,992
Burlington Resources Inc.                 1,776         66,742
ChevronTexaco Corp.                       6,564        554,264
Conoco Inc.                               3,915        108,289
Devon Energy Corp.                        2,207         96,402
Diamond Offshore Drilling Inc.            1,587         45,975
ENSCO International Inc.                  1,054         26,845
EOG Resources Inc.                          896         31,530
Exxon Mobil Corp.                        45,584      1,882,619
Kerr-McGee Corp.                          1,191         65,850
Marathon Oil Corp.                        1,891         52,003
Murphy Oil Corp.                          1,218        104,967
Nabors Industries Inc.(1)                 2,505         88,852
Noble Affiliates Inc.                       639         23,132
Noble Drilling Corp.(1)                   1,026         36,146
Occidental Petroleum Corp.                2,414         64,792
Phillips Petroleum Co.                    2,663        157,410
Rowan Companies Inc.(1)                   1,098         20,478
Sunoco Inc.                               2,557         98,496
Transocean Sedco Forex Inc.               1,524         42,687
Unocal Corp.                              1,584         56,913
Valero Energy Corp.                         692         29,638
--------------------------------------------------------------
                                                     3,929,877
--------------------------------------------------------------

OIL & GAS SERVICES - 0.50%
--------------------------------------------------------------
Baker Hughes Inc.                         1,975         69,737
BJ Services Co.(1)                        1,265         41,935
Cooper Cameron Corp.(1)                     491         22,046
GlobalSantaFe Corp.                         833         23,032
Grant Prideco Inc.(1)                     1,147         14,349
Halliburton Co.                           2,387         39,290
Schlumberger Ltd.                         3,808        221,664
Smith International Inc.(1)                 420         27,153
Varco International Inc.(1)                 889         14,224
Weatherford International Inc.(1)         2,663        122,764
--------------------------------------------------------------
                                                       596,194
--------------------------------------------------------------

LIFEPATH 2030 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2002


SECURITY                               SHARES        VALUE
--------------------------------------------------------------

PACKAGING & CONTAINERS - 0.13%
--------------------------------------------------------------
Bemis Co.                                   891   $     50,751
Pactiv Corp.(1)                           1,261         23,997
Sealed Air Corp.(1)                         676         30,406
Smurfit-Stone Container Corp.(1)          1,232         20,094
Sonoco Products Co.                         896         24,774
--------------------------------------------------------------
                                                       150,022
--------------------------------------------------------------

PHARMACEUTICALS - 5.28%
--------------------------------------------------------------
Abbott Laboratories                       9,918        560,863
Abgenix Inc.(1)                           1,046         18,880
Allergan Inc.                               992         64,321
American Home Products Corp.              8,655        550,025
Bristol-Myers Squibb Co.                 12,409        583,223
Cardinal Health Inc.                      3,090        204,218
DENTSPLY International Inc.                 870         28,858
Forest Laboratories Inc. "A"(1)           1,475        117,292
ICN Pharmaceuticals Inc.                    862         24,007
IVAX Corp.(1)                             1,396         23,732
King Pharmaceuticals Inc.(1)              2,178         67,649
Lilly (Eli) and Co.                       7,276        551,011
MedImmune Inc.(1)                         2,150         88,645
Merck & Co. Inc.                         14,666        899,466
Mylan Laboratories Inc.                   1,766         53,651
Omnicare Inc.                             2,118         44,796
Pfizer Inc.                              40,756      1,669,366
Pharmacia Corporation                     8,513        349,459
Schering-Plough Corp.                     9,750        336,278
Sepracor Inc.(1)                            622         26,758
Sybron Dental Specialties Inc.(1)         1,406         26,700
Tanox Inc.(1)                               676          9,315
Watson Pharmaceuticals Inc.(1)            1,015         29,719
--------------------------------------------------------------
                                                     6,328,232
--------------------------------------------------------------

PIPELINES - 0.22%
--------------------------------------------------------------
Dynegy Inc. "A"                           2,057         52,597
El Paso Corp.                             4,127        161,283
Williams Companies Inc.                   3,020         46,659
--------------------------------------------------------------
                                                       260,539
--------------------------------------------------------------

PUBLISHING - 0.00%
--------------------------------------------------------------
Golden Books Family Entertainment
  Inc. Warrants (Expires 01/27/03)            1              -
--------------------------------------------------------------
                                                             -
--------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS - 0.91%
--------------------------------------------------------------
Apartment Investment & Management
  Co. "A"                                 2,045         92,393
Archstone-Smith Trust                     1,971         51,009
Arden Realty Inc.                         2,216         56,951
AvalonBay Communities Inc.                1,154         53,246
Boston Properties Inc.                    1,172         44,149
CarrAmerica Realty Corp.                  1,774         52,865
Crescent Real Estate Equities Co.         2,271         40,901


SECURITY                               SHARES        VALUE
--------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
--------------------------------------------------------------
Duke-Weeks Realty Corp.                   1,751   $     41,674
Equity Office Properties Trust            2,657         76,256
Equity Residential Properties Trust       2,226         59,991
Highwoods Properties Inc.                 3,046         81,602
Host Marriott Corp.                       2,886         31,169
Kimco Realty Corp.                        1,963         60,892
Mack-Cali Realty Corp.                    3,493        109,855
Public Storage Inc.                       2,715         99,803
Rouse Co.                                 1,807         53,885
Senior Housing Properties Trust               1              4
Simon Property Group Inc.                   877         26,994
Vornado Realty Trust                      1,229         51,372
--------------------------------------------------------------
                                                     1,085,011
--------------------------------------------------------------

RETAIL - 4.59%
--------------------------------------------------------------
Abercrombie & Fitch Co. "A"(1)            1,029         27,413
Amazon.com Inc.(1)                        1,911         26,945
AutoNation Inc.(1)                        3,167         39,556
AutoZone Inc.(1)                            843         55,941
Barnes & Noble Inc.(1)                      618         19,152
Bed Bath & Beyond Inc.(1)                 2,758         92,117
Best Buy Co. Inc.(1)                      1,437         96,854
Big Lots Inc.                             1,199         15,107
BJ's Wholesale Club Inc.(1)               1,016         41,808
Borders Group Inc.(1)                       886         18,952
Brinker International Inc.(1)               768         26,373
CDW Computer Centers Inc.(1)                472         24,922
Circuit City Stores Inc.                  1,434         25,640
CVS Corp.                                 2,442         66,715
Darden Restaurants Inc.                   2,316         97,920
Dollar General Corp.                      2,206         32,539
Dollar Tree Stores Inc.(1)                  836         26,785
eBay Inc.(1)                              1,288         67,040
Family Dollar Stores Inc.                 2,056         67,519
Federated Department Stores Inc.(1)       1,329         55,698
FreeMarkets Inc.(1)                       1,184         23,017
Gap Inc. (The)                            5,400         64,638
Golden State Bancorp Inc.(1)                900          1,089
Home Depot Inc.                          14,863        743,150
Intimate Brands Inc.                        846         16,353
Kohls Corp.(1)                            2,162        146,303
Limited Inc.                              2,749         49,509
Lowe's Companies Inc.                     5,024        227,336
May Department Stores Co.                 2,244         82,220
McDonald's Corp.                          7,392        192,931
Nordstrom Inc.                              986         25,104
Office Depot Inc.(1)                      4,302         81,781
Outback Steakhouse Inc.(1)                  951         33,913
Payless Shoesource Inc.(1)                  421         25,024
Penney (J.C.) Company Inc.                2,374         46,388
Pier 1 Imports Inc.                       1,291         25,781
RadioShack Corp.                          1,262         34,629
Rite Aid Corp.(1)                         3,498         11,683
Ross Stores Inc.                            676         24,377
Saks Inc.(1)                              1,048         12,052

LIFEPATH 2030 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2002


SECURITY                               SHARES        VALUE

--------------------------------------------------------------
RETAIL (CONTINUED)
--------------------------------------------------------------
Sears, Roebuck and Co.                    1,992   $    104,739
Staples Inc.(1)                           3,136         61,685
Starbucks Corp.(1)                        2,553         58,745
Target Corp.                              5,663        237,280
Tiffany & Co.                             1,088         35,697
TJX Companies Inc.                        1,767         67,093
Toys R Us Inc.(1)                         1,320         23,509
Tricon Global Restaurants Inc.(1)           990         58,539
Walgreen Co.                              6,866        276,288
Wal-Mart Stores Inc.                     28,182      1,747,566
Wendy's International Inc.                1,067         33,088
--------------------------------------------------------------
                                                     5,496,503
--------------------------------------------------------------

SEMICONDUCTORS - 2.62%
--------------------------------------------------------------
Advanced Micro Devices Inc.(1)            2,029         27,392
Altera Corp.(1)                           2,699         51,470
Analog Devices Inc.(1)                    2,254         83,871
Applied Materials Inc.(1)                 5,069        220,349
Applied Micro Circuits Corp.(1)           1,888         14,519
Atmel Corp.(1)                            2,354         17,019
Axcelis Technologies Inc.(1)              1,231         15,031
Broadcom Corp. "A"(1)                     2,265         69,422
Cirrus Logic Inc.(1)                        614          9,474
Conexant Systems Inc.(1)                  1,733         17,746
Cree Inc.(1)                                719         10,116
Cypress Semiconductor Corp.(1)              791         15,701
Integrated Device Technology
  Inc.(1)                                 1,282         32,781
Intel Corp.                              42,204      1,204,924
International Rectifier Corp.(1)            391         14,358
Intersil Corp. "A"(1)                       380         10,541
KLA-Tencor Corp.(1)                       1,298         75,167
Lam Research Corp.(1)                     2,677         57,930
Lattice Semiconductor Corp.(1)            2,130         36,593
Linear Technology Corp.                   2,366         87,140
LSI Logic Corp.(1)                        2,659         39,858
Maxim Integrated Products Inc.(1)         2,365        108,222
Microchip Technology Inc.(1)                915         31,275
Micron Technology Inc.(1)                 5,316        170,909
Mykrolis Corp.(1)                           279          2,956
National Semiconductor Corp.(1)           1,302         32,745
Novellus Systems Inc.(1)                  1,020         43,442
NVIDIA Corp.(1)                           1,130         57,641
QLogic Corp.(1)                             676         25,181
Rambus Inc.(1)                              641          4,391
Silicon Laboratories Inc.(1)                253          6,583
Teradyne Inc.(1)                          1,251         41,921
Texas Instruments Inc.                   12,777        375,005
Varian Semiconductor Equipment
  Associates Inc.(1)                      1,459         49,635
Vitesse Semiconductor Corp.(1)            1,199          8,417
Xilinx Inc.(1)                            2,088         75,001
--------------------------------------------------------------
                                                     3,144,726
--------------------------------------------------------------


SECURITY                               SHARES        VALUE

--------------------------------------------------------------

SOFTWARE - 3.64%
--------------------------------------------------------------
Adobe Systems Inc.                        1,553   $     56,498
Ariba Inc.(1)                             1,184          5,245
Ascential Software Corp.(1)               2,019          7,874
Autodesk Inc.                             1,028         45,407
Automatic Data Processing Inc.            4,373        230,501
BEA Systems Inc.(1)                       2,660         33,809
BMC Software Inc.(1)                      1,862         29,885
BroadVision Inc.(1)                       1,719          3,283
Cadence Design Systems Inc.(1)            2,345         49,597
Certegy Inc.(1)                           1,144         42,500
ChoicePoint Inc.(1)                         725         38,570
Citrix Systems Inc.(1)                    1,340         20,328
CMGI Inc.(1)                              1,338          1,967
Computer Associates International
  Inc.                                    5,161         84,021
Compuware Corp.(1)                        2,593         29,586
DoubleClick Inc.(1)                       1,134         12,213
eFunds Corp.(1)                           1,666         29,122
Electronic Arts Inc.(1)                   1,040         55,973
First Data Corp.                          2,514        204,941
Fiserv Inc.(1)                            1,594         68,128
Global Payments Inc.                      1,047         32,007
i2 Technologies Inc.(1)                   1,715          9,347
IMS Health Inc.                           1,901         38,020
InfoSpace Inc.(1)                         1,888          2,549
Inktomi Corp.(1)                            719          3,142
Internet Capital Group Inc.(1)              930            716
Intuit Inc.(1)                            1,916         72,597
Keane Inc.(1)                               759         12,144
Legato Systems Inc.(1)                      934          9,013
Macromedia Inc.(1)                          400          7,000
Mercury Interactive Corp.(1)                876         29,679
Micromuse Inc.(1)                           719          6,514
Microsoft Corp.(1)                       34,627      2,020,139
NDCHealth Corp.                             962         32,746
Network Associates Inc.(1)                1,413         33,516
Novell Inc.(1)                            2,244          9,178
Openwave Systems Inc.(1)                  1,792         10,017
Oracle Corp.(1)                          35,489        589,827
Parametric Technology Corp.(1)            2,243         16,508
PeopleSoft Inc.(1)                        2,149         62,471
Rational Software Corp.(1)                1,405         26,077
RealNetworks Inc.(1)                      1,519          8,279
Reynolds & Reynolds Co. "A"               1,635         47,987
Siebel Systems Inc.(1)                    3,277         90,970
Sybase Inc.(1)                            1,622         27,363
Symantec Corp.(1)                         1,178         42,479
Total System Services Inc.                  462         10,672
Vignette Corp.(1)                         1,269          3,553
Yahoo! Inc.(1)                            3,872         55,989
--------------------------------------------------------------
                                                     4,359,947
--------------------------------------------------------------

LIFEPATH 2030 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2002


SECURITY                               SHARES        VALUE

--------------------------------------------------------------

TELECOMMUNICATION EQUIPMENT - 0.67%
--------------------------------------------------------------
ADC Telecommunications Inc.(1)            5,033   $     18,119
ADTRAN Inc.(1)                              240          5,784
Advanced Fibre Communications
  Inc.(1)                                   618         10,043
American Tower Corp.(1)                   4,697         22,733
Andrew Corp.(1)                           1,138         19,130
Avaya Inc.(1)                             1,822          9,748
CIENA Corp.(1)                            2,652         20,580
CommScope Inc.(1)                           696         11,484
Comverse Technology Inc.(1)               1,113         17,418
Harris Corp.                              1,292         44,251
JDS Uniphase Corp.(1)                    10,596         51,391
Lucent Technologies Inc.                 21,201        118,514
Motorola Inc.                            16,346        212,498
QUALCOMM Inc.(1)                          4,980        165,585
RF Micro Devices Inc.(1)                  1,388         21,708
Scientific-Atlanta Inc.                   1,184         26,486
Tellabs Inc.(1)                           2,629         26,974
Williams Communications Group
  Inc.(1)                                 2,465            320
--------------------------------------------------------------
                                                       802,766
--------------------------------------------------------------

TELECOMMUNICATIONS - 1.35%
--------------------------------------------------------------
Adaptec Inc.(1)                             742          8,459
Adelphia Business Solutions Inc.(1)         647             52
Anixter International Inc.(1)               349          9,029
AT&T Wireless Services Inc.(1)           18,456        186,221
Broadwing Inc.(1)                         3,665         23,016
Corning Inc.                              5,841         39,310
Cox Communications Inc. "A"(1)            3,198        117,846
EchoStar Communications Corp.(1)          2,700         70,524
General Motors Corp. "H"(1)               5,903         87,069
Leap Wireless International Inc.(1)       1,641          7,729
Level 3 Communications Inc.(1)            1,423          4,297
McLeodUSA Inc. "A"(1)                     2,364            426
Metromedia Fiber Network
  Inc. "A"(1)                             1,973            612
Nextel Communications Inc. "A"(1)         5,089         25,394
NTL Inc.(1)                                 896            161
Qwest Communications International
  Inc.                                   12,282        106,853
Sprint Corp. (PCS Group)(1)               6,188         57,239
Verizon Communications Inc.              18,728        876,470
--------------------------------------------------------------
                                                     1,620,707
--------------------------------------------------------------
TELEPHONE - 1.84%
--------------------------------------------------------------
Alltel Corp.                              2,430        135,230
AT&T Corp.                               23,713        368,500
BellSouth Corp.                          13,215        512,213
CenturyTel Inc.                           1,227         40,736
SBC Communications Inc.                  22,157        838,421
Sprint Corp. (FON Group)                  5,773         81,342
Telephone & Data Systems Inc.               915         79,742
WorldCom Inc.(1)                         19,574        147,196
--------------------------------------------------------------
                                                     2,203,380
--------------------------------------------------------------


SECURITY                               SHARES        VALUE

--------------------------------------------------------------

TEXTILES - 0.05%
--------------------------------------------------------------
Cintas Corp.                              1,402   $     62,095
--------------------------------------------------------------
                                                        62,095
--------------------------------------------------------------

TOBACCO - 0.70%
--------------------------------------------------------------
Philip Morris Companies Inc.             13,548        713,438
R.J. Reynolds Tobacco Holdings Inc.       1,320         86,658
UST Inc.                                  1,212         42,250
--------------------------------------------------------------
                                                       842,346
--------------------------------------------------------------

TOYS / GAMES / HOBBIES - 0.08%
--------------------------------------------------------------
Hasbro Inc.                               1,471         21,050
Mattel Inc.                               3,944         74,739
--------------------------------------------------------------
                                                        95,789
--------------------------------------------------------------

TRANSPORTATION - 0.46%
--------------------------------------------------------------
Airborne Inc.                               867         15,675
Alexander & Baldwin Inc.                  1,545         38,254
Burlington Northern Santa Fe Corp.        2,445         70,954
CNF Transportation Inc.                   1,153         35,755
CSX Corp.                                 1,337         50,458
FedEx Corp.(1)                            1,980        114,563
Kansas City Southern Industries
  Inc.                                    3,589         51,466
Norfolk Southern Corp.                    3,013         71,679
Union Pacific Corp.                       1,619         98,225
--------------------------------------------------------------
                                                       547,029
--------------------------------------------------------------

TRUCKING & LEASING - 0.03%
--------------------------------------------------------------
GATX Corp.                                1,003         30,712
--------------------------------------------------------------
                                                        30,712
--------------------------------------------------------------

WATER - 0.07%
--------------------------------------------------------------
American Water Works Inc.                 2,064         88,979
--------------------------------------------------------------
                                                        88,979
--------------------------------------------------------------

TOTAL U.S. COMMON STOCKS
(Cost: $69,746,117)                                 76,094,463
--------------------------------------------------------------

INTERNATIONAL COMMON STOCKS - 19.98%

AUSTRALIA - 1.04%
--------------------------------------------------------------
Coles Myer Ltd. ADR                       4,129        149,470
National Australia Bank ADR               4,594        423,107
News Corporation Ltd. ADR                 3,539         90,528
Rio Tinto PLC ADR                         3,888        310,846
Westpac Banking Corp. ADR                 6,568        278,155
--------------------------------------------------------------
                                                     1,252,106
--------------------------------------------------------------

CANADA - 0.30%
--------------------------------------------------------------
Alcan Aluminum Ltd.                       2,986        121,052
Barrick Gold Corp.                        2,835         51,172

LIFEPATH 2030 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2002


SECURITY                               SHARES        VALUE

--------------------------------------------------------------
CANADA (CONTINUED)
--------------------------------------------------------------
Inco Ltd.(1)                              1,459   $     27,181
Nortel Networks Corp.                    20,819        105,552
Placer Dome Inc.                          4,086         47,479
--------------------------------------------------------------
                                                       352,436
--------------------------------------------------------------

DENMARK - 1.05%
--------------------------------------------------------------
Novo-Nordisk A/S ADR                     26,650      1,040,683
TDC A/S ADR                              13,385        210,145
--------------------------------------------------------------
                                                     1,250,828
--------------------------------------------------------------

FINLAND - 0.31%
--------------------------------------------------------------
Nokia OYJ ADR                            18,091        375,750
--------------------------------------------------------------
                                                       375,750
--------------------------------------------------------------

FRANCE - 2.60%
--------------------------------------------------------------
Alcatel SA ADR                           16,188        221,614
Aventis SA ADR                            9,661        716,363
AXA-UAP ADR                              18,158        334,834
France Telecom SA ADR                     2,568         67,282
LVMH Moet-Hennessy Louis Vuitton
  ADR                                    20,445        191,365
Total Fina SA ADR                        20,066      1,475,854
Total Fina SA Warrants
  (Expires 08/08/03)                         81          2,147
Vivendi Universal SA ADR                  2,837        109,792
--------------------------------------------------------------
                                                     3,119,251
--------------------------------------------------------------

GERMANY - 0.85%
--------------------------------------------------------------
DaimlerChrysler AG                       16,284        649,406
Deutsche Telekom AG ADR                  15,279        215,281
SAP AG ADR                                4,658        159,164
--------------------------------------------------------------
                                                     1,023,851
--------------------------------------------------------------
IRELAND - 0.40%
--------------------------------------------------------------
Allied Irish Banks PLC ADR               21,737        481,692
--------------------------------------------------------------
                                                       481,692
--------------------------------------------------------------
ITALY - 0.64%
--------------------------------------------------------------
Benetton Group SpA ADR                    9,307        226,160
ENI-Ente Nazionale Idrocarburi SpA
  ADR                                     2,928        203,467
Fiat SpA ADR                              8,551        107,480
San Paolo-IMI SpA ADR                    11,488        231,483
--------------------------------------------------------------
                                                       768,590
--------------------------------------------------------------
JAPAN - 4.33%
--------------------------------------------------------------
Canon Inc. ADR                            7,000        242,480
Fuji Photo Film Co. Ltd. ADR              5,276        168,410
Hitachi Ltd. ADR                          3,187        199,219
Honda Motor Company Ltd. ADR             14,248        283,678


SECURITY                               SHARES        VALUE

--------------------------------------------------------------
JAPAN (CONTINUED)
--------------------------------------------------------------
Ito-Yokado Co. Ltd. ADR                   6,507   $    257,352
Japan Air Lines ADR                      34,938        185,171
Kirin Brewery Co. Ltd. ADR                5,186        332,008
Kubota Corp. ADR                          6,003        331,666
Kyocera Corp. ADR                         2,233        132,864
Makita Corp. ADR                          6,620         39,720
Matsushita Electric Industrial Co.
  Ltd. ADR                               16,391        197,675
Mitsubishi Corp. ADR                     18,804        260,435
Mitsui & Co. ADR                          2,547        280,170
NEC Corp. ADR                            24,095        174,689
Nippon Telegraph & Telephone Corp.
  ADR                                    12,951        207,346
Nissan Motor Co. Ltd. ADR                22,442        287,931
Pioneer Corp. ADR                         9,099        172,790
Ricoh Corp. Ltd. ADR                      2,769        243,672
Sony Corp. ADR                            4,291        198,244
Tokio Marine and Fire Insurance Co.
  Ltd. ADR                               14,316        511,081
Toyota Motor Corp. ADR                    9,313        479,154
--------------------------------------------------------------
                                                     5,185,755
--------------------------------------------------------------

NETHERLANDS - 2.52%
--------------------------------------------------------------
Abn Amro Holding NV ADR                  17,633        309,812
Aegon NV ADR                              8,731        188,590
Akzo Nobel NV ADR                         5,022        223,127
Elsevier NV ADR                          15,753        401,702
ING Groep NV ADR                          6,908        164,203
Koninklijke Ahold NV ADR                 12,337        287,575
Koninklijke (Royal) Philips
  Electronics NV - NY Shares(1)           9,058        235,146
Royal Dutch Petroleum Co.                 7,000        361,181
Royal Dutch Petroleum Co. - NY
  Shares                                 12,532        643,769
Unilever NV - NY Shares                   3,561        207,535
--------------------------------------------------------------
                                                     3,022,640
--------------------------------------------------------------

NEW ZEALAND - 0.06%
--------------------------------------------------------------
Telecom Corp. of New Zealand Ltd.
  ADR                                     4,215         72,835
--------------------------------------------------------------
                                                        72,835
--------------------------------------------------------------

PORTUGAL - 0.08%
--------------------------------------------------------------
Banco Comercial Portugues ADR             5,288         91,747
--------------------------------------------------------------
                                                        91,747
--------------------------------------------------------------

SINGAPORE - 0.04%
--------------------------------------------------------------
Chartered Semiconductor
  Manufacturing Ltd. ADR(1)               2,111         47,455
--------------------------------------------------------------
                                                        47,455
--------------------------------------------------------------

LIFEPATH 2030 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2002

                                      SHARES OR
SECURITY                             FACE AMOUNT      VALUE

---------------------------------------------------------------

SPAIN - 0.79%
---------------------------------------------------------------
Banco Bilbao Vizcaya Argentaria SA
  ADR                                     16,643   $    193,725
Banco Santander Central Hispano SA
  ADR                                     48,205        385,158
Repsol SA ADR                             10,083        123,416
Telefonica SA ADR                          7,230        253,692
---------------------------------------------------------------
                                                        955,991
---------------------------------------------------------------

SWEDEN - 0.16%
---------------------------------------------------------------
Telefonaktiebolaget LM Ericsson AB
  ADR(1)                                  44,305        186,967
---------------------------------------------------------------
                                                        186,967
---------------------------------------------------------------

SWITZERLAND - 0.38%
---------------------------------------------------------------
Adecco SA ADR                             11,739        174,911
Novartis AG                                6,000        227,939
Sulzer Medica ADR                          6,081         46,459
---------------------------------------------------------------
                                                        449,309
---------------------------------------------------------------

UNITED KINGDOM - 4.43%
---------------------------------------------------------------
AstraZeneca PLC ADR                       10,090        514,388
Barclays PLC ADR                           3,482        420,277
BP PLC ADR                                 9,282        459,923
British Sky Broadcasting PLC ADR           2,720        165,947
British Telecom PLC ADR(1)                 5,837        213,926
Cadbury Schweppes PLC ADR                 11,609        316,345
Diageo PLC ADR                            16,288        786,548
GlaxoSmithKline PLC ADR                   25,962      1,270,840
Hanson PLC ADR                             9,939        332,360
Hong Kong & Shanghai Banking ADR           3,025        169,582
Reuters Group PLC ADR                      2,892        127,422
Vodafone Group PLC ADR                    28,506        541,614
---------------------------------------------------------------
                                                      5,319,172
---------------------------------------------------------------

TOTAL INTERNATIONAL COMMON STOCKS
(Cost: $27,920,215)                                  23,956,375
---------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $97,666,332)                                 100,050,838
---------------------------------------------------------------




                                      SHARES OR
SECURITY                             FACE AMOUNT      VALUE

U.S. GOVERNMENT OBLIGATIONS - 15.54%
---------------------------------------------------------------
U.S. Treasury Bonds
  5.25%,  11/15/28                   $ 3,500,000      3,333,068
  7.25%,  05/15/16                       350,000        410,894
  7.50%,  1/15/16                        650,000        779,949
  7.88%,  02/15/21                        50,000         63,180
  8.13%,  08/15/19                       200,000        256,469
  8.13%,  05/15/21                       150,000        194,233
  8.50%,  02/15/20                       100,000        132,859
  8.75%,  05/15/17                       150,000        199,852


SECURITY                             FACE AMOUNT      VALUE

---------------------------------------------------------------
  8.75%,  05/15/20                   $   200,000   $    271,992
  9.13%,  05/15/18                       100,000        138,199
  9.38%,  02/15/06                       100,000        119,402
  10.00%,  05/15/10                      130,000        153,664
  10.38%,  11/15/12                      100,000        128,578
  10.63%,  08/15/15                      150,000        224,889
  10.75%,  08/15/05                      200,000        244,422
  11.25%,  02/15/15                      300,000        465,234
  11.75%,  11/15/14                      150,000        215,613
  12.00%,  08/15/13                      250,000        350,205
  12.50%,  08/15/14                      150,000        221,209
U.S. Treasury Notes
  3.00%,  01/31/04                     1,750,000      1,750,205
  3.88%,  06/30/03                     2,550,000      2,596,915
  4.75%,  02/15/04                     2,630,000      2,718,045
  5.00%,  02/15/11                       590,000        594,448
  5.25%,  08/15/03                       550,000        570,947
  5.63%,  05/15/08                     1,000,000      1,056,875
  5.75%,  08/15/03                       100,000        104,488
  5.88%,  11/15/05                       200,000        213,570
  6.50%,  05/15/05                       200,000        216,961
  6.88%,  05/15/06                       400,000        442,766
  7.00%,  07/15/06                       300,000        333,820
  7.25%,  08/15/04                       110,000        120,184
---------------------------------------------------------------

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $18,231,640)                                  18,623,135
---------------------------------------------------------------

SHORT TERM INSTRUMENTS - 11.80%
---------------------------------------------------------------
Barclays Global Investors Funds
  Institutional Money Market Fund,
  Institutional Shares                 8,849,028      8,849,028
Dreyfus Money Market Fund              2,461,334      2,461,334
Goldman Sachs Financial Square
  Prime Obligation Fund                  306,819        306,819
Providian Temp Cash Money Market
  Fund                                 2,529,089      2,529,089
---------------------------------------------------------------

TOTAL SHORT TERM INSTRUMENTS
(Cost: $14,146,271)                                  14,146,270
---------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES - 110.80%
(Cost $130,044,243)                                 132,820,243
---------------------------------------------------------------

Other Assets, Less Liabilities - (10.80%)           (12,946,963)
---------------------------------------------------------------

NET ASSETS - 100.00%                               $119,873,280
---------------------------------------------------------------




---------------------------------------------------------------

(1) NON-INCOME EARNING SECURITIES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL
STATEMENTS.

LIFEPATH 2040 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2002


SECURITY                               SHARES       VALUE

-------------------------------------------------------------

COMMON STOCKS - 94.07%

U.S. COMMON STOCKS - 73.51%

ADVERTISING - 0.22%
-------------------------------------------------------------
Interpublic Group of Companies Inc.      2,064   $     56,141
Lamar Advertising Co.(1)                   789         31,473
Omnicom Group Inc.                       1,163        108,787
TMP Worldwide Inc.(1)                      586         16,361
-------------------------------------------------------------
                                                      212,762
-------------------------------------------------------------

AEROSPACE / DEFENSE - 0.99%
-------------------------------------------------------------
Boeing Co.                               4,724        217,115
General Dynamics Corp.                   1,335        121,325
Goodrich (B.F.) Co.                        784         23,402
L-3 Communications Holdings Inc.(1)        458         50,311
Lockheed Martin Corp.                    2,683        151,348
Northrop Grumman Corp.                     686         73,429
Raytheon Co.                             2,258         87,362
Rockwell Collins                         1,248         29,016
United Technologies Corp.                2,660        194,047
-------------------------------------------------------------
                                                      947,355
-------------------------------------------------------------

AIRLINES - 0.17%
-------------------------------------------------------------
AMR Corp.(1)                               978         25,526
Continental Airlines Inc. "B"(1)           299          9,418
Delta Air Lines Inc.                       342         11,799
Northwest Airlines Corp. "A"(1)            588          9,373
Southwest Airlines Co.                   4,422         93,348
U.S. Airways Group Inc.(1)                 586          3,118
UAL Corp.                                  634          8,128
-------------------------------------------------------------
                                                      160,710
-------------------------------------------------------------

APPAREL - 0.22%
-------------------------------------------------------------
Jones Apparel Group Inc.(1)              1,113         39,690
Liz Claiborne Inc.                         844         25,582
Nike Inc. "B"                            1,857        109,303
VF Corp.                                   851         35,785
-------------------------------------------------------------
                                                      210,360
-------------------------------------------------------------

AUTO MANUFACTURERS - 0.41%
-------------------------------------------------------------
Ford Motor Company                      10,040        149,395
General Motors Corp. "A"                 3,093        163,867
Navistar International Corp.               666         28,318
PACCAR Inc.                                751         54,019
-------------------------------------------------------------
                                                      395,599
-------------------------------------------------------------
AUTO PARTS & EQUIPMENT - 0.23%
-------------------------------------------------------------
Dana Corp.                               1,064         19,790
Delphi Automotive Systems Corp.          3,837         61,354
Goodyear Tire & Rubber Co.               1,030         28,325
Lear Corp.(1)                              968         43,270
TRW Inc.                                   879         44,170
Visteon Corp.                            1,332         18,888
-------------------------------------------------------------
                                                      215,797
-------------------------------------------------------------


SECURITY                               SHARES       VALUE

-------------------------------------------------------------

BANKS - 5.45%
-------------------------------------------------------------
AmSouth Bancorp                          2,733   $     57,803
Associated Bancorp                       1,327         48,648
Astoria Financial Corp.                  1,830         54,552
Bank of America Corp.                    9,479        606,182
Bank of New York Co. Inc.                4,017        151,200
Bank One Corp.                           6,825        244,608
Banknorth Group Inc.                     2,013         50,305
BB&T Corp.                               2,952        109,254
Charter One Financial Inc.               2,073         63,144
Comerica Inc.                              905         54,164
Commerce Bancshares Inc.                 1,075         44,870
Compass Bancshares Inc.                  1,762         52,772
Fifth Third Bancorp                      3,362        214,361
First Tennessee National Corp.           1,744         60,168
First Virginia Banks Inc.                  876         46,305
FleetBoston Financial Corp.              5,894        196,742
Golden West Financial Corp.                896         57,120
Greenpoint Financial Corp.               1,051         46,244
Huntington Bancshares Inc.               2,961         54,630
JP Morgan Chase & Co.                   12,160        355,680
KeyCorp                                  2,593         65,032
M&T Bank Corp.                           1,120         85,680
Marshall & Ilsley Corp.                  1,445         88,131
Mellon Financial Corp.                   2,500         90,000
Mercantile Bankshares Corp.              1,030         45,124
National City Corp.                      3,783        107,891
National Commerce Financial Corp.        2,159         56,890
North Fork Bancorp                       2,289         79,154
Northern Trust Corp.                     1,096         59,316
PNC Financial Services Group             1,748         96,035
Popular Inc.                             1,708         49,566
Regions Financial Corp.                  1,848         60,060
SouthTrust Corp.                         2,555         64,565
Sovereign Bancorp Inc.                   4,478         56,736
State Street Corp.                       1,697         86,038
SunTrust Banks Inc.                      1,474         92,552
Synovus Financial Corp.                  2,204         64,577
TCF Financial Corp.                        788         40,503
U.S. Bancorp                            12,334        257,164
Union Planters Corp.                     1,362         63,415
UnionBanCal Corp.                        1,689         64,182
Wachovia Corp.                           7,670        254,874
Washington Mutual Inc.                   5,652        183,860
Wells Fargo & Company                    9,149        429,088
Wilmington Trust Corp.                     594         38,960
Zions Bancorp                              898         47,459
-------------------------------------------------------------
                                                    5,195,604
-------------------------------------------------------------

BEVERAGES - 1.53%
-------------------------------------------------------------
Anheuser-Busch Companies Inc.            4,135        210,265
Brown-Forman Corp. "B"                     491         33,363
Coca-Cola Co.                           13,482        638,912
Coca-Cola Enterprises Inc.               2,927         51,018
Coors (Adolf) Company "B"                  199         12,041
Pepsi Bottling Group Inc.                  200          4,970
PepsiAmericas Inc.                       1,340         18,385

LIFEPATH 2040 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2002


SECURITY                               SHARES       VALUE

-------------------------------------------------------------
BEVERAGES (CONTINUED)
-------------------------------------------------------------
PepsiCo Inc.                             9,778   $    493,789
-------------------------------------------------------------
                                                    1,462,743
-------------------------------------------------------------

BIOTECHNOLOGY - 0.99%
-------------------------------------------------------------
Amgen Inc.(1)                            6,374        369,565
Applera Corp. - Celera Genomics
  Group(1)                                 884         17,857
Biogen Inc.(1)                           1,082         57,508
Chiron Corp.(1)                          1,290         56,012
CuraGen Corp.(1)                           535          8,897
Genentech Inc.(1)                        1,755         82,836
Genzyme Corp. - General Division(1)      1,581         70,165
Human Genome Sciences Inc.(1)              786         16,129
IDEC Pharmaceuticals Corp.(1)            1,246         78,274
Immunex Corp.(1)                         3,137         90,157
Immunomedics Inc.(1)                       510          8,471
Invitrogen Corp.(1)                        680         31,035
Millennium Pharmaceuticals Inc.(1)       1,805         33,898
Protein Design Labs Inc.(1)                910         14,442
XOMA Ltd.(1)                               611          4,912
-------------------------------------------------------------
                                                      940,158
-------------------------------------------------------------
BUILDING MATERIALS - 0.16%
-------------------------------------------------------------
American Standard Companies Inc.(1)        455         29,711
Masco Corp.                              3,096         86,905
Vulcan Materials Co.                       812         39,244
-------------------------------------------------------------
                                                      155,860
-------------------------------------------------------------

CHEMICALS - 1.02%
-------------------------------------------------------------
Air Products & Chemicals Inc.            1,529         74,156
Ashland Inc.                               724         31,414
Cabot Corp.                              1,046         34,183
Dow Chemical Co.                         5,109        159,810
Du Pont (E.I.) de Nemours                5,925        277,527
Eastman Chemical Co.                       517         22,748
Engelhard Corp.                          1,008         29,000
Great Lakes Chemical Corp.                 420          9,891
Hercules Inc.(1)                         1,041         13,013
IMC Global Inc.                          1,283         17,064
Lyondell Chemical Co.                    2,522         39,419
PPG Industries Inc.                      1,033         53,045
Praxair Inc.                             1,038         60,100
Rohm & Haas Co. "A"                      1,452         55,771
Sherwin-Williams Co.                     1,098         29,009
Sigma-Aldrich Corp.                        892         40,666
Solutia Inc.                             1,540         10,472
Vertex Pharmaceuticals Inc.(1)             657         14,329
-------------------------------------------------------------
                                                      971,617
-------------------------------------------------------------

COAL - 0.02%
-------------------------------------------------------------
Massey Energy Co.                        1,173         16,586
-------------------------------------------------------------
                                                       16,586
-------------------------------------------------------------

COMMERCIAL SERVICES - 1.20%
-------------------------------------------------------------
Apollo Group Inc. "A"(1)                 1,037         50,346


SECURITY                               SHARES       VALUE

-------------------------------------------------------------
COMMERCIAL SERVICES (CONTINUED)
-------------------------------------------------------------
Block (H & R) Inc.                       1,996   $    100,698
Caremark Rx Inc.(1)                      2,115         36,907
Cendant Corp.(1)                         6,201        107,959
Comdisco Inc.(1)                         1,562            578
Concord EFS Inc.(1)                      3,682        110,570
Convergys Corp.(1)                       1,148         35,003
Deluxe Corp.                             1,275         60,435
Donnelley (R.R.) & Sons Co.              1,010         28,896
Dun & Bradstreet Corp.(1)                  795         31,164
Ecolab Inc.                                931         43,599
Equifax Inc.                             1,089         32,670
First Health Group Corp.(1)              1,730         39,755
Iron Mountain Inc.(1)                    1,452         46,420
KPMG Consulting Inc.(1)                  1,733         30,379
Manpower Inc.                            1,060         35,542
McKesson Corp.                           1,911         67,363
Moody's Corp.                            1,133         41,921
Paychex Inc.                             2,443         90,269
Quintiles Transnational Corp.(1)           835         13,869
Robert Half International Inc.(1)        1,795         46,688
Servicemaster Co.                        3,130         42,474
Valassis Communications Inc.(1)            688         26,460
Viad Corp.                               1,125         28,012
-------------------------------------------------------------
                                                    1,147,977
-------------------------------------------------------------

COMPUTERS - 3.79%
-------------------------------------------------------------
Apple Computer Inc.(1)                   2,196         47,653
Art Technology Group Inc.(1)               560          1,378
Brocade Communications Systems
  Inc.(1)                                1,829         40,183
Ceridian Corp.(1)                        1,038         19,307
Cisco Systems Inc.(1)                   43,015        613,824
Commerce One Inc.(1)                     1,046          1,757
Compaq Computer Corp.                   10,917        110,698
Computer Sciences Corp.(1)               1,102         52,356
Dell Computer Corp.(1)                  15,795        389,979
Diebold Inc.                             1,389         50,698
DST Systems Inc.(1)                        764         31,851
Echelon Corp.(1)                           560          8,904
Electronic Data Systems Corp.            2,929        172,899
EMC Corp.(1)                            13,060        142,354
Enterasys Networks Inc.(1)               1,191          4,228
Extreme Networks Inc.(1)                 1,148          7,221
Foundry Networks Inc.(1)                   993          5,581
Gateway Inc.(1)                          2,326         10,700
Hewlett-Packard Co.                     11,610        233,593
International Business Machines
  Corp.                                 10,182        999,058
Juniper Networks Inc.(1)                 1,682         15,676
Lexmark International Group
  Inc. "A"(1)                              999         49,660
Manhattan Associates Inc.(1)               179          5,379
McDATA Corp. "A"(1)                      1,040         16,390
NCR Corp.(1)                               990         41,382
Network Appliance Inc.(1)                2,344         37,481
ONI Systems Inc.(1)                        917          5,007
Palm Inc.(1)                             3,482         10,516

LIFEPATH 2040 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2002


SECURITY                               SHARES       VALUE

-------------------------------------------------------------
COMPUTERS (CONTINUED)
-------------------------------------------------------------
Portal Software Inc.(1)                    510   $        780
Quantum DLT & Storage Group(1)           1,759         15,655
Redback Networks Inc.(1)                 1,199          3,705
Riverstone Networks Inc.(1)                611          2,334
SanDisk Corp.(1)                           382          5,619
Sapient Corp.(1)                           866          3,802
Sun Microsystems Inc.(1)                19,538        166,268
SunGard Data Systems Inc.(1)             2,081         64,240
Synopsys Inc.(1)                           815         38,386
3Com Corp.(1)                            5,720         27,456
Unisys Corp.(1)                          2,112         23,443
VeriSign Inc.(1)                         2,115         50,189
Veritas Software Corp.(1)                2,434         86,383
-------------------------------------------------------------
                                                    3,613,973
-------------------------------------------------------------

COSMETICS / PERSONAL CARE - 1.39%
-------------------------------------------------------------
Alberto-Culver Co. "B"                     582         30,305
Avon Products Inc.                       1,461         75,519
Colgate-Palmolive Co.                    3,126        174,993
Estee Lauder Companies Inc. "A"            783         24,430
Gillette Co.                             6,052        206,918
International Flavors & Fragrances
  Inc.                                     750         25,837
Kimberly-Clark Corp.                     2,740        171,524
Procter & Gamble Co.                     7,248        614,558
-------------------------------------------------------------
                                                    1,324,084
-------------------------------------------------------------

DISTRIBUTION / WHOLESALE - 0.27%
-------------------------------------------------------------
Costco Wholesale Corp.(1)                3,054        126,008
Fastenal Co.                               360         26,906
Genuine Parts Co.                        1,171         42,777
Grainger (W.W.) Inc.                       971         57,551
-------------------------------------------------------------
                                                      253,242
-------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES - 4.65%
-------------------------------------------------------------
American Express Co.                     7,384        269,147
AmeriCredit Corp.(1)                       917         21,412
Bear Stearns Companies Inc.                741         40,822
Capital One Financial Corp.              1,379         67,943
Citigroup Inc.                          31,516      1,426,099
Countrywide Credit Industries Inc.         971         39,860
E*TRADE Group Inc.(1)                    2,318         18,776
Edwards (A.G.) Inc.                        884         36,111
Fannie Mae                               5,482        428,966
Franklin Resources Inc.                  1,812         74,038
Freddie Mac                              4,165        265,477
Goldman Sachs Group Inc. (The)           3,271        264,755
Household International Inc.             2,987        153,830
John Nuveen Co. "A"                      1,239         65,047
Knight Trading Group Inc.(1)             1,351         10,754
Labranche & Co. Inc.(1)                    840         26,250
Legg Mason Inc.                            856         44,872
Lehman Brothers Holdings Inc.            1,608         90,852
MBNA Corp.                               5,478        189,977
Merrill Lynch & Co. Inc.                 5,065        242,867
Morgan Stanley Dean Witter & Co.         6,590        323,701


SECURITY                               SHARES       VALUE

-------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES (CONTINUED)
-------------------------------------------------------------
Neuberger Berman Inc.                      540   $     22,799
Providian Financial Corp.                2,109          8,204
Schwab (Charles) Corp.                   8,859        115,521
Stilwell Financial Inc.                  1,385         31,592
T. Rowe Price Group Inc.                 1,027         40,885
USA Education Inc.                       1,180        109,445
-------------------------------------------------------------
                                                    4,430,002
-------------------------------------------------------------

ELECTRIC - 1.54%
-------------------------------------------------------------
AES Corp.(1)                             3,181         16,414
Ameren Corp.                               942         38,377
American Electric Power Inc.             2,172         95,242
Calpine Corp.(1)                         1,835         13,487
Cinergy Corp.                            1,273         40,481
CMS Energy Corp.                         1,092         23,806
Consolidated Edison Inc.                 1,518         61,934
Constellation Energy Group Inc.          1,058         30,555
Dominion Resources Inc.                  1,339         78,037
DTE Energy Co.                           1,351         55,958
Duke Energy Corp.                        4,390        154,967
Edison International(1)                  2,419         38,220
Entergy Corp.                            1,652         68,195
Exelon Corp.                             1,720         84,762
FirstEnergy Corp.                        2,717         99,442
FPL Group Inc.                           1,024         54,385
Mirant Corp.(1)                          1,666         14,461
NiSource Inc.                            1,046         21,956
PG&E Corp.(1)                            2,141         45,411
Pinnacle West Capital Corp.                738         29,933
PPL Corp.                                1,040         33,914
Progress Energy Inc.                     1,077         48,185
Public Service Enterprise Group
  Inc.                                   1,009         42,550
Reliant Energy Inc.                      2,015         41,912
Southern Co.                             3,794         96,368
TXU Corp.                                1,708         86,886
Xcel Energy Inc.                         2,263         53,520
-------------------------------------------------------------
                                                    1,469,358
-------------------------------------------------------------

ELECTRICAL COMPONENTS & EQUIPMENT - 0.20%
-------------------------------------------------------------
American Power Conversion Corp.(1)       1,970         25,787
Emerson Electric Co.                     2,021        116,389
Molex Inc.                               1,311         38,806
Power-One Inc.(1)                          789          5,547
-------------------------------------------------------------
                                                      186,529
-------------------------------------------------------------

ELECTRONICS - 0.63%
-------------------------------------------------------------
Agilent Technologies Inc.(1)             2,861         89,120
Applera Corp. - Applied Biosystems
  Group                                  1,486         33,584
Arrow Electronics Inc.(1)                1,064         28,515
Avnet Inc.                               1,098         28,833
AVX Corp.                                  534          9,649
Jabil Circuit Inc.(1)                    1,155         21,541
Johnson Controls Inc.                      811         71,984
KEMET Corp.(1)                           1,606         26,162
Millipore Corp.                            354         18,479

LIFEPATH 2040 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2002

SECURITY                               SHARES       VALUE

-------------------------------------------------------------
ELECTRONICS (CONTINUED)
-------------------------------------------------------------
Parker Hannifin Corp.                      806   $     40,155
PerkinElmer Inc.                           661         15,203
Sanmina-SCI Corp.(1)                     4,030         40,904
Solectron Corp.(1)                       4,232         34,999
Symbol Technologies Inc.                 2,177         18,788
Tektronix Inc.(1)                          659         15,757
Thermo Electron Corp.(1)                 1,219         24,807
Thomas & Betts Corp.                       378          7,220
Varian Inc.(1)                             423         14,429
Vishay Intertechnology Inc.(1)           1,564         27,698
Waters Corp.(1)                          1,064         33,250
-------------------------------------------------------------
                                                      601,077
-------------------------------------------------------------
ENGINEERING & CONSTRUCTION - 0.03%
-------------------------------------------------------------
Fluor Corp.                                654         24,793
Washington Group Warrants (Expires
  03/11/03)(1)                              42              5
-------------------------------------------------------------
                                                       24,798
-------------------------------------------------------------
ENTERTAINMENT - 0.08%
-------------------------------------------------------------
International Game Technology
  Inc.(1)                                  789         53,273
Six Flags Inc.(1)                        1,708         25,193
-------------------------------------------------------------
                                                       78,466
-------------------------------------------------------------

ENVIRONMENTAL CONTROL - 0.15%
-------------------------------------------------------------
Allied Waste Industries Inc.(1)          1,637         21,363
Republic Services Inc. "A"(1)            1,529         27,446
Waste Management Inc.                    3,754         98,768
-------------------------------------------------------------
                                                      147,577
-------------------------------------------------------------

FOOD - 1.52%
-------------------------------------------------------------
Albertson's Inc.                         2,627         79,493
Archer-Daniels-Midland Co.               4,573         63,336
Campbell Soup Co.                        2,769         74,043
ConAgra Foods Inc.                       3,201         74,935
General Mills Inc.                       2,001         92,506
Heinz (H.J.) Co.                         2,161         88,104
Hershey Foods Corp.                        968         68,389
Hormel Foods Corp.                       1,115         30,518
Kellogg Co.                              2,860         98,813
Kraft Foods Inc.                         1,000         39,100
Kroger Co.(1)                            5,577        123,531
McCormick & Co. Inc.                     1,105         54,145
Safeway Inc.(1)                          3,227        138,696
Sara Lee Corp.                           5,485        114,746
SUPERVALU Inc.                             945         24,523
Sysco Corp.                              4,878        144,242
Tyson Foods Inc. "A"                     1,784         23,174
Winn-Dixie Stores Inc.                   1,053         17,638
Wrigley (William Jr.) Co.                1,704         95,492
-------------------------------------------------------------
                                                    1,445,424
-------------------------------------------------------------
FOREST PRODUCTS & PAPER - 0.39%
-------------------------------------------------------------
Boise Cascade Corp.                        396         14,236
Bowater Inc.                               439         22,630


SECURITY                               SHARES       VALUE

-------------------------------------------------------------
FOREST PRODUCTS & PAPER (CONTINUED)
-------------------------------------------------------------
Georgia-Pacific Corp.(1)                 1,525   $     39,116
International Paper Co.                  2,499        109,331
MeadWestvaco Corp.                       1,376         47,802
Plum Creek Timber Co. Inc.               1,264         39,121
Temple-Inland Inc.                         399         22,220
Weyerhaeuser Co.                         1,210         74,802
-------------------------------------------------------------
                                                      369,258
-------------------------------------------------------------

GAS - 0.06%
-------------------------------------------------------------
NICOR Inc.                                 596         24,943
Sempra Energy                            1,372         30,623
-------------------------------------------------------------
                                                       55,566
-------------------------------------------------------------

HAND / MACHINE TOOLS - 0.13%
-------------------------------------------------------------
Black & Decker Corp.                       631         30,603
Snap-On Inc.                               419         14,435
SPX Corp.(1)                               365         46,176
Stanley Works (The)                        615         31,014
-------------------------------------------------------------
                                                      122,228
-------------------------------------------------------------

HEALTH CARE - 3.29%
-------------------------------------------------------------
Aetna Inc.                                 947         33,202
Apogent Technologies Inc.(1)             1,326         31,837
Bard (C.R.) Inc.                           362         19,693
Bausch & Lomb Inc.                         404         15,344
Baxter International Inc.                3,398        188,521
Beckman Coulter Inc.                       756         36,039
Becton Dickinson & Co.                   1,701         62,410
Biomet Inc.                              1,689         51,616
Boston Scientific Corp.(1)               2,860         63,950
Cytyc Corp.(1)                           1,402         32,891
Enzon Inc.(1)                              586         25,725
Guidant Corp.(1)                         1,983         82,294
HCA - The Healthcare Company             3,408        138,808
Health Management Associates
  Inc. "A"(1)                            3,028         53,444
Health Net Inc.(1)                       1,911         46,323
Healthsouth Corp.(1)                     3,048         36,302
Hillenbrand Industries Inc.                859         51,531
Johnson & Johnson                       17,920      1,091,328
Medtronic Inc.                           7,360        327,814
Oxford Health Plans Inc.(1)                883         32,097
Quest Diagnostics Inc.(1)                  715         50,701
St. Jude Medical Inc.(1)                   556         43,535
Stryker Corp.(1)                         1,504         92,496
Tenet Healthcare Corp.(1)                2,320        133,980
Trigon Healthcare Inc.(1)                  713         51,122
UnitedHealth Group Inc.                  2,087        151,287
Universal Health Services
  Inc. "B"(1)                              866         33,332
Varian Medical Systems Inc.(1)             844         34,081
WebMD Corp.(1)                           2,980         23,393
Wellpoint Health Networks Inc.(1)          454         55,215
Zimmer Holdings Inc.(1)                  1,251         44,736
-------------------------------------------------------------
                                                    3,135,047
-------------------------------------------------------------

LIFEPATH 2040 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2002

SECURITY                               SHARES       VALUE

-------------------------------------------------------------

HOLDING COMPANIES-DIVERSIFIED - 0.61%
-------------------------------------------------------------
Berkshire Hathaway Inc. "A"(1)               8   $    584,000
-------------------------------------------------------------
                                                      584,000
-------------------------------------------------------------
HOME BUILDERS - 0.12%
-------------------------------------------------------------
D.R. Horton Inc.                         1,615         64,438
Lennar Corp.                               866         47,812
-------------------------------------------------------------
                                                      112,250
-------------------------------------------------------------
HOME FURNISHINGS - 0.13%
-------------------------------------------------------------
Leggett & Platt Inc.                     1,313         33,678
Maytag Corp.                               639         25,515
Polycom Inc.(1)                          1,148         27,942
Whirlpool Corp.                            532         39,953
-------------------------------------------------------------
                                                      127,088
-------------------------------------------------------------
HOUSEHOLD PRODUCTS / WARES - 0.24%
-------------------------------------------------------------
Avery Dennison Corp.                       673         43,072
Clorox Co.                               1,581         69,232
Fortune Brands Inc.                      1,078         49,049
Newell Rubbermaid Inc.                   1,912         59,521
Tupperware Corp.                           491          9,908
-------------------------------------------------------------
                                                      230,782
-------------------------------------------------------------

INSURANCE - 3.31%
-------------------------------------------------------------
AFLAC Inc.                               3,255         83,654
Allmerica Financial Corp.                  726         31,566
Allstate Corp.                           4,155        145,508
Ambac Financial Group Inc.                 929         57,644
American International Group Inc.       16,167      1,195,873
American National Insurance Co.            484         43,178
AON Corp.                                1,726         59,771
Chubb Corp.                              1,033         77,620
CIGNA Corp.                                672         60,278
Cincinnati Financial Corp.               1,477         59,390
CNA Financial Corp.(1)                     750         21,758
Conseco Inc.(1)                          2,166          8,123
Hancock (John) Financial Services
  Inc.                                   2,642        101,479
Hartford Financial Services Group
  Inc.                                   1,443         96,681
Jefferson-Pilot Corp.                    1,284         64,932
Lincoln National Corp.                   1,301         66,624
Loews Corp.                              1,256         73,262
Marsh & McLennan Companies Inc.          1,596        168,458
MBIA Inc.                                1,054         61,606
MetLife Inc.                             4,509        143,747
MGIC Investment Corp.                      748         50,206
PMI Group Inc. (The)                       591         41,872
Progressive Corp.                          535         83,353
Radian Group Inc.                        1,071         49,984
SAFECO Corp.                             1,015         34,459
St. Paul Companies Inc.                  1,324         64,744
Torchmark Corp.                            943         37,899
Transatlantic Holdings Inc.                653         56,922
Unitrin Inc.                               796         31,426


SECURITY                               SHARES       VALUE

-------------------------------------------------------------
INSURANCE (CONTINUED)
-------------------------------------------------------------
UNUMProvident Corp.                      1,591   $     45,057
XL Capital Ltd. "A"                        400         38,104
-------------------------------------------------------------
                                                    3,155,178
-------------------------------------------------------------

IRON / STEEL - 0.08%
-------------------------------------------------------------
Allegheny Technologies Inc.                998         15,579
Nucor Corp.                                632         35,708
United States Steel Corp.                1,185         20,998
-------------------------------------------------------------
                                                       72,285
-------------------------------------------------------------

LEISURE TIME - 0.28%
-------------------------------------------------------------
Brunswick Corp.                            661         17,840
Carnival Corp. "A"                       3,898        106,376
Harley-Davidson Inc.                     2,077        106,467
Sabre Holdings Corp.(1)                    921         40,533
-------------------------------------------------------------
                                                      271,216
-------------------------------------------------------------

LODGING - 0.26%
-------------------------------------------------------------
Harrah's Entertainment Inc.(1)             889         35,951
Hilton Hotels Corp.                      2,956         38,014
Marriott International Inc. "A"          1,677         66,191
MGM Grand Inc.(1)                          675         23,220
Park Place Entertainment Corp.(1)        2,972         29,036
Starwood Hotels & Resorts Worldwide
  Inc.                                   1,417         51,012
-------------------------------------------------------------
                                                      243,424
-------------------------------------------------------------

MACHINERY - 0.33%
-------------------------------------------------------------
Caterpillar Inc.                         1,984        110,132
Cognex Corp.(1)                            318          7,349
Deere & Co.                              1,573         75,394
Dover Corp.                              1,350         53,420
Ingersoll-Rand Co. "A"                     816         40,800
Rockwell International Corp.             1,248         24,648
-------------------------------------------------------------
                                                      311,743
-------------------------------------------------------------

MANUFACTURERS - 3.59%
-------------------------------------------------------------
Cooper Industries Inc.                     682         24,109
Crane Co.                                  479         11,702
Danaher Corp.                            1,016         68,306
Eastman Kodak Co.                        1,640         51,660
Eaton Corp.                                523         42,227
General Electric Co.                    56,834      2,188,109
Honeywell International Inc.             4,996        190,448
Illinois Tool Works Inc.                 1,809        133,070
ITT Industries Inc.                      1,032         60,888
Minnesota Mining & Manufacturing
  Co.                                    2,120        250,012
Pall Corp.                                 893         17,431
Pentair Inc.                               628         24,492
Textron Inc.                               630         29,944
Tyco International Ltd.                 11,176        325,222
-------------------------------------------------------------
                                                    3,417,620
-------------------------------------------------------------

LIFEPATH 2040 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2002


SECURITY                               SHARES       VALUE

-------------------------------------------------------------

MEDIA - 3.37%
-------------------------------------------------------------
Adelphia Communications
  Corp. "A"(1)                           1,597   $     35,054
AOL Time Warner Inc.(1)                 28,200        699,360
Belo (A.H.) Corp.                        2,446         53,690
Cablevision Systems Corp.(1)               787         28,253
Charter Communications Inc.(1)           1,869         19,438
Clear Channel Communications
  Inc.(1)                                3,938        183,590
Comcast Corp. "A"(1)                     6,105        206,776
Dow Jones & Co. Inc.                       476         26,566
Entercom Communications Corp.(1)           940         48,137
Fox Entertainment Group Inc. "A"(1)      1,249         27,853
Gannett Co. Inc.                         1,688        128,592
Gemstar-TV Guide International
  Inc.(1)                                2,733         49,987
Hispanic Broadcasting Corp.(1)           1,666         43,433
Knight Ridder Inc.                         598         40,305
Liberty Media Corp. "A"(1)              17,900        229,120
McClatchy Co. (The) "A"                  1,148         63,140
McGraw-Hill Companies Inc.               1,095         72,051
Meredith Corp.                           1,006         39,697
New York Times Co. "A"                   1,122         49,256
Readers Digest Association Inc.
  (The) "A"                              1,018         21,256
Scripps (E.W.) Company                     697         52,414
Tribune Co.                              1,968         84,270
Univision Communications Inc.(1)         1,393         57,447
USA Networks Inc.(1)                     2,621         77,477
Viacom Inc. "B"(1)                      10,655        495,990
Walt Disney Co. (The)                   11,992        275,816
Washington Post Company (The) "B"           99         56,606
Westwood One Inc.(1)                     1,326         47,431
-------------------------------------------------------------
                                                    3,213,005
-------------------------------------------------------------

METAL FABRICATE / HARDWARE - 0.04%
-------------------------------------------------------------
Precision Castparts Corp.                1,044         33,669
-------------------------------------------------------------
                                                       33,669
-------------------------------------------------------------
MINING - 0.29%
-------------------------------------------------------------
Alcoa Inc.                               5,468        205,433
Freeport-McMoRan Copper & Gold
  Inc.(1)                                1,825         26,736
Newmont Mining Corp.                     1,096         26,436
Phelps Dodge Corp.                         571         21,647
-------------------------------------------------------------
                                                      280,252
-------------------------------------------------------------
OFFICE / BUSINESS EQUIPMENT - 0.16%
-------------------------------------------------------------
Herman Miller Inc.                       1,132         26,330
Pitney Bowes Inc.                        2,049         85,484
Xerox Corp.(1)                           4,540         44,083
-------------------------------------------------------------
                                                      155,897
-------------------------------------------------------------

OIL & GAS PRODUCERS - 3.66%
-------------------------------------------------------------
Amerada Hess Corp.                         570         39,484
Anadarko Petroleum Corp.                 1,705         88,831
Apache Corp.                               959         50,587
Burlington Resources Inc.                1,759         66,103


SECURITY                               SHARES       VALUE

-------------------------------------------------------------
OIL & GAS PRODUCERS (CONTINUED)
-------------------------------------------------------------
ChevronTexaco Corp.                      6,232   $    526,230
Conoco Inc.                              4,249        117,527
Devon Energy Corp.(1)                    1,110         48,485
Diamond Offshore Drilling Inc.             880         25,494
ENSCO International Inc.                 1,527         38,893
EOG Resources Inc.                       1,055         37,125
Exxon Mobil Corp.                       40,748      1,682,892
Kerr-McGee Corp.                           549         30,354
Kinder Morgan Inc.                       1,015         41,615
Marathon Oil Corp.                       2,106         57,915
Murphy Oil Corp.                           584         50,329
Nabors Industries Inc.(1)                  846         30,008
Newfield Exploration Co.(1)              1,019         36,980
Noble Drilling Corp.(1)                  1,016         35,794
Occidental Petroleum Corp.               2,521         67,664
Phillips Petroleum Co.                   2,107        124,545
Pioneer Natural Resources Co.(1)         1,937         38,391
Rowan Companies Inc.(1)                    782         14,584
Sunoco Inc.                              1,299         50,037
Transocean Sedco Forex Inc.              1,694         47,449
Unocal Corp.                             1,635         58,746
Valero Energy Corp.                      1,115         47,755
XTO Energy Inc.                          1,733         32,650
-------------------------------------------------------------
                                                    3,486,467
-------------------------------------------------------------

OIL & GAS SERVICES - 0.60%
-------------------------------------------------------------
Baker Hughes Inc.                        2,089         73,763
BJ Services Co.(1)                       1,442         47,802
Cooper Cameron Corp.(1)                    607         27,254
GlobalSantaFe Corp.                      1,291         35,696
Grant Prideco Inc.(1)                    1,087         13,598
Halliburton Co.                          2,494         41,051
Schlumberger Ltd.                        3,067        178,530
Smith International Inc.(1)                386         24,955
Tidewater Inc.                             734         28,611
Varco International Inc.(1)              1,708         27,328
Weatherford International Inc.(1)        1,488         68,597
-------------------------------------------------------------
                                                      567,185
-------------------------------------------------------------

PACKAGING & CONTAINERS - 0.16%
-------------------------------------------------------------
Bemis Co.                                  572         32,581
Pactiv Corp.(1)                          1,497         28,488
Sealed Air Corp.(1)                        629         28,292
Smurfit-Stone Container Corp.(1)         1,864         30,402
Sonoco Products Co.                      1,330         36,775
-------------------------------------------------------------
                                                      156,538
-------------------------------------------------------------

PHARMACEUTICALS - 6.16%
-------------------------------------------------------------
Abbott Laboratories                      9,230        521,957
Abgenix Inc.(1)                            713         12,870
Allergan Inc.                            1,012         65,618
American Home Products Corp.             7,888        501,282
AmerisourceBergen Corp.                    791         53,551
Bristol-Myers Squibb Co.                11,418        536,646
Cardinal Health Inc.                     2,900        191,661
Celgene Corp.(1)                           833         21,733

LIFEPATH 2040 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2002


SECURITY                               SHARES       VALUE

-------------------------------------------------------------
PHARMACEUTICALS (CONTINUED)
-------------------------------------------------------------
Cell Therapeutics Inc.(1)                  604   $     13,342
Forest Laboratories Inc. "A"(1)          1,411        112,203
Gilead Sciences Inc.(1)                    917         64,612
ICN Pharmaceuticals Inc.                 1,009         28,101
IVAX Corp.(1)                            1,632         27,744
King Pharmaceuticals Inc.(1)             1,994         61,934
Lilly (Eli) and Co.                      6,625        501,711
Medarex Inc.(1)                            662         10,016
MedImmune Inc.(1)                        1,351         55,702
Merck & Co. Inc.                        13,150        806,490
Mylan Laboratories Inc.                  1,562         47,454
NPS Pharmaceuticals Inc.(1)                128          3,821
Omnicare Inc.                            1,733         36,653
OSI Pharmaceuticals Inc.(1)                328         12,480
Pfizer Inc.                             36,990      1,515,110
Pharmacia Corporation                    7,682        315,346
Schering-Plough Corp.                    9,008        310,686
Sepracor Inc.(1)                           382         16,434
Sybron Dental Specialties Inc.(1)          475          9,020
Watson Pharmaceuticals Inc.(1)             684         20,028
-------------------------------------------------------------
                                                    5,874,205
-------------------------------------------------------------

PIPELINES - 0.24%
-------------------------------------------------------------
Dynegy Inc. "A"                          1,860         47,560
El Paso Corp.                            3,287        128,456
Williams Companies Inc.                  3,463         53,503
-------------------------------------------------------------
                                                      229,519
-------------------------------------------------------------

REAL ESTATE - 0.07%
-------------------------------------------------------------
Catellus Development Corp.(1)            2,573         48,630
St. Joe Company (The)                      765         21,956
-------------------------------------------------------------
                                                       70,586
-------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS - 0.85%
-------------------------------------------------------------
Archstone-Smith Trust                    1,642         42,495
Boston Properties Inc.                   1,303         49,084
Crescent Real Estate Equities Co.        2,023         36,434
Duke-Weeks Realty Corp.                  2,162         51,456
Equity Office Properties Trust           2,209         63,398
Equity Residential Properties Trust      2,502         67,429
Host Marriott Corp.                      3,617         39,064
iStar Financial Inc.                     2,267         61,504
Kimco Realty Corp.                       1,479         45,879
Public Storage Inc.                      2,244         82,489
Rouse Co.                                1,575         46,967
Simon Property Group Inc.                1,836         56,512
Ventas Inc.                              7,794         98,906
Vornado Realty Trust                     1,565         65,417
-------------------------------------------------------------
                                                      807,034
-------------------------------------------------------------

RETAIL - 5.25%
-------------------------------------------------------------
Abercrombie & Fitch Co. "A"(1)             891         23,736
Amazon.com Inc.(1)                       1,328         18,725
AutoNation Inc.(1)                       4,941         61,713
AutoZone Inc.(1)                           989         65,630


SECURITY                               SHARES       VALUE

-------------------------------------------------------------
RETAIL (CONTINUED)
-------------------------------------------------------------
Bed Bath & Beyond Inc.(1)                2,040   $     68,136
Best Buy Co. Inc.(1)                     1,395         94,023
Big Lots Inc.                              798         10,055
CDW Computer Centers Inc.(1)               433         22,862
Circuit City Stores Inc.                 1,361         24,335
CVS Corp.                                2,290         62,563
Darden Restaurants Inc.                  1,320         55,810
Dillards Inc. "A"                          745         14,975
Dollar General Corp.                     2,266         33,423
Dollar Tree Stores Inc.(1)                 704         22,556
eBay Inc.(1)                             1,271         66,156
Family Dollar Stores Inc.                1,640         53,858
Federated Department Stores Inc.(1)      1,392         58,339
Foot Locker Inc.(1)                      2,471         40,772
Gap Inc. (The)                           6,096         72,969
Golden State Bancorp Inc.(1)             1,900          2,299
Home Depot Inc.                         13,714        685,700
Intimate Brands Inc.                       713         13,782
Kohls Corp.(1)                           1,910        129,250
Limited Inc.                             2,945         53,039
Lowe's Companies Inc.                    4,912        222,268
May Department Stores Co.                2,225         81,524
McDonald's Corp.                         7,379        192,592
Nordstrom Inc.                             971         24,722
Office Depot Inc.(1)                     2,259         42,944
Outback Steakhouse Inc.(1)                 759         27,066
Penney (J.C.) Company Inc.               1,757         34,332
PurchasePro.com Inc.(1)                    588            423
RadioShack Corp.                         1,386         38,032
Rite Aid Corp.(1)                        1,754          5,858
Ross Stores Inc.                         1,380         49,763
Sears, Roebuck and Co.                   1,765         92,804
Staples Inc.(1)                          3,257         64,065
Starbucks Corp.(1)                       3,315         76,278
Target Corp.                             5,316        222,740
Tiffany & Co.                              990         32,482
TJX Companies Inc.                       1,827         69,371
Toys R Us Inc.(1)                        1,627         28,977
Tricon Global Restaurants Inc.(1)        1,140         67,408
Walgreen Co.                             6,194        249,247
Wal-Mart Stores Inc.                    25,539      1,583,673
Wendy's International Inc.               1,267         39,290
-------------------------------------------------------------
                                                    5,000,565
-------------------------------------------------------------

SEMICONDUCTORS - 2.99%
-------------------------------------------------------------
Advanced Micro Devices Inc.(1)           1,992         26,892
Altera Corp.(1)                          2,665         50,822
Amkor Technology Inc.(1)                 1,275         17,697
Analog Devices Inc.(1)                   2,384         88,709
Applied Materials Inc.(1)                5,068        220,306
Applied Micro Circuits Corp.(1)          1,962         15,088
Atmel Corp.(1)                           4,724         34,155
Broadcom Corp. "A"(1)                    1,628         49,898
Conexant Systems Inc.(1)                 1,578         16,159
Cree Inc.(1)                               662          9,314
Cypress Semiconductor Corp.(1)           1,708         33,904
EMCORE Corp.(1)                            102            777

LIFEPATH 2040 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2002


SECURITY                               SHARES       VALUE

-------------------------------------------------------------
SEMICONDUCTORS (CONTINUED)
-------------------------------------------------------------
Integrated Device Technology
  Inc.(1)                                  956   $     24,445
Intel Corp.                             38,901      1,110,624
International Rectifier Corp.(1)           630         23,134
KLA-Tencor Corp.(1)                      1,410         81,653
Lam Research Corp.(1)                    1,463         31,659
Lattice Semiconductor Corp.(1)           1,262         21,681
Linear Technology Corp.                  2,025         74,581
LSI Logic Corp.(1)                       2,028         30,400
Maxim Integrated Products Inc.(1)        2,077         95,044
Microchip Technology Inc.(1)             1,526         52,159
Micron Technology Inc.(1)                3,655        117,508
Mykrolis Corp.(1)                          240          2,540
National Semiconductor Corp.(1)          1,119         28,143
Novellus Systems Inc.(1)                 1,182         50,341
NVIDIA Corp.(1)                          1,112         56,723
QLogic Corp.(1)                            725         27,006
Rambus Inc.(1)                             629          4,309
Silicon Laboratories Inc.(1)               128          3,331
Teradyne Inc.(1)                         1,122         37,598
Texas Instruments Inc.                  10,353        303,861
TranSwitch Corp.(1)                        560          1,607
TriQuint Semiconductor Inc.(1)           1,213         10,978
Varian Semiconductor Equipment
  Associates Inc.(1)                       423         14,390
Vitesse Semiconductor Corp.(1)           1,061          7,448
Xilinx Inc.(1)                           1,994         71,624
-------------------------------------------------------------
                                                    2,846,508
-------------------------------------------------------------

SOFTWARE - 4.06%
-------------------------------------------------------------
Adobe Systems Inc.                       1,457         53,006
Akamai Technologies Inc.(1)                382          1,188
Ariba Inc.(1)                            1,300          5,759
Ascential Software Corp.(1)              5,012         19,547
Autodesk Inc.                              743         32,818
Automatic Data Processing Inc.           3,668        193,340
BEA Systems Inc.(1)                      2,516         31,978
BMC Software Inc.(1)                     1,774         28,473
BroadVision Inc.(1)                      1,478          2,823
Cadence Design Systems Inc.(1)           2,296         48,560
Certegy Inc.(1)                            544         20,210
CheckFree Corp.(1)                         433          6,040
ChoicePoint Inc.(1)                        983         52,296
Citrix Systems Inc.(1)                   1,355         20,555
CMGI Inc.(1)                             1,860          2,734
Computer Associates International
  Inc.                                   3,806         61,962
Compuware Corp.(1)                       2,655         30,294
CSG Systems International Inc.(1)          837         26,098
Electronic Arts Inc.(1)                  1,235         66,468
First Data Corp.                         2,380        194,018
Fiserv Inc.(1)                           1,461         62,443
i2 Technologies Inc.(1)                  2,375         12,944
IMS Health Inc.                          2,259         45,180
Intuit Inc.(1)                           1,678         63,579
Mercury Interactive Corp.(1)               764         25,884
Micromuse Inc.(1)                          611          5,536
Microsoft Corp.(1)                      31,445      1,834,501


SECURITY                               SHARES       VALUE

-------------------------------------------------------------
SOFTWARE (CONTINUED)
-------------------------------------------------------------
Netegrity Inc.(1)                          179   $      2,209
Novell Inc.(1)                           2,219          9,076
Openwave Systems Inc.(1)                 1,724          9,637
Oracle Corp.(1)                         33,251        552,632
Parametric Technology Corp.(1)           1,981         14,580
PeopleSoft Inc.(1)                       1,944         56,512
Peregrine Systems Inc.(1)                1,515         13,635
Rational Software Corp.(1)               1,390         25,798
RealNetworks Inc.(1)                       713          3,886
SERENA Software Inc.(1)                    331          5,322
Siebel Systems Inc.(1)                   2,734         75,896
Stellent Inc.(1)                           451          6,760
Sybase Inc.(1)                             613         10,341
Symantec Corp.(1)                        1,434         51,710
TIBCO Software Inc.(1)                     484          5,106
Total System Services Inc.                 571         13,190
Vignette Corp.(1)                        2,853          7,988
Yahoo! Inc.(1)                           3,957         57,218
-------------------------------------------------------------
                                                    3,869,730
-------------------------------------------------------------

TELECOMMUNICATION EQUIPMENT - 0.72%
-------------------------------------------------------------
ADC Telecommunications Inc.(1)           4,499         16,196
Advanced Fibre Communications
  Inc.(1)                                  681         11,066
American Tower Corp.(1)                  2,038          9,864
Andrew Corp.(1)                            589          9,901
Avaya Inc.(1)                            1,951         10,438
CIENA Corp.(1)                           2,197         17,049
CommScope Inc.(1)                          426          7,029
Comverse Technology Inc.(1)              1,099         17,199
Corvis Corp.(1)                          2,878          3,281
Digital Lightwave Inc.(1)                  255          1,232
Harris Corp.                               563         19,283
JDS Uniphase Corp.(1)                    8,204         39,789
Lucent Technologies Inc.(1)             20,405        114,064
Motorola Inc.                           13,184        171,392
QUALCOMM Inc.(1)                         4,503        149,725
RF Micro Devices Inc.(1)                 1,522         23,804
Scientific-Atlanta Inc.                  1,017         22,750
Sonus Networks Inc.(1)                     942          2,496
Spectrasite Holdings Inc.(1)             3,438          4,401
Sycamore Networks Inc.(1)                1,453          5,071
Tellabs Inc.(1)                          3,010         30,883
-------------------------------------------------------------
                                                      686,913
-------------------------------------------------------------

TELECOMMUNICATIONS - 1.59%
-------------------------------------------------------------
Adelphia Business Solutions Inc.(1)        795             64
AirGate PCS Inc.(1)                        480          4,406
Allegiance Telecom Inc.(1)               1,377          3,608
AT&T Wireless Services Inc.(1)          15,158        152,944
Broadwing Inc.(1)                        2,240         14,067
Citizen Communications Co.(1)            2,675         24,369
Corning Inc.                             6,088         40,972
Cox Communications Inc. "A"(1)           1,989         73,295
Crown Castle International Corp.(1)      2,420         15,028
EchoStar Communications Corp.(1)         1,649         43,072
Emulex Corp.(1)                            713         23,144

LIFEPATH 2040 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2002


SECURITY                               SHARES       VALUE
-------------------------------------------------------------

TELECOMMUNICATIONS (CONTINUED)
-------------------------------------------------------------
Finisar Corp.(1)                         1,453   $      8,863
General Motors Corp. "H"(1)              7,470        110,183
InterDigital Communications
  Corp.(1)                                 459          3,833
Level 3 Communications Inc.(1)           3,031          9,154
McLeodUSA Inc. "A"(1)                    3,539            637
Metromedia Fiber Network
  Inc. "A"(1)                            2,827            876
MRV Communications Inc.(1)                 560          1,406
Nextel Communications Inc. "A"(1)        5,425         27,071
NTL Inc.(1)                              1,195            215
PanAmSat Corp.(1)                        1,468         31,577
Powerwave Technologies Inc.(1)             408          5,316
Qwest Communications International
  Inc.                                  10,122         88,061
Sprint Corp. (PCS Group)(1)              5,851         54,122
Verizon Communications Inc.             16,606        777,161
Western Wireless Corp. "A"(1)              475          3,862
-------------------------------------------------------------
                                                    1,517,306
-------------------------------------------------------------

TELEPHONE - 2.04%
-------------------------------------------------------------
Alltel Corp.                             2,046        113,860
AT&T Corp.                              21,198        329,417
BellSouth Corp.                         11,344        439,693
CenturyTel Inc.                          1,291         42,861
SBC Communications Inc.                 19,761        747,756
Sprint Corp. (FON Group)                 5,224         73,606
Telephone & Data Systems Inc.              735         64,055
WorldCom Inc.(1)                        17,664        132,833
-------------------------------------------------------------
                                                    1,944,081
-------------------------------------------------------------

TEXTILES - 0.06%
-------------------------------------------------------------
Cintas Corp.                             1,289         57,090
-------------------------------------------------------------
                                                       57,090
-------------------------------------------------------------

TOBACCO - 0.80%
-------------------------------------------------------------
Philip Morris Companies Inc.            11,955        629,550
R.J. Reynolds Tobacco Holdings Inc.      1,310         86,002
UST Inc.                                 1,219         42,494
-------------------------------------------------------------
                                                      758,046
-------------------------------------------------------------

TOYS / GAMES / HOBBIES - 0.08%
-------------------------------------------------------------
Hasbro Inc.                              1,171         16,757
Mattel Inc.                              2,905         55,050
-------------------------------------------------------------
                                                       71,807
-------------------------------------------------------------

TRANSPORTATION - 0.54%
-------------------------------------------------------------
Burlington Northern Santa Fe Corp.       2,693         78,151
CNF Transportation Inc.                  1,249         38,731
CSX Corp.                                1,461         55,138


SECURITY                               SHARES       VALUE
-------------------------------------------------------------

TRANSPORTATION (CONTINUED)
-------------------------------------------------------------
Expeditors International Washington
  Inc.                                     687   $     37,455
FedEx Corp.(1)                           1,976        114,331
Norfolk Southern Corp.                   2,617         62,258
Union Pacific Corp.                      1,257         76,262
United Parcel Service Inc.                 896         52,810
-------------------------------------------------------------
                                                      515,136
-------------------------------------------------------------

TRUCKING & LEASING - 0.02%
-------------------------------------------------------------
GATX Corp.                                 682         20,883
-------------------------------------------------------------
                                                       20,883
-------------------------------------------------------------

WATER - 0.08%
-------------------------------------------------------------
American Water Works Inc.                1,758         75,787
-------------------------------------------------------------
                                                       75,787
-------------------------------------------------------------

TOTAL U.S. COMMON STOCKS
(Cost: $91,351,421)                                70,053,552
-------------------------------------------------------------

INTERNATIONAL COMMON STOCKS - 20.56%

AUSTRALIA - 1.06%
-------------------------------------------------------------
Coles Myer Ltd. ADR                      3,319        120,148
National Australia Bank ADR              3,712        341,875
News Corporation Ltd. ADR                2,847         72,826
Rio Tinto PLC ADR                        3,138        250,883
Westpac Banking Corp. ADR                5,289        223,989
-------------------------------------------------------------
                                                    1,009,721
-------------------------------------------------------------

CANADA - 0.32%
-------------------------------------------------------------
Alcan Aluminum Ltd.                      2,057         83,391
Barrick Gold Corp.                       3,850         69,493
Inco Ltd.(1)                             1,701         31,690
Nortel Networks Corp.                   19,129         96,984
Placer Dome Inc.                         2,143         24,902
-------------------------------------------------------------
                                                      306,460
-------------------------------------------------------------

DENMARK - 1.06%
-------------------------------------------------------------
Novo-Nordisk A/S ADR                    21,434        836,998
TDC A/S ADR                             10,774        169,152
-------------------------------------------------------------
                                                    1,006,150
-------------------------------------------------------------

FINLAND - 0.32%
-------------------------------------------------------------
Nokia OYJ ADR                           14,547        302,141
-------------------------------------------------------------
                                                      302,141
-------------------------------------------------------------

LIFEPATH 2040 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2002


SECURITY                               SHARES       VALUE
-------------------------------------------------------------

FRANCE - 2.64%
-------------------------------------------------------------
Alcatel SA ADR                          13,009   $    178,093
Aventis SA ADR                           7,792        577,777
AXA-UAP ADR                             14,604        269,298
France Telecom SA ADR                    2,059         53,946
LVMH Moet-Hennessy Louis Vuitton
  ADR                                   16,438        153,860
Total Fina SA ADR                       16,130      1,186,362
Total Fina SA Warrants (Expires
  08/08/03)                                162          4,293
Vivendi Universal SA ADR                 2,336         90,403
-------------------------------------------------------------
                                                    2,514,032
-------------------------------------------------------------

GERMANY - 0.86%
-------------------------------------------------------------
DaimlerChrysler AG                      13,074        521,391
Deutsche Telekom AG ADR                 12,303        173,349
SAP AG ADR                               3,739        127,762
-------------------------------------------------------------
                                                      822,502
-------------------------------------------------------------

IRELAND - 0.41%
-------------------------------------------------------------
Allied Irish Banks PLC ADR              17,478        387,312
-------------------------------------------------------------
                                                      387,312
-------------------------------------------------------------

ITALY - 0.65%
-------------------------------------------------------------
Benetton Group SpA ADR                   7,416        180,209
ENI-Ente Nazionale Idrocarburi SpA
  ADR                                    2,344        162,885
Fiat SpA ADR(1)                          6,859         86,211
San Paolo-IMI SpA ADR                    9,236        186,105
-------------------------------------------------------------
                                                      615,410
-------------------------------------------------------------

JAPAN - 4.41%
-------------------------------------------------------------
Canon Inc. ADR                           5,655        195,889
Fuji Photo Film Co. Ltd. ADR             4,261        136,011
Hitachi Ltd. ADR                         2,575        160,963
Honda Motor Company Ltd. ADR            11,508        229,124
Ito-Yokado Co. Ltd. ADR                  5,254        207,796
Japan Air Lines ADR(1)                  33,205        175,987
Kirin Brewery Co. Ltd. ADR               4,190        268,244
Kubota Corp. ADR                         4,848        267,852
Kyocera Corp. ADR                        1,803        107,279
Makita Corp. ADR                         5,370         32,220
Matsushita Electric Industrial Co.
  Ltd. ADR                              13,224        159,481
Mitsubishi Corp. ADR                    15,194        210,437
Mitsui & Co. ADR                         2,058        226,380
NEC Corp. ADR                           19,482        141,245
Nippon Telegraph & Telephone Corp.
  ADR                                   10,459        167,449
Nissan Motor Co. Ltd. ADR               18,151        232,877
Pioneer Corp. ADR                        7,344        139,463
Ricoh Corp. Ltd. ADR                     2,235        196,680
Sony Corp. ADR                           3,467        160,175
Tokio Marine and Fire Insurance Co.
  Ltd. ADR                              11,562        412,763


SECURITY                               SHARES       VALUE
-------------------------------------------------------------

JAPAN (CONTINUED)
-------------------------------------------------------------
Toyota Motor Corp. ADR                   7,522   $    387,007
-------------------------------------------------------------
                                                    4,215,322
-------------------------------------------------------------

NETHERLANDS - 2.67%
-------------------------------------------------------------
Abn Amro Holding NV ADR                 14,235        250,109
Aegon NV ADR                             7,021        151,654
Akzo Nobel NV ADR                        4,026        178,875
Elsevier NV ADR                         12,684        323,442
ING Groep NV ADR                         5,560        132,161
Koninklijke Ahold NV ADR                10,311        240,349
Koninklijke (Royal) Philips
  Electronics NV - NY Shares             7,303        189,586
Royal Dutch Petroleum Co.                6,000        309,584
Royal Dutch Petroleum Co. - NY
  Shares                                11,504        590,960
Unilever NV - NY Shares                  3,089        180,027
-------------------------------------------------------------
                                                    2,546,747
-------------------------------------------------------------

NEW ZEALAND - 0.06%
-------------------------------------------------------------
Telecom Corp. of New Zealand Ltd.
  ADR                                    3,372         58,268
-------------------------------------------------------------
                                                       58,268
-------------------------------------------------------------

PORTUGAL - 0.08%
-------------------------------------------------------------
Banco Comercial Portugues ADR            4,146         71,933
-------------------------------------------------------------
                                                       71,933
-------------------------------------------------------------

SINGAPORE - 0.04%
-------------------------------------------------------------
Chartered Semiconductor
  Manufacturing Ltd. ADR(1)              1,708         38,396
-------------------------------------------------------------
                                                       38,396
-------------------------------------------------------------

SPAIN - 0.81%
-------------------------------------------------------------
Banco Bilbao Vizcaya Argentaria SA
  ADR                                   13,380        155,743
Banco Santander Central Hispano SA
  ADR                                   38,734        309,485
Repsol SA ADR                            8,103         99,181
Telefonica SA ADR(1)                     5,943        208,523
-------------------------------------------------------------
                                                      772,932
-------------------------------------------------------------

SWEDEN - 0.16%
-------------------------------------------------------------
Telefonaktiebolaget LM Ericsson AB
  ADR                                   35,585        150,169
-------------------------------------------------------------
                                                      150,169
-------------------------------------------------------------

SWITZERLAND - 0.47%
-------------------------------------------------------------
Adecco SA ADR                            9,417        140,313
Novartis AG                              7,000        265,929
Sulzer Medica ADR                        4,869         37,199
-------------------------------------------------------------
                                                      443,441
-------------------------------------------------------------

LIFEPATH 2040 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2002



                                      SHARES OR
SECURITY                             FACE AMOUNT      VALUE
---------------------------------------------------------------

UNITED KINGDOM - 4.54%
---------------------------------------------------------------
AstraZeneca PLC ADR                        8,109   $    413,397
Barclays PLC ADR                           2,772        334,580
BP PLC ADR                                 7,460        369,643
British Sky Broadcasting PLC ADR           2,179        132,941
British Telecom PLC ADR(1)                 4,687        171,779
Cadbury Schweppes PLC ADR                  9,338        254,461
Diageo PLC ADR                            13,084        631,826
GlaxoSmithKline PLC ADR                   21,956      1,074,746
Hanson PLC ADR                             7,970        266,517
Hong Kong & Shanghai Banking ADR           2,415        135,385
Reuters Group PLC ADR                      2,299        101,294
Vodafone Group PLC ADR                    22,921        435,499
---------------------------------------------------------------
                                                      4,322,068
---------------------------------------------------------------

TOTAL INTERNATIONAL COMMON STOCKS
(Cost: $28,498,554)                                  19,583,004
---------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $119,849,975)                                 89,636,556
---------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS - 3.58%
---------------------------------------------------------------
U.S. Treasury Bonds
  6.88%,  08/15/25                    $  900,000      1,044,422
  7.25%,  05/15/16                     1,000,000      1,173,984
  7.25%,  08/15/22                     1,000,000      1,196,562
---------------------------------------------------------------

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $3,457,201)                                    3,414,968
---------------------------------------------------------------


SECURITY                             FACE AMOUNT      VALUE
---------------------------------------------------------------

SHORT TERM INSTRUMENTS - 12.08%
---------------------------------------------------------------
Barclays Global Investors Funds
  Institutional Money Market Fund,
  Institutional Shares                $7,215,789   $  7,215,789
Dreyfus Money Market Fund              1,916,138      1,916,138
Goldman Sachs Financial Square
  Prime Obligation Fund                  423,682        423,682
Providian Temp Cash Money Market
  Fund                                 1,955,020      1,955,020
---------------------------------------------------------------

TOTAL SHORT TERM INSTRUMENTS
(Cost: $11,510,629)                                  11,510,629
---------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES - 109.73%
(Cost $134,817,805)                                 104,562,153
---------------------------------------------------------------

Other Assets, Less Liabilities - (9.73%)             (9,276,092)
---------------------------------------------------------------

NET ASSETS - 100.00%                               $ 95,286,061
===============================================================

(1) NON-INCOME EARNING SECURITIES.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

MASTER INVESTMENT PORTFOLIO
STATEMENTS OF ASSETS AND LIABILITIES
FEBRUARY 28, 2002

                          LIFEPATH INCOME       LIFEPATH 2010       LIFEPATH 2020        LIFEPATH 2030        LIFEPATH 2040
                         MASTER PORTFOLIO     MASTER PORTFOLIO     MASTER PORTFOLIO     MASTER PORTFOLIO    MASTER PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments at cost        $ 46,198,412        $ 140,512,614        $ 433,457,771        $ 130,044,243        $134,817,805
                           ------------        -------------        -------------        -------------        ------------
Foreign currency, at cost  $     21,670        $      83,522        $      61,518        $       5,492        $      5,357
                           ------------        -------------        -------------        -------------        ------------
Investments in
  securities, at value
  (including securities
  on loan(1)) (Note 1)     $ 46,470,405        $ 138,252,406        $ 379,926,127        $ 132,820,243        $ 04,562,153
Foreign currency, at
  value                          21,009               82,160               58,775                5,330               5,198
Receivables:
  Dividends and interest        311,001              700,501            1,384,595              375,121             247,231
                           ------------        -------------        -------------        -------------        ------------
Total Assets                 46,802,415          139,035,067          381,369,497          133,200,694          04,814,582
                           ------------        -------------        -------------        -------------        ------------
LIABILITIES
Payables:
  Investment securities
    purchased                        --            1,501,548                   --            1,003,472                  --
  Collateral for
    securities loaned
    (Note 4)                  4,012,445           12,258,953           36,851,292           12,265,141           9,481,120
  Advisory fees (Note 2)         21,617               61,587              170,609               58,801              47,401
                           ------------        -------------        -------------        -------------        ------------
Total Liabilities             4,034,062           13,822,088           37,021,901           13,327,414           9,528,521
                           ------------        -------------        -------------        -------------        ------------
NET ASSETS                 $ 42,768,353        $ 125,212,979        $ 344,347,596        $ 119,873,280        $ 95,286,061
                           ============        =============        =============        =============        ============

--------------------------------------------------------------------------------
(1) SECURITIES ON LOAN WITH MARKET VALUES OF $3,886,428, $11,814,230, $35,441,823, $11,764,714 AND $9,062,718, RESPECTIVELY. SEE NOTE 4.


STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED FEBRUARY 28, 2002


                             LIFEPATH INCOME       LIFEPATH 2010      LIFEPATH 2020        LIFEPATH 2030           LIFEPATH 2040
                            MASTER PORTFOLIO     MASTER PORTFOLIO   MASTER PORTFOLIO     MASTER PORTFOLIO        MASTER PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME
  Dividends(2)             $          229,861  $        1,211,440  $        4,350,609  $         2,124,324      $         2,865,398
  Interest                          2,353,806           5,027,534           7,295,932            1,720,029                  406,934
  Securities lending
    income                             13,483              39,334             108,977               37,669                   48,685
                           ------------------  ------------------  ------------------  -------------------      -------------------
Total investment income             2,597,150           6,278,308          11,755,518            3,882,022                3,321,017
                           ------------------  ------------------  ------------------  -------------------      -------------------
EXPENSES (NOTE 2)
  Advisory fees                       287,560             806,441           1,958,450              814,320                1,003,440
                           ------------------  ------------------  ------------------  -------------------      -------------------
Total expenses                        287,560             806,441           1,958,450              814,320                1,003,440
                           ------------------  ------------------  ------------------  -------------------      -------------------
Net investment income               2,309,590           5,471,867           9,797,068            3,067,702                2,317,577
                           ------------------  ------------------  ------------------  -------------------      -------------------

REALIZED AND UNREALIZED
  GAIN (LOSS) ON
  INVESTMENTS
  Net realized gain
    (loss) on sale of
    investments                       315,591             730,244          (4,840,430)           3,738,616               (6,857,565)
  Net realized gain from
    in-kind redemptions             1,482,594          10,694,860          60,723,260           17,061,052               71,929,640
  Net realized gain
    (loss) on foreign
    currency transactions              (2,699)            (10,260)             16,074                  (13)                      55
  Net change in
    unrealized
    appreciation
    (depreciation) of
    investments                    (2,310,426)        (16,180,333)        (82,075,727)         (34,991,245)             (85,921,486)
  Net change in
    unrealized
    depreciation on
    translation of assets
    and liabilities in
    foreign currencies                   (662)             (1,362)             (2,743)                (162)                    (158)
                           ------------------  ------------------  ------------------  -------------------      -------------------
Net loss on investments              (515,602)         (4,766,851)        (26,179,566)         (14,191,752)             (20,849,514)
                           ------------------  ------------------  ------------------  -------------------      -------------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS          $        1,793,988  $          705,016  $      (16,382,498) $       (11,124,050)     $       (18,531,937)
                           ==================  ==================  ==================  ===================      ===================






--------------------------------------------------------------------------------

(2)  NET OF FOREIGN WITHHOLDING TAX OF $5,839, $35,649, $102,923, $62,138 AND
     $98,749, RESPECTIVELY.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

MASTER INVESTMENT PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS



                                              LIFEPATH INCOME MASTER PORTFOLIO                  LIFEPATH 2010 MASTER PORTFOLIO
                                ----------------------------------------------  ----------------------------------------------
                                               FOR THE                 FOR THE                 FOR THE                 FOR THE
                                            YEAR ENDED              YEAR ENDED              YEAR ENDED              YEAR ENDED
                                     FEBRUARY 28, 2002       FEBRUARY 28, 2001       FEBRUARY 28, 2002       FEBRUARY 28, 2001

------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET
  ASSETS
OPERATIONS:
  Net investment income         $            2,309,590  $            4,225,123  $            5,471,867  $            8,579,397
  Net realized gain                          1,795,486               4,227,323              11,414,844               9,281,281
  Net change in unrealized
    appreciation
    (depreciation)                          (2,311,088)             (2,481,846)            (16,181,695)            (13,430,829)
                                ----------------------  ----------------------  ----------------------  ----------------------
Net increase in net assets
  resulting from operations                  1,793,988               5,970,600                 705,016               4,429,849
                                ----------------------  ----------------------  ----------------------  ----------------------
INTERESTHOLDER TRANSACTIONS:
  Contributions                             30,951,244              41,836,304              84,755,676             130,864,739
  Withdrawals                              (95,547,521)            (36,297,048)           (236,515,911)            (88,258,009)
                                ----------------------  ----------------------  ----------------------  ----------------------
Net increase (decrease) in net
  assets resulting from
  interestholder transactions              (64,596,277)              5,539,256            (151,760,235)             42,606,730
                                ----------------------  ----------------------  ----------------------  ----------------------
Increase (decrease) in net
  assets                                   (62,802,289)             11,509,856            (151,055,219)             47,036,579

NET ASSETS:
Beginning of year                          105,570,642              94,060,786             276,268,198             229,231,619
                                ----------------------  ----------------------  ----------------------  ----------------------
End of year                     $           42,768,353  $          105,570,642  $          125,212,979  $          276,268,198
                                ======================  ======================  ======================  ======================


--------------------------------------------------------------------------------



                                                LIFEPATH 2020 MASTER PORTFOLIO                  LIFEPATH 2030 MASTER PORTFOLIO
                                ----------------------------------------------  ----------------------------------------------
                                               FOR THE                 FOR THE                 FOR THE                 FOR THE
                                            YEAR ENDED              YEAR ENDED              YEAR ENDED              YEAR ENDED
                                     FEBRUARY 28, 2002       FEBRUARY 28, 2001       FEBRUARY 28, 2002       FEBRUARY 28, 2001

------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET
  ASSETS
OPERATIONS:
  Net investment income         $            9,797,068  $           11,165,147  $            3,067,702  $            4,984,452
  Net realized gain                         55,898,904              16,252,938              20,799,655              10,548,364
  Net change in unrealized
    appreciation
    (depreciation)                         (82,078,470)            (47,658,836)            (34,991,407)            (32,993,243)
                                ----------------------  ----------------------  ----------------------  ----------------------
Net decrease in net assets
  resulting from operations                (16,382,498)            (20,240,751)            (11,124,050)            (17,460,427)
                                ----------------------  ----------------------  ----------------------  ----------------------
INTERESTHOLDER TRANSACTIONS:
  Contributions                            271,054,874             253,737,778              89,451,581             112,167,174
  Withdrawals                             (390,877,654)           (146,474,480)           (240,386,251)            (84,993,424)
                                ----------------------  ----------------------  ----------------------  ----------------------
Net increase (decrease) in net
  assets resulting from
  interestholder transactions             (119,822,780)            107,263,298            (150,934,670)             27,173,750
                                ----------------------  ----------------------  ----------------------  ----------------------
Increase (decrease) in net
  assets                                  (136,205,278)             87,022,547            (162,058,720)              9,713,323

NET ASSETS:
Beginning of year                          480,552,874             393,530,327             281,932,000             272,218,677
                                ----------------------  ----------------------  ----------------------  ----------------------
End of year                     $          344,347,596  $          480,552,874  $          119,873,280  $          281,932,000
                                ======================  ======================  ======================  ======================


--------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

MASTER INVESTMENT PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)



                                                          LIFEPATH 2040 MASTER PORTFOLIO
                                          ----------------------------------------------
                                                         FOR THE                 FOR THE
                                                      YEAR ENDED              YEAR ENDED
                                               FEBRUARY 28, 2002       FEBRUARY 28, 2001

----------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net investment income                   $            2,317,577  $            4,746,297
  Net realized gain                                   65,072,130              32,259,065
  Net change in unrealized appreciation
    (depreciation)                                   (85,921,644)            (89,014,477)
                                          ----------------------  ----------------------
Net decrease in net assets resulting
  from operations                                    (18,531,937)            (52,009,115)
                                          ----------------------  ----------------------
INTERESTHOLDER TRANSACTIONS:
  Contributions                                       47,790,242             149,860,283
  Withdrawals                                       (384,441,174)           (187,242,136)
                                          ----------------------  ----------------------
Net decrease in net assets resulting
  from interestholder transactions                  (336,650,932)            (37,381,853)
                                          ----------------------  ----------------------
Decrease in net assets                              (355,182,869)            (89,390,968)

NET ASSETS:
Beginning of year                                    450,468,930             539,859,898
                                          ----------------------  ----------------------
End of year                               $           95,286,061  $          450,468,930
                                          ======================  ======================


--------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS

1.  SIGNIFICANT ACCOUNTING POLICIES

    Master Investment Portfolio ("MIP") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware business trust. MIP currently consists of the following separate portfolios: Asset Allocation, Bond Index, Extended Index, International Index, LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Russell 2000 Index, S&P 500 Index and U.S. Equity Index Master Portfolios.

    These financial statements relate only to the LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Master Portfolios (each, a "Master Portfolio", collectively the "Master Portfolios").

    The following is a summary of significant accounting policies which are consistently followed by MIP in the preparation of its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

   SECURITY VALUATION

    The equity securities of each Master Portfolio are valued at the last reported sales price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in those securities or by an independent pricing source. U.S. Government obligations are valued at the last reported bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Any securities, restricted securities or other assets for which market quotations are not readily available, or for which a significant event has occurred since the time of the most recent market quotation, are valued in accordance with fair value pricing policies approved by MIP's Board of Trustees.

   SECURITY TRANSACTIONS AND INCOME RECOGNITION

    Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolios amortize premiums and accrete discounts on debt securities purchased, using a constant yield to maturity method.

   FOREIGN CURRENCY TRANSLATION

    The accounting records of the Master Portfolios are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the prevailing rates of exchange on the valuation date. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions.

    Each Master Portfolio does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Master Portfolios as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

   CHANGE IN ACCOUNTING POLICY

    Effective March 1, 2001, the Master Portfolios adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies that require the amortization of discounts and premiums on debt securities purchased, using a constant yield to maturity method. The adoption of this policy had no material effect on the financial statements and had no impact on the total net assets of the Master Portfolios.

   FEDERAL INCOME TAXES

    MIP believes that each Master Portfolio has and will continue to be operated in a manner so as to qualify it as a partnership for federal income tax purposes. Provided that each Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each investor in a Master Portfolio will be taxable on its

MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

distributive share of the Master Portfolio's taxable income in determining its federal income tax liability. As a partnership for federal income tax purposes, each Master Portfolio will be deemed to have "passed through" to interestholders any interest, dividends, gains or losses for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the "Code"), and regulations promulgated thereunder.

    It is intended that each Master Portfolio's assets, income and distributions will be managed in such a way that an entity electing and qualifying as a "regulated investment company" under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualification not within the control of the Master Portfolio (e.g. distributing at least 90% of the regulated investment company's "investment company taxable income" annually).

    For the year ended February 28, 2002, the Master Portfolios realized net capital gains resulting from in-kind redemptions, transactions in which interestholders exchange their interests in a Master Portfolio for securities held by the Master Portfolio rather than for cash. Such gains or losses are not taxable to the investors in the Master Portfolios. The in-kind gains for the year ended February 28, 2002 are disclosed in the accompanying Statements of Operations.

   REPURCHASE AGREEMENTS

    Each Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as a loan by the Master Portfolio to the seller, collateralized by securities, which are delivered to the Master Portfolio's custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest. None of the Master Portfolios held repurchase agreements at February 28, 2002.

2.  AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

    Pursuant to an Investment Advisory Contract with each Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of each Master Portfolio's assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Effective July 1, 2001, BGFA is entitled to receive 0.35% of the average daily net assets of each of the Master Portfolios as compensation for its advisory services. Prior to July 1, 2001, BGFA was entitled to receive a fee of 0.55% from each Master Portfolio.

    Investors Bank & Trust Company ("IBT") serves as the custodian to each Master Portfolio. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as sub-administrator of each Master Portfolio.

    Stephens Inc. ("Stephens") is the sponsor and placement agent for the Master Portfolios.

    MIP has entered into administration services arrangements with BGI and Stephens, as co-administrators, who have agreed jointly to provide general administration services to the Master Portfolios, such as managing and coordinating third-party service relationships. BGI and Stephens are not entitled to compensation for providing administration services to the Master Portfolios for so long as BGI or Stephens are entitled to compensation for providing co-administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolios, or either BGI or Stephens (or an affiliate) receives advisory fees from the Master Portfolios. BGI and Stephens may delegate certain of their administration duties to sub-administrators.

    Barclays Global Investors Services ("BGIS"), a subsidiary of BGI, may serve as a broker-dealer for the Master Portfolios. For the year ended February 28, 2002, BGIS received $3,021, $9, $33,241 and $10,266 in brokerage commissions from the LifePath Income, LifePath 2010, LifePath 2020 and LifePath 2040 Master Portfolios, respectively. BGIS did not receive any brokerage commissions from the LifePath 2030 Master Portfolio for the year ended February 28, 2002.

    As a result of using an index approach to investing, the LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Master Portfolios held shares of Barclays PLC, with current market values of $37,176, $218,950, $1,030,415, $420,277, and $334,580, respectively, as of February 28, 2002.
Barclays PLC is an affiliate of BGFA, the Master Portfolios' investment advisor.

    Pursuant to an exemptive order issued by the Securities and Exchange Commission, each Master Portfolio may invest in the Institutional Shares of the Institutional Money Market Fund ("IMMF") of Barclays Global Investors Funds.

MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

The IMMF is a feeder fund in a master/feeder fund structure that invests substantially all of its assets in the Money Market Master Portfolio, which is managed by BGFA, the Master Portfolios' investment advisor. The IMMF is an open-end money market fund available only to institutional investors, including other investment companies managed by BGFA. The IMMF seeks a high level of income consistent with liquidity and the preservation of capital. While the IMMF does not directly charge an advisory fee, the master portfolio in which it invests does charge an advisory fee. Income distributions from the IMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Master Portfolios are recorded as either interest income or securities lending income in the accompanying Statements of Operations.

    Certain officers and trustees of MIP are also officers of Stephens and BGI. As of February 28, 2002, these officers of Stephens and BGI collectively owned less than 1% of the Master Portfolios' outstanding beneficial interests.

3.  INVESTMENT PORTFOLIO TRANSACTIONS

    Investment transactions (excluding in-kind transactions and short-term investments) for the year ended February 28, 2002, were as follows:


-------------------------------------------------------------------------------------
                                U.S. GOVERNMENT OBLIGATIONS      OTHER SECURITIES
                                ----------------------------  -----------------------
MASTER PORTFOLIO                   PURCHASES        SALES      PURCHASES      SALES

-------------------------------------------------------------------------------------
LifePath Income Master
  Portfolio                     $ 48,645,893   $ 26,786,541  $ 14,911,591 $ 1,733,406
LifePath 2010 Master Portfolio    86,266,539     72,037,556    53,241,479   6,216,085
LifePath 2020 Master Portfolio   161,474,462    122,766,814   189,855,930  21,886,928
LifePath 2030 Master Portfolio    32,465,623     31,048,270    56,903,766  10,779,991
LifePath 2040 Master Portfolio     6,628,891     22,880,470    23,677,262  18,755,940
-------------------------------------------------------------------------------------


    For the year ended February 28, 2002, in-kind sales for the LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Master Portfolios were $69,201,905, $167,965,684, $276,815,793, $179,253,810, and $319,431,269,
respectively.

    At February 28, 2002, the aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:


---------------------------------------------------------------------------------------
                                                                          NET UNREALIZED
                                     TAX       UNREALIZED    UNREALIZED    APPRECIATION
MASTER PORTFOLIO                    COST      APPRECIATION  DEPRECIATION  (DEPRECIATION)

---------------------------------------------------------------------------------------
LifePath Income Master
  Portfolio                    $ 46,216,601  $ 2,079,893  $ (1,826,089)   $   253,804
LifePath 2010 Master Portfolio  140,665,670    7,380,976    (9,794,244)    (2,413,268)
LifePath 2020 Master Portfolio  434,324,116   14,713,902   (69,111,891)   (54,397,989)
LifePath 2030 Master Portfolio  130,474,100   14,512,526   (12,166,383)     2,346,143
LifePath 2040 Master Portfolio  134,895,436    6,609,004   (36,942,287)   (30,333,283)
---------------------------------------------------------------------------------------


4.  PORTFOLIO SECURITIES LOANED

    Each Master Portfolio may lend its investment securities to approved borrowers such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued, or guaranteed by the U.S. Government. The initial collateral received is required to have a value of at least 102% of the market value of the loaned securities for securities denominated in U.S. dollars and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Master Portfolios of securities lending are that the borrower may not provide additional collateral when required, or return the securities when due.

    As of February 28, 2002, the Master Portfolios had loaned securities which were collateralized by cash. The cash collateral received was invested in commercial paper and money market mutual funds. The market value of the securities on loan at February 28, 2002 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities.

MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

5.  FINANCIAL HIGHLIGHTS

    Financial highlights for each of the Master Portfolios were as follows:

-----------------------------------------------------------------------------------------------
                             YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                           FEBRUARY 28,  FEBRUARY 28,  FEBRUARY 29,  FEBRUARY 28,  FEBRUARY 28,
                                   2002          2001          2000          1999          1998
-----------------------------------------------------------------------------------------------

LIFEPATH INCOME MASTER
  PORTFOLIO
  Ratio of expenses to
    average net assets             0.46%         0.55%         0.55%         0.55%         0.55%
  Ratio of net investment
    income to average net
    assets                         3.73%(1)      4.40%         4.03%         3.95%         4.46%
  Portfolio turnover rate           116%(2)        58%           55%           66%           39%
  Total return                     2.68%         6.56%         5.22%         7.10%        12.72%
LIFEPATH 2010 MASTER
  PORTFOLIO
  Ratio of expenses to
    average net assets             0.46%         0.55%         0.55%         0.55%         0.55%
  Ratio of net investment
    income to average net
    assets                         3.11%(1)      3.49%         3.20%         3.12%         3.49%
  Portfolio turnover rate            86%(2)        54%           49%           38%           46%
  Total return                    (0.70)%        2.13%         8.32%        10.59%        19.13%
LIFEPATH 2020 MASTER
  PORTFOLIO
  Ratio of expenses to
    average net assets             0.44%         0.55%         0.55%         0.55%         0.55%
  Ratio of net investment
    income to average net
    assets                         2.23%(1)      2.38%         2.27%         2.30%         2.69%
  Portfolio turnover rate            86%(2)        39%           43%           36%           41%
  Total return                    (4.99)%       (3.14)%       11.24%        12.82%        24.65%
LIFEPATH 2030 MASTER
  PORTFOLIO
  Ratio of expenses to
    average net assets             0.46%         0.55%         0.55%         0.55%         0.55%
  Ratio of net investment
    income to average net
    assets                         1.74%(1)      1.72%         1.72%         1.74%         2.13%
  Portfolio turnover rate            53%(2)        27%           26%           19%           27%
  Total return                    (7.82)%       (5.59)%       13.44%        13.95%        28.62%
LIFEPATH 2040 MASTER
  PORTFOLIO
  Ratio of expenses to
    average net assets             0.49%         0.55%         0.55%         0.55%         0.55%
  Ratio of net investment
    income to average net
    assets                         1.13%(1)      0.90%         0.99%         1.11%         1.45%
  Portfolio turnover rate            15%(2)        20%           29%           19%           34%
  Total return                   (10.48)%      (10.41)%       16.41%        15.75%        31.35%
----------------------------------------------------------------------------------------------------

(1) EFFECTIVE MARCH 1, 2001, THE MASTER PORTFOLIOS ADOPTED THE PROVISIONS OF THE REVISED AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES THAT REQUIRES THE AMORTIZATION OF DISCOUNTS AND PREMIUMS ON DEBT SECURITIES PURCHASED, USING A CONSTANT YIELD TO MATURITY METHOD. THE ADOPTION OF THIS POLICY HAD NO MATERIAL EFFECT ON THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS FOR THE MASTER PORTFOLIOS FOR THE YEAR ENDED FEBRUARY 28, 2002. RATIOS FOR THE PERIODS PRIOR TO MARCH 1, 2001 HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE IN POLICY.
(2) PORTFOLIO TURNOVER RATES EXCLUDING IN-KIND TRANSACTIONS FOR THE LIFEPATH INCOME, LIFEPATH 2010, LIFEPATH 2020, LIFEPATH 2030 AND LIFEPATH 2040 MASTER PORTFOLIOS WERE 52%, 48%, 35%, 25%, AND 15%, RESPECTIVELY.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Interestholders and Board of Trustees of Master Investment Portfolio:

    In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statement of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the LifePath Income Master Portfolio, LifePath 2010 Master Portfolio, LifePath 2020 Master Portfolio, LifePath 2030 Master Portfolio and LifePath 2040 Master Portfolio, each a portfolio of Master Investment Portfolio (the "Portfolios"), at February 28, 2002, and the results of each of their operations, the changes in each of their net assets and their financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at February 28, 2002 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

    The financial statements of the Portfolios as of February 28, 2001 and for the years then ended were audited by other auditors, whose report dated April 13, 2001 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP
San Francisco, California
April 12, 2002

CHANGE IN INDEPENDENT ACCOUNTANTS -- UNAUDITED

    As a result of the resignation of KPMG LLP ("KPMG") as the Master Portfolios' independent accountants, the Audit Committee and the Board of Trustees of the Master Portfolios voted to appoint PricewaterhouseCoopers LLP as the independent accountants for the Master Portfolios' year ended February 28, 2002. During the two previous years, the audit reports of KPMG contained no adverse opinion or disclaimer of opinion; nor were its reports qualified nor modified as to uncertainty, audit scope, or accounting principle. Further, in connection with its audits for the two previous years, there were no disagreements between the Master Portfolios and KPMG on any matters of accounting principles or practices, financial statement disclosure or auditing scope or procedures, which if not resolved to the satisfaction of KPMG would have caused it to make reference to the disagreements in its report on the financial statements for such years.

TRUSTEES INFORMATION -- UNAUDITED

    The Board of Trustees has responsibility for the overall management and operations of the Master Portfolios. The Trustees and Officers of Master Investment Portfolio ("MIP") also serve as the Trustees and Officers of Barclays Global Investors Funds ("BGIF"). Please see the Trustees Information for BGIF (found elsewhere in this report), for information regarding the Trustees and Officers of MIP.

    Additional information about MIP's Trustees may be found in Part B of each Master Portfolio's Registration Statement, which is available without charge upon request by calling toll-free 1-888-204-3956.

                                        Barclays Global Investors Funds
                                        c/o Investors Bank and Trust Co.
                                        200 Clarendon Street
                                        Boston, MA 02116


                                        BGI/AR. 2/02